Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Access Flex Bear High Yield ProFund
Repurchase Agreements
(a)
( 44 .4% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $293,028 $ 293,000 $ 293,000
TOTAL REPURCHASE AGREEMENTS
(Cost $293,000) 293,000
TOTAL INVESTMENT SECURITIES
  (Cost $293,000)— 44.4% $ 293,000
Net other assets (liabilities) — 55 .6% 366,921
NET ASSETS — 100.0% $ 659,921
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
iShares iBoxx $ High Yield
Corporate Bond ETF Goldman Sachs International 5/26/26 (0.64)% $ (211,682) $ (425)
iShares iBoxx $ High Yield
Corporate Bond ETF UBS AG 5/26/26 (0.64)% (453,894) 1
$(665,576) $(424)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Access Flex High Yield ProFund
Repurchase Agreements
(a)
( 92 .6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $14,033,363 $ 14,032,000 $ 14,032,000
TOTAL REPURCHASE AGREEMENTS
(Cost $14,032,000) 14,032,000
TOTAL INVESTMENT SECURITIES
  (Cost $14,032,000)— 92.6% $ 14,032,000
Net other assets (liabilities) — 7 .4% 1,128,225
NET ASSETS — 100.0% $ 15,160,225
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
iShares iBoxx $ High Yield
Corporate Bond ETF Goldman Sachs International 5/26/26 2.64% $ 12,582,843 $ (5,521)
iShares iBoxx $ High Yield
Corporate Bond ETF UBS AG 5/26/26 3.64% 2,605,312 (1,524)
$15,188,155 $(7,045)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Banks UltraSector ProFund
Common Stocks (79.5%)
Shares Value
Ameris Bancorp (Banks) 767 $ 65,387
Apollo Global Management, Inc. (Financial Services) 547 70,410
Associated Banc-Corp. (Banks) 2,340 65,894
Atlantic Union Bankshares Corp. (Banks) 1,662 62,574
Axos Financial, Inc.
*
(Banks) 674 65,001
Banc of California, Inc. (Banks) 3,456 64,731
BancFirst Corp. (Banks) 504 56,251
Bank of America Corp. (Banks) 1,195 63,885
Bank of Hawaii Corp. (Banks) 785 62,415
Bank OZK (Banks) 1,320 63,571
BankUnited, Inc. (Banks) 1,321 61,400
Banner Corp. (Banks) 983 65,773
Beacon Financial Corporation (Banks) 2,030 57,916
BOK Financial Corp. (Banks) 462 61,811
Cathay General Bancorp (Banks) 1,215 68,076
Citigroup, Inc. (Banks) 531 67,957
Citizens Financial Group, Inc. (Banks) 991 64,465
Columbia Banking System, Inc. (Banks) 2,167 64,143
Commerce Bancshares, Inc. (Banks) 1,201 62,488
Community Financial System, Inc. (Banks) 1,007 63,804
Corebridge Financial, Inc (Financial Services) 2,470 68,024
Cullen/Frost Bankers, Inc. (Banks) 435 63,045
Customers Bancorp, Inc.
*
(Banks) 870 66,355
CVB Financial Corp. (Banks) 3,083 62,801
East West Bancorp, Inc. (Banks) 549 69,432
Eastern Bankshares , Inc. (Banks) 3,057 61,843
Enterprise Financial Services Corp. (Banks) 771 44,579
Equitable Holdings, Inc. (Financial Services) 1,517 64,017
Essent Group, Ltd. (Financial Services) 1,008 61,004
F.N.B. Corp. (Banks) 3,576 63,832
FB Financial Corp. (Banks) 1,122 60,667
Fifth Third Bancorp (Banks) 1,287 65,328
First Bancorp (Banks) 2,866 69,587
First Bancorp (Banks) 932 53,814
First Busey Corp. (Banks) 1,957 51,273
First Citizens BancShares , Inc. - Class A (Banks) 31 61,498
First Financial Bancorp (Banks) 2,152 65,163
First Financial Bankshares , Inc. (Banks) 1,941 62,636
First Hawaiian, Inc. (Banks) 2,415 65,881
First Horizon Corp. (Banks) 2,566 64,058
First Interstate BancSystem , Inc. - Class A (Banks) 1,718 60,972
First Merchants Corp. (Banks) 1,380 55,807
Fulton Financial Corp. (Banks) 2,909 62,805
Glacier Bancorp, Inc. (Banks) 1,293 63,422
Hancock Whitney Corp. (Banks) 927 62,582
Hilltop Holdings, Inc. (Banks) 1,619 60,988
Home BancShares , Inc. (Banks) 2,204 59,221
Huntington Bancshares, Inc. (Banks) 3,708 62,146
Independent Bank Corp. (Banks) 770 60,052
International Bancshares Corp. (Banks) 865 62,055
Jackson Financial, Inc. - Class A (Financial Services) 541 62,632
JPMorgan Chase & Co. (Banks) 202 63,272
KeyCorp (Banks) 2,952 65,269
Lakeland Financial Corp. (Banks) 714 43,211
M&T Bank Corp. (Banks) 285 62,310
MGIC Investment Corp. (Financial Services) 2,241 59,342
NBT Bancorp, Inc. (Banks) 909 39,714
New York Community Bancorp, Inc. (Banks) 4,685 65,449
Nicolet Bankshares , Inc. (Banks) 385 56,395
NMI Holdings, Inc.
*
- Class A (Financial Services) 1,566 60,620
Northern Trust Corp. (Capital Markets) 412 68,532
OFG Bancorp (Banks) 1,190 54,692
Old National Bancorp (Banks) 2,651 63,544
Park National Corp. (Banks) 266 45,803
Pathward Financial, Inc. (Banks) 651 56,533
PennyMac Financial Services, Inc. (Financial Services) 662 59,772
Pinnacle Financial Partners, Inc. (Banks) 681 67,378
Common Stocks, continued
Shares Value
PNC Financial Services Group, Inc. (Banks) 282 $ 62,886
Popular, Inc. (Banks) 450 67,649
Prosperity Bancshares, Inc. (Banks) 881 61,362
Provident Financial Services, Inc. (Banks) 2,826 64,094
Radian Group, Inc. (Financial Services) 1,778 63,706
Regions Financial Corp. (Banks) 2,213 63,181
Renasant Corp. (Banks) 1,599 63,784
Rocket Cos, Inc.
*
- Class A (Financial Services) 3,828 55,965
Seacoast Banking Corp. of Florida (Banks) 1,896 59,667
ServisFirst Bancshares, Inc. (Banks) 784 62,422
Simmons First National Corp. - Class A (Banks) 3,035 64,524
SouthState Bank Corp. (Banks) 632 61,727
Stock Yards Bancorp, Inc. (Banks) 570 41,228
Texas Capital Bancshares, Inc. (Banks) 638 64,247
The Bancorp, Inc.
*
(Banks) 1,100 65,813
The Bank of New York Mellon Corp. (Capital Markets) 495 66,513
Triumph Financial, Inc.
*
(Banks) 1,016 68,763
Truist Financial Corp. (Banks) 1,270 65,405
Trustmark Corp. (Banks) 1,260 55,906
U.S. Bancorp (Banks) 1,110 62,893
UMB Financial Corp. (Banks) 519 65,482
United Bankshares , Inc. (Banks) 1,472 64,488
United Community Banks, Inc. (Banks) 1,905 63,494
Valley National Bancorp (Banks) 4,862 65,977
Voya Financial, Inc. (Financial Services) 875 71,715
Walker & Dunlop, Inc. (Financial Services) 1,229 61,880
Washington Federal, Inc. (Banks) 1,892 66,977
Webster Financial Corp. (Banks) 843 60,999
Wells Fargo & Co. (Banks) 754 62,001
WesBanco , Inc. (Banks) 1,750 60,165
Western Alliance Bancorp (Banks) 833 67,923
Wintrust Financial Corp. (Banks) 431 64,896
WSFS Financial Corp. (Banks) 927 66,716
Zions Bancorp N.A. (Banks) 1,057 67,035
TOTAL COMMON STOCKS
  (Cost $3,515,041) 6,278,790
Repurchase Agreements
(a)(b)
( 21.3% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $1,679,163 $ 1,679,000 1,679,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,679,000) 1,679,000
TOTAL INVESTMENT SECURITIES
  (Cost $5,194,041)— 100.8% 7,957,790
Net other assets (liabilities) —  (0.8)% (59,858)
NET ASSETS — 100.0% $ 7,897,932
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $740,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Banks UltraSector ProFund
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Banks Select Industry Index Goldman Sachs International 5/26/26 4.39% $ 3,022,747 $ (9,281)
S&P Banks Select Industry Index UBS AG 5/26/26 4.44% 2,562,084 (13,020)
$5,584,831 $(22,301)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Banks UltraSector ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Banks $ 5,384,658 68.2%
Capital Markets 135,045 1.7%
Financial Services 759,087 9.6%
Other
**
1,619,142 20.5%
Total $ 7,897,932 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Bear ProFund
Repurchase Agreements
(a) (b)
( 100 .0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $6,423,624 $ 6,423,000 $ 6,423,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,423,000) 6,423,000
TOTAL INVESTMENT SECURITIES
  (Cost $6,472,800)— 100.8% $ 6,472,800
Net other assets (liabilities) — ( 0 .8 ) % (53,329)
NET ASSETS — 100.0% $ 6,419,471
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $769,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini S&P 500 Futures Contracts 2 6/22/26 $ (724,375) $ (51,630)
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Goldman Sachs International 5/27/26 (4.14)% $ (4,033,441) $ (20,036)
S&P 500 UBS AG 5/27/26 (4.04)% (1,658,072) (8,299)
$(5,691,513) $(28,335)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Biotechnology UltraSector ProFund
Common Stocks ( 85 .7% )
Shares Value
4D Molecular Therapeutics, Inc.
*
(Biotechnology) 23,783 $ 210,955
AbbVie, Inc. (Biotechnology) 6,599 1,394,501
Absci Corp.
*
(Biotechnology) 80,266 399,323
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 60,518 1,358,629
ADMA Biologics, Inc.
*
(Biotechnology) 87,175 893,544
Agios Pharmaceuticals, Inc.
*
(Biotechnology) 34,224 958,272
Akebia Therapeutics, Inc.
*
(Biotechnology) 108,964 150,370
Alkermes PLC
*
(Biotechnology) 54,105 1,823,880
Allogene Therapeutics, Inc.
*
(Biotechnology) 94,053 200,333
Alnylam Pharmaceuticals, Inc.
*
(Biotechnology) 4,689 1,451,199
Altimmune, Inc.
*
(Biotechnology) 77,039 200,301
Amgen, Inc. (Biotechnology) 3,979 1,377,729
AnaptysBio, Inc.
*
(Biotechnology) 9,076 596,565
Anavex Life Sciences Corp.
*
(Biotechnology) 47,885 159,936
Annexon, Inc.
*
(Biotechnology) 67,711 397,464
Apellis Pharmaceuticals, Inc.
*
(Biotechnology) 60,117 2,461,790
Apogee Therapeutics, Inc.
*
(Biotechnology) 20,119 1,667,664
Arbutus Biopharma Corp.
*
(Biotechnology) 40,924 171,881
Arcus Biosciences, Inc.
*
(Biotechnology) 38,352 977,976
Arcutis Biotherapeutics, Inc.
*
(Biotechnology) 60,967 1,415,654
Ardelyx, Inc.
*
(Biotechnology) 135,861 860,000
ArriVent Biopharma, Inc.
*
(Biotechnology) 12,409 385,796
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 25,860 1,900,192
ARS Pharmaceuticals, Inc.
*(a)
(Biotechnology) 39,185 323,668
Beam Therapeutics, Inc.
*
(Biotechnology) 57,611 1,747,342
Bicara Therapeutics, Inc.
*
(Biotechnology) 12,659 273,181
BioCryst Pharmaceuticals, Inc.
*
(Biotechnology) 118,008 1,080,953
Biogen, Inc.
*
(Biotechnology) 7,888 1,493,041
Biohaven, Ltd.
*
(Biotechnology) 68,137 653,434
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 24,909 1,342,844
Bridgebio Pharma, Inc.
*
(Biotechnology) 21,046 1,496,581
Capricor Therapeutics, Inc.
*
(Biotechnology) 20,771 697,490
CareDx, Inc.
*
(Biotechnology) 26,227 545,784
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 40,217 1,131,304
Celcuity, Inc.
*
(Biotechnology) 12,979 1,575,002
Celldex Therapeutics, Inc.
*
(Biotechnology) 21,669 712,477
CG Oncology, Inc.
*
(Biotechnology) 22,645 1,511,327
Cogent Biosciences, Inc.
*
(Biotechnology) 41,643 1,490,403
Compass Therapeutics, Inc.
*
(Biotechnology) 65,246 115,485
Corvus Pharmaceuticals, Inc.
*
(Biotechnology) 37,511 569,792
CRISPR Therapeutics AG
*
(Biotechnology) 30,092 1,575,015
Cullinan Therapeutics, Inc.
*
(Biotechnology) 23,146 302,055
Cytokinetics, Inc.
*
(Biotechnology) 23,613 1,510,524
CytomX Therapeutics, Inc.
*
(Biotechnology) 79,888 337,127
Damora Therapeutics, Inc.
*
(Biotech & Pharma) 1,693 43,442
Denali Therapeutics, Inc.
*
(Biotechnology) 50,195 939,650
Dianthus Therapeutics, Inc.
*
(Biotechnology) 10,400 913,120
Disc Medicine, Inc.
*
(Biotechnology) 17,945 1,183,473
Dyne Therapeutics, Inc.
*
(Biotechnology) 60,951 1,069,690
Emergent BioSolutions, Inc.
*
(Biotechnology) 28,381 233,576
Erasca, Inc.
*
(Biotechnology) 83,931 893,865
Exelixis, Inc.
*
(Biotechnology) 35,988 1,600,026
First Tracks Biotherapeutics, Inc.
*
(Biotech & Pharma) 9,076 211,199
Geron Corp.
*
(Biotechnology) 294,335 453,276
Gilead Sciences, Inc. (Biotechnology) 10,291 1,346,474
GRAIL, Inc.
*
(Biotechnology) 18,462 1,005,810
Halozyme Therapeutics, Inc.
*
(Biotechnology) 22,601 1,438,780
Hyperliquid Strategies, Inc.
*
(Biotech & Pharma) 44,231 266,271
Ideaya Biosciences, Inc.
*
(Biotechnology) 28,876 840,292
ImmunityBio, Inc.
*(a)
(Biotechnology) 181,680 1,289,928
Immunome, Inc.
*
(Biotechnology) 52,038 1,193,752
Immunovant, Inc.
*
(Biotechnology) 45,510 1,235,369
Incyte Corp.
*
(Biotechnology) 15,873 1,512,221
Inhibrx Biosciences, Inc.
*
(Biotechnology) 5,251 678,482
Insmed, Inc.
*
(Biotechnology) 10,778 1,469,365
Intellia Therapeutics, Inc.
*
(Biotechnology) 66,541 896,973
Invivyd, Inc.
*
(Biotechnology) 102,029 142,841
Common Stocks, continued
Shares Value
Ionis Pharmaceuticals, Inc.
*
(Biotechnology) 20,089 $ 1,501,854
Iovance Biotherapeutics, Inc.
*
(Biotechnology) 144,237 484,636
Ironwood Pharmaceuticals, Inc.
*
(Biotechnology) 72,159 297,656
Janux Therapeutics, Inc.
*
(Biotechnology) 25,227 362,512
KalVista Pharmaceuticals, Inc.
*
(Biotechnology) 19,086 508,833
Kodiak Sciences, Inc.
*
(Biotechnology) 23,819 1,035,650
Krystal Biotech, Inc.
*
(Biotechnology) 5,892 1,545,236
Kura Oncology, Inc.
*
(Biotechnology) 44,688 394,595
Kymera Therapeutics, Inc.
*
(Biotechnology) 18,431 1,494,201
Lexeo Therapeutics, Inc.
*
(Biotechnology) 33,610 191,409
Madrigal Pharmaceuticals, Inc.
*
(Biotechnology) 3,482 1,801,552
Mannkind Corp.
*
(Biotechnology) 193,714 548,211
MiMedx Group, Inc.
*
(Biotechnology) 41,188 138,392
Mineralys Therapeutics, Inc.
*
(Biotechnology) 31,432 837,663
Mirum Pharmaceuticals, Inc.
*
(Biotechnology) 16,376 1,593,549
Moderna, Inc.
*
(Biotechnology) 26,845 1,233,259
Monte Rosa Therapeutics, Inc.
*
(Biotechnology) 34,850 667,378
Myriad Genetics, Inc.
*
(Biotechnology) 38,978 185,146
Natera, Inc.
*
(Biotechnology) 7,642 1,575,475
Neurocrine Biosciences, Inc.
*
(Biotechnology) 11,599 1,527,240
Novavax, Inc.
*(a)
(Biotechnology) 82,749 655,786
Nurix Therapeutics, Inc.
*
(Biotechnology) 49,808 831,794
Nuvalent, Inc.
*
- Class A (Biotechnology) 15,017 1,505,905
Ocugen, Inc.
*
(Biotechnology) 94,238 163,032
Olema Pharmaceuticals, Inc.
*
(Biotechnology) 43,811 631,317
ORIC Pharmaceuticals, Inc.
*
(Biotechnology) 38,468 380,064
Oruka Therapeutics Inc
*
(Biotechnology) 13,486 922,577
Palvella Therapeutics, Inc.
*
(Biotechnology) 4,860 623,635
Perspective Therapeutics, Inc.
*
(Biotechnology) 30,917 120,576
Praxis Precision Medicines, Inc.
*
(Biotechnology) 5,059 1,612,961
Precigen, Inc.
*
(Biotechnology) 106,333 442,345
Prime Medicine, Inc.
*
(Biotechnology) 71,813 254,577
Protagonist Therapeutics, Inc.
*
(Biotechnology) 15,573 1,541,260
Prothena Corp. PLC
*
(Biotechnology) 17,744 196,249
PTC Therapeutics, Inc.
*
(Biotechnology) 22,879 1,488,508
Recursion Pharmaceuticals, Inc.
*(a)
- Class A
(Biotechnology) 296,667 1,026,468
Regeneron Pharmaceuticals, Inc. (Biotechnology) 1,940 1,371,696
REGENXBIO, Inc.
*
(Biotechnology) 24,609 220,743
Relay Therapeutics, Inc.
*
(Biotechnology) 50,173 650,242
Replimune Group, Inc.
*
(Biotechnology) 39,465 101,425
REVOLUTION Medicines, Inc.
*
(Biotechnology) 15,087 2,174,337
Rhythm Pharmaceuticals, Inc.
*
(Biotechnology) 16,691 1,357,980
Rigel Pharmaceuticals, Inc.
*
(Biotechnology) 12,551 362,724
Rocket Pharmaceuticals, Inc.
*
(Biotechnology) 47,039 163,696
Roivant Sciences, Ltd.
*
(Biotechnology) 50,794 1,449,153
Sana Biotechnology, Inc.
*
(Biotechnology) 117,782 387,503
Sarepta Therapeutics, Inc.
*
(Biotechnology) 54,198 1,131,654
Savara, Inc.
*
(Biotechnology) 62,943 329,821
Scholar Rock Holding Corp.
*
(Biotechnology) 34,796 1,621,842
SELLAS Life Sciences Group, Inc.
*(a)
(Biotech &
Pharma) 83,087 411,280
Sionna Therapeutics, Inc.
*
(Biotechnology) 7,374 285,374
Soleno Therapeutics, Inc.
*
(Biotechnology) 26,523 1,400,945
Spyre Therapeutics, Inc.
*
(Biotechnology) 18,961 1,411,646
Stoke Therapeutics, Inc.
*
(Biotechnology) 19,953 652,862
Summit Therapeutics, Inc.
*(a)
(Biotechnology) 86,301 1,852,019
Syndax Pharmaceuticals, Inc.
*
(Biotechnology) 41,547 890,352
Tango Therapeutics, Inc.
*
(Biotechnology) 34,963 755,900
Taysha Gene Therapies, Inc.
*
(Biotechnology) 99,901 638,367
TG Therapeutics, Inc.
*
(Biotechnology) 53,565 1,809,426
Travere Therapeutics, Inc.
*
(Biotechnology) 50,777 2,138,726
Twist Bioscience Corp.
*
(Biotechnology) 32,063 1,874,081
Tyra Biosciences, Inc.
*
(Biotechnology) 11,611 403,482
Ultragenyx Pharmaceutical, Inc.
*
(Biotechnology) 55,107 1,360,592
uniQure N.V.
*
(Biotechnology) 30,072 599,936
United Therapeutics Corp.
*
(Biotechnology) 2,758 1,575,783

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Biotechnology UltraSector ProFund
Common Stocks, continued
Shares Value
Vanda Pharmaceuticals, Inc.
*
(Biotechnology) 30,747 $ 218,304
Vaxcyte, Inc.
*
(Biotechnology) 26,117 1,494,937
Vera Therapeutics, Inc.
*
(Biotechnology) 33,906 1,207,393
Veracyte, Inc.
*
(Biotechnology) 34,714 1,142,785
Verastem, Inc.
*
(Biotechnology) 36,349 198,466
Vericel Corp.
*
(Biotechnology) 19,785 687,133
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 3,051 1,303,936
Viking Therapeutics, Inc.
*
(Biotechnology) 42,016 1,310,059
Vir Biotechnology, Inc.
*
(Biotechnology) 44,774 457,366
Viridian Therapeutics, Inc.
*
(Biotechnology) 47,295 637,537
Vor BioPharma, Inc.
*
(Biotech & Pharma) 16,824 241,088
Xencor, Inc.
*
(Biotechnology) 25,177 300,362
Zenas Biopharma, Inc.
*
(Biotechnology) 16,046 310,009
TOTAL COMMON STOCKS
  (Cost $103,274,657) 131,971,121
Rights ( NM )
Eli Lilly & Company
*CVR
(Biotechnology) 9,511 5,992
TOTAL RIGHTS
  (Cost $5,992) 5,992
Repurchase Agreements
(b) (c)
( 35 .4% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $54,518,296 $ 54,513,000 54,513,000
TOTAL REPURCHASE AGREEMENTS
(Cost $54,513,000) 54,513,000
Collateral for Securities Loaned
(d)
( 2 .4% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.66%
(e)
3,746,290 $ 3,746,290
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $3,746,290) 3,746,290
TOTAL INVESTMENT SECURITIES
  (Cost $161,539,939)— 123.5% 190,236,403
Net other assets (liabilities) — ( 23 .5 ) % (36,216,307)
NET ASSETS — 100.0% $ 154,020,096
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2026. The total value of securities on loan as of April 30, 2026 was $3,742,524.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $32,779,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at April
30, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2026.
CVR
Contingent Value Rights
NM
Not meaningful, amount is less than 0.05%
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Biotechnology Select
Industry Index Goldman Sachs International 5/26/26 4.39% $ 50,164,420 $ (1,864,465)
S&P Biotechnology Select
Industry Index UBS AG 5/26/26 4.44% 50,102,843 (1,771,768)
$100,267,263 $(3,636,233)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Biotechnology UltraSector ProFund invested in the following industries as of April 30,
2026:
Value
% of Net
Assets
Biotech & Pharma $ 1,173,280 0.8%
Biotechnology 130,803,833 84.9%
Other
**
22,042,983 14.3%
Total $ 154,020,096 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Bull ProFund
Common Stocks ( 72 .7% )
Shares Value
3M Co. (Industrial Conglomerates) 338 $ 49,524
A.O. Smith Corp. (Building Products) 71 4,391
Abbott Laboratories (Health Care Equipment &
Supplies) 1,117 101,412
AbbVie, Inc. (Biotechnology) 1,135 239,849
Accenture PLC - Class A (IT Services) 395 70,590
Adobe, Inc.
*
(Software) 264 64,970
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 1,047 371,151
Aflac, Inc. (Insurance) 300 34,101
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 181 20,915
Air Products & Chemicals, Inc. (Chemicals) 143 42,907
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 271 38,038
Akamai Technologies, Inc.
*
(IT Services) 92 9,474
Albemarle Corp. (Chemicals) 76 14,949
Alexandria Real Estate Equities, Inc. (Office REITs) 99 4,010
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 43 7,568
Allegion PLC (Building Products) 55 7,561
Alliant Energy Corp. (Electric Utilities) 164 12,043
Allstate Corp. (Insurance) 167 36,282
Alphabet, Inc. - Class A (Interactive Media & Services) 3,740 1,439,151
Alphabet, Inc. - Class C (Interactive Media & Services) 3,004 1,147,348
Altria Group, Inc. (Tobacco) 1,077 78,244
Amazon.com, Inc.
*
(Broadline Retail) 6,276 1,663,517
Amcor plc (Containers & Packaging) 296 11,260
Ameren Corp. (Multi-Utilities) 177 20,116
American Electric Power Co., Inc. (Electric Utilities) 347 47,577
American Express Co. (Consumer Finance) 343 110,806
American International Group, Inc. (Insurance) 344 25,731
American Tower Corp. - Class A (Specialized REITs) 301 54,995
American Water Works Co., Inc. (Water Utilities) 125 16,053
Ameriprise Financial, Inc. (Capital Markets) 58 27,538
AMETEK, Inc. (Electrical Equipment) 148 34,854
Amgen, Inc. (Biotechnology) 345 119,456
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 790 116,344
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 314 126,310
Aon PLC - Class A (Insurance) 138 43,008
APA Corp. (Oil, Gas & Consumable Fuels) 227 9,246
Apollo Global Management, Inc. (Financial Services) 299 38,487
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 9,431 2,559,102
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 510 201,190
AppLovin Corp.
*
- Class A (Software) 174 77,665
Aptiv PLC
*
(Automobile Components) 136 8,195
Arch Capital Group, Ltd.
*
(Insurance) 230 21,726
Archer-Daniels-Midland Co. (Food Products) 308 22,958
Ares Management Corporation - Class A (Capital
Markets) 132 15,497
Arista Networks, Inc.
*
(Communications Equipment) 664 114,679
Arthur J. Gallagher & Co. (Insurance) 165 34,056
Assurant, Inc. (Insurance) 33 7,797
AT&T, Inc. (Diversified Telecommunication Services) 4,496 117,480
Atmos Energy Corp. (Gas Utilities) 107 20,328
Autodesk, Inc.
*
(Software) 136 32,232
Automatic Data Processing, Inc. (Professional Services) 258 54,681
AutoZone, Inc.
*
(Specialty Retail) 11 40,744
AvalonBay Communities, Inc. (Residential REITs) 91 16,652
Avery Dennison Corp. (Containers & Packaging) 50 8,197
Axon Enterprise, Inc.
*
(Aerospace & Defense) 51 20,490
Baker Hughes Co. (Energy Equipment & Services) 633 44,101
Ball Corp. (Containers & Packaging) 171 10,445
Bank of America Corp. (Banks) 4,262 227,847
Common Stocks, continued
Shares Value
Baxter International, Inc. (Health Care Equipment &
Supplies) 330 $ 5,801
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 183 27,274
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 1,178 557,900
Best Buy Co., Inc. (Specialty Retail) 125 7,561
Biogen, Inc.
*
(Biotechnology) 94 17,792
Bio-Techne Corp. (Life Sciences Tools & Services) 100 5,532
BlackRock, Inc. (Capital Markets) 93 99,101
Blackstone, Inc. (Capital Markets) 481 60,404
Block, Inc.
*
(Financial Services) 351 24,749
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 525 88,389
Boston Properties, Inc. (Office REITs) 94 5,496
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 952 54,845
Bristol-Myers Squibb Co. (Pharmaceuticals) 1,308 79,252
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 3,046 1,271,492
Broadridge Financial Solutions, Inc. (Professional
Services) 75 11,549
Brown & Brown, Inc. (Insurance) 188 11,308
Brown-Forman Corp. - Class B (Beverages) 109 2,809
Builders FirstSource, Inc.
*
(Building Products) 71 5,615
Bunge Global SA (Food Products) 88 11,182
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 76 13,818
Cadence Design Systems, Inc.
*
(Software) 175 57,678
Camden Property Trust (Residential REITs) 66 6,931
Campbell Soup Co.
(a)
(Food Products) 126 2,620
Capital One Financial Corp. (Consumer Finance) 401 76,711
Cardinal Health, Inc. (Health Care Providers & Services) 151 29,125
Carnival Corp. (Hotels, Restaurants & Leisure) 739 19,591
Carrier Global Corp. (Building Products) 504 33,854
Carvana Co.
*
(Specialty Retail) 91 36,018
Casey's General Stores, Inc. (Consumer Staples
Distribution & Retail) 24 19,732
Caterpillar, Inc. (Machinery) 299 266,142
Cboe Global Markets, Inc. (Capital Markets) 67 20,106
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 186 26,548
CDW Corp. (Electronic Equipment, Instruments &
Components) 84 11,500
Cencora, Inc. (Health Care Providers & Services) 125 38,501
Centene Corp.
*
(Health Care Providers & Services) 300 16,107
CenterPoint Energy, Inc. (Multi-Utilities) 419 18,289
CF Industries Holdings, Inc. (Chemicals) 100 12,420
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 32 5,343
Charter Communications, Inc.
*
- Class A (Media) 55 9,084
Chevron Corp. (Oil, Gas & Consumable Fuels) 1,204 232,745
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 836 28,416
Chubb, Ltd. (Insurance) 234 76,517
Church & Dwight Co., Inc. (Household Products) 152 14,753
Ciena Corp.
*
(Communications Equipment) 90 47,482
Cincinnati Financial Corp. (Insurance) 100 16,360
Cintas Corp. (Commercial Services & Supplies) 218 38,087
Cisco Systems, Inc. (Communications Equipment) 2,537 232,136
Citigroup, Inc. (Banks) 1,123 143,722
Citizens Financial Group, Inc. (Banks) 272 17,694
CME Group, Inc. (Capital Markets) 232 66,774
CMS Energy Corp. (Multi-Utilities) 197 15,118
Cognizant Technology Solutions Corp. - Class A (IT
Services) 306 16,187
Coherent Corp.
*
(Electronic Equipment, Instruments &
Components) 120 38,365
Coinbase Global, Inc.
*
- Class A (Capital Markets) 143 26,851
Colgate-Palmolive Co. (Household Products) 517 44,131

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Bull ProFund
Common Stocks, continued
Shares Value
Comcast Corp. - Class A (Media) 2,305 $ 62,328
Comfort Systems USA, Inc. (Construction &
Engineering) 23 42,326
Conagra Brands, Inc. (Food Products) 307 4,405
ConocoPhillips (Oil, Gas & Consumable Fuels) 787 98,989
Consolidated Edison, Inc. (Multi-Utilities) 233 25,977
Constellation Brands, Inc. - Class A (Beverages) 90 14,092
Constellation Energy Corp. (Electric Utilities) 200 62,600
Copart, Inc.
*
(Commercial Services & Supplies) 571 18,906
Corning, Inc. (Electronic Equipment, Instruments &
Components) 502 82,448
Corpay, Inc.
*
(Software) 45 13,791
Corteva, Inc. (Chemicals) 432 34,996
CoStar Group, Inc.
*
(Real Estate Management &
Development) 272 9,414
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 285 289,141
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 487 17,488
CRH plc (Construction Materials) 431 51,039
Crowdstrike Holdings, Inc.
*
- Class A (Software) 162 72,212
Crown Castle International Corp. (Specialized REITs) 279 24,770
CSX Corp. (Ground Transportation) 1,194 54,243
Cummins, Inc. (Machinery) 89 59,720
CVS Health Corp. (Health Care Providers & Services) 816 67,965
D.R. Horton, Inc. (Household Durables) 173 26,617
Danaher Corp. (Life Sciences Tools & Services) 404 72,296
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 74 14,841
Datadog, Inc.
*
- Class A (Software) 211 27,892
DaVita, Inc.
*
(Health Care Providers & Services) 21 3,258
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 91 9,300
Deere & Co. (Machinery) 162 95,559
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 191 39,909
Delta Air Lines, Inc. (Passenger Airlines) 417 28,352
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 398 20,445
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 247 14,709
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 120 24,676
Digital Realty Trust, Inc. (Specialized REITs) 207 41,595
Dollar General Corp. (Consumer Staples Distribution &
Retail) 141 16,339
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 119 11,556
Dominion Energy, Inc. (Multi-Utilities) 548 35,346
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 20 6,788
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 240 40,476
Dover Corp. (Machinery) 87 19,698
Dow, Inc. (Chemicals) 460 18,625
DTE Energy Co. (Multi-Utilities) 133 20,175
Duke Energy Corp. (Electric Utilities) 499 64,645
DuPont de Nemours, Inc. (Chemicals) 262 11,963
Eaton Corp. PLC (Electrical Equipment) 250 108,252
eBay, Inc. (Broadline Retail) 291 30,113
EchoStar Corp.
*(a)
- Class A (Media) 87 10,713
Ecolab, Inc. (Chemicals) 164 42,738
Edison International (Electric Utilities) 247 17,164
Edwards LifeSciences Corp.
*
(Health Care Equipment
& Supplies) 372 31,062
Electronic Arts, Inc. (Entertainment) 145 29,344
Elevance Health, Inc. (Health Care Providers &
Services) 142 53,452
Eli Lilly & Co. (Pharmaceuticals) 509 475,710
EMCOR Group, Inc. (Construction & Engineering) 29 25,858
Common Stocks, continued
Shares Value
Emerson Electric Co. (Electrical Equipment) 361 $ 50,699
Entergy Corp. (Electric Utilities) 291 34,312
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 348 48,918
EPAM Systems, Inc.
*
(IT Services) 35 3,982
EQT Corp. (Oil, Gas & Consumable Fuels) 401 24,092
Equifax, Inc. (Professional Services) 78 13,567
Equinix, Inc. (Specialized REITs) 63 68,217
Equity Residential (Residential REITs) 220 14,384
Erie Indemnity Co. - Class A (Insurance) 17 3,722
Essex Property Trust, Inc. (Residential REITs) 41 10,792
Everest Group, Ltd. (Insurance) 26 9,276
Evergy, Inc. (Electric Utilities) 148 12,260
Eversource Energy (Electric Utilities) 240 16,968
Exelon Corp. (Electric Utilities) 657 30,215
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 153 15,629
Expedia Group, Inc. (Hotels, Restaurants & Leisure) 75 18,628
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 87 12,866
Extra Space Storage, Inc. (Specialized REITs) 136 19,493
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 2,685 414,376
F5, Inc.
*
(Communications Equipment) 36 11,660
FactSet Research Systems, Inc. (Capital Markets) 24 5,462
Fair Isaac Corp.
*
(Software) 16 16,400
Fastenal Co. (Trading Companies & Distributors) 737 33,113
Federal Realty Investment Trust (Retail REITs) 51 5,656
FedEx Corp. (Air Freight & Logistics) 139 56,060
Fidelity National Information Services, Inc. (Financial
Services) 332 15,448
Fifth Third Bancorp (Banks) 577 29,289
First Horizon Corp. (Banks) —
(b)
9
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 69 13,930
FirstEnergy Corp. (Electric Utilities) 333 15,824
Fiserv, Inc.
*
(Financial Services) 344 21,552
Ford Motor Co. (Automobiles) 2,518 30,417
Fortinet, Inc.
*
(Software) 406 34,230
Fortive Corp. (Machinery) 200 11,958
Fox Corp. - Class A (Media) 128 8,127
Fox Corp. - Class B (Media) 91 5,189
Franklin Resources, Inc. (Capital Markets) 197 5,904
Freeport-McMoRan, Inc. (Metals & Mining) 922 53,273
Garmin, Ltd. (Household Durables) 105 26,370
Gartner, Inc.
*
(IT Services) 45 6,682
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 292 17,765
GE Vernova, Inc. (Electrical Equipment) 173 187,438
Gen Digital, Inc. (Software) 354 6,829
Generac Holdings, Inc.
*
(Electrical Equipment) 37 9,592
General Dynamics Corp. (Aerospace & Defense) 163 56,121
General Electric Co. (Industrial Conglomerates) 674 195,412
General Mills, Inc. (Food Products) 342 12,076
General Motors Co. (Automobiles) 580 44,597
Genuine Parts Co. (Distributors) 90 9,650
Gilead Sciences, Inc. (Biotechnology) 797 104,279
Global Payments, Inc. (Financial Services) 152 10,938
Globe Life, Inc. (Insurance) 51 7,869
GoDaddy, Inc.
*
- Class A (IT Services) 86 7,464
Halliburton Co. (Energy Equipment & Services) 538 22,757
Hasbro, Inc. (Leisure Products) 86 8,242
HCA Healthcare, Inc. (Health Care Providers &
Services) 101 43,879
Healthpeak Properties, Inc. (Health Care REITs) 447 7,228
Henry Schein, Inc.
*
(Health Care Providers & Services) 64 4,774
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 853 24,541

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Bull ProFund
Common Stocks, continued
Shares Value
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 147 $ 47,638
Honeywell International, Inc. (Industrial Conglomerates) 408 87,447
Hormel Foods Corp. (Food Products) 187 4,015
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 411 8,684
Howmet Aerospace, Inc. (Aerospace & Defense) 257 62,461
HP, Inc. (Technology Hardware, Storage & Peripherals) 590 12,307
Hubbell, Inc. (Electrical Equipment) 35 17,786
Humana, Inc. (Health Care Providers & Services) 78 18,442
Huntington Bancshares, Inc. (Banks) 1,304 21,855
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 25 9,107
IDEX Corp. (Machinery) 48 10,457
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 51 28,601
Illinois Tool Works, Inc. (Machinery) 169 43,604
Incyte Corp.
*
(Biotechnology) 107 10,194
Ingersoll Rand, Inc. (Machinery) 228 18,208
Insulet Corp.
*
(Health Care Equipment & Supplies) 45 7,746
Intel Corp.
*
(Semiconductors & Semiconductor
Equipment) 3,015 284,857
Interactive Brokers Group, Inc. - Class A (Capital
Markets) 285 22,658
Intercontinental Exchange, Inc. (Capital Markets) 365 57,703
International Business Machines Corp. (IT Services) 601 138,820
International Flavors & Fragrances, Inc. (Chemicals) 163 11,443
International Paper Co. (Containers & Packaging) 338 10,282
Intuit, Inc. (Software) 179 69,542
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 229 104,794
Invesco, Ltd. (Capital Markets) 285 7,470
Invitation Homes, Inc. (Residential REITs) 362 10,415
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 109 17,262
Iron Mountain, Inc. (Specialized REITs) 190 23,938
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 48 12,073
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 68 22,949
Jack Henry & Associates, Inc. (Financial Services) 46 7,073
Jacobs Solutions, Inc. (Professional Services) 76 9,835
Johnson & Johnson (Pharmaceuticals) 1,548 355,808
Johnson Controls International PLC (Building Products) 393 57,390
JPMorgan Chase & Co. (Banks) 1,732 542,513
Kenvue, Inc. (Personal Care Products) 1,231 21,580
Keurig Dr Pepper, Inc. (Beverages) 872 25,637
KeyCorp (Banks) 602 13,310
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 110 38,490
Kimberly-Clark Corp. (Household Products) 213 20,966
Kimco Realty Corp. (Retail REITs) 433 10,236
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 1,256 41,285
KKR & Co., Inc. (Capital Markets) 441 46,014
KLA Corp. (Semiconductors & Semiconductor
Equipment) 85 148,780
L3Harris Technologies, Inc. (Aerospace & Defense) 120 38,466
Labcorp Holdings, Inc. (Health Care Providers &
Services) 53 13,610
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 803 207,062
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure) 193 10,540
Leidos Holdings, Inc. (Professional Services) 83 12,385
Lennar Corp. - Class A (Household Durables) 138 12,461
Lennox International, Inc. (Building Products) 20 10,698
Linde PLC (Chemicals) 301 150,844
Live Nation Entertainment, Inc.
*
(Entertainment) 102 16,110
Common Stocks, continued
Shares Value
Lockheed Martin Corp. - Class B (Aerospace &
Defense) 130 $ 67,336
Loews Corp. (Insurance) 108 12,162
Lowe's Cos., Inc. (Specialty Retail) 360 85,964
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 68 9,364
Lumentum Holdings, Inc.
*
(Communications
Equipment) 46 41,507
LyondellBasell Industries N.V. - Class A (Chemicals) 164 12,234
M&T Bank Corp. (Banks) 98 21,426
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 189 46,927
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 142 51,218
Marsh & McLennan Cos., Inc. (Insurance) 311 52,158
Martin Marietta Materials, Inc. (Construction Materials) 38 23,525
Masco Corp. (Building Products) 130 9,337
MasterCard, Inc. - Class A (Financial Services) 523 263,027
McCormick & Co., Inc. (Food Products) 163 8,287
McDonald's Corp. (Hotels, Restaurants & Leisure) 458 134,464
McKesson Corp. (Health Care Providers & Services) 79 64,401
Medtronic PLC (Health Care Equipment & Supplies) 823 66,638
Merck & Co., Inc. (Pharmaceuticals) 1,595 174,142
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 1,405 859,734
MetLife, Inc. (Insurance) 353 28,275
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 14 17,873
MGM Resorts International
*
(Hotels, Restaurants &
Leisure) 122 4,751
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 347 32,240
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 723 373,907
Microsoft Corp. (Software) 4,771 1,945,518
Mid-America Apartment Communities, Inc. (Residential
REITs) 75 9,689
Moderna, Inc.
*
(Biotechnology) 223 10,245
Molson Coors Beverage Co. - Class B (Beverages) 107 4,573
Mondelez International, Inc. - Class A (Food Products) 823 50,565
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 32 51,661
Monster Beverage Corp.
*
(Beverages) 457 35,221
Moody's Corp. (Capital Markets) 99 45,723
Morgan Stanley (Capital Markets) 772 147,135
Motorola Solutions, Inc. (Communications Equipment) 107 46,976
MSCI, Inc. (Capital Markets) 47 27,796
Nasdaq, Inc. (Capital Markets) 289 26,562
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 127 14,068
Netflix, Inc.
*
(Entertainment) 2,712 253,869
Newmont Corp. (Metals & Mining) 700 77,763
News Corp. - Class A (Media) 238 6,264
News Corp. - Class B (Media) 78 2,377
NextEra Energy, Inc. (Electric Utilities) 1,338 130,964
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 765 33,935
NiSource, Inc. (Multi-Utilities) 307 14,822
Nordson Corp. (Machinery) 34 9,807
Norfolk Southern Corp. (Ground Transportation) 144 45,480
Northern Trust Corp. (Capital Markets) 120 19,961
Northrop Grumman Corp. (Aerospace & Defense) 86 49,835
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 293 5,327
NRG Energy, Inc. (Electric Utilities) 136 21,159

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Bull ProFund
Common Stocks, continued
Shares Value
Nucor Corp. (Metals & Mining) 147 $ 33,118
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 15,611 3,115,488
NVR, Inc.
*
(Household Durables) 2 12,632
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 162 47,562
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 461 27,927
Old Dominion Freight Line, Inc. (Ground
Transportation) 118 25,067
Omnicom Group, Inc. (Media) 202 15,497
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 253 25,505
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 404 37,354
Oracle Corp. (Software) 1,090 175,915
O'Reilly Automotive, Inc.
*
(Specialty Retail) 540 53,676
Otis Worldwide Corp. (Machinery) 249 19,392
PACCAR, Inc. (Machinery) 338 40,154
Packaging Corp. of America (Containers & Packaging) 57 12,166
Palantir Technologies, Inc.
*
- Class A (Software) 1,468 204,213
Palo Alto Networks, Inc.
*
(Software) 520 93,246
Paramount Skydance Corp.
(a)
- Class B (Media) 199 2,038
Parker-Hannifin Corp. (Machinery) 81 73,663
Paychex, Inc. (Professional Services) 207 19,174
PayPal Holdings, Inc. (Financial Services) 591 29,633
Pentair PLC (Machinery) 105 8,475
PepsiCo, Inc. (Beverages) 879 139,313
Pfizer, Inc. (Pharmaceuticals) 3,652 97,508
PG&E Corp. (Electric Utilities) 1,412 23,467
Philip Morris International, Inc. (Tobacco) 1,000 165,070
Phillips 66 (Oil, Gas & Consumable Fuels) 259 46,400
Pinnacle West Capital Corp. (Electric Utilities) 77 7,986
PNC Financial Services Group, Inc. (Banks) 259 57,757
Pool Corp. (Distributors) 21 4,480
PPG Industries, Inc. (Chemicals) 144 15,624
PPL Corp. (Electric Utilities) 474 17,747
Principal Financial Group, Inc. (Insurance) 126 12,715
Prologis, Inc. (Industrial REITs) 597 84,786
Prudential Financial, Inc. (Insurance) 224 21,977
PTC, Inc.
*
(Software) 77 10,495
Public Service Enterprise Group, Inc. (Multi-Utilities) 320 26,131
Public Storage (Specialized REITs) 102 30,850
PulteGroup, Inc. (Household Durables) 124 15,173
Qnity Electronics, Inc. (Semiconductors &
Semiconductor Equipment) 134 18,848
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 685 123,012
Quanta Services, Inc. (Construction & Engineering) 96 69,866
Quest Diagnostics, Inc. (Health Care Providers &
Services) 71 13,788
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 25 8,966
Raymond James Financial, Inc. (Capital Markets) 112 17,732
Realty Income Corp. (Retail REITs) 591 37,966
Regency Centers Corp. (Retail REITs) 105 8,174
Regeneron Pharmaceuticals, Inc. (Biotechnology) 64 45,252
Regions Financial Corp. (Banks) 557 15,902
Republic Services, Inc. (Commercial Services &
Supplies) 129 26,989
ResMed, Inc. (Health Care Equipment & Supplies) 93 19,884
Revvity, Inc. (Life Sciences Tools & Services) 73 6,323
Robinhood Markets, Inc.
*
- Class A (Capital Markets) 507 36,955
Rockwell Automation, Inc. (Electrical Equipment) 72 29,442
Rollins, Inc. (Commercial Services & Supplies) 188 10,477
Roper Technologies, Inc. (Software) 68 24,127
Ross Stores, Inc. (Specialty Retail) 207 47,153
Common Stocks, continued
Shares Value
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants &
Leisure) 162 $ 42,729
RTX Corp. (Aerospace & Defense) 862 151,773
S&P Global, Inc. (Capital Markets) 197 84,952
Salesforce, Inc. (Software) 602 106,271
Sandisk Corp.
*
(Semiconductors) 95 104,168
SBA Communications Corp. - Class A (Specialized
REITs) 68 15,042
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 140 94,310
Sempra (Multi-Utilities) 419 39,856
ServiceNow, Inc.
*
(Software) 671 59,256
Simon Property Group, Inc. (Retail REITs) 209 42,576
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 96 6,736
SLB, Ltd. (Energy Equipment & Services) 960 54,605
Smurfit WestRock PLC (Containers & Packaging) 335 12,860
Snap-on, Inc. (Machinery) 34 13,036
Solventum Corp.
*
(Health Care Equipment & Supplies) 94 6,332
Southwest Airlines Co. (Passenger Airlines) 315 11,945
Stanley Black & Decker, Inc. (Machinery) 99 7,738
Starbucks Corp. (Hotels, Restaurants & Leisure) 732 77,102
State Street Corp. (Capital Markets) 179 27,358
Steel Dynamics, Inc. (Metals & Mining) 89 20,351
STERIS PLC (Health Care Equipment & Supplies) 63 13,663
Stryker Corp. (Health Care Equipment & Supplies) 222 69,959
Super Micro Computer, Inc.
*(a)
(Technology Hardware,
Storage & Peripherals) 323 8,850
Synchrony Financial (Consumer Finance) 223 16,993
Synopsys, Inc.
*
(Software) 123 59,360
Sysco Corp. (Consumer Staples Distribution & Retail) 307 22,936
T. Rowe Price Group, Inc. (Capital Markets) 140 14,403
Take-Two Interactive Software, Inc.
*
(Entertainment) 111 23,727
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 130 18,855
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 138 35,891
Target Corp. (Consumer Staples Distribution & Retail) 291 37,757
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 188 39,792
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 30 19,376
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 101 34,690
Tesla, Inc.
*
(Automobiles) 1,807 689,606
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 583 163,870
Texas Pacific Land Corp. (Oil, Gas & Consumable
Fuels) 37 16,416
Textron, Inc. (Aerospace & Defense) 112 10,748
The AES Corp. (Independent Power/Renewable
Electricity Producers) 458 6,618
The Bank of New York Mellon Corp. (Capital Markets) 443 59,526
The Boeing Co.
*
(Aerospace & Defense) 505 115,660
The Charles Schwab Corp. (Capital Markets) 1,073 98,330
The Cigna Group (Health Care Providers & Services) 169 49,108
The Clorox Co. (Household Products) 78 7,522
The Coca-Cola Co. (Beverages) 2,487 195,876
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 125 7,863
The Estee Lauder Cos., Inc. (Personal Care Products) 158 12,120
The Goldman Sachs Group, Inc. (Capital Markets) 193 178,288
The Hartford Financial Services Group, Inc. (Insurance) 179 24,489
The Hershey Co. (Food Products) 95 17,645
The Home Depot, Inc. (Specialty Retail) 639 210,103
The J.M. Smucker Co. (Food Products) 68 6,666
The Kraft Heinz Co. (Food Products) 547 12,395

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Bull ProFund
Common Stocks, continued
Shares Value
The Kroger Co. (Consumer Staples Distribution &
Retail) 374 $ 25,458
The Mosaic Co. (Chemicals) 203 4,724
The Procter & Gamble Co. (Household Products) 1,492 219,458
The Progressive Corp. (Insurance) 377 75,883
The Sherwin-Williams Co. (Chemicals) 148 47,598
The Southern Co. (Electric Utilities) 707 68,367
The TJX Cos., Inc. (Specialty Retail) 713 111,763
The Trade Desk, Inc.
*
- Class A (Media) 283 6,676
The Travelers Cos., Inc. (Insurance) 139 42,414
The Walt Disney Co. (Entertainment) 1,138 118,068
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 784 59,827
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 241 115,430
TKO Group Holdings, Inc. (Entertainment) 42 7,816
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 305 59,628
Tractor Supply Co. (Specialty Retail) 339 11,899
Trane Technologies PLC (Building Products) 142 69,940
TransDigm Group, Inc. (Aerospace & Defense) 36 41,759
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 152 10,233
Truist Financial Corp. (Banks) 811 41,767
Tyler Technologies, Inc.
*
(Software) 28 9,552
Tyson Foods, Inc. - Class A (Food Products) 181 11,597
U.S. Bancorp (Banks) 997 56,490
Uber Technologies, Inc.
*
(Ground Transportation) 1,321 98,560
UDR, Inc. (Residential REITs) 192 6,977
Ulta Beauty, Inc.
*
(Specialty Retail) 29 15,587
Union Pacific Corp. (Ground Transportation) 381 102,672
United Airlines Holdings, Inc.
*
(Passenger Airlines) 207 18,630
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 475 51,680
United Rentals, Inc. (Trading Companies & Distributors) 40 38,394
UnitedHealth Group, Inc. (Health Care Providers &
Services) 582 215,619
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 36 6,058
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 196 49,506
Ventas, Inc. (Health Care REITs) 305 26,797
Veralto Corp. (Commercial Services & Supplies) 159 14,024
VeriSign, Inc. (IT Services) 53 14,239
Verisk Analytics, Inc. (Professional Services) 90 16,604
Verizon Communications, Inc. (Diversified
Telecommunication Services) 2,708 130,066
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 163 69,663
Vertiv Holdings Company - Class A (Electrical
Equipment) 246 80,808
Viatris, Inc. (Pharmaceuticals) 740 11,056
VICI Properties, Inc. (Specialized REITs) 685 20,002
Visa, Inc. - Class A (Financial Services) 1,080 356,227
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 204 32,199
Vulcan Materials Co. (Construction Materials) 85 25,648
W.R. Berkley Corp. (Insurance) 191 12,765
W.W. Grainger, Inc. (Trading Companies & Distributors) 28 32,518
Wabtec Corp. (Machinery) 109 29,418
Walmart, Inc. (Consumer Staples Distribution & Retail) 2,817 371,648
Warner Bros. Discovery, Inc.
*
(Entertainment) 1,592 43,064
Waste Management, Inc. (Commercial Services &
Supplies) 238 55,347
Waters Corp.
*
(Life Sciences Tools & Services) 63 19,481
WEC Energy Group, Inc. (Multi-Utilities) 209 24,649
Wells Fargo & Co. (Banks) 1,987 163,391
Welltower, Inc. (Health Care REITs) 449 97,586
Common Stocks, continued
Shares Value
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 46 $ 13,689
Western Digital Corp. (Technology Hardware, Storage &
Peripherals) 218 94,725
Weyerhaeuser Co. (Specialized REITs) 463 11,353
Williams-Sonoma, Inc. (Specialty Retail) 77 13,953
Willis Towers Watson PLC (Insurance) 61 15,628
Workday, Inc.
*
- Class A (Software) 137 16,769
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 54 5,784
Xcel Energy, Inc. (Electric Utilities) 379 31,438
Xylem, Inc. (Machinery) 157 18,551
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 179 28,577
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 32 7,240
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 127 10,469
Zoetis, Inc. (Pharmaceuticals) 271 31,157
TOTAL COMMON STOCKS
  (Cost $7,391,027) 39,662,994
Repurchase Agreements
(c) (d)
( 19 .4% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $10,624,032 $ 10,623,000 10,623,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,623,000) 10,623,000
Collateral for Securities Loaned
(e)
( NM )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.66%
(f)
22,871 22,871
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $22,871) 22,871
TOTAL INVESTMENT SECURITIES
  (Cost $18,355,638)— 92.7% 50,627,605
Net other assets (liabilities) — 7 .3% 3,989,988
NET ASSETS — 100.0% $ 54,617,593
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2026. The total value of securities on loan as of April 30, 2026 was $22,710.
(b)
Number of shares is less than 0.50.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $825,000.
(d)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)
Securities were purchased with cash collateral held from securities on loan at April
30, 2026.
(f)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2026.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Bull ProFund
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini S&P 500 Futures Contracts 12 6/22/26 $ 4,346,250 $ 309,810
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Goldman Sachs International 5/27/26 4.39% $ 4,264,129 $ 20,075
S&P 500 UBS AG 5/27/26 4.44% 6,315,093 10,541
$10,579,222 $30,616
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Bull ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 623,756 1.1%
Air Freight & Logistics 134,424 0.2%
Automobile Components 8,195 NM
Automobiles 764,620 1.4%
Banks 1,352,972 2.5%
Beverages 417,521 0.8%
Biotechnology 616,730 1.1%
Broadline Retail 1,693,630 3.2%
Building Products 198,786 0.4%
Capital Markets 1,246,203 2.3%
Chemicals 421,065 0.8%
Commercial Services & Supplies 163,830 0.3%
Communications Equipment 494,440 0.9%
Construction & Engineering 138,050 0.3%
Construction Materials 100,212 0.2%
Consumer Finance 204,510 0.4%
Consumer Staples Distribution & Retail 794,567 1.4%
Containers & Packaging 65,210 0.1%
Distributors 14,130 NM
Diversified Telecommunication Services 247,546 0.5%
Electric Utilities 614,736 1.2%
Electrical Equipment 518,871 1.0%
Electronic Equipment, Instruments & Components 386,737 0.7%
Energy Equipment & Services 121,463 0.2%
Entertainment 491,998 0.9%
Financial Services 1,325,034 2.4%
Food Products 164,411 0.3%
Gas Utilities 20,328 NM
Ground Transportation 338,095 0.6%
Health Care Equipment & Supplies 596,385 1.1%
Health Care Providers & Services 638,087 1.2%
Health Care REITs 131,611 0.2%
Hotel & Resort REITs 8,684 NM
Hotels, Restaurants & Leisure 663,297 1.2%
Household Durables 93,253 0.2%
Household Products 306,830 0.6%
Independent Power/Renewable Electricity Producers 38,817 0.1%
Industrial Conglomerates 332,383 0.6%
Industrial REITs 84,786 0.2%
Insurance 626,219 1.1%
Value
% of Net
Assets
Interactive Media & Services $ 3,446,233 6.3%
IT Services 267,438 0.5%
Leisure Products 8,242 NM
Life Sciences Tools & Services 294,144 0.5%
Machinery 745,580 1.3%
Media 128,293 0.2%
Metals & Mining 184,505 0.3%
Multi-Utilities 240,479 0.4%
Office REITs 9,506 NM
Oil, Gas & Consumable Fuels 1,268,137 2.3%
Passenger Airlines 58,927 0.1%
Personal Care Products 33,700 0.1%
Pharmaceuticals 1,224,633 2.3%
Prime Broker Cash 318,740 0.6%
Professional Services 137,795 0.3%
Real Estate Management & Development 35,962 0.1%
Residential REITs 75,840 0.1%
Retail REITs 104,608 0.2%
Semiconductors 104,168 0.2%
Semiconductors & Semiconductor Equipment 6,618,291 12.2%
Software 3,178,163 5.8%
Specialized REITs 310,255 0.6%
Specialty Retail 634,421 1.2%
Technology Hardware, Storage & Peripherals 2,847,812 5.2%
Textiles, Apparel & Luxury Goods 80,420 0.1%
Tobacco 243,314 0.4%
Trading Companies & Distributors 104,025 0.2%
Water Utilities 16,053 NM
Wireless Telecommunication Services 59,628 0.1%
Other
**
14,635,859 26.7%
Total $ 54,617,593 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Communication Services UltraSector ProFund
Common Stocks ( 76 .3% )
Shares Value
Alphabet, Inc. - Class A (Interactive Media & Services) 5,983 $ 2,302,258
Alphabet, Inc. - Class C (Interactive Media & Services) 4,805 1,835,222
AT&T, Inc. (Diversified Telecommunication Services) 33,817 883,638
Charter Communications, Inc.
*
- Class A (Media) 4,405 727,574
Comcast Corp. - Class A (Media) 33,677 910,626
EchoStar Corp.
*(a)
- Class A (Media) 8,282 1,019,845
Electronic Arts, Inc. (Entertainment) 4,805 972,388
Fox Corp. - Class A (Media) 10,027 636,614
Fox Corp. - Class B (Media) 7,073 403,302
Live Nation Entertainment, Inc.
*
(Entertainment) 6,546 1,033,875
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 5,138 3,143,993
Netflix, Inc.
*
(Entertainment) 10,465 979,629
News Corp. - Class A (Media) 22,778 599,517
News Corp. - Class B (Media) 7,518 229,149
Omnicom Group, Inc. (Media) 12,915 990,839
Paramount Skydance Corp.
(a)
- Class B (Media) 19,121 195,799
Take-Two Interactive Software, Inc.
*
(Entertainment) 5,041 1,077,565
The Trade Desk, Inc.
*
- Class A (Media) 27,079 638,794
The Walt Disney Co. (Entertainment) 10,319 1,070,596
TKO Group Holdings, Inc. (Entertainment) 4,079 759,061
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 4,548 889,134
Verizon Communications, Inc. (Diversified
Telecommunication Services) 19,349 929,333
Warner Bros. Discovery, Inc.
*
(Entertainment) 35,927 971,825
TOTAL COMMON STOCKS
  (Cost $19,378,744) 23,200,576
Repurchase Agreements
(b) (c)
( 29 .6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $9,015,876 $ 9,015,000 $ 9,015,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,015,000) 9,015,000
Collateral for Securities Loaned
(d)
( 3 .5% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.66%
(e)
1,059,623 1,059,623
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $1,059,623) 1,059,623
TOTAL INVESTMENT SECURITIES
  (Cost $29,453,367)— 109.4% 33,275,199
Net other assets (liabilities) — ( 9 .4 ) % (2,860,231)
NET ASSETS — 100.0% $ 30,414,968
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2026. The total value of securities on loan as of April 30, 2026 was $1,059,067.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $2,592,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at April
30, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2026.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Communication Services
Select Sector Index Goldman Sachs International 5/26/26 4.39% $ 10,118,975 $ (1,157)
S&P Communication Services
Select Sector Index UBS AG 5/26/26 4.44% 12,348,291 (107,669)
$22,467,266 $(108,826)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Communication Services UltraSector ProFund invested in the following industries as of
April 30, 2026:
Value
% of Net
Assets
Diversified Telecommunication Services $ 1,812,971 6.0%
Entertainment 6,864,939 22.6%
Interactive Media & Services 7,281,473 23.9%
Media 6,352,059 20.9%
Wireless Telecommunication Services 889,134 2.9%
Other
**
7,214,392 23.7%
Total $ 30,414,968 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Consumer Discretionary UltraSector ProFund
Common Stocks (79.0%)
Shares Value
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 1,781 $ 249,981
Amazon.com, Inc.
*
(Broadline Retail) 19,082 5,057,875
Aptiv PLC
*
(Automobile Components) 894 53,872
AutoZone, Inc.
*
(Specialty Retail) 70 259,282
Best Buy Co., Inc. (Specialty Retail) 820 49,602
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 3,388 570,404
Carnival Corp. (Hotels, Restaurants & Leisure) 4,836 128,202
Carvana Co.
*
(Specialty Retail) 594 235,105
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 5,475 186,095
D.R. Horton, Inc. (Household Durables) 1,133 174,324
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 484 97,071
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 597 61,013
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 131 44,464
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 1,571 264,949
eBay, Inc. (Broadline Retail) 1,900 196,612
Expedia Group, Inc. (Hotels, Restaurants & Leisure) 492 122,198
Ford Motor Co. (Automobiles) 16,472 198,982
Garmin, Ltd. (Household Durables) 687 172,533
General Motors Co. (Automobiles) 3,800 292,182
Genuine Parts Co. (Distributors) 585 62,730
Hasbro, Inc. (Leisure Products) 560 53,670
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 964 312,403
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure) 1,271 69,409
Lennar Corp. - Class A (Household Durables) 907 81,902
Lowe's Cos., Inc. (Specialty Retail) 2,358 563,067
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 449 61,827
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 925 334,616
McDonald's Corp. (Hotels, Restaurants & Leisure) 2,441 716,654
MGM Resorts International
*
(Hotels, Restaurants &
Leisure) 807 31,425
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 5,009 222,200
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 1,914 34,797
Common Stocks, continued
Shares Value
NVR, Inc.
*
(Household Durables) 12 $ 75,790
O'Reilly Automotive, Inc.
*
(Specialty Retail) 3,539 351,777
Pool Corp. (Distributors) 138 29,438
PulteGroup, Inc. (Household Durables) 808 98,867
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 162 58,100
Ross Stores, Inc. (Specialty Retail) 1,360 309,794
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants &
Leisure) 1,058 279,058
Starbucks Corp. (Hotels, Restaurants & Leisure) 4,789 504,425
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 851 123,429
Tesla, Inc.
*
(Automobiles) 8,618 3,288,887
The Home Depot, Inc. (Specialty Retail) 3,051 1,003,170
The TJX Cos., Inc. (Specialty Retail) 4,668 731,709
Tractor Supply Co. (Specialty Retail) 2,221 77,957
Ulta Beauty, Inc.
*
(Specialty Retail) 186 99,971
Williams-Sonoma, Inc. (Specialty Retail) 502 90,967
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 355 38,024
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 1,167 186,312
TOTAL COMMON STOCKS
  (Cost $4,820,944) 18,307,121
Repurchase Agreements
(a)(b)
( 19.7% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $4,555,442 $ 4,555,000 4,555,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,555,000) 4,555,000
TOTAL INVESTMENT SECURITIES
  (Cost $9,375,944)— 98.7% 22,862,121
Net other assets (liabilities) —  1.3% 302,704
NET ASSETS — 100.0% $ 23,164,825
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $2,882,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Consumer Discretionary
Select Sector Index Goldman Sachs International 5/26/26 4.39% $ 7,362,945 $ 25,231
S&P Consumer Discretionary
Select Sector Index UBS AG 5/26/26 4.44% 9,104,409 37,766
$16,467,354 $62,997
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Consumer Discretionary UltraSector ProFund
Consumer Discretionary UltraSector ProFund invested in the following industries as of
April 30, 2026:
Value
% of Net
Assets
Automobile Components $ 53,872 0.2%
Automobiles 3,780,051 16.3%
Broadline Retail 5,254,487 22.7%
Distributors 92,168 0.4%
Hotels, Restaurants & Leisure 4,170,487 18.0%
Household Durables 603,416 2.6%
Leisure Products 53,670 0.2%
Specialty Retail 3,772,401 16.3%
Textiles, Apparel & Luxury Goods 526,569 2.3%
Other
**
4,857,704 21.0%
Total $ 23,164,825 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Consumer Staples UltraSector ProFunds
Common Stocks (86.7%)
Shares Value
Altria Group, Inc. (Tobacco) 1,892 $ 137,454
Archer-Daniels-Midland Co. (Food Products) 885 65,968
Brown-Forman Corp. - Class B (Beverages) 315 8,118
Bunge Global SA (Food Products) 249 31,640
Campbell Soup Co.
(a)
(Food Products) 362 7,526
Casey's General Stores, Inc. (Consumer Staples
Distribution & Retail) 34 27,953
Church & Dwight Co., Inc. (Household Products) 436 42,318
Colgate-Palmolive Co. (Household Products) 1,401 119,589
Conagra Brands, Inc. (Food Products) 881 12,642
Constellation Brands, Inc. - Class A (Beverages) 259 40,554
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 263 266,822
Dollar General Corp. (Consumer Staples Distribution &
Retail) 405 46,931
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 340 33,017
General Mills, Inc. (Food Products) 982 34,674
Hormel Foods Corp. (Food Products) 537 11,529
Kenvue, Inc. (Personal Care Products) 3,527 61,828
Keurig Dr Pepper, Inc. (Beverages) 2,501 73,529
Kimberly-Clark Corp. (Household Products) 611 60,141
McCormick & Co., Inc. (Food Products) 467 23,742
Molson Coors Beverage Co. - Class B (Beverages) 312 13,335
Mondelez International, Inc. - Class A (Food Products) 2,268 139,347
Monster Beverage Corp.
*
(Beverages) 1,313 101,193
PepsiCo, Inc. (Beverages) 810 128,377
Philip Morris International, Inc. (Tobacco) 923 152,359
Sysco Corp. (Consumer Staples Distribution & Retail) 882 65,894
Target Corp. (Consumer Staples Distribution & Retail) 834 108,212
The Clorox Co. (Household Products) 223 21,506
The Coca-Cola Co. (Beverages) 2,296 180,834
The Estee Lauder Cos., Inc. (Personal Care Products) 455 34,903
The Hershey Co. (Food Products) 273 50,707
The J.M. Smucker Co. (Food Products) 196 19,214
The Kraft Heinz Co. (Food Products) 1,569 35,554
The Kroger Co. (Consumer Staples Distribution &
Retail) 1,072 72,971
Common Stocks, continued
Shares Value
The Procter & Gamble Co. (Household Products) 1,378 $ 202,690
Common Stocks, continued
Shares Value
Tyson Foods, Inc. - Class A (Food Products) 519 $ 33,252
Walmart, Inc. (Consumer Staples Distribution & Retail) 2,599 342,887
TOTAL COMMON STOCKS
  (Cost $1,631,625) 2,809,210
Repurchase Agreements
(b)(c)
( 19.2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $624,061 $ 624,000 624,000
TOTAL REPURCHASE AGREEMENTS
(Cost $624,000) 624,000
Collateral for Securities Loaned
(d)
( 0.2% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.66%
(e)
6,132 6,132
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $6,132) 6,132
TOTAL INVESTMENT SECURITIES
  (Cost $2,261,757)— 106.1% 3,439,342
Net other assets (liabilities) —  (6.1)% (197,598)
NET ASSETS — 100.0% $ 3,241,744
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2026. The total value of securities on loan as of April 30, 2026 was $6,071.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $439,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at April
30, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2026.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Consumer Staples Select
Sector Index Goldman Sachs International 5/26/26 4.39% $ 930,285 $ 9,819
S&P Consumer Staples Select
Sector Index UBS AG 5/26/26 4.44% 1,121,789 7,661
$2,052,074 $17,480
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Consumer Staples UltraSector ProFunds
Consumer Staples UltraSector ProFund invested in the following industries as of April
30, 2026:
Value
% of Net
Assets
Beverages $ 545,940 16.8%
Consumer Staples Distribution & Retail 964,687 29.8%
Food Products 465,795 14.4%
Household Products 446,244 13.8%
Personal Care Products 96,731 3.0%
Tobacco 289,813 8.9%
Other
**
432,534 13.3%
Total $ 3,241,744 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Energy UltraSector ProFund
Common Stocks (74.8%)
Shares Value
APA Corp. (Oil, Gas & Consumable Fuels) 10,164 $ 413,980
Baker Hughes Co. (Energy Equipment & Services) 28,322 1,973,194
Chevron Corp. (Oil, Gas & Consumable Fuels) 45,316 8,760,035
ConocoPhillips (Oil, Gas & Consumable Fuels) 29,618 3,725,352
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 21,742 780,755
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 17,780 913,359
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 5,563 1,143,920
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 15,550 2,185,864
EQT Corp. (Oil, Gas & Consumable Fuels) 17,885 1,074,531
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 6,826 697,276
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 75,829 11,702,689
Halliburton Co. (Energy Equipment & Services) 24,003 1,015,327
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 56,108 1,844,270
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 8,454 2,099,044
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 20,612 1,248,675
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 18,033 1,667,331
Phillips 66 (Oil, Gas & Consumable Fuels) 11,547 2,068,645
SLB, Ltd. (Energy Equipment & Services) 42,855 2,437,592
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 6,152 1,600,012
Texas Pacific Land Corp. (Oil, Gas & Consumable
Fuels) 1,660 736,492
Common Stocks, continued
Shares Value
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 30,227 $ 2,306,622
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 8,741 2,207,802
TOTAL COMMON STOCKS
  (Cost $37,662,305) 52,602,767
Repurchase Agreements
(a)(b)
( 22.6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $15,933,548 $ 15,932,000 15,932,000
TOTAL REPURCHASE AGREEMENTS
(Cost $15,932,000) 15,932,000
TOTAL INVESTMENT SECURITIES
  (Cost $53,594,305)— 97.4% 68,534,767
Net other assets (liabilities) —  2.6% 1,839,325
NET ASSETS — 100.0% $ 70,374,092
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $9,301,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Energy Select Sector Index Goldman Sachs International 5/26/26 4.39% $ 25,948,216 $ 1,101,626
S&P Energy Select Sector Index UBS AG 5/26/26 4.44% 27,201,771 1,056,153
$53,149,987 $2,157,779
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Energy UltraSector ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Energy Equipment & Services $ 5,426,113 7.7%
Oil, Gas & Consumable Fuels 47,176,654 67.1%
Other
**
17,771,325 25.2%
Total $ 70,374,092 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Europe 30 ProFund
Common Stocks (100.6%)
Shares Value
Anheuser-Busch InBev S.A./N.V.
ADR
(Beverages) 2,851 $ 215,393
ArcelorMittal SA
ADR
(Metals & Mining) 2,617 149,719
Argenx SE
*ADR
(Biotechnology) 140 109,441
ARM Holdings PLC
*ADR
(Semiconductors &
Semiconductor Equipment) 1,589 334,198
ASML Holding N.V.
ADR
(Semiconductors &
Semiconductor Equipment) 234 336,724
AstraZeneca plc (Pharmaceuticals) 888 166,385
Barclays PLC
ADR
(Banks) 6,123 143,339
BioNTech SE
*ADR
(Biotechnology) 1,168 120,830
BP PLC
ADR
(Oil, Gas & Consumable Fuels) 4,534 214,821
British American Tobacco PLC
ADR
(Tobacco) 3,178 186,866
Diageo PLC
ADR
(Beverages) 1,496 120,652
Equinor ASA
ADR
(Oil, Gas & Consumable Fuels) 5,796 236,187
GSK PLC
ADR
(Pharmaceuticals) 3,318 173,565
Haleon PLC
ADR
(Personal Care Products) 12,479 115,306
HSBC Holdings PLC
ADR
(Banks) 3,599 330,605
ING Groep N.V.
ADR
(Banks) 5,468 158,189
National Grid PLC
ADR
(Multi-Utilities) 1,916 171,559
Nokia Oyj
ADR
(Communications Equipment) 18,509 238,951
Novo Nordisk A/S
ADR
(Pharmaceuticals) 4,954 209,158
RELX PLC
ADR
(Professional Services) 3,552 129,968
Rio Tinto PLC
ADR
(Metals & Mining) 2,384 239,544
Ryanair Holdings PLC
ADR
(Passenger Airlines) 1,637 89,462
Sanofi S.A.
ADR
(Pharmaceuticals) 3,646 169,831
SAP SE
ADR(a)
(Software) 1,075 182,201
Shell PLC
ADR
(Oil, Gas & Consumable Fuels) 3,272 296,671
Telefonaktiebolaget LM Ericsson
ADR (a)
(Communications
Equipment) 12,012 141,862
Tenaris S.A.
ADR
(Energy Equipment & Services) 2,804 179,175
TotalEnergies S.E. (Oil, Gas & Consumable Fuels) 2,945 273,031
Unilever PLC
ADR
(Household Products) 2,991 176,409
Vodafone Group PLC
ADR
(Wireless Telecommunication
Services) 8,787 138,835
TOTAL COMMON STOCKS
  (Cost $3,499,302) 5,748,877
Collateral for Securities Loaned
(b)
( 5.4% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.66%
(c)
311,293 311,293
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $311,293) 311,293
TOTAL INVESTMENT SECURITIES
  (Cost $3,810,595)— 106.0% 6,060,170
Net other assets (liabilities) —  (6.0)% (344,465)
NET ASSETS — 100.0% $ 5,715,705
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2026. The total value of securities on loan as of April 30, 2026 was $307,632.
(b)
Securities were purchased with cash collateral held from securities on loan at April
30, 2026.
(c)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2026.
ADR
American Depositary Receipt
Europe 30 ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Banks $ 632,133 11.1%
Beverages 336,045 5.9%
Biotechnology 230,271 4.0%
Communications Equipment 380,813 6.7%
Energy Equipment & Services 179,175 3.2%
Household Products 176,409 3.1%
Metals & Mining 389,263 6.8%
Multi-Utilities 171,559 3.0%
Oil, Gas & Consumable Fuels 1,020,710 17.8%
Passenger Airlines 89,462 1.6%
Personal Care Products 115,306 2.0%
Pharmaceuticals 718,939 12.6%
Professional Services 129,968 2.3%
Semiconductors & Semiconductor Equipment 670,922 11.6%
Software 182,201 3.2%
Tobacco 186,866 3.3%
Wireless Telecommunication Services 138,835 2.4%
Other
**
(33,172) (0.6)%
Total $ 5,715,705 100.0%
Europe 30 ProFund invested in securities with exposure to the following countries as of
April 30, 2026:
Value
% of Net
Assets
Belgium $ 215,393 3.8%
Denmark 209,158 3.7%
Finland 238,951 4.2%
France 442,862 7.8%
Germany 303,031 5.3%
Ireland 89,462 1.6%
Luxembourg 328,894 5.8%
Netherlands 604,354 10.5%
Norway 236,187 4.1%
Sweden 141,862 2.5%
United Kingdom 2,938,723 51.3%
Other
**
(33,172) (0.6)%
Total $ 5,715,705 100.0%
** Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Falling U.S. Dollar ProFund
Repurchase Agreements
(a)(b)
( 87.2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $1,124,109 $ 1,124,000 $ 1,124,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,124,000) 1,124,000
TOTAL INVESTMENT SECURITIES
  (Cost $3,096,489)— 240.7% 3,104,000
Net other assets (liabilities) —  (140.7)% (1,815,034)
NET ASSETS — 100.0% $ 1,288,966
(a)
A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $26,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
As of April 30, 2026, the Falling U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International were as follows:
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Short:
U.S. dollar $ 49,859 British pound 36,949 5/22/26 $ 50,268 $ (409)
U.S. dollar 38,748 Canadian dollar 52,907 5/22/26 38,992 (244)
U.S. dollar 241,455 Euro 206,345 5/22/26 242,403 (948)
U.S. dollar 56,580 Japanese yen 9,040,407 5/22/26 57,866 (1,286)
U.S. dollar 17,407 Swedish krona 161,518 5/22/26 17,523 (116)
U.S. dollar 15,094 Swiss franc 11,889 5/22/26 15,257 (163)
Total Short Contracts $ 419,143 $ 422,309 $(3,166)
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Long:
British pound 87,104 U.S. dollar $ 117,400 5/22/26 $ 118,502 $ 1,102
Canadian dollar 158,067 U.S. dollar 114,604 5/22/26 116,492 1,888
Euro 308,209 U.S. dollar 361,434 5/22/26 362,067 633
Japanese yen 15,397,953 U.S. dollar 97,390 5/22/26 98,560 1,170
Swedish krona 310,270 U.S. dollar 33,741 5/22/26 33,660 (81)
Swiss franc 30,108 U.S. dollar 38,390 5/22/26 38,636 246
Total Long Contracts $ 762,959 $ 767,917 $ 4,958
As of April 30, 2026, the Falling U.S. Dollar ProFund's forward currency contracts with UBS AG were as follows:
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Short:
U.S. dollar $ 50,206 British pound 37,005 5/22/26 $ 50,344 $ (138)
U.S. dollar 38,706 Canadian dollar 53,073 5/22/26 39,114 (408)
U.S. dollar 243,115 Euro 205,764 5/22/26 241,721 1,394
U.S. dollar 57,098 Japanese yen 9,053,660 5/22/26 57,951 (853)
U.S. dollar 17,899 Swedish krona 163,655 5/22/26 17,754 145
U.S. dollar 15,106 Swiss franc 11,766 5/22/26 15,099 7
Total Short Contracts $ 422,130 $ 421,983 $147
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Long:
British pound 86,265 U.S. dollar $ 116,657 5/22/26 $ 117,361 $ 704
Canadian dollar 87,913 U.S. dollar 64,016 5/22/26 64,790 774
Euro 658,643 U.S. dollar 774,634 5/22/26 773,739 (895)
Japanese yen 27,194,087 U.S. dollar 172,044 5/22/26 174,065 2,021
Swedish krona 455,102 U.S. dollar 49,524 5/22/26 49,372 (152)
Swiss franc 25,526 U.S. dollar 32,655 5/22/26 32,756 101
Total Long Contracts $ 1,209,530 $ 1,212,083 $ 2,553
Total unrealized appreciation $10,185
Total unrealized (depreciation) (5,693)
Total net unrealized appreciation/(depreciation) $4,492

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Financials UltraSector ProFund
Common Stocks (76.1%)
Shares Value
Aflac, Inc. (Insurance) 319 $ 36,261
Allstate Corp. (Insurance) 177 38,455
American Express Co. (Consumer Finance) 365 117,913
American International Group, Inc. (Insurance) 366 27,377
Ameriprise Financial, Inc. (Capital Markets) 62 29,437
Aon PLC - Class A (Insurance) 146 45,501
Apollo Global Management, Inc. (Financial Services) 317 40,804
Arch Capital Group, Ltd.
*
(Insurance) 244 23,048
Ares Management Corporation - Class A (Capital
Markets) 141 16,553
Arthur J. Gallagher & Co. (Insurance) 175 36,120
Assurant, Inc. (Insurance) 34 8,033
Bank of America Corp. (Banks) 4,527 242,013
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 1,251 592,473
BlackRock, Inc. (Capital Markets) 98 104,429
Blackstone, Inc. (Capital Markets) 511 64,171
Block, Inc.
*
(Financial Services) 374 26,371
Brown & Brown, Inc. (Insurance) 200 12,030
Capital One Financial Corp. (Consumer Finance) 426 81,494
Cboe Global Markets, Inc. (Capital Markets) 71 21,306
Chubb, Ltd. (Insurance) 248 81,096
Cincinnati Financial Corp. (Insurance) 106 17,342
Citigroup, Inc. (Banks) 1,192 152,552
Citizens Financial Group, Inc. (Banks) 290 18,865
CME Group, Inc. (Capital Markets) 246 70,804
Coinbase Global, Inc.
*
- Class A (Capital Markets) 152 28,541
Corpay, Inc.
*
(Software) 48 14,711
Erie Indemnity Co. - Class A (Insurance) 17 3,722
Everest Group, Ltd. (Insurance) 28 9,989
FactSet Research Systems, Inc. (Capital Markets) 25 5,690
Fidelity National Information Services, Inc. (Financial
Services) 353 16,425
Fifth Third Bancorp (Banks) 614 31,167
First Horizon Corp. (Banks) 1 18
Fiserv, Inc.
*
(Financial Services) 367 22,993
Franklin Resources, Inc. (Capital Markets) 210 6,294
Global Payments, Inc. (Financial Services) 162 11,658
Globe Life, Inc. (Insurance) 54 8,332
Huntington Bancshares, Inc. (Banks) 1,385 23,213
Interactive Brokers Group, Inc. - Class A (Capital
Markets) 304 24,168
Intercontinental Exchange, Inc. (Capital Markets) 387 61,181
Invesco, Ltd. (Capital Markets) 303 7,942
Jack Henry & Associates, Inc. (Financial Services) 49 7,534
JPMorgan Chase & Co. (Banks) 1,840 576,342
KeyCorp (Banks) 639 14,128
KKR & Co., Inc. (Capital Markets) 468 48,831
Loews Corp. (Insurance) 115 12,950
M&T Bank Corp. (Banks) 104 22,738
Marsh & McLennan Cos., Inc. (Insurance) 330 55,344
MasterCard, Inc. - Class A (Financial Services) 556 279,624
MetLife, Inc. (Insurance) 376 30,118
Common Stocks, continued
Shares Value
Moody's Corp. (Capital Markets) 105 $ 48,494
Morgan Stanley (Capital Markets) 821 156,474
MSCI, Inc. (Capital Markets) 50 29,571
Nasdaq, Inc. (Capital Markets) 306 28,124
Northern Trust Corp. (Capital Markets) 127 21,125
PayPal Holdings, Inc. (Financial Services) 628 31,488
PNC Financial Services Group, Inc. (Banks) 276 61,548
Principal Financial Group, Inc. (Insurance) 135 13,623
Prudential Financial, Inc. (Insurance) 237 23,252
Raymond James Financial, Inc. (Capital Markets) 120 18,998
Regions Financial Corp. (Banks) 592 16,902
Robinhood Markets, Inc.
*
- Class A (Capital Markets) 539 39,288
S&P Global, Inc. (Capital Markets) 209 90,127
State Street Corp. (Capital Markets) 190 29,040
Synchrony Financial (Consumer Finance) 237 18,059
T. Rowe Price Group, Inc. (Capital Markets) 149 15,329
The Bank of New York Mellon Corp. (Capital Markets) 470 63,154
The Charles Schwab Corp. (Capital Markets) 1,140 104,470
The Goldman Sachs Group, Inc. (Capital Markets) 205 189,373
The Hartford Financial Services Group, Inc. (Insurance) 190 25,994
The Progressive Corp. (Insurance) 400 80,512
The Travelers Cos., Inc. (Insurance) 148 45,161
Truist Financial Corp. (Banks) 861 44,342
U.S. Bancorp (Banks) 1,061 60,116
Visa, Inc. - Class A (Financial Services) 1,147 378,325
W.R. Berkley Corp. (Insurance) 203 13,566
Wells Fargo & Co. (Banks) 2,110 173,505
Willis Towers Watson PLC (Insurance) 65 16,653
TOTAL COMMON STOCKS
  (Cost $1,055,453) 5,064,714
Repurchase Agreements
(a)(b)
( 22.2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $1,475,143 $ 1,475,000 1,475,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,475,000) 1,475,000
TOTAL INVESTMENT SECURITIES
  (Cost $2,530,453)— 98.3% 6,539,714
Net other assets (liabilities) —  1.7% 110,072
NET ASSETS — 100.0% $ 6,649,786
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $875,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Financial Select Sector
Index Goldman Sachs International 5/26/26 4.39% $ 2,591,525 $ 14,805
S&P Financial Select Sector
Index UBS AG 5/26/26 4.44% 2,267,022 14,493
$4,858,547 $29,298

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Financials UltraSector ProFund
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Financials UltraSector ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Banks $ 1,437,449 21.5%
Capital Markets 1,322,914 19.9%
Consumer Finance 217,466 3.3%
Financial Services 1,407,695 21.2%
Insurance 664,479 10.0%
Software 14,711 0.2%
Other
**
1,585,072 23.9%
Total $ 6,649,786 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Health Care UltraSector ProFund
Common Stocks (79.0%)
Shares Value
Abbott Laboratories (Health Care Equipment &
Supplies) 2,646 $ 240,230
AbbVie, Inc. (Biotechnology) 2,690 568,451
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 430 49,687
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 102 17,953
Amgen, Inc. (Biotechnology) 819 283,579
Baxter International, Inc. (Health Care Equipment &
Supplies) 783 13,765
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 433 64,534
Biogen, Inc.
*
(Biotechnology) 223 42,209
Bio-Techne Corp. (Life Sciences Tools & Services) 238 13,166
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 2,257 130,026
Bristol-Myers Squibb Co. (Pharmaceuticals) 3,099 187,768
Cardinal Health, Inc. (Health Care Providers & Services) 358 69,051
Cencora , Inc. (Health Care Providers & Services) 296 91,171
Centene Corp.
*
(Health Care Providers & Services) 711 38,174
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 75 12,523
CVS Health Corp. (Health Care Providers & Services) 1,936 161,249
Danaher Corp. (Life Sciences Tools & Services) 957 171,255
DaVita, Inc.
*
(Health Care Providers & Services) 51 7,912
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 586 34,896
Edwards LifeSciences Corp.
*
(Health Care Equipment
& Supplies) 883 73,731
Elevance Health, Inc. (Health Care Providers &
Services) 336 126,477
Eli Lilly & Co. (Pharmaceuticals) 1,206 1,127,127
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 694 42,223
Gilead Sciences, Inc. (Biotechnology) 1,888 247,026
HCA Healthcare, Inc. (Health Care Providers &
Services) 238 103,399
Henry Schein, Inc.
*
(Health Care Providers & Services) 152 11,338
Humana, Inc. (Health Care Providers & Services) 184 43,505
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 122 68,418
Incyte Corp.
*
(Biotechnology) 254 24,199
Insulet Corp.
*
(Health Care Equipment & Supplies) 107 18,419
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 540 247,110
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 258 40,859
Johnson & Johnson (Pharmaceuticals) 3,667 842,860
Labcorp Holdings, Inc. (Health Care Providers &
Services) 126 32,357
McKesson Corp. (Health Care Providers & Services) 186 151,627
Medtronic PLC (Health Care Equipment & Supplies) 1,951 157,972
Merck & Co., Inc. (Pharmaceuticals) 3,777 412,373
Common Stocks, continued
Shares Value
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 31 $ 39,575
Moderna, Inc.
*
(Biotechnology) 529 24,302
Pfizer, Inc. (Pharmaceuticals) 8,653 231,035
Quest Diagnostics, Inc. (Health Care Providers &
Services) 167 32,431
Regeneron Pharmaceuticals, Inc. (Biotechnology) 153 108,180
ResMed, Inc. (Health Care Equipment & Supplies) 222 47,466
Revvity , Inc. (Life Sciences Tools & Services) 173 14,985
Solventum Corp.
*
(Health Care Equipment & Supplies) 224 15,089
STERIS PLC (Health Care Equipment & Supplies) 149 32,315
Stryker Corp. (Health Care Equipment & Supplies) 524 165,128
The Cigna Group (Health Care Providers & Services) 401 116,523
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 298 18,744
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 572 273,966
UnitedHealth Group, Inc. (Health Care Providers &
Services) 1,379 510,892
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 84 14,135
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 387 165,396
Viatris , Inc. (Pharmaceuticals) 1,753 26,190
Waters Corp.
*
(Life Sciences Tools & Services) 149 46,075
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 109 32,437
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 302 24,894
Zoetis, Inc. (Pharmaceuticals) 642 73,811
TOTAL COMMON STOCKS
  (Cost $1,362,104) 7,982,188
Repurchase Agreements
(a)(b)
( 19.7% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $1,991,193 $ 1,991,000 1,991,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,991,000) 1,991,000
TOTAL INVESTMENT SECURITIES
  (Cost $3,353,104)— 98.7% 9,973,188
Net other assets (liabilities) —  1.3% 131,127
NET ASSETS — 100.0% $ 10,104,315
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $1,238,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Health Care Select Sector
Index Goldman Sachs International 5/26/26 4.39% $ 3,105,339 $ (9,302)
S&P Health Care Select Sector
Index UBS AG 5/26/26 4.14% 4,063,777 (14,831)
$7,169,116 $(24,133)

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Health Care UltraSector ProFund
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Health Care UltraSector ProFund invested in the following industries as of April 30,
2026:
Value
% of Net
Assets
Biotechnology $ 1,463,342 14.5%
Health Care Equipment & Supplies 1,412,913 14.0%
Health Care Providers & Services 1,510,241 14.9%
Life Sciences Tools & Services 694,528 6.9%
Pharmaceuticals 2,901,164 28.7%
Other
**
2,122,127 21.0%
Total $ 10,104,315 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Industrials UltraSector ProFund
Common Stocks (74.9%)
Shares Value
3M Co. (Industrial Conglomerates) 1,183 $ 173,333
A.O. Smith Corp. (Building Products) 252 15,584
Allegion PLC (Building Products) 193 26,534
AMETEK, Inc. (Electrical Equipment) 517 121,754
Automatic Data Processing, Inc. (Professional Services) 904 191,594
Axon Enterprise, Inc.
*
(Aerospace & Defense) 177 71,112
Broadridge Financial Solutions, Inc. (Professional
Services) 262 40,343
Builders FirstSource , Inc.
*
(Building Products) 248 19,614
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 266 48,361
Carrier Global Corp. (Building Products) 1,764 118,488
Caterpillar, Inc. (Machinery) 1,045 930,165
Cintas Corp. (Commercial Services & Supplies) 763 133,304
Comfort Systems USA, Inc. (Construction &
Engineering) 79 145,380
Copart, Inc.
*
(Commercial Services & Supplies) 2,000 66,220
CSX Corp. (Ground Transportation) 4,175 189,670
Cummins, Inc. (Machinery) 310 208,013
Deere & Co. (Machinery) 566 333,866
Delta Air Lines, Inc. (Passenger Airlines) 1,458 99,129
Dover Corp. (Machinery) 303 68,602
Eaton Corp. PLC (Electrical Equipment) 872 377,585
EMCOR Group, Inc. (Construction & Engineering) 101 90,059
Emerson Electric Co. (Electrical Equipment) 1,262 177,235
Equifax, Inc. (Professional Services) 270 46,964
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 301 44,515
Fastenal Co. (Trading Companies & Distributors) 2,578 115,830
FedEx Corp. (Air Freight & Logistics) 486 196,009
Fortive Corp. (Machinery) 704 42,092
GE Vernova , Inc. (Electrical Equipment) 605 655,494
Generac Holdings, Inc.
*
(Electrical Equipment) 132 34,218
General Dynamics Corp. (Aerospace & Defense) 570 196,251
General Electric Co. (Industrial Conglomerates) 2,355 682,786
Honeywell International, Inc. (Industrial Conglomerates) 1,425 305,420
Howmet Aerospace, Inc. (Aerospace & Defense) 900 218,736
Hubbell, Inc. (Electrical Equipment) 119 60,472
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 88 32,058
IDEX Corp. (Machinery) 168 36,599
Illinois Tool Works, Inc. (Machinery) 589 151,968
Ingersoll Rand, Inc. (Machinery) 799 63,808
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 168 42,257
Jacobs Solutions, Inc. (Professional Services) 264 34,164
Johnson Controls International PLC (Building Products) 1,374 200,645
L3Harris Technologies, Inc. (Aerospace & Defense) 419 134,310
Leidos Holdings, Inc. (Professional Services) 287 42,826
Lennox International, Inc. (Building Products) 72 38,512
Lockheed Martin Corp. - Class B (Aerospace &
Defense) 455 235,676
Masco Corp. (Building Products) 457 32,822
Nordson Corp. (Machinery) 119 34,326
Norfolk Southern Corp. (Ground Transportation) 504 159,178
Northrop Grumman Corp. (Aerospace & Defense) 300 173,844
Old Dominion Freight Line, Inc. (Ground
Transportation) 413 87,734
Otis Worldwide Corp. (Machinery) 873 67,989
PACCAR, Inc. (Machinery) 1,180 140,184
Parker-Hannifin Corp. (Machinery) 283 257,366
Paychex, Inc. (Professional Services) 726 67,249
Pentair PLC (Machinery) 367 29,621
Quanta Services, Inc. (Construction & Engineering) 335 243,802
Republic Services, Inc. (Commercial Services &
Supplies) 452 94,567
Rockwell Automation, Inc. (Electrical Equipment) 252 103,045
Rollins, Inc. (Commercial Services & Supplies) 659 36,726
Common Stocks, continued
Shares Value
RTX Corp. (Aerospace & Defense) 3,014 $ 530,676
Snap-on, Inc. (Machinery) 117 44,858
Southwest Airlines Co. (Passenger Airlines) 1,103 41,826
Stanley Black & Decker, Inc. (Machinery) 348 27,200
Textron, Inc. (Aerospace & Defense) 391 37,520
The Boeing Co.
*
(Aerospace & Defense) 1,763 403,780
Trane Technologies PLC (Building Products) 497 244,792
TransDigm Group, Inc. (Aerospace & Defense) 127 147,317
Uber Technologies, Inc.
*
(Ground Transportation) 4,621 344,773
Union Pacific Corp. (Ground Transportation) 1,332 358,947
United Airlines Holdings, Inc.
*
(Passenger Airlines) 726 65,340
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 1,659 180,499
United Rentals, Inc. (Trading Companies & Distributors) 141 135,337
Veralto Corp. (Commercial Services & Supplies) 557 49,127
Verisk Analytics, Inc. (Professional Services) 313 57,745
Vertiv Holdings Company - Class A (Electrical
Equipment) 858 281,844
W.W. Grainger, Inc. (Trading Companies & Distributors) 98 113,812
Wabtec Corp. (Machinery) 383 103,368
Waste Management, Inc. (Commercial Services &
Supplies) 833 193,715
Xylem, Inc. (Machinery) 547 64,634
TOTAL COMMON STOCKS
  (Cost $8,713,169) 12,213,118
Repurchase Agreements
(a)(b)
( 11.1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $1,816,176 $ 1,816,000 1,816,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,816,000) 1,816,000
TOTAL INVESTMENT SECURITIES
  (Cost $10,529,169)— 86.0% 14,029,118
Net other assets (liabilities) —  14.0% 2,286,486
NET ASSETS — 100.0% $ 16,315,604
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $1,264,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Industrials UltraSector ProFund
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received )
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Industrials Select Sector
Index Goldman Sachs International 5/26/26 4.39% $ 6,007,146 $ (40,029)
S&P Industrials Select Sector
Index UBS AG 5/26/26 4.44% 6,274,835 (16,256)
$12,281,981 $(56,285)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Industrials UltraSector ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 2,181,280 13.4%
Air Freight & Logistics 469,384 2.9%
Building Products 696,991 4.3%
Commercial Services & Supplies 573,659 3.5%
Construction & Engineering 479,241 2.9%
Electrical Equipment 1,811,647 11.1%
Ground Transportation 1,182,559 7.2%
Industrial Conglomerates 1,161,539 7.1%
Machinery 2,604,659 16.1%
Passenger Airlines 206,295 1.3%
Professional Services 480,885 2.9%
Trading Companies & Distributors 364,979 2.2%
Other
**
4,102,486 25.1%
Total $ 16,315,604 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Internet UltraSector ProFund
Common Stocks (71.7%)
Shares Value
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 11,438 $ 1,605,438
Akamai Technologies, Inc.
*
(IT Services) 3,886 400,180
Alphabet, Inc. - Class A (Interactive Media & Services) 9,624 3,703,315
Alphabet, Inc. - Class C (Interactive Media & Services) 7,730 2,952,396
Amazon.com, Inc.
*
(Broadline Retail) 25,182 6,674,742
Arista Networks, Inc.
*
(Communications Equipment) 17,433 3,010,853
Atlassian Corp.
*
- Class A (Software) 4,580 314,142
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 13,950 2,348,621
Box, Inc.
*
- Class A (Software) 3,869 93,630
Carvana Co.
*
(Specialty Retail) 3,819 1,511,560
Ciena Corp.
*
(Communications Equipment) 3,805 2,007,442
Cisco Systems, Inc. (Communications Equipment) 44,749 4,094,535
Cloudflare, Inc.
*
- Class A (IT Services) 8,568 1,756,183
Copart, Inc.
*
(Commercial Services & Supplies) 24,048 796,229
CoreWeave , Inc.
*
- Class A (IT Services) 6,524 728,078
Datadog, Inc.
*
- Class A (Software) 8,865 1,171,864
DocuSign, Inc.
*
(Software) 5,408 248,714
DoorDash , Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 10,097 1,702,859
DraftKings, Inc.
*
(Hotels, Restaurants & Leisure) 13,375 311,905
Dropbox, Inc.
*
- Class A (Software) 4,709 114,382
Duolingo, Inc.
*
(Diversified Consumer Services) 1,081 119,018
eBay, Inc. (Broadline Retail) 12,202 1,262,663
F5, Inc.
*
(Communications Equipment) 1,526 494,271
Flutter Entertainment PLC
*
(Hotels, Restaurants &
Leisure) 4,734 510,941
GoDaddy, Inc.
*
- Class A (IT Services) 3,650 316,784
HubSpot, Inc.
*
(Software) 1,424 315,786
MARA Holdings, Inc.
*(a)
(Software) 10,214 122,466
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 8,177 5,003,588
Netflix, Inc.
*
(Entertainment) 47,820 4,476,430
Nutanix, Inc.
*
- Class A (Software) 7,304 298,661
Okta, Inc.
*
(IT Services) 4,576 337,022
Paycom Software, Inc. (Professional Services) 1,320 167,323
PayPal Holdings, Inc. (Financial Services) 24,863 1,246,631
ROBLOX Corp.
*
- Class A (Entertainment) 17,864 987,165
Salesforce, Inc. (Software) 12,413 2,191,267
Samsara, Inc.
*
- Class A (Software) 9,672 277,973
Snowflake, Inc.
*
- CLASS A (IT Services) 9,240 1,260,983
Common Stocks, continued
Shares Value
Veeva Systems, Inc.
*
- Class A (Health Care Technology) 4,085 $ 637,137
VeriSign, Inc. (IT Services) 2,229 598,843
Workday, Inc.
*
- Class A (Software) 5,753 704,167
Zoom Video Communications, Inc.
*
(Software) 7,170 696,566
TOTAL COMMON STOCKS
  (Cost $21,414,683) 57,572,753
Repurchase Agreements
(b)(c)
( 27.2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $21,851,123 $ 21,849,000 21,849,000
TOTAL REPURCHASE AGREEMENTS
(Cost $21,849,000) 21,849,000
Collateral for Securities Loaned
(d)
( 0.1% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.66%
(e)
106,722 106,722
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $106,722) 106,722
TOTAL INVESTMENT SECURITIES
  (Cost $43,370,405)— 99.0% 79,528,475
Net other assets (liabilities) —  1.0% 799,955
NET ASSETS — 100.0% $ 80,328,430
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2026. The total value of securities on loan as of April 30, 2026 was $116,327.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $11,279,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at April
30, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2026.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Composite Internet
Index Goldman Sachs International 5/26/26 4.39% $ 31,852,883 $ 382,923
Dow Jones Composite Internet
Index UBS AG 5/26/26 4.44% 31,465,551 389,383
$63,318,434 $772,306
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Internet UltraSector ProFund
Internet UltraSector ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Broadline Retail $ 7,937,405 9.9%
Commercial Services & Supplies 796,229 1.0%
Communications Equipment 9,607,101 12.0%
Diversified Consumer Services 119,018 0.1%
Entertainment 5,463,595 6.8%
Financial Services 1,246,631 1.6%
Health Care Technology 637,137 0.8%
Hotels, Restaurants & Leisure 6,479,764 8.1%
Interactive Media & Services 11,659,299 14.5%
IT Services 5,398,073 6.7%
Professional Services 167,323 0.2%
Software 6,549,618 8.1%
Specialty Retail 1,511,560 1.9%
Other
**
22,755,677 28.3%
Total $ 80,328,430 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Large-Cap Growth ProFund
Common Stocks ( 100 .0% )
Shares Value
AbbVie, Inc. (Biotechnology) 459 $ 96,995
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 923 327,194
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 112 15,720
Allegion PLC (Building Products) 26 3,574
Alphabet, Inc. - Class A (Interactive Media & Services) 3,293 1,267,147
Alphabet, Inc. - Class C (Interactive Media & Services) 2,647 1,010,995
Amazon.com, Inc.
*
(Broadline Retail) 2,929 776,360
American Express Co. (Consumer Finance) 206 66,548
Amgen, Inc. (Biotechnology) 207 71,674
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 696 102,500
Apollo Global Management, Inc. (Financial Services) 139 17,892
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 4,152 1,126,645
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 450 177,521
AppLovin Corp.
*
- Class A (Software) 153 68,292
Arista Networks, Inc.
*
(Communications Equipment) 583 100,690
Autodesk, Inc.
*
(Software) 70 16,590
AutoZone, Inc.
*
(Specialty Retail) 6 22,224
Axon Enterprise, Inc.
*
(Aerospace & Defense) 29 11,651
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 1,035 490,177
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 447 75,257
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 563 32,434
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 2,683 1,119,965
Cadence Design Systems, Inc.
*
(Software) 96 31,641
Carnival Corp. (Hotels, Restaurants & Leisure) 652 17,285
Carvana Co.
*
(Specialty Retail) 40 15,832
Casey's General Stores, Inc. (Consumer Staples
Distribution & Retail) 21 17,265
Caterpillar, Inc. (Machinery) 263 234,098
Cboe Global Markets, Inc. (Capital Markets) 29 8,703
Ciena Corp.
*
(Communications Equipment) 80 42,206
Cincinnati Financial Corp. (Insurance) 51 8,344
Cisco Systems, Inc. (Communications Equipment) 1,183 108,245
CME Group, Inc. (Capital Markets) 114 32,811
Coherent Corp.
*
(Electronic Equipment, Instruments &
Components) 106 33,889
Comfort Systems USA, Inc. (Construction &
Engineering) 19 34,965
Constellation Energy Corp. (Electric Utilities) 119 37,247
Corning, Inc. (Electronic Equipment, Instruments &
Components) 304 49,929
Crowdstrike Holdings, Inc.
*
- Class A (Software) 143 63,742
Cummins, Inc. (Machinery) 53 35,564
Datadog, Inc.
*
- Class A (Software) 186 24,587
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 113 6,729
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 211 35,585
eBay, Inc. (Broadline Retail) 189 19,558
EchoStar Corp.
*(a)
- Class A (Media) 75 9,236
Edwards LifeSciences Corp.
*
(Health Care Equipment
& Supplies) 151 12,609
Electronic Arts, Inc. (Entertainment) 61 12,345
Eli Lilly & Co. (Pharmaceuticals) 449 419,636
EMCOR Group, Inc. (Construction & Engineering) 25 22,292
Expedia Group, Inc. (Hotels, Restaurants & Leisure) 67 16,641
Fair Isaac Corp.
*
(Software) 7 7,175
First Horizon Corp. (Banks) 1 20
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 62 12,517
Fortinet, Inc.
*
(Software) 225 18,970
Fox Corp. - Class A (Media) 76 4,825
Fox Corp. - Class B (Media) 55 3,136
Common Stocks, continued
Shares Value
GE Vernova, Inc. (Electrical Equipment) 153 $ 165,770
General Dynamics Corp. (Aerospace & Defense) 76 26,167
General Electric Co. (Industrial Conglomerates) 308 89,298
Gilead Sciences, Inc. (Biotechnology) 380 49,719
HCA Healthcare, Inc. (Health Care Providers &
Services) 89 38,666
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 131 42,453
Howmet Aerospace, Inc. (Aerospace & Defense) 227 55,170
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 45 25,236
Incyte Corp.
*
(Biotechnology) 95 9,051
Insulet Corp.
*
(Health Care Equipment & Supplies) 40 6,886
Interactive Brokers Group, Inc. - Class A (Capital
Markets) 253 20,114
International Business Machines Corp. (IT Services) 274 63,289
Intuit, Inc. (Software) 89 34,577
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 201 91,979
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 37 12,487
Johnson & Johnson (Pharmaceuticals) 804 184,799
Johnson Controls International PLC (Building Products) 228 33,296
JPMorgan Chase & Co. (Banks) 1,035 324,193
KKR & Co., Inc. (Capital Markets) 209 21,807
KLA Corp. (Semiconductors & Semiconductor
Equipment) 74 129,526
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 707 182,307
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure) 173 9,448
Live Nation Entertainment, Inc.
*
(Entertainment) 46 7,265
Lumentum Holdings, Inc.
*
(Communications
Equipment) 40 36,093
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 126 45,466
MasterCard, Inc. - Class A (Financial Services) 308 154,899
McDonald's Corp. (Hotels, Restaurants & Leisure) 178 52,259
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 1,239 758,156
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 6 7,660
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 637 329,431
Microsoft Corp. (Software) 4,201 1,713,083
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 27 43,589
Monster Beverage Corp.
*
(Beverages) 404 31,136
Moody's Corp. (Capital Markets) 41 18,936
Morgan Stanley (Capital Markets) 414 78,904
MSCI, Inc. (Capital Markets) 22 13,011
Netflix, Inc.
*
(Entertainment) 2,389 223,634
Newmont Corp. (Metals & Mining) 617 68,543
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 147 2,672
NRG Energy, Inc. (Electric Utilities) 89 13,847
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 13,747 2,743,489
Oracle Corp. (Software) 498 80,372
O'Reilly Automotive, Inc.
*
(Specialty Retail) 475 47,215
Palantir Technologies, Inc.
*
- Class A (Software) 1,292 179,729
Palo Alto Networks, Inc.
*
(Software) 255 45,727
Parker-Hannifin Corp. (Machinery) 40 36,377
Philip Morris International, Inc. (Tobacco) 492 81,214
Quanta Services, Inc. (Construction & Engineering) 84 61,132
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 22 7,890
ResMed, Inc. (Health Care Equipment & Supplies) 45 9,621
Robinhood Markets, Inc.
*
- Class A (Capital Markets) 447 32,582

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Large-Cap Growth ProFund
Common Stocks, continued
Shares Value
Rockwell Automation, Inc. (Electrical Equipment) 34 $ 13,903
Rollins, Inc. (Commercial Services & Supplies) 167 9,307
Ross Stores, Inc. (Specialty Retail) 87 19,818
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants &
Leisure) 143 37,718
RTX Corp. (Aerospace & Defense) 759 133,636
S&P Global, Inc. (Capital Markets) 76 32,773
Sandisk Corp.
*
(Semiconductors) 84 92,107
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 80 53,891
ServiceNow, Inc.
*
(Software) 360 31,792
Simon Property Group, Inc. (Retail REITs) 76 15,482
STERIS PLC (Health Care Equipment & Supplies) 27 5,856
Stryker Corp. (Health Care Equipment & Supplies) 82 25,841
Take-Two Interactive Software, Inc.
*
(Entertainment) 52 11,116
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 114 16,535
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 115 24,341
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 52 17,860
Tesla, Inc.
*
(Automobiles) 986 376,287
The Bank of New York Mellon Corp. (Capital Markets) 245 32,921
The Boeing Co.
*
(Aerospace & Defense) 195 44,661
The Coca-Cola Co. (Beverages) 922 72,618
The Goldman Sachs Group, Inc. (Capital Markets) 110 101,614
The Progressive Corp. (Insurance) 187 37,639
The TJX Cos., Inc. (Specialty Retail) 346 54,235
TKO Group Holdings, Inc. (Entertainment) 38 7,071
Trane Technologies PLC (Building Products) 67 33,000
TransDigm Group, Inc. (Aerospace & Defense) 32 37,119
Uber Technologies, Inc.
*
(Ground Transportation) 1,165 86,921
Ulta Beauty, Inc.
*
(Specialty Retail) 25 13,437
United Rentals, Inc. (Trading Companies & Distributors) 19 18,237
Ventas, Inc. (Health Care REITs) 140 12,300
VeriSign, Inc. (IT Services) 47 12,627
Verisk Analytics, Inc. (Professional Services) 42 7,749
Vertiv Holdings Company - Class A (Electrical
Equipment) 217 71,282
Visa, Inc. - Class A (Financial Services) 525 173,166
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 180 28,411
W.R. Berkley Corp. (Insurance) 98 6,549
Welltower, Inc. (Health Care REITs) 394 85,632
Workday, Inc.
*
- Class A (Software) 52 6,365
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 49 5,248
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 77 12,293
TOTAL COMMON STOCKS
  (Cost $7,985,962) 18,815,200
Repurchase Agreements
(b)
( 0 .1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $24,002 $ 24,000 24,000
TOTAL REPURCHASE AGREEMENTS
(Cost $24,000) 24,000
Collateral for Securities Loaned
(c)
( NM )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.66%
(d)
8,558 $ 8,558
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $8,558) 8,558
TOTAL INVESTMENT SECURITIES
  (Cost $8,018,520)— 100.1% 18,847,758
Net other assets (liabilities) — ( 0 .1 ) % (24,470)
NET ASSETS — 100.0% $ 18,823,288
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2026. The total value of securities on loan as of April 30, 2026 was $8,620.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at April
30, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2026.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust
Large-Cap Growth ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 308,404 1.7%
Automobiles 376,287 2.0%
Banks 324,213 1.7%
Beverages 103,754 0.6%
Biotechnology 227,439 1.2%
Broadline Retail 795,918 4.2%
Building Products 69,870 0.4%
Capital Markets 394,176 2.1%
Commercial Services & Supplies 9,307 NM
Communications Equipment 287,234 1.5%
Construction & Engineering 118,389 0.6%
Consumer Finance 66,548 0.4%
Consumer Staples Distribution & Retail 17,265 0.1%
Electric Utilities 51,094 0.2%
Electrical Equipment 250,955 1.3%
Electronic Equipment, Instruments & Components 223,146 1.2%
Entertainment 261,431 1.4%
Financial Services 836,134 4.4%
Ground Transportation 86,921 0.5%
Health Care Equipment & Supplies 217,191 1.2%
Health Care Providers & Services 38,666 0.2%
Health Care REITs 97,932 0.5%
Hotels, Restaurants & Leisure 368,045 2.0%
Independent Power/Renewable Electricity Producers 28,411 0.2%
Industrial Conglomerates 89,298 0.5%
Insurance 52,532 0.3%
Interactive Media & Services 3,036,298 16.1%
IT Services 75,916 0.4%
Life Sciences Tools & Services 7,660 NM
Machinery 306,039 1.7%
Media 17,197 0.1%
Metals & Mining 68,543 0.4%
Pharmaceuticals 604,435 3.2%
Professional Services 7,749 NM

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Large-Cap Growth ProFund
Value
% of Net
Assets
Retail REITs $ 15,482 0.1%
Semiconductors 92,107 0.5%
Semiconductors & Semiconductor Equipment 5,083,399 27.0%
Software 2,322,642 12.3%
Specialty Retail 172,761 0.9%
Technology Hardware, Storage & Peripherals 1,180,536 6.3%
Textiles, Apparel & Luxury Goods 24,425 0.1%
Tobacco 81,214 0.4%
Trading Companies & Distributors 18,237 0.1%
Other
**
8,088 NM
Total $ 18,823,288 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Large-Cap Value ProFund
Common Stocks ( 99 .6% )
Shares Value
3M Co. (Industrial Conglomerates) 105 $ 15,385
A.O. Smith Corp. (Building Products) 23 1,422
Abbott Laboratories (Health Care Equipment &
Supplies) 347 31,505
AbbVie, Inc. (Biotechnology) 191 40,361
Accenture PLC - Class A (IT Services) 123 21,982
Adobe, Inc.
*
(Software) 82 20,180
Aflac, Inc. (Insurance) 93 10,571
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 57 6,586
Air Products & Chemicals, Inc. (Chemicals) 44 13,202
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 44 6,176
Akamai Technologies, Inc.
*
(IT Services) 29 2,986
Albemarle Corp. (Chemicals) 23 4,524
Alexandria Real Estate Equities, Inc. (Office REITs) 32 1,296
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 13 2,288
Allegion PLC (Building Products) 8 1,100
Alliant Energy Corp. (Electric Utilities) 52 3,818
Allstate Corp. (Insurance) 51 11,080
Altria Group, Inc. (Tobacco) 335 24,337
Amazon.com, Inc.
*
(Broadline Retail) 916 242,795
Amcor plc (Containers & Packaging) 93 3,538
Ameren Corp. (Multi-Utilities) 56 6,364
American Electric Power Co., Inc. (Electric Utilities) 108 14,808
American Express Co. (Consumer Finance) 34 10,984
American International Group, Inc. (Insurance) 107 8,004
American Tower Corp. - Class A (Specialized REITs) 94 17,175
American Water Works Co., Inc. (Water Utilities) 39 5,008
Ameriprise Financial, Inc. (Capital Markets) 18 8,546
AMETEK, Inc. (Electrical Equipment) 46 10,833
Amgen, Inc. (Biotechnology) 34 11,773
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 98 39,421
Aon PLC - Class A (Insurance) 42 13,089
APA Corp. (Oil, Gas & Consumable Fuels) 72 2,933
Apollo Global Management, Inc. (Financial Services) 43 5,535
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 1,465 397,528
Aptiv PLC
*
(Automobile Components) 43 2,591
Arch Capital Group, Ltd.
*
(Insurance) 72 6,801
Archer-Daniels-Midland Co. (Food Products) 96 7,156
Ares Management Corporation - Class A (Capital
Markets) 42 4,931
Arthur J. Gallagher & Co. (Insurance) 51 10,526
Assurant, Inc. (Insurance) 10 2,363
AT&T, Inc. (Diversified Telecommunication Services) 1,397 36,504
Atmos Energy Corp. (Gas Utilities) 33 6,269
Autodesk, Inc.
*
(Software) 18 4,266
Automatic Data Processing, Inc. (Professional Services) 81 17,166
AutoZone, Inc.
*
(Specialty Retail) 1 3,704
AvalonBay Communities, Inc. (Residential REITs) 28 5,124
Avery Dennison Corp. (Containers & Packaging) 15 2,459
Axon Enterprise, Inc.
*
(Aerospace & Defense) 5 2,009
Baker Hughes Co. (Energy Equipment & Services) 197 13,725
Ball Corp. (Containers & Packaging) 54 3,298
Bank of America Corp. (Banks) 1,325 70,834
Baxter International, Inc. (Health Care Equipment &
Supplies) 104 1,828
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 57 8,495
Best Buy Co., Inc. (Specialty Retail) 40 2,420
Biogen, Inc.
*
(Biotechnology) 29 5,489
Bio-Techne Corp. (Life Sciences Tools & Services) 32 1,770
BlackRock, Inc. (Capital Markets) 29 30,903
Blackstone, Inc. (Capital Markets) 149 18,711
Block, Inc.
*
(Financial Services) 110 7,756
Common Stocks, continued
Shares Value
Boston Properties, Inc. (Office REITs) 30 $ 1,754
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 99 5,703
Bristol-Myers Squibb Co. (Pharmaceuticals) 407 24,660
Broadridge Financial Solutions, Inc. (Professional
Services) 23 3,542
Brown & Brown, Inc. (Insurance) 59 3,549
Brown-Forman Corp. - Class B (Beverages) 35 902
Builders FirstSource, Inc.
*
(Building Products) 23 1,819
Bunge Global SA (Food Products) 27 3,431
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 23 4,182
Cadence Design Systems, Inc.
*
(Software) 20 6,592
Camden Property Trust (Residential REITs) 20 2,100
Campbell Soup Co.
(a)
(Food Products) 40 832
Capital One Financial Corp. (Consumer Finance) 125 23,912
Cardinal Health, Inc. (Health Care Providers & Services) 47 9,065
Carrier Global Corp. (Building Products) 157 10,546
Carvana Co.
*
(Specialty Retail) 14 5,541
Cboe Global Markets, Inc. (Capital Markets) 10 3,001
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 58 8,279
CDW Corp. (Electronic Equipment, Instruments &
Components) 26 3,560
Cencora, Inc. (Health Care Providers & Services) 38 11,704
Centene Corp.
*
(Health Care Providers & Services) 94 5,047
CenterPoint Energy, Inc. (Multi-Utilities) 131 5,718
CF Industries Holdings, Inc. (Chemicals) 31 3,850
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 10 1,670
Charter Communications, Inc.
*
- Class A (Media) 17 2,808
Chevron Corp. (Oil, Gas & Consumable Fuels) 374 72,298
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 261 8,871
Chubb, Ltd. (Insurance) 73 23,871
Church & Dwight Co., Inc. (Household Products) 48 4,659
Cincinnati Financial Corp. (Insurance) 13 2,127
Cintas Corp. (Commercial Services & Supplies) 68 11,880
Cisco Systems, Inc. (Communications Equipment) 371 33,946
Citigroup, Inc. (Banks) 349 44,665
Citizens Financial Group, Inc. (Banks) 85 5,529
CME Group, Inc. (Capital Markets) 31 8,922
CMS Energy Corp. (Multi-Utilities) 62 4,758
Cognizant Technology Solutions Corp. - Class A (IT
Services) 97 5,131
Coinbase Global, Inc.
*
- Class A (Capital Markets) 44 8,262
Colgate-Palmolive Co. (Household Products) 161 13,743
Comcast Corp. - Class A (Media) 717 19,388
Conagra Brands, Inc. (Food Products) 97 1,392
ConocoPhillips (Oil, Gas & Consumable Fuels) 244 30,690
Consolidated Edison, Inc. (Multi-Utilities) 72 8,027
Constellation Brands, Inc. - Class A (Beverages) 28 4,384
Constellation Energy Corp. (Electric Utilities) 20 6,260
Copart, Inc.
*
(Commercial Services & Supplies) 179 5,927
Corning, Inc. (Electronic Equipment, Instruments &
Components) 48 7,884
Corpay, Inc.
*
(Software) 14 4,291
Corteva, Inc. (Chemicals) 135 10,936
CoStar Group, Inc.
*
(Real Estate Management &
Development) 86 2,976
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 89 90,293
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 152 5,458
CRH plc (Construction Materials) 134 15,868
Crown Castle International Corp. (Specialized REITs) 87 7,724
CSX Corp. (Ground Transportation) 372 16,900
Cummins, Inc. (Machinery) 9 6,039
CVS Health Corp. (Health Care Providers & Services) 255 21,239

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Large-Cap Value ProFund
Common Stocks, continued
Shares Value
D.R. Horton, Inc. (Household Durables) 53 $ 8,155
Danaher Corp. (Life Sciences Tools & Services) 125 22,369
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 23 4,613
DaVita, Inc.
*
(Health Care Providers & Services) 7 1,086
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 28 2,862
Deere & Co. (Machinery) 50 29,493
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 60 12,537
Delta Air Lines, Inc. (Passenger Airlines) 130 8,839
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 125 6,421
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 38 2,263
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 38 7,814
Digital Realty Trust, Inc. (Specialized REITs) 65 13,061
Dollar General Corp. (Consumer Staples Distribution &
Retail) 45 5,215
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 38 3,690
Dominion Energy, Inc. (Multi-Utilities) 171 11,030
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 6 2,037
Dover Corp. (Machinery) 27 6,113
Dow, Inc. (Chemicals) 144 5,831
DTE Energy Co. (Multi-Utilities) 41 6,219
Duke Energy Corp. (Electric Utilities) 155 20,080
DuPont de Nemours, Inc. (Chemicals) 83 3,790
Eaton Corp. PLC (Electrical Equipment) 78 33,775
eBay, Inc. (Broadline Retail) 23 2,380
Ecolab, Inc. (Chemicals) 50 13,030
Edison International (Electric Utilities) 77 5,351
Edwards LifeSciences Corp.
*
(Health Care Equipment
& Supplies) 63 5,261
Electronic Arts, Inc. (Entertainment) 24 4,857
Elevance Health, Inc. (Health Care Providers &
Services) 44 16,562
Emerson Electric Co. (Electrical Equipment) 112 15,729
Entergy Corp. (Electric Utilities) 90 10,612
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 108 15,182
EPAM Systems, Inc.
*
(IT Services) 11 1,252
EQT Corp. (Oil, Gas & Consumable Fuels) 125 7,510
Equifax, Inc. (Professional Services) 24 4,175
Equinix, Inc. (Specialized REITs) 19 20,573
Equity Residential (Residential REITs) 69 4,511
Erie Indemnity Co. - Class A (Insurance) 5 1,095
Essex Property Trust, Inc. (Residential REITs) 13 3,422
Everest Group, Ltd. (Insurance) 8 2,854
Evergy, Inc. (Electric Utilities) 47 3,893
Eversource Energy (Electric Utilities) 75 5,303
Exelon Corp. (Electric Utilities) 205 9,428
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 48 4,903
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 27 3,993
Extra Space Storage, Inc. (Specialized REITs) 42 6,020
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 833 128,558
F5, Inc.
*
(Communications Equipment) 11 3,563
FactSet Research Systems, Inc. (Capital Markets) 7 1,593
Fair Isaac Corp.
*
(Software) 2 2,050
Fastenal Co. (Trading Companies & Distributors) 230 10,334
Federal Realty Investment Trust (Retail REITs) 16 1,774
FedEx Corp. (Air Freight & Logistics) 43 17,342
Fidelity National Information Services, Inc. (Financial
Services) 104 4,839
Fifth Third Bancorp (Banks) 181 9,188
First Horizon Corp. (Banks) 1 21
FirstEnergy Corp. (Electric Utilities) 105 4,990
Common Stocks, continued
Shares Value
Fiserv, Inc.
*
(Financial Services) 108 $ 6,766
Ford Motor Co. (Automobiles) 783 9,459
Fortinet, Inc.
*
(Software) 47 3,963
Fortive Corp. (Machinery) 63 3,767
Fox Corp. - Class A (Media) 14 889
Fox Corp. - Class B (Media) 11 627
Franklin Resources, Inc. (Capital Markets) 63 1,888
Freeport-McMoRan, Inc. (Metals & Mining) 287 16,583
Garmin, Ltd. (Household Durables) 32 8,036
Gartner, Inc.
*
(IT Services) 14 2,079
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 92 5,597
Gen Digital, Inc. (Software) 111 2,141
Generac Holdings, Inc.
*
(Electrical Equipment) 12 3,111
General Dynamics Corp. (Aerospace & Defense) 24 8,263
General Electric Co. (Industrial Conglomerates) 101 29,282
General Mills, Inc. (Food Products) 108 3,813
General Motors Co. (Automobiles) 181 13,917
Genuine Parts Co. (Distributors) 28 3,002
Gilead Sciences, Inc. (Biotechnology) 114 14,916
Global Payments, Inc. (Financial Services) 48 3,454
Globe Life, Inc. (Insurance) 16 2,469
GoDaddy, Inc.
*
- Class A (IT Services) 28 2,430
Halliburton Co. (Energy Equipment & Services) 168 7,106
Hasbro, Inc. (Leisure Products) 27 2,588
Healthpeak Properties, Inc. (Health Care REITs) 139 2,248
Henry Schein, Inc.
*
(Health Care Providers & Services) 21 1,566
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 266 7,653
Honeywell International, Inc. (Industrial Conglomerates) 127 27,220
Hormel Foods Corp. (Food Products) 60 1,288
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 128 2,705
HP, Inc. (Technology Hardware, Storage & Peripherals) 185 3,859
Hubbell, Inc. (Electrical Equipment) 11 5,590
Humana, Inc. (Health Care Providers & Services) 24 5,675
Huntington Bancshares, Inc. (Banks) 406 6,805
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 8 2,914
IDEX Corp. (Machinery) 15 3,268
Illinois Tool Works, Inc. (Machinery) 52 13,417
Ingersoll Rand, Inc. (Machinery) 71 5,670
Intel Corp.
*
(Semiconductors & Semiconductor
Equipment) 938 88,623
Intercontinental Exchange, Inc. (Capital Markets) 113 17,864
International Business Machines Corp. (IT Services) 90 20,788
International Flavors & Fragrances, Inc. (Chemicals) 52 3,650
International Paper Co. (Containers & Packaging) 106 3,225
Intuit, Inc. (Software) 24 9,324
Invesco, Ltd. (Capital Markets) 90 2,359
Invitation Homes, Inc. (Residential REITs) 113 3,251
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 34 5,385
Iron Mountain, Inc. (Specialized REITs) 60 7,559
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 15 3,773
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 8 2,700
Jack Henry & Associates, Inc. (Financial Services) 14 2,153
Jacobs Solutions, Inc. (Professional Services) 23 2,976
Johnson & Johnson (Pharmaceuticals) 197 45,280
Johnson Controls International PLC (Building Products) 41 5,987
JPMorgan Chase & Co. (Banks) 173 54,189
Kenvue, Inc. (Personal Care Products) 383 6,713
Keurig Dr Pepper, Inc. (Beverages) 272 7,997
KeyCorp (Banks) 188 4,157

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Large-Cap Value ProFund
Common Stocks, continued
Shares Value
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 34 $ 11,896
Kimberly-Clark Corp. (Household Products) 67 6,595
Kimco Realty Corp. (Retail REITs) 135 3,191
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 391 12,852
KKR & Co., Inc. (Capital Markets) 63 6,573
L3Harris Technologies, Inc. (Aerospace & Defense) 37 11,860
Labcorp Holdings, Inc. (Health Care Providers &
Services) 16 4,109
Leidos Holdings, Inc. (Professional Services) 25 3,731
Lennar Corp. - Class A (Household Durables) 44 3,973
Lennox International, Inc. (Building Products) 6 3,209
Linde PLC (Chemicals) 93 46,606
Live Nation Entertainment, Inc.
*
(Entertainment) 15 2,369
Lockheed Martin Corp. - Class B (Aerospace &
Defense) 40 20,720
Loews Corp. (Insurance) 33 3,716
Lowe's Cos., Inc. (Specialty Retail) 112 26,744
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 21 2,892
LyondellBasell Industries N.V. - Class A (Chemicals) 52 3,879
M&T Bank Corp. (Banks) 30 6,559
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 59 14,649
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 1 233
Marsh & McLennan Cos., Inc. (Insurance) 97 16,268
Martin Marietta Materials, Inc. (Construction Materials) 12 7,429
Masco Corp. (Building Products) 41 2,945
MasterCard, Inc. - Class A (Financial Services) 53 26,655
McCormick & Co., Inc. (Food Products) 51 2,593
McDonald's Corp. (Hotels, Restaurants & Leisure) 80 23,487
McKesson Corp. (Health Care Providers & Services) 24 19,565
Medtronic PLC (Health Care Equipment & Supplies) 256 20,728
Merck & Co., Inc. (Pharmaceuticals) 496 54,154
MetLife, Inc. (Insurance) 110 8,811
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 2 2,553
MGM Resorts International
*
(Hotels, Restaurants &
Leisure) 39 1,519
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 108 10,034
Mid-America Apartment Communities, Inc. (Residential
REITs) 23 2,971
Moderna, Inc.
*
(Biotechnology) 71 3,262
Molson Coors Beverage Co. - Class B (Beverages) 34 1,453
Mondelez International, Inc. - Class A (Food Products) 256 15,728
Moody's Corp. (Capital Markets) 16 7,390
Morgan Stanley (Capital Markets) 94 17,915
Motorola Solutions, Inc. (Communications Equipment) 33 14,488
MSCI, Inc. (Capital Markets) 7 4,140
Nasdaq, Inc. (Capital Markets) 90 8,272
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 40 4,431
News Corp. - Class A (Media) 75 1,974
News Corp. - Class B (Media) 25 762
NextEra Energy, Inc. (Electric Utilities) 416 40,719
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 239 10,601
NiSource, Inc. (Multi-Utilities) 97 4,683
Nordson Corp. (Machinery) 10 2,885
Norfolk Southern Corp. (Ground Transportation) 44 13,897
Northern Trust Corp. (Capital Markets) 37 6,155
Northrop Grumman Corp. (Aerospace & Defense) 26 15,066
Common Stocks, continued
Shares Value
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 41 $ 745
NRG Energy, Inc. (Electric Utilities) 11 1,711
Nucor Corp. (Metals & Mining) 45 10,138
NVR, Inc.
*
(Household Durables) 1 6,316
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 50 14,680
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 144 8,724
Old Dominion Freight Line, Inc. (Ground
Transportation) 36 7,647
Omnicom Group, Inc. (Media) 63 4,833
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 79 7,964
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 125 11,558
Oracle Corp. (Software) 162 26,145
Otis Worldwide Corp. (Machinery) 78 6,075
PACCAR, Inc. (Machinery) 105 12,474
Packaging Corp. of America (Containers & Packaging) 18 3,842
Palo Alto Networks, Inc.
*
(Software) 71 12,732
Paramount Skydance Corp.
(a)
- Class B (Media) 63 645
Parker-Hannifin Corp. (Machinery) 11 10,004
Paychex, Inc. (Professional Services) 65 6,021
PayPal Holdings, Inc. (Financial Services) 185 9,276
Pentair PLC (Machinery) 33 2,663
PepsiCo, Inc. (Beverages) 272 43,110
Pfizer, Inc. (Pharmaceuticals) 1,135 30,305
PG&E Corp. (Electric Utilities) 440 7,313
Philip Morris International, Inc. (Tobacco) 136 22,450
Phillips 66 (Oil, Gas & Consumable Fuels) 81 14,511
Pinnacle West Capital Corp. (Electric Utilities) 24 2,489
PNC Financial Services Group, Inc. (Banks) 81 18,063
Pool Corp. (Distributors) 6 1,280
PPG Industries, Inc. (Chemicals) 45 4,883
PPL Corp. (Electric Utilities) 148 5,541
Principal Financial Group, Inc. (Insurance) 40 4,036
Prologis, Inc. (Industrial REITs) 186 26,416
Prudential Financial, Inc. (Insurance) 70 6,868
PTC, Inc.
*
(Software) 24 3,271
Public Service Enterprise Group, Inc. (Multi-Utilities) 100 8,166
Public Storage (Specialized REITs) 31 9,376
PulteGroup, Inc. (Household Durables) 38 4,650
Qnity Electronics, Inc. (Semiconductors &
Semiconductor Equipment) 41 5,767
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 213 38,251
Quest Diagnostics, Inc. (Health Care Providers &
Services) 22 4,272
Raymond James Financial, Inc. (Capital Markets) 35 5,541
Realty Income Corp. (Retail REITs) 184 11,821
Regency Centers Corp. (Retail REITs) 34 2,647
Regeneron Pharmaceuticals, Inc. (Biotechnology) 20 14,141
Regions Financial Corp. (Banks) 175 4,996
Republic Services, Inc. (Commercial Services &
Supplies) 40 8,369
ResMed, Inc. (Health Care Equipment & Supplies) 13 2,780
Revvity, Inc. (Life Sciences Tools & Services) 23 1,992
Rockwell Automation, Inc. (Electrical Equipment) 10 4,089
Roper Technologies, Inc. (Software) 21 7,451
Ross Stores, Inc. (Specialty Retail) 33 7,517
S&P Global, Inc. (Capital Markets) 34 14,662
Salesforce, Inc. (Software) 187 33,011
SBA Communications Corp. - Class A (Specialized
REITs) 21 4,645

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Large-Cap Value ProFund
Common Stocks, continued
Shares Value
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 16 $ 10,778
Sempra (Multi-Utilities) 130 12,367
ServiceNow, Inc.
*
(Software) 82 7,241
Simon Property Group, Inc. (Retail REITs) 38 7,741
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 31 2,175
SLB, Ltd. (Energy Equipment & Services) 300 17,064
Smurfit WestRock PLC (Containers & Packaging) 105 4,031
Snap-on, Inc. (Machinery) 10 3,834
Solventum Corp.
*
(Health Care Equipment & Supplies) 30 2,021
Southwest Airlines Co. (Passenger Airlines) 99 3,754
Stanley Black & Decker, Inc. (Machinery) 32 2,501
Starbucks Corp. (Hotels, Restaurants & Leisure) 227 23,910
State Street Corp. (Capital Markets) 55 8,406
Steel Dynamics, Inc. (Metals & Mining) 27 6,174
STERIS PLC (Health Care Equipment & Supplies) 10 2,169
Stryker Corp. (Health Care Equipment & Supplies) 40 12,605
Super Micro Computer, Inc.
*(a)
(Technology Hardware,
Storage & Peripherals) 101 2,767
Synchrony Financial (Consumer Finance) 70 5,334
Synopsys, Inc.
*
(Software) 38 18,339
Sysco Corp. (Consumer Staples Distribution & Retail) 96 7,172
T. Rowe Price Group, Inc. (Capital Markets) 44 4,527
Take-Two Interactive Software, Inc.
*
(Entertainment) 17 3,634
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 42 10,923
Target Corp. (Consumer Staples Distribution & Retail) 91 11,807
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 18 3,810
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 9 5,813
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 13 4,465
Tesla, Inc.
*
(Automobiles) 213 81,287
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 181 50,875
Texas Pacific Land Corp. (Oil, Gas & Consumable
Fuels) 11 4,880
Textron, Inc. (Aerospace & Defense) 35 3,359
The AES Corp. (Independent Power/Renewable
Electricity Producers) 143 2,066
The Bank of New York Mellon Corp. (Capital Markets) 51 6,853
The Boeing Co.
*
(Aerospace & Defense) 88 20,155
The Charles Schwab Corp. (Capital Markets) 333 30,516
The Cigna Group (Health Care Providers & Services) 52 15,110
The Clorox Co. (Household Products) 25 2,411
The Coca-Cola Co. (Beverages) 448 35,284
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 40 2,516
The Estee Lauder Cos., Inc. (Personal Care Products) 50 3,836
The Goldman Sachs Group, Inc. (Capital Markets) 21 19,399
The Hartford Financial Services Group, Inc. (Insurance) 56 7,661
The Hershey Co. (Food Products) 29 5,386
The Home Depot, Inc. (Specialty Retail) 199 65,431
The J.M. Smucker Co. (Food Products) 21 2,059
The Kraft Heinz Co. (Food Products) 171 3,875
The Kroger Co. (Consumer Staples Distribution &
Retail) 117 7,964
The Mosaic Co. (Chemicals) 65 1,513
The Procter & Gamble Co. (Household Products) 464 68,250
The Progressive Corp. (Insurance) 51 10,265
The Sherwin-Williams Co. (Chemicals) 46 14,794
The Southern Co. (Electric Utilities) 220 21,274
The TJX Cos., Inc. (Specialty Retail) 100 15,675
The Trade Desk, Inc.
*
- Class A (Media) 89 2,100
Common Stocks, continued
Shares Value
The Travelers Cos., Inc. (Insurance) 43 $ 13,121
The Walt Disney Co. (Entertainment) 353 36,623
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 245 18,696
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 75 35,923
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 95 18,573
Tractor Supply Co. (Specialty Retail) 106 3,721
Trane Technologies PLC (Building Products) 21 10,343
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 48 3,231
Truist Financial Corp. (Banks) 253 13,030
Tyler Technologies, Inc.
*
(Software) 9 3,070
Tyson Foods, Inc. - Class A (Food Products) 57 3,652
U.S. Bancorp (Banks) 311 17,621
UDR, Inc. (Residential REITs) 61 2,217
Union Pacific Corp. (Ground Transportation) 118 31,799
United Airlines Holdings, Inc.
*
(Passenger Airlines) 65 5,850
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 148 16,102
United Rentals, Inc. (Trading Companies & Distributors) 5 4,799
UnitedHealth Group, Inc. (Health Care Providers &
Services) 181 67,058
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 11 1,851
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 61 15,407
Ventas, Inc. (Health Care REITs) 46 4,041
Veralto Corp. (Commercial Services & Supplies) 50 4,410
Verisk Analytics, Inc. (Professional Services) 13 2,398
Verizon Communications, Inc. (Diversified
Telecommunication Services) 842 40,440
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 50 21,369
Viatris, Inc. (Pharmaceuticals) 231 3,451
VICI Properties, Inc. (Specialized REITs) 219 6,395
Visa, Inc. - Class A (Financial Services) 151 49,805
Vulcan Materials Co. (Construction Materials) 26 7,845
W.R. Berkley Corp. (Insurance) 26 1,738
W.W. Grainger, Inc. (Trading Companies & Distributors) 9 10,452
Wabtec Corp. (Machinery) 34 9,176
Walmart, Inc. (Consumer Staples Distribution & Retail) 875 115,440
Warner Bros. Discovery, Inc.
*
(Entertainment) 495 13,390
Waste Management, Inc. (Commercial Services &
Supplies) 74 17,208
Waters Corp.
*
(Life Sciences Tools & Services) 19 5,875
WEC Energy Group, Inc. (Multi-Utilities) 65 7,666
Wells Fargo & Co. (Banks) 618 50,818
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 14 4,166
Western Digital Corp. (Technology Hardware, Storage &
Peripherals) 68 29,547
Weyerhaeuser Co. (Specialized REITs) 144 3,531
Williams-Sonoma, Inc. (Specialty Retail) 24 4,349
Willis Towers Watson PLC (Insurance) 19 4,868
Workday, Inc.
*
- Class A (Software) 24 2,938
Xcel Energy, Inc. (Electric Utilities) 118 9,788
Xylem, Inc. (Machinery) 49 5,790
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 28 4,470
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 10 2,263
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 40 3,297
Zoetis, Inc. (Pharmaceuticals) 84 9,657
TOTAL COMMON STOCKS
  (Cost $3,749,547) 5,683,940

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Large-Cap Value ProFund
Repurchase Agreements
(b)
( 0 .2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $9,001 $ 9,000 $ 9,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,000) 9,000
Collateral for Securities Loaned
(c)
( 0 .1% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.66%
(d)
3,684 3,684
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $3,684) 3,684
TOTAL INVESTMENT SECURITIES
  (Cost $3,762,231)— 99.9% 5,696,624
Net other assets (liabilities) — 0 .1% 8,404
NET ASSETS — 100.0% $ 5,705,028
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2026. The total value of securities on loan as of April 30, 2026 was $3,629.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at April
30, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2026.
REIT
Real Estate Investment Trust
Large-Cap Value ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 84,346 1.5%
Air Freight & Logistics 41,619 0.7%
Automobile Components 2,591 NM
Automobiles 104,663 1.8%
Banks 306,475 5.4%
Beverages 93,130 1.6%
Biotechnology 111,311 2.0%
Broadline Retail 245,175 4.4%
Building Products 37,371 0.7%
Capital Markets 247,329 4.3%
Chemicals 130,488 2.3%
Commercial Services & Supplies 47,794 0.8%
Communications Equipment 51,997 0.9%
Construction Materials 31,142 0.5%
Consumer Finance 40,230 0.7%
Consumer Staples Distribution & Retail 241,581 4.2%
Containers & Packaging 20,393 0.4%
Distributors 4,282 0.1%
Diversified Telecommunication Services 76,944 1.3%
Electric Utilities 173,378 3.1%
Electrical Equipment 73,127 1.3%
Electronic Equipment, Instruments & Components 41,157 0.8%
Energy Equipment & Services 37,895 0.7%
Entertainment 60,873 1.1%
Financial Services 116,239 2.0%
Food Products 51,205 0.9%
Value
% of Net
Assets
Gas Utilities $ 6,269 0.1%
Ground Transportation 74,016 1.3%
Health Care Equipment & Supplies 109,056 1.9%
Health Care Providers & Services 183,909 3.3%
Health Care REITs 6,289 0.1%
Hotel & Resort REITs 2,705 NM
Hotels, Restaurants & Leisure 76,061 1.3%
Household Durables 31,130 0.5%
Household Products 95,658 1.7%
Independent Power/Renewable Electricity Producers 2,066 NM
Industrial Conglomerates 71,887 1.3%
Industrial REITs 26,416 0.5%
Insurance 175,751 3.1%
IT Services 56,648 1.0%
Leisure Products 2,588 NM
Life Sciences Tools & Services 88,289 1.5%
Machinery 123,169 2.1%
Media 34,026 0.6%
Metals & Mining 32,895 0.6%
Multi-Utilities 74,998 1.3%
Office REITs 3,050 0.1%
Oil, Gas & Consumable Fuels 393,967 6.9%
Passenger Airlines 18,443 0.3%
Personal Care Products 10,549 0.2%
Pharmaceuticals 167,507 2.9%
Professional Services 40,009 0.7%
Real Estate Management & Development 11,255 0.2%
Residential REITs 23,596 0.4%
Retail REITs 27,174 0.5%
Semiconductors & Semiconductor Equipment 262,255 4.6%
Software 167,005 3.0%
Specialized REITs 96,059 1.6%
Specialty Retail 135,102 2.4%
Technology Hardware, Storage & Peripherals 469,100 8.2%
Textiles, Apparel & Luxury Goods 16,355 0.3%
Tobacco 46,787 0.8%
Trading Companies & Distributors 25,585 0.4%
Water Utilities 5,008 0.1%
Wireless Telecommunication Services 18,573 0.3%
Other
**
21,088 0.4%
Total $ 5,705,028 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Materials UltraSector ProFund
Common Stocks (72.9%)
Shares Value
Air Products & Chemicals, Inc. (Chemicals) 4,110 $ 1,233,205
Albemarle Corp. (Chemicals) 3,777 742,936
Amcor plc (Containers & Packaging) 14,808 563,296
Avery Dennison Corp. (Containers & Packaging) 2,477 406,055
Ball Corp. (Containers & Packaging) 8,589 524,616
CF Industries Holdings, Inc. (Chemicals) 4,998 620,752
Corteva, Inc. (Chemicals) 14,516 1,175,941
CRH plc (Construction Materials) 10,975 1,299,659
Dow, Inc. (Chemicals) 22,996 931,108
DuPont de Nemours, Inc. (Chemicals) 13,113 598,740
Ecolab, Inc. (Chemicals) 4,121 1,073,933
Freeport-McMoRan, Inc. (Metals & Mining) 22,889 1,322,526
International Flavors & Fragrances, Inc. (Chemicals) 8,208 576,202
International Paper Co. (Containers & Packaging) 16,918 514,646
Linde PLC (Chemicals) 7,437 3,726,977
LyondellBasell Industries N.V. - Class A (Chemicals) 8,253 615,674
Martin Marietta Materials, Inc. (Construction Materials) 1,910 1,182,424
Newmont Corp. (Metals & Mining) 17,380 1,930,745
Nucor Corp. (Metals & Mining) 6,643 1,496,601
Packaging Corp. of America (Containers & Packaging) 2,864 611,321
PPG Industries, Inc. (Chemicals) 7,192 780,332
Smurfit WestRock PLC (Containers & Packaging) 16,742 642,725
Steel Dynamics, Inc. (Metals & Mining) 4,399 1,005,875
The Mosaic Co. (Chemicals) 10,173 236,726
The Sherwin-Williams Co. (Chemicals) 3,672 1,180,952
Common Stocks, continued
Shares Value
Vulcan Materials Co. (Construction Materials) 4,235 $ 1,277,869
TOTAL COMMON STOCKS
  (Cost $24,162,925) 26,271,836
Repurchase Agreements
(a)(b)
( 27.1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $9,787,951 $ 9,787,000 9,787,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,787,000) 9,787,000
TOTAL INVESTMENT SECURITIES
  (Cost $33,949,925)— 100.0% 36,058,836
Net other assets (liabilities) —  NM (7,047)
NET ASSETS — 100.0% $ 36,051,789
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $3,936,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
NM
Not meaningful, amount is less than 0.05%
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Materials Select Sector
Index Goldman Sachs International 5/26/26 4.39% $ 13,975,610 $ (110,734)
S&P Materials Select Sector
Index UBS AG 5/26/26 4.44% 13,865,136 (107,840)
$27,840,746 $(218,574)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Materials UltraSector ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Chemicals $ 13,493,478 37.5%
Construction Materials 3,759,952 10.4%
Containers & Packaging 3,262,659 9.0%
Metals & Mining 5,755,747 16.0%
Other
**
9,779,953 27.1%
Total $ 36,051,789 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Mid-Cap Growth ProFund
Common Stocks (99.4%)
Shares Value
AAON, Inc. (Building Products) 190 $ 17,728
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 53 4,524
Acuity, Inc. (Electrical Equipment) 58 16,807
Advanced Drainage Systems, Inc. (Building Products) 113 16,865
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 106 40,694
AECOM (Construction & Engineering) 159 13,372
AeroVironment, Inc.
*
(Aerospace & Defense) 89 17,357
Affiliated Managers Group, Inc. (Capital Markets) 78 22,984
Agree Realty Corp. (Retail REITs) 150 11,567
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 220 10,670
American Financial Group, Inc. (Insurance) 77 10,262
American Healthcare REIT, Inc. (Health Care REITs) 303 15,386
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 152 10,602
Antero Midstream Corp. (Oil, Gas & Consumable Fuels) 924 20,199
API Group Corp.
*
(Industrial Support Services) 1,071 48,966
Appfolio, Inc.
*
- Class A (Software) 68 11,362
Applied Industrial Technologies, Inc. (Trading
Companies & Distributors) 58 17,733
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 392 28,804
ATI, Inc.
*
(Metals & Mining) 379 58,919
Autoliv, Inc. (Automobile Components) 119 13,796
Avis Budget Group, Inc.
*
(Ground Transportation) 32 5,781
Belden, Inc. (Electronic Equipment, Instruments &
Components) 51 5,736
BellRing Brands, Inc.
*
(Personal Care Products) 135 2,403
Bentley Systems, Inc. - Class B (Software) 263 8,579
BILL Holdings, Inc.
*
(Software) 121 4,598
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 307 16,550
Bio-Rad Laboratories, Inc.
*
- Class A (Life Sciences
Tools & Services) 27 7,563
Blackbaud, Inc.
*
(Software) 51 1,896
Boyd Gaming Corp. (Hotels, Restaurants & Leisure) 161 13,999
Brixmor Property Group, Inc. (Retail REITs) 394 11,855
Bruker Corp. (Life Sciences Tools & Services) 166 6,094
Burlington Stores, Inc.
*
(Specialty Retail) 107 34,241
BWX Technologies, Inc. (Aerospace & Defense) 256 55,396
CACI International, Inc.
*
- Class A (Professional
Services) 62 32,211
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 160 3,122
CareTrust REIT, Inc. (Health Care REITs) 623 24,578
Carlisle Cos., Inc. (Building Products) 49 17,408
Carpenter Technology Corp. (Metals & Mining) 138 59,091
Cava Group, Inc.
*
(Leisure Facilities & Services) 118 11,022
Celsius Holdings, Inc.
*
(Beverages) 446 14,972
Chart Industries, Inc.
*
(Machinery) 124 25,780
Chemed Corp. (Health Care Providers & Services) 19 8,075
Chewy, Inc.
*
- Class A (Specialty Retail) 446 11,337
Choice Hotels International, Inc.
(a)
(Hotels, Restaurants
& Leisure) 33 3,270
Churchill Downs, Inc. (Hotels, Restaurants & Leisure) 185 18,683
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 80 13,046
Clean Harbors, Inc.
*
(Commercial Services & Supplies) 72 22,513
Coca-Cola Consolidated, Inc. (Beverages) 157 32,195
Cognex Corp. (Electronic Equipment, Instruments &
Components) 230 12,767
CommVault Systems, Inc.
*
(Software) 74 7,317
COPT Defense Properties (Office REITs) 132 4,125
Core & Main, Inc.
*
- Class A (Trading Companies &
Distributors) 232 11,686
Crane Co. (Machinery) 70 12,441
Crane NXT Co. (Electronic Equipment, Instruments &
Components) 60 2,681
Common Stocks, continued
Shares Value
Crocs, Inc.
*
(Textiles, Apparel & Luxury Goods) 59 $ 6,016
CubeSmart (Specialized REITs) 287 11,618
Cullen/Frost Bankers, Inc. (Banks) 88 12,754
Curtiss-Wright Corp. (Aerospace & Defense) 104 74,901
Cytokinetics, Inc.
*
(Biotechnology) 184 11,770
Dick's Sporting Goods, Inc. (Specialty Retail) 74 16,792
DigitalOcean Holdings, Inc.
*
(IT Services) 222 21,407
DocuSign, Inc.
*
(Software) 330 15,177
Dolby Laboratories, Inc. - Class A (Software) 76 4,875
Donaldson Co., Inc. (Machinery) 216 19,045
Doximity, Inc.
*
- Class A (Health Care Technology) 373 9,116
Dropbox, Inc.
*
- Class A (Software) 488 11,854
DT Midstream, Inc. (Oil, Gas & Consumable Fuels) 205 30,338
Duolingo, Inc.
*
(Diversified Consumer Services) 76 8,368
Dutch Bros, Inc.
*
(Leisure Facilities & Services) 199 11,445
Dycom Industries, Inc.
*
(Construction & Engineering) 83 34,370
Dynatrace, Inc.
*
(Software) 834 30,199
Eagle Materials, Inc. (Construction Materials) 45 9,455
East West Bancorp, Inc. (Banks) 196 24,788
EastGroup Properties, Inc. (Industrial REITs) 92 18,510
Elanco Animal Health, Inc.
*
(Pharmaceuticals) 1,387 31,027
elf Beauty, Inc.
*
(Personal Care Products) 111 7,101
Encompass Health Corp. (Health Care Providers &
Services) 280 28,000
EnerSys (Electrical Equipment) 104 22,179
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 170 24,035
EPR Properties (Specialized REITs) 111 6,195
Equitable Holdings, Inc. (Financial Services) 380 16,036
Equity LifeStyle Properties, Inc. (Residential REITs) 275 17,405
Esab Corp. (Machinery) 70 6,879
Essent Group, Ltd. (Financial Services) 113 6,839
Evercore, Inc. (Capital Markets) 67 21,526
Exelixis, Inc.
*
(Biotechnology) 725 32,234
ExlService Holdings, Inc.
*
(Professional Services) 439 13,995
Exponent, Inc. (Professional Services) 73 4,883
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 100 68,347
Federated Hermes, Inc. - Class B (Capital Markets) 206 11,967
First Financial Bankshares, Inc. (Banks) 153 4,937
First Industrial Realty Trust, Inc. (Industrial REITs) 369 22,882
FirstCash Holdings, Inc. (Consumer Finance) 109 23,786
Five Below, Inc.
*
(Specialty Retail) 153 36,056
Flex, Ltd.
*
(Electronic Equipment, Instruments &
Components) 1,026 93,931
Flowserve Corp. (Machinery) 354 26,069
Fortune Brands Innovations, Inc. (Building Products) 192 7,784
FTI Consulting, Inc.
*
(Professional Services) 33 5,917
Gaming and Leisure Properties, Inc. (Specialized REITs) 356 17,252
GATX Corp. (Trading Companies & Distributors) 58 11,363
Genpact, Ltd. (Professional Services) 208 7,228
Gentex Corp. (Automobile Components) 246 5,685
Globus Medical, Inc.
*
(Health Care Equipment &
Supplies) 311 28,046
Graco, Inc. (Machinery) 236 18,944
Graham Holdings Co. - Class B (Diversified Consumer
Services) 4 4,490
Grand Canyon Education, Inc.
*
(Diversified Consumer
Services) 77 13,018
Guidewire Software, Inc.
*
(Software) 237 32,798
H&R Block, Inc. (Diversified Consumer Services) 185 5,870
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 78 4,687
Halozyme Therapeutics, Inc.
*
(Biotechnology) 329 20,944
Hamilton Lane, Inc. - Class A (Capital Markets) 62 5,703
HealthEquity, Inc.
*
(Health Care Providers & Services) 238 19,523
Hecla Mining Co. (Metals & Mining) 1,871 33,715

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Mid-Cap Growth ProFund
Common Stocks, continued
Shares Value
Hexcel Corp. (Aerospace & Defense) 212 $ 19,900
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 168 7,891
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 582 15,813
Houlihan Lokey, Inc. (Capital Markets) 80 12,380
Hyatt Hotels Corp. - Class A (Hotels, Restaurants &
Leisure) 79 13,238
IDACORP, Inc. (Electric Utilities) 78 11,524
Illumina, Inc.
*
(Life Sciences Tools & Services) 230 29,150
InterDigital, Inc. (Software) 72 21,352
International Bancshares Corp. (Banks) 71 5,094
ITT, Inc. (Machinery) 241 51,655
Jazz Pharmaceuticals PLC
*
(Pharmaceuticals) 170 34,514
Kinsale Capital Group, Inc. (Insurance) 62 20,064
Kirby Corp.
*
(Marine Transportation) 70 10,538
Knife River Corp.
*
(Construction Materials) 63 5,831
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 515 32,471
Lamar Advertising Co. - Class A (Specialized REITs) 145 19,987
Lancaster Colony Corp. (Food Products) 27 3,518
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 127 10,747
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 225 27,513
Lincoln Electric Holdings, Inc. (Machinery) 105 27,825
Littelfuse, Inc. (Electronic Equipment, Instruments &
Components) 29 11,721
LivaNova PLC
*
(Health Care Equipment & Supplies) 152 9,135
MACOM Technology Solutions Holdings, Inc.
*
(Semiconductors & Semiconductor Equipment) 181 50,972
Manhattan Associates, Inc.
*
(Software) 101 13,927
Masimo Corp.
*
(Health Care Equipment & Supplies) 73 13,025
MasTec, Inc.
*
(Construction & Engineering) 172 67,777
Mattel, Inc.
*
(Leisure Products) 347 5,233
Maximus, Inc. (Professional Services) 82 5,381
Medpace Holdings, Inc.
*
(Life Sciences Tools &
Services) 63 26,376
MGIC Investment Corp. (Financial Services) 313 8,288
MKS, Inc. (Semiconductors & Semiconductor
Equipment) 132 37,455
Moog, Inc. - Class A (Aerospace & Defense) 79 23,803
Morningstar, Inc. (Capital Markets) 31 5,230
MP Materials Corp.
*
(Metals & Mining) 221 14,595
MSA Safety, Inc. (Commercial Services & Supplies) 61 10,150
MSC Industrial Direct Co., Inc. (Trading Companies &
Distributors) 54 5,523
Mueller Industries, Inc. (Machinery) 223 30,201
National Fuel Gas Co. (Gas Utilities) 164 13,838
National Storage Affiliates Trust (Specialized REITs) 83 3,532
Neurocrine Biosciences, Inc.
*
(Biotechnology) 280 36,868
NewMarket Corp. (Chemicals) 22 14,864
Nexstar Media Group, Inc. (Media) 44 9,158
Nextpower, Inc.
*
- Class A (Electrical Equipment) 270 32,165
NNN REIT, Inc. (Retail REITs) 229 10,028
NorthWestern Energy Group, Inc. (Multi-Utilities) 75 5,426
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 47 6,088
Nutanix, Inc.
*
- Class A (Software) 453 18,523
nVent Electric PLC (Electrical Equipment) 451 64,448
Okta, Inc.
*
(IT Services) 473 34,837
Old Republic International Corp. (Insurance) 331 13,223
Ollie's Bargain Outlet Holdings, Inc.
*
(Broadline Retail) 172 14,880
Omega Healthcare Investors, Inc. (Health Care REITs) 446 20,949
Common Stocks, continued
Shares Value
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 67 $ 19,769
Option Care Health, Inc.
*
(Health Care Providers &
Services) 443 9,006
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 170 19,533
Oshkosh Corp. (Machinery) 80 12,504
Parsons Corp.
*
(Professional Services) 98 4,940
Paylocity Holding Corp.
*
(Professional Services) 122 12,870
Pegasystems, Inc. (Software) 256 9,357
Penumbra, Inc.
*
(Health Care Equipment & Supplies) 110 35,913
Pinterest, Inc.
*
- Class A (Interactive Media & Services) 1,110 21,823
Planet Fitness, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 231 15,401
Primerica, Inc. (Insurance) 52 14,626
Pure Storage, Inc.
*
- Class A (Technology Hardware,
Storage & Peripherals) 875 62,519
Qualys, Inc.
*
(Software) 100 8,693
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 300 34,533
Rb Global, Inc. (Commercial Services & Supplies) 519 54,131
RBC Bearings, Inc.
*
(Machinery) 88 52,719
RenaissanceRe Holdings, Ltd. (Insurance) 64 19,646
Repligen Corp.
*
(Life Sciences Tools & Services) 80 9,465
Roivant Sciences, Ltd.
*
(Biotechnology) 730 20,827
Royal Gold, Inc. (Metals & Mining) 226 52,744
RPM International, Inc. (Chemicals) 147 14,978
Ryan Specialty Holdings, Inc. (Insurance) 210 7,302
Sabra Health Care REIT, Inc. (Health Care REITs) 705 14,565
SEI Investments Co. (Capital Markets) 153 13,874
Service Corp. International (Diversified Consumer
Services) 207 16,773
Shift4 Payments, Inc.
*(a)
- Class A (Financial Services) 123 5,446
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 49 10,667
Simpson Manufacturing Co., Inc. (Building Products) 57 10,872
SiTime Corp.
*
(Semiconductors & Semiconductor
Equipment) 62 34,853
SLM Corp. (Consumer Finance) 306 7,062
Solstice Advanced Materials, Inc. (Chemicals) 234 19,176
Sotera Health Co.
*
(Life Sciences Tools & Services) 649 10,098
Spire, Inc. (Gas Utilities) 71 6,474
Sprouts Farmers Market, Inc.
*
(Consumer Staples
Distribution & Retail) 110 9,004
SPX Technologies, Inc.
*
(Machinery) 138 30,210
STAG Industrial, Inc. (Industrial REITs) 326 12,577
STANDARDAERO INC
*
(Aerospace & Defense) 329 8,179
Sterling Infrastructure, Inc.
*
(Construction &
Engineering) 85 43,828
Stifel Financial Corp. (Capital Markets) 234 18,442
Talen Energy Corp.
*
(Electric Utilities) 126 46,924
TechnipFMC PLC (Energy Equipment & Services) 1,129 85,319
Tempur Sealy International, Inc. (Household Durables) 586 44,454
Tenet Healthcare Corp.
*
(Health Care Providers &
Services) 246 43,572
Tetra Tech, Inc. (Commercial Services & Supplies) 728 23,529
Texas Capital Bancshares, Inc. (Banks) 61 6,143
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure) 185 29,782
The Brink's Co. (Commercial Services & Supplies) 82 8,754
The Carlyle Group, Inc. (Capital Markets) 283 14,170
The Ensign Group, Inc. (Health Care Providers &
Services) 161 30,057
The Hanover Insurance Group, Inc. (Insurance) 43 8,071
The New York Times Co. - Class A (Media) 452 35,721
TopBuild Corp.
*
(Household Durables) 77 34,088

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Mid-Cap Growth ProFund
Common Stocks, continued
Shares Value
TransUnion (Professional Services) 278 $ 19,738
Travel + Leisure Co. (Hotels, Restaurants & Leisure) 180 11,639
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 288 45,567
Twilio, Inc.
*
- Class A (Software) 422 62,481
TXNM Energy, Inc. (Electric Utilities) 113 6,674
UiPath, Inc.
*
- Class A (Software) 908 9,352
UL Solutions, Inc. - Class A (Professional Services) 216 19,546
United Therapeutics Corp.
*
(Biotechnology) 120 68,562
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 55 4,790
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) 49 6,232
Valaris, Ltd.
*
(Energy Equipment & Services) 180 18,356
Valmont Industries, Inc. (Construction & Engineering) 32 16,257
Valvoline, Inc.
*
(Specialty Retail) 356 11,830
Vicor Corp.
*
(Electrical Equipment) 64 17,233
Vontier Corp. (Electronic Equipment, Instruments &
Components) 174 6,243
Warner Music Group Corp. - Class A (Entertainment) 219 6,191
Watts Water Technologies, Inc. - Class A (Machinery) 76 22,812
Weatherford International PLC (Energy Equipment &
Services) 83 9,159
WEX, Inc.
*
(Financial Services) 57 8,569
Wingstop, Inc. (Hotels, Restaurants & Leisure) 77 12,633
Woodward, Inc. (Aerospace & Defense) 167 60,619
WP Carey, Inc. (Equity REIT - Diversified) 323 23,556
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants &
Leisure) 113 9,196
XPO, Inc.
*
(Ground Transportation) 327 71,983
YETI Holdings, Inc.
*
(Leisure Products) 127 5,011
TOTAL COMMON STOCKS
  (Cost $3,148,603) 4,852,518
Repurchase Agreements
(b)
( NM )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%, dated 4/30/26, due 5/1/26, total to be
received $2,000 $ 2,000 2,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,000) 2,000
Collateral for Securities Loaned
(c)
( 0.2% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.66%
(d)
8,883 8,883
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $8,883) 8,883
TOTAL INVESTMENT SECURITIES
  (Cost $3,159,486)— 99.6% 4,863,401
Net other assets (liabilities) —  0.4% 20,094
NET ASSETS — 100.0% $ 4,883,495
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2026. The total value of securities on loan as of April 30, 2026 was $8,065.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at April
30, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2026.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust
Mid-Cap Growth ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 292,626 6.1%
Automobile Components 19,481 0.4%
Banks 53,716 1.1%
Beverages 47,167 0.9%
Biotechnology 236,559 4.8%
Broadline Retail 14,880 0.3%
Building Products 70,657 1.4%
Capital Markets 126,276 2.7%
Chemicals 49,018 1.0%
Commercial Services & Supplies 119,077 2.4%
Construction & Engineering 175,604 3.6%
Construction Materials 15,286 0.3%
Consumer Finance 30,848 0.6%
Consumer Staples Distribution & Retail 9,004 0.2%
Diversified Consumer Services 48,519 1.0%
Electric Utilities 65,122 1.4%
Electrical Equipment 152,832 3.1%
Electronic Equipment, Instruments & Components 293,775 5.9%
Energy Equipment & Services 112,834 2.3%
Entertainment 6,191 0.1%
Equity REIT - Diversified 23,556 0.5%
Financial Services 45,178 0.9%
Food Products 3,518 0.1%
Gas Utilities 20,312 0.4%
Ground Transportation 77,764 1.6%
Health Care Equipment & Supplies 101,553 2.1%
Health Care Providers & Services 154,046 3.2%
Health Care REITs 75,478 1.5%
Health Care Technology 9,116 0.2%
Hotels, Restaurants & Leisure 141,964 2.8%
Household Durables 78,542 1.6%
Independent Power/Renewable Electricity Producers 19,533 0.4%
Industrial REITs 53,969 1.1%
Industrial Support Services 48,966 1.0%
Insurance 93,194 1.9%
Interactive Media & Services 21,823 0.4%
IT Services 56,244 1.2%
Leisure Facilities & Services 22,467 0.5%
Leisure Products 10,244 0.2%
Life Sciences Tools & Services 88,746 1.8%
Machinery 337,084 7.0%
Marine Transportation 10,538 0.2%
Media 44,879 1.0%
Metals & Mining 219,064 4.5%

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Mid-Cap Growth ProFund
Value
% of Net
Assets
Multi-Utilities $ 5,426 0.1%
Office REITs 4,125 0.1%
Oil, Gas & Consumable Fuels 50,537 1.0%
Personal Care Products 9,504 0.2%
Pharmaceuticals 65,541 1.3%
Professional Services 126,709 2.6%
Residential REITs 17,405 0.4%
Retail REITs 33,450 0.7%
Semiconductors & Semiconductor Equipment 278,905 5.7%
Software 272,340 5.6%
Specialized REITs 58,584 1.2%
Specialty Retail 114,780 2.4%
Technology Hardware, Storage & Peripherals 62,519 1.3%
Textiles, Apparel & Luxury Goods 9,138 0.2%
Trading Companies & Distributors 46,305 0.9%
Other
**
30,977 0.6%
Total $ 4,883,495 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Mid-Cap ProFund
Common Stocks (70.7%)
Shares Value
AAON, Inc. (Building Products) 130 $ 12,130
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 88 7,511
Acuity, Inc. (Electrical Equipment) 58 16,807
Advanced Drainage Systems, Inc. (Building Products) 137 20,447
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 72 27,642
AECOM (Construction & Engineering) 248 20,857
AeroVironment, Inc.
*
(Aerospace & Defense) 61 11,896
Affiliated Managers Group, Inc. (Capital Markets) 54 15,912
AGCO Corp. (Machinery) 115 13,917
Agree Realty Corp. (Retail REITs) 230 17,735
Alaska Air Group, Inc.
*
(Passenger Airlines) 220 8,604
Albertsons Cos., Inc. - Class A (Consumer Staples
Distribution & Retail) 709 11,947
Alcoa Corp. (Metals & Mining) 496 31,640
Allegro MicroSystems , Inc.
*
(Semiconductors &
Semiconductor Equipment) 238 11,543
Ally Financial, Inc. (Consumer Finance) 538 23,882
American Airlines Group, Inc.
*
(Passenger Airlines) 1,265 14,813
American Financial Group, Inc. (Insurance) 133 17,725
American Healthcare REIT, Inc. (Health Care REITs) 340 17,265
American Homes 4 Rent - Class A (Residential REITs) 625 19,900
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 218 15,206
Annaly Capital Management, Inc. (Mortgage REITs) 1,376 31,511
Antero Midstream Corp. (Oil, Gas & Consumable Fuels) 634 13,859
Antero Resources Corp.
*
(Oil, Gas & Consumable Fuels) 562 22,064
API Group Corp.
*
(Industrial Support Services) 735 33,604
Appfolio , Inc.
*
- Class A (Software) 47 7,853
Applied Industrial Technologies, Inc. (Trading
Companies & Distributors) 71 21,708
AptarGroup, Inc. (Containers & Packaging) 123 15,213
Aramark (Hotels, Restaurants & Leisure) 504 23,028
Arrow Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 98 18,407
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 268 19,693
Ashland, Inc. (Chemicals) 88 4,687
Associated Banc-Corp. (Banks) 313 8,814
ATI, Inc.
*
(Metals & Mining) 260 40,419
Autoliv, Inc. (Automobile Components) 132 15,303
AutoNation, Inc.
*
(Specialty Retail) 50 10,619
Avantor, Inc.
*
(Life Sciences Tools & Services) 1,307 10,587
Avient Corp. (Chemicals) 175 6,489
Avis Budget Group, Inc.
*
(Ground Transportation) 32 5,781
Avnet, Inc. (Electronic Equipment, Instruments &
Components) 157 12,954
Axalta Coating Systems, Ltd.
*
(Chemicals) 409 11,632
Bank OZK (Banks) 199 9,584
Bath & Body Works, Inc. (Retail - Discretionary) 392 7,620
Belden, Inc. (Electronic Equipment, Instruments &
Components) 75 8,436
BellRing Brands, Inc.
*
(Personal Care Products) 225 4,005
Bentley Systems, Inc. - Class B (Software) 285 9,297
BILL Holdings, Inc.
*
(Software) 169 6,422
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 368 19,839
Bio-Rad Laboratories, Inc.
*
- Class A (Life Sciences
Tools & Services) 35 9,804
BJ's Wholesale Club Holdings, Inc.
*
(Consumer Staples
Distribution & Retail) 251 23,566
Black Hills Corp. (Multi-Utilities) 145 10,917
Blackbaud, Inc.
*
(Software) 69 2,565
Booz Allen Hamilton Holding Corporation (Professional
Services) 231 17,965
BorgWarner, Inc. (Automobile Components) 397 22,616
Boyd Gaming Corp. (Hotels, Restaurants & Leisure) 111 9,651
Brighthouse Financial, Inc.
*
(Insurance) 110 6,849
Brixmor Property Group, Inc. (Retail REITs) 587 17,663
Common Stocks, continued
Shares Value
Bruker Corp. (Life Sciences Tools & Services) 213 $ 7,819
Brunswick Corp. (Leisure Products) 125 9,930
Burlington Stores, Inc.
*
(Specialty Retail) 119 38,081
BWX Technologies, Inc. (Aerospace & Defense) 175 37,868
Cabot Corp. (Chemicals) 100 7,696
CACI International, Inc.
*
- Class A (Professional
Services) 42 21,821
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 228 4,448
CareTrust REIT, Inc. (Health Care REITs) 428 16,885
Carlisle Cos., Inc. (Building Products) 78 27,711
Carpenter Technology Corp. (Metals & Mining) 95 40,678
Cava Group, Inc.
*
(Leisure Facilities & Services) 191 17,841
Celsius Holdings, Inc.
*
(Beverages) 306 10,272
Chart Industries, Inc.
*
(Machinery) 86 17,879
Chemed Corp. (Health Care Providers & Services) 27 11,474
Chewy, Inc.
*
- Class A (Specialty Retail) 457 11,617
Choice Hotels International, Inc.
(a)
(Hotels, Restaurants
& Leisure) 40 3,963
Chord Energy Corp. (Oil, Gas & Consumable Fuels) 109 15,870
Churchill Downs, Inc. (Hotels, Restaurants & Leisure) 127 12,826
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 98 15,982
Clean Harbors, Inc.
*
(Commercial Services & Supplies) 96 30,017
Cleveland-Cliffs, Inc.
*
(Metals & Mining) 1,093 11,149
CNH Industrial N.V. (Machinery) 1,695 18,153
CNO Financial Group, Inc. (Insurance) 181 8,045
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 273 10,622
Coca-Cola Consolidated, Inc. (Beverages) 108 22,148
Cognex Corp. (Electronic Equipment, Instruments &
Components) 317 17,597
Columbia Banking System, Inc. (Banks) 566 16,754
Columbia Sportswear Co. (Textiles, Apparel & Luxury
Goods) 49 2,985
Commerce Bancshares, Inc. (Banks) 263 13,684
Commercial Metals Co. (Metals & Mining) 212 14,620
CommVault Systems, Inc.
*
(Software) 84 8,306
Concentrix Corp. (Professional Services) 84 2,001
COPT Defense Properties (Office REITs) 216 6,750
Core & Main, Inc.
*
- Class A (Trading Companies &
Distributors) 362 18,234
Corebridge Financial, Inc (Financial Services) 489 13,467
Coty, Inc.
*
- Class A (Personal Care Products) 708 1,742
Cousins Properties, Inc. (Office REITs) 322 8,246
Crane Co. (Machinery) 94 16,707
Crane NXT Co. (Electronic Equipment, Instruments &
Components) 95 4,245
Crocs, Inc.
*
(Textiles, Apparel & Luxury Goods) 96 9,790
Crown Holdings, Inc. (Containers & Packaging) 215 21,138
CubeSmart (Specialized REITs) 437 17,690
Cullen/Frost Bankers, Inc. (Banks) 121 17,537
Curtiss-Wright Corp. (Aerospace & Defense) 71 51,134
Cytokinetics, Inc.
*
(Biotechnology) 234 14,969
Darling Ingredients, Inc.
*
(Food Products) 303 19,461
DENTSPLY SIRONA, Inc. (Health Care Equipment &
Supplies) 382 4,489
Dick's Sporting Goods, Inc. (Specialty Retail) 127 28,819
DigitalOcean Holdings, Inc.
*
(IT Services) 152 14,657
DocuSign, Inc.
*
(Software) 384 17,660
Dolby Laboratories, Inc. - Class A (Software) 117 7,504
Donaldson Co., Inc. (Machinery) 221 19,486
Doximity, Inc.
*
- Class A (Health Care Technology) 256 6,257
Dropbox, Inc.
*
- Class A (Software) 334 8,113
DT Midstream, Inc. (Oil, Gas & Consumable Fuels) 195 28,858
Duolingo, Inc.
*
(Diversified Consumer Services) 77 8,478
Dutch Bros, Inc.
*
(Leisure Facilities & Services) 243 13,975
Dycom Industries, Inc.
*
(Construction & Engineering) 57 23,604

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Mid-Cap ProFund
Common Stocks, continued
Shares Value
Dynatrace, Inc.
*
(Software) 571 $ 20,676
Eagle Materials, Inc. (Construction Materials) 60 12,607
East West Bancorp, Inc. (Banks) 264 33,387
EastGroup Properties, Inc. (Industrial REITs) 102 20,523
Elanco Animal Health, Inc.
*
(Pharmaceuticals) 952 21,296
elf Beauty, Inc.
*
(Personal Care Products) 113 7,228
Encompass Health Corp. (Health Care Providers &
Services) 193 19,300
EnerSys (Electrical Equipment) 71 15,141
Entegris , Inc. (Semiconductors & Semiconductor
Equipment) 291 41,141
Envista Holdings Corp.
*
(Health Care Equipment &
Supplies) 314 8,145
EPR Properties (Specialized REITs) 146 8,148
Equitable Holdings, Inc. (Financial Services) 543 22,914
Equity LifeStyle Properties, Inc. (Residential REITs) 371 23,480
Esab Corp. (Machinery) 109 10,711
Essent Group, Ltd. (Financial Services) 183 11,075
Essential Utilities, Inc. (Water Utilities) 542 20,704
Euronet Worldwide, Inc.
*
(Financial Services) 75 5,429
Evercore, Inc. (Capital Markets) 74 23,775
Exelixis , Inc.
*
(Biotechnology) 498 22,141
ExlService Holdings, Inc.
*
(Professional Services) 301 9,596
Exponent, Inc. (Professional Services) 96 6,421
F.N.B. Corp. (Banks) 685 12,227
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 69 47,159
Federated Hermes, Inc. - Class B (Capital Markets) 142 8,249
Fidelity National Financial, Inc. (Insurance) 489 25,575
First American Financial Corp. (Insurance) 195 13,675
First Financial Bankshares , Inc. (Banks) 250 8,068
First Horizon Corp. (Banks) 929 23,188
First Industrial Realty Trust, Inc. (Industrial REITs) 254 15,751
FirstCash Holdings, Inc. (Consumer Finance) 74 16,148
Five Below, Inc.
*
(Specialty Retail) 106 24,980
Flex, Ltd.
*
(Electronic Equipment, Instruments &
Components) 704 64,451
Floor & Decor Holdings, Inc.
*
- Class A (Specialty
Retail) 206 9,970
Flowers Foods, Inc. (Food Products) 405 3,669
Flowserve Corp. (Machinery) 243 17,895
Fluor Corp.
*
(Construction & Engineering) 309 16,485
Fortune Brands Innovations, Inc. (Building Products) 230 9,324
FTI Consulting, Inc.
*
(Professional Services) 58 10,399
GameStop Corp.
*
- Class A (Specialty Retail) 790 19,711
Gaming and Leisure Properties, Inc. (Specialized REITs) 542 26,265
GATX Corp. (Trading Companies & Distributors) 68 13,323
Genpact, Ltd. (Professional Services) 304 10,564
Gentex Corp. (Automobile Components) 419 9,683
Glacier Bancorp, Inc. (Banks) 247 12,115
Globus Medical, Inc.
*
(Health Care Equipment &
Supplies) 213 19,208
Graco, Inc. (Machinery) 318 25,526
Graham Holdings Co. - Class B (Diversified Consumer
Services) 7 7,858
Grand Canyon Education, Inc.
*
(Diversified Consumer
Services) 53 8,961
Graphic Packaging Holding Co. (Containers &
Packaging) 565 5,384
Greif, Inc. - Class A (Containers & Packaging) 47 3,066
Guidewire Software, Inc.
*
(Software) 163 22,558
GXO Logistics, Inc.
*
(Air Freight & Logistics) 219 12,511
H&R Block, Inc. (Diversified Consumer Services) 243 7,710
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 89 5,348
Common Stocks, continued
Shares Value
Halozyme Therapeutics, Inc.
*
(Biotechnology) 225 $ 14,324
Hamilton Lane, Inc. - Class A (Capital Markets) 78 7,175
Hancock Whitney Corp. (Banks) 158 10,667
Harley-Davidson, Inc. (Automobiles) 226 5,399
Healthcare Realty Trust, Inc. (Health Care REITs) 668 12,492
HealthEquity, Inc.
*
(Health Care Providers & Services) 164 13,453
Hecla Mining Co. (Metals & Mining) 1,284 23,138
Hexcel Corp. (Aerospace & Defense) 145 13,611
HF Sinclair Corp. (Oil, Gas & Consumable Fuels) 300 20,163
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 115 5,402
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 399 10,841
Home BancShares , Inc. (Banks) 351 9,431
Houlihan Lokey, Inc. (Capital Markets) 104 16,094
Hyatt Hotels Corp. - Class A (Hotels, Restaurants &
Leisure) 79 13,238
IDACORP, Inc. (Electric Utilities) 104 15,365
Illumina, Inc.
*
(Life Sciences Tools & Services) 293 37,135
Independence Realty Trust, Inc. (Residential REITs) 454 7,405
Ingredion, Inc. (Food Products) 121 13,521
InterDigital , Inc. (Software) 49 14,531
International Bancshares Corp. (Banks) 104 7,461
IPG Photonics Corp.
*
(Electronic Equipment,
Instruments & Components) 48 5,708
ITT, Inc. (Machinery) 165 35,367
Janus Henderson Group PLC (Capital Markets) 236 12,180
Jazz Pharmaceuticals PLC
*
(Pharmaceuticals) 116 23,551
Jefferies Financial Group, Inc. (Capital Markets) 317 15,286
Jones Lang LaSalle, Inc.
*
(Real Estate Management &
Development) 90 28,632
KB Home (Household Durables) 121 6,412
KBR, Inc. (Professional Services) 243 9,110
Kilroy Realty Corp. (Office REITs) 209 6,951
Kinsale Capital Group, Inc. (Insurance) 42 13,592
Kirby Corp.
*
(Marine Transportation) 104 15,656
Kite Realty Group Trust (Retail REITs) 415 10,856
Knife River Corp.
*
(Construction Materials) 109 10,088
Knight-Swift Transportation Holdings, Inc. (Ground
Transportation) 311 20,184
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 354 22,320
Kyndryl Holdings, Inc.
*
(IT Services) 438 6,053
Lamar Advertising Co. - Class A (Specialized REITs) 166 22,881
Lancaster Colony Corp. (Food Products) 39 5,081
Landstar System, Inc. (Ground Transportation) 65 11,965
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 127 10,747
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 262 32,037
Lear Corp. (Automobile Components) 97 12,332
Lincoln Electric Holdings, Inc. (Machinery) 105 27,825
Lithia Motors, Inc. - Class A (Specialty Retail) 46 13,346
Littelfuse , Inc. (Electronic Equipment, Instruments &
Components) 48 19,400
LivaNova PLC
*
(Health Care Equipment & Supplies) 105 6,311
Louisiana-Pacific Corp. (Paper & Forest Products) 121 8,735
MACOM Technology Solutions Holdings, Inc.
*
(Semiconductors & Semiconductor Equipment) 124 34,920
Macy's, Inc. (Broadline Retail) 509 9,951
Manhattan Associates, Inc.
*
(Software) 115 15,857
Maplebear , Inc.
*
(Consumer Staples Distribution &
Retail) 352 14,907
Masimo Corp.
*
(Health Care Equipment & Supplies) 87 15,523
MasTec , Inc.
*
(Construction & Engineering) 118 46,497

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Mid-Cap ProFund
Common Stocks, continued
Shares Value
Matador Resources Co. (Oil, Gas & Consumable Fuels) 224 $ 14,211
Mattel, Inc.
*
(Leisure Products) 595 8,973
Maximus, Inc. (Professional Services) 105 6,890
Medpace Holdings, Inc.
*
(Life Sciences Tools &
Services) 43 18,002
MGIC Investment Corp. (Financial Services) 420 11,122
MKS, Inc. (Semiconductors & Semiconductor
Equipment) 129 36,603
Moog, Inc. - Class A (Aerospace & Defense) 54 16,271
Morningstar, Inc. (Capital Markets) 44 7,423
MP Materials Corp.
*
(Metals & Mining) 258 17,038
MSA Safety, Inc. (Commercial Services & Supplies) 70 11,647
MSC Industrial Direct Co., Inc. (Trading Companies &
Distributors) 88 9,000
Mueller Industries, Inc. (Machinery) 213 28,847
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 257 10,732
Murphy USA, Inc. (Specialty Retail) 32 18,816
National Fuel Gas Co. (Gas Utilities) 182 15,358
National Storage Affiliates Trust (Specialized REITs) 136 5,788
Neurocrine Biosciences, Inc.
*
(Biotechnology) 192 25,280
New Jersey Resources Corp. (Gas Utilities) 193 10,868
New York Community Bancorp, Inc. (Banks) 574 8,019
NewMarket Corp. (Chemicals) 15 10,134
Nexstar Media Group, Inc. (Media) 55 11,448
Nextpower , Inc.
*
- Class A (Electrical Equipment) 284 33,833
NNN REIT, Inc. (Retail REITs) 364 15,940
NorthWestern Energy Group, Inc. (Multi-Utilities) 118 8,536
NOV, Inc. (Energy Equipment & Services) 691 14,138
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 69 8,938
Nutanix, Inc.
*
- Class A (Software) 518 21,181
nVent Electric PLC (Electrical Equipment) 309 44,155
OGE Energy Corp. (Electric Utilities) 394 19,227
Okta, Inc.
*
(IT Services) 325 23,937
Old National Bancorp (Banks) 664 15,916
Old Republic International Corp. (Insurance) 436 17,418
Olin Corp. (Chemicals) 218 6,209
Ollie's Bargain Outlet Holdings, Inc.
*
(Broadline Retail) 118 10,208
Omega Healthcare Investors, Inc. (Health Care REITs) 566 26,584
ONE Gas, Inc. (Gas Utilities) 115 10,260
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 95 28,031
Option Care Health, Inc.
*
(Health Care Providers &
Services) 304 6,180
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 116 13,328
Oshkosh Corp. (Machinery) 121 18,912
Ovintiv , Inc. (Oil, Gas & Consumable Fuels) 532 32,746
Owens Corning (Building Products) 157 19,364
Park Hotels & Resorts, Inc. (Hotel & Resort REITs) 383 4,393
Parsons Corp.
*
(Professional Services) 101 5,091
Paylocity Holding Corp.
*
(Professional Services) 84 8,861
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 159 6,894
Pegasystems, Inc. (Software) 175 6,396
Penske Automotive Group, Inc. (Specialty Retail) 35 6,003
Penumbra, Inc.
*
(Health Care Equipment & Supplies) 75 24,486
Performance Food Group Co.
*
(Consumer Staples
Distribution & Retail) 301 27,259
Permian Resources Corp. (Oil, Gas & Consumable
Fuels) 1,418 30,658
Pilgrim's Pride Corp. (Food Products) 82 2,714
Pinnacle Financial Partners, Inc. (Banks) 288 28,494
Pinterest, Inc.
*
- Class A (Interactive Media & Services) 1,122 22,059
Common Stocks, continued
Shares Value
Planet Fitness, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 159 $ 10,601
Polaris, Inc. (Leisure Products) 102 6,760
Portland General Electric Co. (Electric Utilities) 216 11,217
Post Holdings, Inc.
*
(Food Products) 81 8,485
Primerica, Inc. (Insurance) 61 17,157
Prosperity Bancshares, Inc. (Banks) 194 13,512
Pure Storage, Inc.
*
- Class A (Technology Hardware,
Storage & Peripherals) 601 42,941
PVH Corp. (Textiles, Apparel & Luxury Goods) 88 8,047
Qualys, Inc.
*
(Software) 69 5,998
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 206 23,713
Range Resources Corp. (Oil, Gas & Consumable Fuels) 454 19,749
Rayonier, Inc. (Specialized REITs) 533 11,305
Rb Global, Inc. (Commercial Services & Supplies) 356 37,131
RBC Bearings, Inc.
*
(Machinery) 61 36,545
Regal Rexnord Corp. (Electrical Equipment) 127 27,309
Reinsurance Group of America, Inc. (Insurance) 126 26,643
Reliance, Inc. (Metals & Mining) 100 36,250
RenaissanceRe Holdings, Ltd. (Insurance) 83 25,479
Repligen Corp.
*
(Life Sciences Tools & Services) 101 11,949
Rexford Industrial Realty, Inc. (Industrial REITs) 441 15,827
RH
*
(Specialty Retail) 30 3,959
RLI Corp. (Insurance) 176 9,112
Roivant Sciences, Ltd.
*
(Biotechnology) 864 24,650
Royal Gold, Inc. (Metals & Mining) 155 36,174
RPM International, Inc. (Chemicals) 245 24,963
Ryan Specialty Holdings, Inc. (Insurance) 219 7,615
Ryder System, Inc. (Ground Transportation) 76 19,287
Sabra Health Care REIT, Inc. (Health Care REITs) 483 9,979
Saia, Inc.
*
(Ground Transportation) 51 22,890
Science Applications International Corp. (Professional
Services) 86 8,322
SEI Investments Co. (Capital Markets) 178 16,141
Selective Insurance Group, Inc. (Insurance) 115 9,654
Sensata Technologies Holding PLC (Electrical
Equipment) 279 11,618
Service Corp. International (Diversified Consumer
Services) 267 21,634
Shift4 Payments, Inc.
*(a)
- Class A (Financial Services) 129 5,712
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 63 13,715
Siligan Holdings, Inc. (Containers & Packaging) 168 6,812
Simpson Manufacturing Co., Inc. (Building Products) 79 15,068
SiTime Corp.
*
(Semiconductors & Semiconductor
Equipment) 42 23,610
SLM Corp. (Consumer Finance) 382 8,817
Solstice Advanced Materials, Inc. (Chemicals) 304 24,913
Sonoco Products Co. (Containers & Packaging) 189 9,442
Sotera Health Co.
*
(Life Sciences Tools & Services) 446 6,940
SouthState Bank Corp. (Banks) 190 18,557
Southwest Gas Holdings, Inc. (Gas Utilities) 123 11,568
Spire, Inc. (Gas Utilities) 113 10,303
Sprouts Farmers Market, Inc.
*
(Consumer Staples
Distribution & Retail) 187 15,306
SPX Technologies, Inc.
*
(Machinery) 95 20,796
STAG Industrial, Inc. (Industrial REITs) 366 14,120
STANDARDAERO INC
*
(Aerospace & Defense) 363 9,024
Starwood Property Trust, Inc. (Mortgage REITs) 667 12,246
Sterling Infrastructure, Inc.
*
(Construction &
Engineering) 59 30,422
Stifel Financial Corp. (Capital Markets) 292 23,013
Synaptics , Inc.
*
(Semiconductors & Semiconductor
Equipment) 74 6,926

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Mid-Cap ProFund
Common Stocks, continued
Shares Value
Talen Energy Corp.
*
(Electric Utilities) 88 $ 32,774
Taylor Morrison Home Corp.
*
(Household Durables) 187 11,358
TD SYNNEX Corp. (Electronic Equipment, Instruments
& Components) 144 32,858
TechnipFMC PLC (Energy Equipment & Services) 775 58,566
Tempur Sealy International, Inc. (Household Durables) 402 30,497
Tenet Healthcare Corp.
*
(Health Care Providers &
Services) 168 29,756
Terex Corp. (Machinery) 218 13,560
Tetra Tech, Inc. (Commercial Services & Supplies) 500 16,160
Texas Capital Bancshares, Inc. (Banks) 85 8,560
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure) 127 20,446
The Boston Beer Co., Inc.
*
- Class A (Beverages) 15 3,556
The Brink's Co. (Commercial Services & Supplies) 80 8,540
The Carlyle Group, Inc. (Capital Markets) 497 24,885
The Ensign Group, Inc. (Health Care Providers &
Services) 111 20,723
The Gap, Inc. (Specialty Retail) 435 10,697
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 548 3,880
The Hanover Insurance Group, Inc. (Insurance) 68 12,763
The Middleby Corp.
*
(Machinery) 89 12,492
The New York Times Co. - Class A (Media) 310 24,499
The Scotts Miracle-Gro Co. (Chemicals) 86 5,392
The Timken Co. (Machinery) 121 13,418
The Toro Co. (Machinery) 187 17,797
Thor Industries, Inc. (Automobiles) 101 7,983
Toll Brothers, Inc. (Household Durables) 182 25,869
TopBuild Corp.
*
(Household Durables) 53 23,463
TransUnion (Professional Services) 369 26,200
Travel + Leisure Co. (Hotels, Restaurants & Leisure) 123 7,953
Trex Co., Inc.
*
(Building Products) 205 8,036
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 198 31,328
Twilio, Inc.
*
- Class A (Software) 290 42,938
TXNM Energy, Inc. (Electric Utilities) 188 11,103
UFP Industries, Inc. (Building Products) 112 10,023
UGI Corp. (Gas Utilities) 411 14,833
UiPath, Inc.
*
- Class A (Software) 820 8,446
UL Solutions, Inc. - Class A (Professional Services) 148 13,393
UMB Financial Corp. (Banks) 137 17,285
United Bankshares , Inc. (Banks) 267 11,697
United Therapeutics Corp.
*
(Biotechnology) 82 46,850
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 85 7,403
Unum Group (Insurance) 292 23,471
US Foods Holding Corp.
*
(Consumer Staples
Distribution & Retail) 423 39,546
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) 69 8,775
Valaris , Ltd.
*
(Energy Equipment & Services) 123 12,544
Valley National Bancorp (Banks) 917 12,444
Valmont Industries, Inc. (Construction & Engineering) 38 19,306
Valvoline, Inc.
*
(Specialty Retail) 244 8,108
VF Corp. (Textiles, Apparel & Luxury Goods) 630 11,926
Vicor Corp.
*
(Electrical Equipment) 44 11,848
Viper Energy, Inc. - Class A (Oil & Gas Producers) 356 17,579
Visteon Corp. (Automobile Components) 52 5,809
Vontier Corp. (Electronic Equipment, Instruments &
Components) 271 9,723
Vornado Realty Trust (Office REITs) 307 9,177
Voya Financial, Inc. (Financial Services) 180 14,753
Common Stocks, continued
Shares Value
Warner Music Group Corp. - Class A (Entertainment) 282 $ 7,972
Watsco , Inc. (Trading Companies & Distributors) 67 29,335
Watts Water Technologies, Inc. - Class A (Machinery) 53 15,908
Weatherford International PLC (Energy Equipment &
Services) 137 15,118
Webster Financial Corp. (Banks) 309 22,359
WESCO International, Inc. (Trading Companies &
Distributors) 93 32,468
Western Alliance Bancorp (Banks) 197 16,063
Westlake Corp. (Chemicals) 64 7,378
WEX, Inc.
*
(Financial Services) 66 9,922
Whirlpool Corp.
(a)
(Household Durables) 121 6,783
Wingstop , Inc. (Hotels, Restaurants & Leisure) 53 8,695
Wintrust Financial Corp. (Banks) 128 19,273
Woodward, Inc. (Aerospace & Defense) 114 41,381
WP Carey, Inc. (Equity REIT - Diversified) 420 30,631
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants &
Leisure) 145 11,800
XPO, Inc.
*
(Ground Transportation) 224 49,308
YETI Holdings, Inc.
*
(Leisure Products) 149 5,880
Zions Bancorp N.A. (Banks) 283 17,948
TOTAL COMMON STOCKS
  (Cost $4,956,952) 6,552,060
Repurchase Agreements
(b)(c)
( 29.2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $2,711,263 $ 2,711,000 2,711,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,711,000) 2,711,000
Collateral for Securities Loaned
(d)
( 0.1% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.66%
(e)
11,631 11,631
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $11,631) 11,631
TOTAL INVESTMENT SECURITIES
  (Cost $7,679,583)— 100.0% 9,274,691
Net other assets (liabilities) —  NM (3,550)
NET ASSETS — 100.0% $ 9,271,141
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2026. The total value of securities on loan as of April 30, 2026 was $11,028.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $410,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at April
30, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2026.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust
Total Return Swap Agreements—Long

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Mid-Cap ProFund
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P MidCap 400 Goldman Sachs International 5/27/26 4.29% $ 727,270 $ (822)
S&P MidCap 400 UBS AG 5/27/26 4.44% 1,990,794 (1,488)
$2,718,064 $(2,310)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Mid-Cap ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 203,505 2.2%
Air Freight & Logistics 12,511 0.1%
Automobile Components 69,623 0.8%
Automobiles 13,382 0.1%
Banks 393,044 4.3%
Beverages 35,976 0.4%
Biotechnology 187,746 2.0%
Broadline Retail 20,159 0.2%
Building Products 122,103 1.3%
Capital Markets 170,133 1.8%
Chemicals 109,493 1.2%
Commercial Services & Supplies 103,495 1.1%
Construction & Engineering 157,171 1.7%
Construction Materials 22,695 0.2%
Consumer Finance 48,847 0.5%
Consumer Staples Distribution & Retail 132,531 1.4%
Containers & Packaging 61,055 0.7%
Diversified Consumer Services 54,641 0.6%
Electric Utilities 89,686 1.0%
Electrical Equipment 160,711 1.7%
Electronic Equipment, Instruments & Components 308,846 3.4%
Energy Equipment & Services 100,366 1.1%
Entertainment 7,972 0.1%
Equity REIT - Diversified 30,631 0.3%
Financial Services 94,394 1.0%
Food Products 52,931 0.6%
Gas Utilities 73,190 0.8%
Ground Transportation 129,415 1.4%
Health Care Equipment & Supplies 94,257 1.0%
Health Care Providers & Services 111,727 1.2%
Health Care REITs 83,205 0.9%
Health Care Technology 6,257 0.1%
Hotel & Resort REITs 4,393 NM
Hotels, Restaurants & Leisure 136,378 1.5%
Household Durables 104,382 1.1%
Independent Power/Renewable Electricity Producers 13,328 0.1%
Industrial REITs 66,221 0.7%
Industrial Support Services 33,604 0.4%
Value
% of Net
Assets
Insurance $ 234,773 2.6%
Interactive Media & Services 22,059 0.2%
IT Services 44,647 0.5%
Leisure Facilities & Services 31,816 0.3%
Leisure Products 31,543 0.3%
Life Sciences Tools & Services 102,236 1.1%
Machinery 381,741 4.1%
Marine Transportation 15,656 0.2%
Media 35,947 0.4%
Metals & Mining 251,106 2.7%
Mortgage REITs 43,757 0.5%
Multi-Utilities 19,453 0.2%
Office REITs 31,124 0.3%
Oil & Gas Producers 17,579 0.2%
Oil, Gas & Consumable Fuels 226,426 2.4%
Paper & Forest Products 8,735 0.1%
Passenger Airlines 23,417 0.3%
Personal Care Products 12,975 0.1%
Pharmaceuticals 44,847 0.5%
Professional Services 156,634 1.7%
Real Estate Management & Development 28,632 0.3%
Residential REITs 50,785 0.5%
Retail - Discretionary 7,620 0.1%
Retail REITs 62,194 0.7%
Semiconductors & Semiconductor Equipment 290,830 3.1%
Software 226,301 2.4%
Specialized REITs 92,077 1.1%
Specialty Retail 212,237 2.4%
Technology Hardware, Storage & Peripherals 42,941 0.5%
Textiles, Apparel & Luxury Goods 37,196 0.4%
Trading Companies & Distributors 124,068 1.3%
Water Utilities 20,704 0.2%
Other
**
2,719,081 29.3%
Total $ 9,271,141 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Mid-Cap Value ProFund
Common Stocks (99.5%)
Shares Value
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 37 $ 3,158
Acuity, Inc. (Electrical Equipment) 13 3,767
Advanced Drainage Systems, Inc. (Building Products) 42 6,269
AECOM (Construction & Engineering) 98 8,242
AGCO Corp. (Machinery) 82 9,924
Agree Realty Corp. (Retail REITs) 88 6,786
Alaska Air Group, Inc.
*
(Passenger Airlines) 156 6,101
Albertsons Cos., Inc. - Class A (Consumer Staples
Distribution & Retail) 503 8,476
Alcoa Corp. (Metals & Mining) 350 22,326
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 64 3,104
Ally Financial, Inc. (Consumer Finance) 381 16,913
American Airlines Group, Inc.
*
(Passenger Airlines) 894 10,469
American Financial Group, Inc. (Insurance) 55 7,330
American Healthcare REIT, Inc. (Health Care REITs) 94 4,773
American Homes 4 Rent - Class A (Residential REITs) 444 14,137
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 82 5,720
Annaly Capital Management, Inc. (Mortgage REITs) 974 22,305
Antero Resources Corp.
*
(Oil, Gas & Consumable Fuels) 397 15,586
Applied Industrial Technologies, Inc. (Trading
Companies & Distributors) 23 7,032
AptarGroup, Inc. (Containers & Packaging) 86 10,636
Aramark (Hotels, Restaurants & Leisure) 356 16,265
Arrow Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 69 12,960
Ashland, Inc. (Chemicals) 63 3,355
Associated Banc-Corp. (Banks) 224 6,308
Autoliv, Inc. (Automobile Components) 34 3,942
AutoNation, Inc.
*
(Specialty Retail) 34 7,221
Avantor, Inc.
*
(Life Sciences Tools & Services) 925 7,493
Avient Corp. (Chemicals) 126 4,672
Avis Budget Group, Inc.
*
(Ground Transportation) 6 1,084
Avnet, Inc. (Electronic Equipment, Instruments &
Components) 112 9,241
Axalta Coating Systems, Ltd.
*
(Chemicals) 291 8,276
Bank OZK (Banks) 141 6,791
Bath & Body Works, Inc. (Retail - Discretionary) 279 5,424
Belden, Inc. (Electronic Equipment, Instruments &
Components) 28 3,149
BellRing Brands, Inc.
*
(Personal Care Products) 97 1,727
Bentley Systems, Inc. - Class B (Software) 76 2,479
BILL Holdings, Inc.
*
(Software) 63 2,394
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 113 6,092
Bio-Rad Laboratories, Inc.
*
- Class A (Life Sciences
Tools & Services) 10 2,801
BJ's Wholesale Club Holdings, Inc.
*
(Consumer Staples
Distribution & Retail) 177 16,619
Black Hills Corp. (Multi-Utilities) 103 7,755
Blackbaud, Inc.
*
(Software) 26 966
Booz Allen Hamilton Holding Corporation (Professional
Services) 162 12,599
BorgWarner, Inc. (Automobile Components) 282 16,066
Brighthouse Financial, Inc.
*
(Insurance) 80 4,981
Brixmor Property Group, Inc. (Retail REITs) 226 6,800
Bruker Corp. (Life Sciences Tools & Services) 72 2,643
Brunswick Corp. (Leisure Products) 87 6,912
Burlington Stores, Inc.
*
(Specialty Retail) 32 10,240
Cabot Corp. (Chemicals) 71 5,464
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 87 1,697
Carlisle Cos., Inc. (Building Products) 30 10,658
Cava Group, Inc.
*
(Leisure Facilities & Services) 78 7,286
Chemed Corp. (Health Care Providers & Services) 10 4,250
Chewy, Inc.
*
- Class A (Specialty Retail) 110 2,796
Common Stocks, continued
Shares Value
Choice Hotels International, Inc. (Hotels, Restaurants &
Leisure) 10 $ 991
Chord Energy Corp. (Oil, Gas & Consumable Fuels) 77 11,211
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 29 4,729
Clean Harbors, Inc.
*
(Commercial Services & Supplies) 32 10,006
Cleveland-Cliffs, Inc.
*
(Metals & Mining) 773 7,885
CNH Industrial N.V. (Machinery) 1,197 12,820
CNO Financial Group, Inc. (Insurance) 129 5,734
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 195 7,587
Cognex Corp. (Electronic Equipment, Instruments &
Components) 113 6,273
Columbia Banking System, Inc. (Banks) 403 11,929
Columbia Sportswear Co. (Textiles, Apparel & Luxury
Goods) 34 2,071
Commerce Bancshares, Inc. (Banks) 185 9,626
Commercial Metals Co. (Metals & Mining) 150 10,344
CommVault Systems, Inc.
*
(Software) 23 2,274
Concentrix Corp. (Professional Services) 61 1,453
COPT Defense Properties (Office REITs) 91 2,844
Core & Main, Inc.
*
- Class A (Trading Companies &
Distributors) 143 7,203
Corebridge Financial, Inc (Financial Services) 348 9,584
Coty, Inc.
*
- Class A (Personal Care Products) 498 1,225
Cousins Properties, Inc. (Office REITs) 231 5,916
Crane Co. (Machinery) 32 5,687
Crane NXT Co. (Electronic Equipment, Instruments &
Components) 40 1,787
Crocs, Inc.
*
(Textiles, Apparel & Luxury Goods) 38 3,875
Crown Holdings, Inc. (Containers & Packaging) 151 14,844
CubeSmart (Specialized REITs) 171 6,922
Cullen/Frost Bankers, Inc. (Banks) 42 6,087
Cytokinetics, Inc.
*
(Biotechnology) 77 4,926
Darling Ingredients, Inc.
*
(Food Products) 214 13,745
DENTSPLY SIRONA, Inc. (Health Care Equipment &
Supplies) 270 3,173
Dick's Sporting Goods, Inc. (Specialty Retail) 53 12,027
DocuSign, Inc.
*
(Software) 113 5,197
Dolby Laboratories, Inc. - Class A (Software) 46 2,950
Donaldson Co., Inc. (Machinery) 51 4,497
DT Midstream, Inc. (Oil, Gas & Consumable Fuels) 38 5,624
Duolingo, Inc.
*
(Diversified Consumer Services) 17 1,872
Dutch Bros, Inc.
*
(Leisure Facilities & Services) 77 4,428
Eagle Materials, Inc. (Construction Materials) 20 4,202
East West Bancorp, Inc. (Banks) 91 11,509
EastGroup Properties, Inc. (Industrial REITs) 27 5,432
elf Beauty, Inc.
*
(Personal Care Products) 26 1,663
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 124 17,531
Envista Holdings Corp.
*
(Health Care Equipment &
Supplies) 225 5,836
EPR Properties (Specialized REITs) 51 2,846
Equitable Holdings, Inc. (Financial Services) 202 8,524
Equity LifeStyle Properties, Inc. (Residential REITs) 128 8,101
Esab Corp. (Machinery) 42 4,127
Essent Group, Ltd. (Financial Services) 75 4,539
Essential Utilities, Inc. (Water Utilities) 384 14,669
Euronet Worldwide, Inc.
*
(Financial Services) 53 3,836
Evercore, Inc. (Capital Markets) 19 6,105
Exponent, Inc. (Professional Services) 30 2,007
F.N.B. Corp. (Banks) 483 8,622
Fidelity National Financial, Inc. (Insurance) 347 18,148
First American Financial Corp. (Insurance) 139 9,748
First Financial Bankshares, Inc. (Banks) 104 3,356
First Horizon Corp. (Banks) 657 16,398
Floor & Decor Holdings, Inc.
*
- Class A (Specialty
Retail) 147 7,115

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Mid-Cap Value ProFund
Common Stocks, continued
Shares Value
Flowers Foods, Inc. (Food Products) 287 $ 2,600
Fluor Corp.
*
(Construction & Engineering) 217 11,577
Fortune Brands Innovations, Inc. (Building Products) 71 2,878
FTI Consulting, Inc.
*
(Professional Services) 24 4,303
GameStop Corp.
*
- Class A (Specialty Retail) 560 13,972
Gaming and Leisure Properties, Inc. (Specialized REITs) 212 10,274
GATX Corp. (Trading Companies & Distributors) 19 3,722
Genpact, Ltd. (Professional Services) 116 4,031
Gentex Corp. (Automobile Components) 180 4,160
Glacier Bancorp, Inc. (Banks) 175 8,584
Graco, Inc. (Machinery) 110 8,830
Graham Holdings Co. - Class B (Diversified Consumer
Services) 3 3,368
Graphic Packaging Holding Co. (Containers &
Packaging) 403 3,841
Greif, Inc. - Class A (Containers & Packaging) 33 2,153
GXO Logistics, Inc.
*
(Air Freight & Logistics) 156 8,912
H&R Block, Inc. (Diversified Consumer Services) 84 2,665
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 25 1,502
Hamilton Lane, Inc. - Class A (Capital Markets) 24 2,208
Hancock Whitney Corp. (Banks) 112 7,561
Harley-Davidson, Inc. (Automobiles) 161 3,846
Healthcare Realty Trust, Inc. (Health Care REITs) 475 8,882
HF Sinclair Corp. (Oil, Gas & Consumable Fuels) 213 14,316
Home BancShares, Inc. (Banks) 249 6,691
Houlihan Lokey, Inc. (Capital Markets) 34 5,262
Hyatt Hotels Corp. - Class A (Hotels, Restaurants &
Leisure) 17 2,849
IDACORP, Inc. (Electric Utilities) 34 5,023
Illumina, Inc.
*
(Life Sciences Tools & Services) 94 11,913
Independence Realty Trust, Inc. (Residential REITs) 322 5,252
Ingredion, Inc. (Food Products) 85 9,498
International Bancshares Corp. (Banks) 38 2,726
IPG Photonics Corp.
*
(Electronic Equipment,
Instruments & Components) 33 3,924
Janus Henderson Group PLC (Capital Markets) 166 8,567
Jefferies Financial Group, Inc. (Capital Markets) 225 10,849
Jones Lang LaSalle, Inc.
*
(Real Estate Management &
Development) 64 20,360
KB Home (Household Durables) 86 4,557
KBR, Inc. (Professional Services) 173 6,486
Kilroy Realty Corp. (Office REITs) 150 4,989
Kirby Corp.
*
(Marine Transportation) 39 5,871
Kite Realty Group Trust (Retail REITs) 295 7,717
Knife River Corp.
*
(Construction Materials) 46 4,258
Knight-Swift Transportation Holdings, Inc. (Ground
Transportation) 220 14,278
Kyndryl Holdings, Inc.
*
(IT Services) 311 4,298
Lamar Advertising Co. - Class A (Specialized REITs) 46 6,341
Lancaster Colony Corp. (Food Products) 15 1,954
Landstar System, Inc. (Ground Transportation) 46 8,467
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 27 2,285
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 76 9,293
Lear Corp. (Automobile Components) 69 8,772
Lincoln Electric Holdings, Inc. (Machinery) 24 6,360
Lithia Motors, Inc. - Class A (Specialty Retail) 32 9,284
Littelfuse, Inc. (Electronic Equipment, Instruments &
Components) 19 7,679
Louisiana-Pacific Corp. (Paper & Forest Products) 86 6,208
Macy's, Inc. (Broadline Retail) 361 7,058
Manhattan Associates, Inc.
*
(Software) 30 4,137
Common Stocks, continued
Shares Value
Maplebear, Inc.
*
(Consumer Staples Distribution &
Retail) 251 $ 10,630
Masimo Corp.
*
(Health Care Equipment & Supplies) 27 4,818
Matador Resources Co. (Oil, Gas & Consumable Fuels) 159 10,087
Mattel, Inc.
*
(Leisure Products) 255 3,845
Maximus, Inc. (Professional Services) 33 2,165
MGIC Investment Corp. (Financial Services) 148 3,919
MKS, Inc. (Semiconductors & Semiconductor
Equipment) 26 7,378
Morningstar, Inc. (Capital Markets) 16 2,699
MP Materials Corp.
*
(Metals & Mining) 75 4,953
MSA Safety, Inc. (Commercial Services & Supplies) 19 3,161
MSC Industrial Direct Co., Inc. (Trading Companies &
Distributors) 36 3,682
Mueller Industries, Inc. (Machinery) 41 5,553
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 183 7,642
Murphy USA, Inc. (Specialty Retail) 23 13,524
National Fuel Gas Co. (Gas Utilities) 48 4,050
National Storage Affiliates Trust (Specialized REITs) 59 2,511
New Jersey Resources Corp. (Gas Utilities) 137 7,714
New York Community Bancorp, Inc. (Banks) 407 5,686
Nexstar Media Group, Inc. (Media) 17 3,538
Nextpower, Inc.
*
- Class A (Electrical Equipment) 69 8,220
NNN REIT, Inc. (Retail REITs) 148 6,481
NorthWestern Energy Group, Inc. (Multi-Utilities) 46 3,328
NOV, Inc. (Energy Equipment & Services) 489 10,005
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 26 3,368
Nutanix, Inc.
*
- Class A (Software) 148 6,053
OGE Energy Corp. (Electric Utilities) 279 13,616
Old National Bancorp (Banks) 471 11,290
Old Republic International Corp. (Insurance) 149 5,953
Olin Corp. (Chemicals) 158 4,500
Omega Healthcare Investors, Inc. (Health Care REITs) 183 8,596
ONE Gas, Inc. (Gas Utilities) 82 7,316
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 34 10,032
Oshkosh Corp. (Machinery) 46 7,190
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 376 23,142
Owens Corning (Building Products) 111 13,691
Park Hotels & Resorts, Inc. (Hotel & Resort REITs) 271 3,108
Parsons Corp.
*
(Professional Services) 25 1,260
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 114 4,943
Penske Automotive Group, Inc. (Specialty Retail) 24 4,116
Performance Food Group Co.
*
(Consumer Staples
Distribution & Retail) 212 19,199
Permian Resources Corp. (Oil, Gas & Consumable
Fuels) 1,003 21,685
Pilgrim's Pride Corp. (Food Products) 59 1,953
Pinnacle Financial Partners, Inc. (Banks) 196 19,391
Pinterest, Inc.
*
- Class A (Interactive Media & Services) 256 5,033
Polaris, Inc. (Leisure Products) 73 4,838
Portland General Electric Co. (Electric Utilities) 152 7,893
Post Holdings, Inc.
*
(Food Products) 57 5,971
Primerica, Inc. (Insurance) 18 5,063
Prosperity Bancshares, Inc. (Banks) 137 9,542
PVH Corp. (Textiles, Apparel & Luxury Goods) 61 5,578
Range Resources Corp. (Oil, Gas & Consumable Fuels) 321 13,964
Rayonier, Inc. (Specialized REITs) 378 8,017
Regal Rexnord Corp. (Electrical Equipment) 89 19,138
Reinsurance Group of America, Inc. (Insurance) 88 18,608
Reliance, Inc. (Metals & Mining) 71 25,737
RenaissanceRe Holdings, Ltd. (Insurance) 27 8,288
Repligen Corp.
*
(Life Sciences Tools & Services) 30 3,549

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Mid-Cap Value ProFund
Common Stocks, continued
Shares Value
Rexford Industrial Realty, Inc. (Industrial REITs) 313 $ 11,234
RH
*
(Specialty Retail) 20 2,639
RLI Corp. (Insurance) 125 6,471
Roivant Sciences, Ltd.
*
(Biotechnology) 259 7,389
RPM International, Inc. (Chemicals) 101 10,291
Ryan Specialty Holdings, Inc. (Insurance) 55 1,912
Ryder System, Inc. (Ground Transportation) 52 13,196
Saia, Inc.
*
(Ground Transportation) 36 16,158
Science Applications International Corp. (Professional
Services) 61 5,903
SEI Investments Co. (Capital Markets) 51 4,625
Selective Insurance Group, Inc. (Insurance) 82 6,884
Sensata Technologies Holding PLC (Electrical
Equipment) 197 8,203
Service Corp. International (Diversified Consumer
Services) 88 7,130
Shift4 Payments, Inc.
*
- Class A (Financial Services) 34 1,506
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 20 4,354
Siligan Holdings, Inc. (Containers & Packaging) 120 4,866
Simpson Manufacturing Co., Inc. (Building Products) 28 5,340
SLM Corp. (Consumer Finance) 124 2,862
Solstice Advanced Materials, Inc. (Chemicals) 102 8,359
Sonoco Products Co. (Containers & Packaging) 135 6,745
SouthState Bank Corp. (Banks) 135 13,185
Southwest Gas Holdings, Inc. (Gas Utilities) 86 8,088
Spire, Inc. (Gas Utilities) 46 4,194
Sprouts Farmers Market, Inc.
*
(Consumer Staples
Distribution & Retail) 80 6,548
STAG Industrial, Inc. (Industrial REITs) 103 3,974
STANDARDAERO INC
*
(Aerospace & Defense) 100 2,486
Starwood Property Trust, Inc. (Mortgage REITs) 472 8,666
Stifel Financial Corp. (Capital Markets) 94 7,408
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 51 4,773
Taylor Morrison Home Corp.
*
(Household Durables) 133 8,078
TD SYNNEX Corp. (Electronic Equipment, Instruments
& Components) 101 23,047
Terex Corp. (Machinery) 155 9,641
Texas Capital Bancshares, Inc. (Banks) 30 3,021
The Boston Beer Co., Inc.
*
- Class A (Beverages) 10 2,370
The Brink's Co. (Commercial Services & Supplies) 16 1,708
The Carlyle Group, Inc. (Capital Markets) 216 10,815
The Gap, Inc. (Specialty Retail) 309 7,598
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 392 2,775
The Hanover Insurance Group, Inc. (Insurance) 27 5,068
The Middleby Corp.
*
(Machinery) 62 8,702
The Scotts Miracle-Gro Co. (Chemicals) 61 3,825
The Timken Co. (Machinery) 85 9,426
The Toro Co. (Machinery) 131 12,467
Thor Industries, Inc. (Automobiles) 72 5,691
Toll Brothers, Inc. (Household Durables) 127 18,053
TransUnion (Professional Services) 125 8,875
Trex Co., Inc.
*
(Building Products) 147 5,762
TXNM Energy, Inc. (Electric Utilities) 80 4,725
UFP Industries, Inc. (Building Products) 80 7,159
UGI Corp. (Gas Utilities) 293 10,575
UiPath, Inc.
*
- Class A (Software) 141 1,452
UMB Financial Corp. (Banks) 96 12,112
United Bankshares, Inc. (Banks) 191 8,368
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 33 2,874
Unum Group (Insurance) 206 16,558
Common Stocks, continued
Shares Value
US Foods Holding Corp.
*
(Consumer Staples
Distribution & Retail) 297 $ 27,766
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) 24 3,052
Valley National Bancorp (Banks) 649 8,807
Valmont Industries, Inc. (Construction & Engineering) 10 5,080
VF Corp. (Textiles, Apparel & Luxury Goods) 444 8,406
Viper Energy, Inc. - Class A (Oil & Gas Producers) 252 12,444
Visteon Corp. (Automobile Components) 37 4,133
Vontier Corp. (Electronic Equipment, Instruments &
Components) 108 3,875
Vornado Realty Trust (Office REITs) 218 6,516
Voya Financial, Inc. (Financial Services) 127 10,409
Warner Music Group Corp. - Class A (Entertainment) 95 2,686
Watsco, Inc. (Trading Companies & Distributors) 46 20,141
Weatherford International PLC (Energy Equipment &
Services) 55 6,069
Webster Financial Corp. (Banks) 219 15,846
WESCO International, Inc. (Trading Companies &
Distributors) 66 23,042
Western Alliance Bancorp (Banks) 139 11,334
Westlake Corp. (Chemicals) 45 5,188
WEX, Inc.
*
(Financial Services) 18 2,706
Whirlpool Corp. (Household Durables) 86 4,821
Wintrust Financial Corp. (Banks) 91 13,702
WP Carey, Inc. (Equity REIT - Diversified) 140 10,210
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants &
Leisure) 47 3,825
YETI Holdings, Inc.
*
(Leisure Products) 46 1,815
Zions Bancorp N.A. (Banks) 199 12,621
TOTAL COMMON STOCKS
  (Cost $1,529,407) 2,271,349
TOTAL INVESTMENT SECURITIES
  (Cost $1,529,407)— 99.5% 2,271,349
Net other assets (liabilities) —  0.5% 10,381
NET ASSETS — 100.0% $ 2,281,730
*
Non-income producing security.
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Mid-Cap Value ProFund
Mid-Cap Value ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 2,486 0.1%
Air Freight & Logistics 8,912 0.4%
Automobile Components 39,848 1.7%
Automobiles 9,537 0.4%
Banks 251,093 10.9%
Beverages 2,370 0.1%
Biotechnology 18,407 0.8%
Broadline Retail 7,058 0.3%
Building Products 51,757 2.3%
Capital Markets 58,538 2.6%
Chemicals 53,930 2.4%
Commercial Services & Supplies 14,875 0.7%
Construction & Engineering 24,899 1.1%
Construction Materials 8,460 0.4%
Consumer Finance 19,775 0.9%
Consumer Staples Distribution & Retail 89,238 3.9%
Containers & Packaging 43,085 1.9%
Diversified Consumer Services 15,035 0.7%
Electric Utilities 31,257 1.4%
Electrical Equipment 39,328 1.7%
Electronic Equipment, Instruments & Components 75,303 3.2%
Energy Equipment & Services 16,074 0.7%
Entertainment 2,686 0.1%
Equity REIT - Diversified 10,210 0.4%
Financial Services 45,023 2.0%
Food Products 35,721 1.6%
Gas Utilities 41,937 1.8%
Ground Transportation 53,183 2.3%
Health Care Equipment & Supplies 17,614 0.8%
Health Care Providers & Services 4,250 0.2%
Health Care REITs 22,251 1.0%
Hotel & Resort REITs 3,108 0.1%
Hotels, Restaurants & Leisure 26,982 1.2%
Household Durables 35,509 1.6%
Industrial REITs 20,640 0.9%
Insurance 120,746 5.3%
Interactive Media & Services 5,033 0.2%
IT Services 4,298 0.2%
Leisure Facilities & Services 11,714 0.5%
Leisure Products 17,410 0.8%
Life Sciences Tools & Services 28,399 1.2%
Machinery 105,224 4.6%
Marine Transportation 5,871 0.3%
Media 3,538 0.2%
Metals & Mining 71,245 3.0%
Mortgage REITs 30,971 1.4%
Multi-Utilities 11,083 0.5%
Office REITs 20,265 0.9%
Oil & Gas Producers 12,444 0.5%
Value
% of Net
Assets
Oil, Gas & Consumable Fuels $ 135,787 6.0%
Paper & Forest Products 6,208 0.3%
Passenger Airlines 16,570 0.7%
Personal Care Products 4,615 0.2%
Professional Services 49,082 2.2%
Real Estate Management & Development 20,360 0.9%
Residential REITs 27,490 1.2%
Retail - Discretionary 5,424 0.2%
Retail REITs 27,784 1.2%
Semiconductors & Semiconductor Equipment 69,788 3.1%
Software 27,902 1.3%
Specialized REITs 36,911 1.6%
Specialty Retail 93,690 4.1%
Textiles, Apparel & Luxury Goods 21,627 0.9%
Trading Companies & Distributors 64,822 2.8%
Water Utilities 14,669 0.6%
Other
**
10,381 0.5%
Total $ 2,281,730 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Nasdaq-100 ProFund
Common Stocks (68.9%)
Shares Value
Adobe, Inc.
*
(Software) 1,279 $ 314,762
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 5,115 1,813,216
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 1,329 186,538
Alnylam Pharmaceuticals, Inc.
*
(Biotechnology) 416 128,748
Alphabet, Inc. - Class A (Interactive Media & Services) 6,617 2,546,222
Alphabet, Inc. - Class C (Interactive Media & Services) 6,179 2,360,007
Amazon.com, Inc.
*
(Broadline Retail) 12,202 3,234,263
American Electric Power Co., Inc. (Electric Utilities) 1,697 232,676
Amgen, Inc. (Biotechnology) 1,691 585,508
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 1,532 616,262
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 16,685 4,527,475
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 2,490 982,280
AppLovin Corp.
*
- Class A (Software) 963 429,835
ARM Holdings PLC
*ADR
(Semiconductors &
Semiconductor Equipment) 438 92,120
ASML Holding N.V.
ADR
(Semiconductors &
Semiconductor Equipment) 276 397,161
Autodesk, Inc.
*
(Software) 665 157,605
Automatic Data Processing, Inc. (Professional Services) 1,263 267,680
Axon Enterprise, Inc.
*
(Aerospace & Defense) 252 101,244
Baker Hughes Co. (Energy Equipment & Services) 3,101 216,046
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 2,485 418,375
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 5,388 2,249,112
Cadence Design Systems, Inc.
*
(Software) 866 285,425
Charter Communications, Inc.
*
- Class A (Media) 397 65,572
Cintas Corp. (Commercial Services & Supplies) 1,255 219,261
Cisco Systems, Inc. (Communications Equipment) 12,393 1,133,960
Coca-Cola European Partners PLC (Beverages) 1,438 135,992
Cognizant Technology Solutions Corp. - Class A (IT
Services) 1,500 79,350
Comcast Corp. - Class A (Media) 11,259 304,444
Constellation Energy Corp. (Electric Utilities) 1,136 355,568
Copart, Inc.
*
(Commercial Services & Supplies) 3,036 100,522
CoStar Group, Inc.
*
(Real Estate Management &
Development) 1,317 45,581
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 1,393 1,413,240
Crowdstrike Holdings, Inc.
*
- Class A (Software) 790 352,143
CSX Corp. (Ground Transportation) 5,834 265,039
Datadog, Inc.
*
- Class A (Software) 1,031 136,288
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 1,208 71,936
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 885 181,983
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 1,286 216,884
Electronic Arts, Inc. (Entertainment) 785 158,860
Exelon Corp. (Electric Utilities) 3,209 147,582
Fastenal Co. (Trading Companies & Distributors) 3,603 161,883
Ferrovial SE (Construction & Engineering) 2,257 155,530
Fortinet, Inc.
*
(Software) 2,321 195,684
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 1,429 86,940
Gilead Sciences, Inc. (Biotechnology) 3,896 509,753
Common Stocks, continued
Shares Value
Honeywell International, Inc. (Industrial Conglomerates) 1,994 $ 427,374
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 250 140,200
Insmed, Inc.
*
(Biotechnology) 676 92,159
Intel Corp.
*
(Semiconductors & Semiconductor
Equipment) 15,672 1,480,691
Intuit, Inc. (Software) 868 337,218
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 1,114 509,778
Keurig Dr Pepper, Inc. (Beverages) 4,263 125,332
KLA Corp. (Semiconductors & Semiconductor
Equipment) 411 719,394
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 3,918 1,010,296
Linde PLC (Chemicals) 1,454 728,658
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 831 300,564
Marvell Technology, Inc. (Semiconductors &
Semiconductor Equipment) 2,733 451,355
MercadoLibre, Inc.
*
(Broadline Retail) 159 285,028
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 3,352 2,051,122
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 1,698 157,761
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 3,531 1,826,092
Microsoft Corp. (Software) 8,440 3,441,662
Mondelez International, Inc. - Class A (Food Products) 4,022 247,112
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 154 248,619
Monster Beverage Corp.
*
(Beverages) 3,069 236,528
Netflix, Inc.
*
(Entertainment) 13,246 1,239,958
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 27,615 5,511,125
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 793 232,817
Old Dominion Freight Line, Inc. (Ground
Transportation) 654 138,929
O'Reilly Automotive, Inc.
*
(Specialty Retail) 2,631 261,521
PACCAR, Inc. (Machinery) 1,650 196,020
Palantir Technologies, Inc.
*
- Class A (Software) 7,188 999,922
Palo Alto Networks, Inc.
*
(Software) 2,560 459,059
Paychex, Inc. (Professional Services) 1,126 104,301
PayPal Holdings, Inc. (Financial Services) 2,889 144,854
PDD Holdings, Inc.
*ADR
(Broadline Retail) 2,096 209,348
PepsiCo, Inc. (Beverages) 4,288 679,605
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 3,348 601,234
Regeneron Pharmaceuticals, Inc. (Biotechnology) 326 230,502
Roper Technologies, Inc. (Software) 323 114,604
Ross Stores, Inc. (Specialty Retail) 1,015 231,207
Sandisk Corp.
*
(Semiconductors) 463 507,684
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 684 460,770
Shopify, Inc.
*
- Class A (IT Services) 3,845 465,745
Starbucks Corp. (Hotels, Restaurants & Leisure) 3,575 376,555
Strategy, Inc.
*
- Class A (Software) 986 163,134
Synopsys, Inc.
*
(Software) 601 290,043
Take-Two Interactive Software, Inc.
*
(Entertainment) 581 124,195

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Nasdaq-100 ProFund
Common Stocks, continued
Shares Value
Tesla, Inc.
*
(Automobiles) 5,670 $ 2,163,842
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 2,847 800,235
The Kraft Heinz Co. (Food Products) 3,714 84,159
Thomson Reuters Corp. (Professional Services) 1,396 133,583
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 3,458 676,039
Verisk Analytics, Inc. (Professional Services) 433 79,884
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 797 340,622
Walmart, Inc. (Consumer Staples Distribution & Retail) 15,334 2,023,015
Warner Bros. Discovery, Inc.
*
(Entertainment) 7,781 210,476
Western Digital Corp. (Technology Hardware, Storage &
Peripherals) 1,064 462,329
Workday, Inc.
*
- Class A (Software) 668 81,763
Xcel Energy, Inc. (Electric Utilities) 1,957 162,333
Zscaler, Inc.
*
(Software) 504 65,863
TOTAL COMMON STOCKS
  (Cost $15,255,147) 64,480,773
Repurchase Agreements
(a)(b)
( 64.6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $60,476,875 $ 60,471,000 $ 60,471,000
TOTAL REPURCHASE AGREEMENTS
(Cost $60,471,000) 60,471,000
TOTAL INVESTMENT SECURITIES
  (Cost $77,334,332)— 135.2% 126,559,958
Net other assets (liabilities) —  (35.2)%
(32,920,163
)
NET ASSETS — 100.0% $ 93,639,795
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $6,148,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR
American Depositary Receipt
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini Nasdaq-100 Futures Contracts 15 6/22/26 $ 8,278,800 $ 815,591
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nasdaq-100 Index Goldman Sachs International 5/27/26 4.39% $ 7,943,271 $ 195,234
Nasdaq-100 Index UBS AG 5/27/26 4.44% 13,031,521 64,894
$20,974,792 $260,128
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Nasdaq-100 ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 101,244 0.1%
Automobiles 2,163,842 2.3%
Beverages 1,177,457 1.3%
Biotechnology 1,887,292 2.0%
Broadline Retail 3,728,639 4.0%
Chemicals 728,658 0.8%
Commercial Services & Supplies 319,783 0.3%
Communications Equipment 1,133,960 1.2%
Construction & Engineering 155,530 0.2%
Consumer Staples Distribution & Retail 3,436,255 3.6%
Electric Utilities 898,159 1.0%
Value
% of Net
Assets
Energy Equipment & Services $ 216,046 0.2%
Entertainment 1,733,489 1.9%
Financial Services 144,854 0.2%
Food Products 331,271 0.4%
Ground Transportation 403,968 0.4%
Health Care Equipment & Supplies 808,854 0.9%
Hotels, Restaurants & Leisure 1,498,916 1.6%
Industrial Conglomerates 427,374 0.5%
Interactive Media & Services 6,957,351 7.4%
IT Services 545,095 0.6%
Machinery 196,020 0.2%
Media 370,016 0.4%

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Nasdaq-100 ProFund
Value
% of Net
Assets
Oil, Gas & Consumable Fuels $ 181,983 0.2%
Prime Broker Cash 1,608,185 1.7%
Professional Services 585,448 0.6%
Real Estate Management & Development 45,581 NM
Semiconductors 507,684 0.5%
Semiconductors & Semiconductor Equipment 19,189,770 20.5%
Software 7,825,010 8.4%
Specialty Retail 492,728 0.5%
Technology Hardware, Storage & Peripherals 5,450,574 5.8%
Trading Companies & Distributors 161,883 0.2%
Wireless Telecommunication Services 676,039 0.7%
Other
**
27,550,837 29.4%
Total $ 93,639,795 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Oil & Gas Equipment & Services UltraSector ProFund
Common Stocks (71.3%)
Shares Value
Archrock, Inc. (Energy Equipment & Services) 21,838 $ 846,223
Atlas Energy Solutions, Inc. (Energy Equipment &
Services) 24,224 421,013
Baker Hughes Co. (Energy Equipment & Services) 13,317 927,795
Bristow Group, Inc. (Energy Equipment & Services) 4,414 216,860
Cactus, Inc. - Class A (Energy Equipment & Services) 16,171 901,048
Core Laboratories, Inc. (Energy Equipment & Services) 11,271 165,120
Expro Group Holdings N.V.
*
(Energy Equipment &
Services) 24,904 453,502
Flowco Holdings, Inc. - Class A (Oil & Gas Services &
Equipment) 6,619 164,350
Forum Energy Technologies, Inc.
*
(Energy Equipment
& Services) 3,440 216,273
Halliburton Co. (Energy Equipment & Services) 21,856 924,509
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 41,676 431,347
Helmerich & Payne, Inc. (Energy Equipment &
Services) 22,605 912,790
Innovex International, Inc.
*
(Energy Equipment &
Services) 9,825 272,840
Kodiak Gas Services, Inc. (Energy Equipment &
Services) 13,845 938,691
Liberty Energy, Inc. (Energy Equipment & Services) 26,229 886,278
Nabors Industries, Ltd.
*
(Energy Equipment & Services) 6,290 645,417
Noble Corp. PLC (Energy Equipment & Services) 17,324 884,044
NOV, Inc. (Energy Equipment & Services) 41,071 840,313
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 22,221 834,176
Oil States International, Inc.
*
(Energy Equipment &
Services) 14,286 164,003
Patterson-UTI Energy, Inc. (Energy Equipment &
Services) 79,968 977,209
ProPetro Holding Corp.
*
(Energy Equipment & Services) 38,101 652,670
RPC, Inc. (Energy Equipment & Services) 34,870 274,776
Seadrill, Ltd.
*
(Energy Equipment & Services) 18,288 908,731
Common Stocks, continued
Shares Value
Select Energy Services, Inc. - Class A (Energy
Equipment & Services) 18,876 $ 315,795
SLB, Ltd. (Energy Equipment & Services) 16,302 927,258
Solaris Energy Infrastructure, Inc. - Class A (Energy
Equipment & Services) 14,188 1,047,641
TechnipFMC PLC (Energy Equipment & Services) 12,198 921,803
TETRA Technologies, Inc.
*
(Energy Equipment &
Services) 57,974 551,912
Tidewater, Inc.
*
(Energy Equipment & Services) 10,264 916,883
Transocean, Ltd.
*
(Energy Equipment & Services) 124,451 848,756
Valaris, Ltd.
*
(Energy Equipment & Services) 8,410 857,652
Weatherford International PLC (Energy Equipment &
Services) 8,472 934,885
TOTAL COMMON STOCKS
  (Cost $13,092,570) 22,182,563
Repurchase Agreements
(a)(b)
( 26.4% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $8,207,797 $ 8,207,000 8,207,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,207,000) 8,207,000
TOTAL INVESTMENT SECURITIES
  (Cost $21,299,570)— 97.7% 30,389,563
Net other assets (liabilities) —  2.3% 707,615
NET ASSETS — 100.0% $ 31,097,178
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $4,379,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Oil & Gas Equipment &
Services Select Sector Index Goldman Sachs International 5/26/26 4.39% $ 12,171,125 $ 549,036
S&P Oil & Gas Equipment &
Services Select Sector Index UBS AG 5/26/26 4.44% 12,324,899 438,768
$24,496,024 $987,804
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Oil & Gas Equipment & Services UltraSector ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Energy Equipment & Services $ 22,018,213 70.8%
Value
% of Net
Assets
Oil & Gas Services & Equipment $ 164,350 0.5%
Other
**
8,914,615 28.7%
Total $ 31,097,178 100.0%

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Oil & Gas Equipment & Services UltraSector ProFund
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Pharmaceuticals UltraSector ProFund
Common Stocks (77.2%)
Shares Value
Alto Neuroscience, Inc.
*
(Pharmaceuticals) 551 $ 14,139
Alumis , Inc.
*
(Pharmaceuticals) 1,686 41,627
Amneal Pharmaceuticals, Inc.
*
(Biotech & Pharma) 3,493 44,955
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 1,712 37,596
Amylyx Pharmaceuticals, Inc.
*
(Pharmaceuticals) 2,974 47,584
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 582 46,240
Aquestive Therapeutics, Inc.
*
(Pharmaceuticals) 4,515 18,512
Arvinas , Inc.
*
(Pharmaceuticals) 2,723 26,958
Axsome Therapeutics, Inc.
*
(Pharmaceuticals) 278 57,755
BioAge Labs, Inc.
*
(Pharmaceuticals) 1,587 26,741
Bristol-Myers Squibb Co. (Pharmaceuticals) 740 44,837
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 1,246 42,028
Corcept Therapeutics, Inc.
*
(Pharmaceuticals) 1,316 61,219
CorMedix, Inc.
*(a)
(Pharmaceuticals) 4,169 31,643
Crinetics Pharmaceuticals, Inc.
*
(Biotechnology) 1,201 46,575
Definium Therapeutics, Inc.
*
(Pharmaceuticals) 2,383 52,140
Edgewise Therapeutics, Inc.
*
(Pharmaceuticals) 1,433 44,366
Elanco Animal Health, Inc.
*
(Pharmaceuticals) 1,893 42,346
Eli Lilly & Co. (Pharmaceuticals) 44 41,122
Enliven Therapeutics, Inc.
*
(Pharmaceuticals) 1,446 59,619
Esperion Therapeutics, Inc.
*
(Pharmaceuticals) 16,506 33,012
EyePoint Pharmaceuticals, Inc.
*
(Pharmaceuticals) 2,976 39,283
Fulcrum Therapeutics, Inc.
*
(Pharmaceuticals) 2,765 19,714
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 1,542 48,203
Harrow, Inc.
*
(Pharmaceuticals) 1,202 48,717
Indivior Pharmaceuticals, Inc.
*
(Pharmaceuticals) 1,352 49,727
Innoviva , Inc.
*
(Pharmaceuticals) 1,980 45,520
Jazz Pharmaceuticals PLC
*
(Pharmaceuticals) 239 48,522
Johnson & Johnson (Pharmaceuticals) 183 42,063
LB Pharmaceuticals, Inc.
*
(Pharmaceuticals) 671 21,277
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 201 46,119
Liquidia Corp.
*
(Pharmaceuticals) 1,151 45,131
Maze Therapeutics, Inc.
*
(Biotechnology) 880 23,390
MBX Biosciences, Inc.
*
(Pharmaceuticals) 1,510 45,632
Merck & Co., Inc. (Pharmaceuticals) 382 41,707
Nektar Therapeutics
*
(Pharmaceuticals) 605 51,449
Nuvation Bio, Inc.
*
(Pharmaceuticals) 9,673 43,045
Ocular Therapeutix , Inc.
*
(Pharmaceuticals) 4,673 43,786
Omeros Corp.
*
(Pharmaceuticals) 3,722 54,341
Organon & Co. (Pharmaceuticals) 6,937 91,914
Pacira BioSciences , Inc.
*
(Pharmaceuticals) 1,945 49,578
Perrigo Co. PLC (Pharmaceuticals) 4,526 53,588
Pfizer, Inc. (Pharmaceuticals) 1,626 43,414
Phathom Pharmaceuticals, Inc.
*
(Pharmaceuticals) 3,000 33,600
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 749 39,832
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 685 38,579
Rapport Therapeutics, Inc.
*
(Pharmaceuticals) 1,012 33,528
Royalty Pharma PLC - Class A (Pharmaceuticals) 951 47,636
Common Stocks, continued
Shares Value
Septerna , Inc.
*
(Pharmaceuticals) 967 $ 22,976
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 834 40,032
Tarsus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 635 40,392
Terns Pharmaceuticals, Inc.
*
(Pharmaceuticals) 949 50,231
Theravance Biopharma, Inc.
*
(Pharmaceuticals) 2,022 33,848
Trevi Therapeutics, Inc.
*
(Pharmaceuticals) 3,718 51,160
Viatris , Inc. (Pharmaceuticals) 3,178 47,479
WaVe Life Sciences, Ltd.
*
(Pharmaceuticals) 3,153 22,260
Xeris Biopharma Holdings, Inc.
*
(Pharmaceuticals) 7,337 44,939
Zevra Therapeutics, Inc.
*
(Pharmaceuticals) 2,443 24,845
Zoetis, Inc. (Pharmaceuticals) 371 42,654
TOTAL COMMON STOCKS
  (Cost $1,445,642) 2,471,125
Repurchase Agreements
(b)(c)
( 27.3% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $876,085 $ 876,000 876,000
TOTAL REPURCHASE AGREEMENTS
(Cost $876,000) 876,000
Collateral for Securities Loaned
(d)
( 1.0% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.66%
(e)
30,682 30,682
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $30,682) 30,682
TOTAL INVESTMENT SECURITIES
  (Cost $2,352,324)— 105.5% 3,377,807
Net other assets (liabilities) —  (5.5)% (174,754)
NET ASSETS — 100.0% $ 3,203,053
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2026. The total value of securities on loan as of April 30, 2026 was $30,049.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $334,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at April
30, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2026.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Pharmaceuticals Select
Industry Index Goldman Sachs International 5/26/26 4.39% $ 1,122,639 $ 8,802
S&P Pharmaceuticals Select
Industry Index UBS AG 5/26/26 4.44% 1,221,696 8,637
$2,344,335 $17,439
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Pharmaceuticals UltraSector ProFund
Pharmaceuticals UltraSector ProFund invested in the following industries as of April 30,
2026:
Value
% of Net
Assets
Biotech & Pharma $ 44,955 1.4%
Biotechnology 69,965 2.2%
Pharmaceuticals 2,356,205 73.6%
Other
**
731,928 22.8%
Total $ 3,203,053 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Precious Metals UltraSector ProFund
Common Stocks (80.1%)
Shares Value
Agnico Eagle Mines, Ltd. (Metals & Mining) 53,119 $ 9,997,526
Alamos Gold, Inc. - Class A (Metals & Mining) 44,515 1,777,929
Allied Gold Corporation
*
(Metals & Mining) 10,123 302,678
Anglogold Ashanti PLC (Metals & Mining) 44,950 4,213,164
Aris Mining Corp.
*
(Metals & Mining) 21,790 389,823
Aura Minerals, Inc. (Metals & Mining) 3,631 307,800
Avino Silver & Gold Mines
*
(Metals & Mining) 16,915 108,933
B2Gold Corp. (Metals & Mining) 141,977 638,897
Barrick Mining Corp. (Metals & Mining) 177,620 6,987,570
Centerra Gold, Inc. (Metals & Mining) 21,183 369,008
Coeur Mining, Inc.
*
(Metals & Mining) 109,707 1,971,435
Dakota Gold Corp.
*
(Metals & Mining) 10,762 57,900
DRDGOLD Ltd.
ADR
(Metals & Mining) 4,598 124,882
Eldorado Gold Corp. (Metals & Mining) 25,215 783,934
Endeavour Silver Corp.
*
(Metals & Mining) 31,350 289,361
Equinox Gold Corp. (Metals & Mining) 83,292 1,162,756
First Majestic Silver Corp. (Metals & Mining) 49,124 968,234
Fortuna Mining Corp.
*
(Metals & Mining) 32,363 312,303
Franco-Nevada Corp. (Metals & Mining) 20,440 4,708,149
Galiano Gold, Inc.
*
(Metals & Mining) 22,034 51,119
Gold Fields, Ltd.
ADR
(Metals & Mining) 94,889 4,030,885
Gold Royalty Corp.
*
(Metals & Mining) 19,248 66,021
Harmony Gold Mining Co., Ltd.
ADR
(Metals & Mining) 57,876 912,705
Hecla Mining Co. (Metals & Mining) 71,043 1,280,195
i-80 Gold Corp.
*
(Metals & Mining) 88,038 132,057
IAMGOLD Corp.
*
(Metals & Mining) 62,046 1,046,716
Integra Resources Corporation
*
(Metals & Mining) 17,926 48,400
Kinross Gold Corp. (Metals & Mining) 127,206 3,846,709
McEwen Mining, Inc.
*
(Metals & Mining) 5,293 114,752
Newmont Corp. (Metals & Mining) 115,695 12,852,557
NovaGold Resources, Inc.
*
(Metals & Mining) 30,649 247,031
OR Royalties, Inc. (Metals & Mining) 19,877 733,660
Orla Mining Ltd. (Metals & Mining) 28,486 373,167
Osisko Development Corp.
*
(Metals & Mining) 18,927 56,592
Common Stocks, continued
Shares Value
Pan American Silver Corp. (Metals & Mining) 44,728 $ 2,338,827
Perpetua Resources Corp.
*
(Metals & Mining) 8,319 229,688
Royal Gold, Inc. (Metals & Mining) 8,590 2,004,734
Seabridge Gold, Inc.
*
(Metals & Mining) 9,071 253,534
Sibanye Stillwater, Ltd.
ADR
(Metals & Mining) 75,023 901,776
Skeena Resources Ltd.
*
(Metals & Mining) 12,860 375,512
SSR Mining, Inc.
*
(Metals & Mining) 21,522 620,049
Triple Flag Precious Metals Corp. (Metals & Mining) 7,445 237,570
Wheaton Precious Metals Corp. (Metals & Mining) 48,136 6,087,278
TOTAL COMMON STOCKS
  (Cost $28,492,212) 74,313,816
Repurchase Agreements
(a)(b)
( 23.6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $21,958,133 $ 21,956,000 21,956,000
TOTAL REPURCHASE AGREEMENTS
(Cost $21,956,000) 21,956,000
TOTAL INVESTMENT SECURITIES
  (Cost $50,448,212)— 103.7% 96,269,816
Net other assets (liabilities) —  (3.7)% (3,413,898)
NET ASSETS — 100.0% $ 92,855,918
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $13,889,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR
American Depositary Receipt
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Precious Metals
Index Goldman Sachs International 5/26/26 4.39% $ 34,682,815 $ (1,586,902)
Dow Jones Precious Metals
Index UBS AG 5/26/26 4.44% 30,032,343 (1,856,921)
$64,715,158 $(3,443,823)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Precious Metals UltraSector ProFund invested in the following industries as of April 30,
2026:
Value
% of Net
Assets
Metals & Mining $ 74,313,816 80.1%
Other
**
18,542,102 19.9%
Total $ 92,855,918 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Real Estate UltraSector ProFund
Common Stocks (75.5%)
Shares Value
Alexandria Real Estate Equities, Inc. (Office REITs) 1,273 $ 51,569
American Tower Corp. - Class A (Specialized REITs) 2,490 454,948
AvalonBay Communities, Inc. (Residential REITs) 1,156 211,547
Boston Properties, Inc. (Office REITs) 1,204 70,386
Camden Property Trust (Residential REITs) 844 88,637
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 2,372 338,555
CoStar Group, Inc.
*
(Real Estate Management &
Development) 3,460 119,751
Crown Castle International Corp. (Specialized REITs) 3,555 315,613
Digital Realty Trust, Inc. (Specialized REITs) 1,852 372,141
Equinix, Inc. (Specialized REITs) 523 566,319
Equity Residential (Residential REITs) 2,807 183,522
Essex Property Trust, Inc. (Residential REITs) 526 138,448
Extra Space Storage, Inc. (Specialized REITs) 1,733 248,391
Federal Realty Investment Trust (Retail REITs) 641 71,087
Healthpeak Properties, Inc. (Health Care REITs) 5,675 91,765
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 5,222 110,341
Invitation Homes, Inc. (Residential REITs) 4,605 132,486
Iron Mountain, Inc. (Specialized REITs) 2,415 304,266
Kimco Realty Corp. (Retail REITs) 5,504 130,115
Mid-America Apartment Communities, Inc. (Residential
REITs) 954 123,238
Prologis, Inc. (Industrial REITs) 4,944 702,147
Public Storage (Specialized REITs) 1,115 337,232
Realty Income Corp. (Retail REITs) 5,169 332,057
Regency Centers Corp. (Retail REITs) 1,344 104,630
SBA Communications Corp. - Class A (Specialized
REITs) 870 192,444
Simon Property Group, Inc. (Retail REITs) 1,764 359,344
UDR, Inc. (Residential REITs) 2,455 89,215
Common Stocks, continued
Shares Value
Ventas, Inc. (Health Care REITs) 3,878 $ 340,721
VICI Properties, Inc. (Specialized REITs) 8,916 260,347
Welltower, Inc. (Health Care REITs) 3,711 806,549
Weyerhaeuser Co. (Specialized REITs) 5,883 144,251
TOTAL COMMON STOCKS
  (Cost $6,077,584) 7,792,062
Repurchase Agreements
(a)(b)
( 7.9% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $812,079 $ 812,000 812,000
TOTAL REPURCHASE AGREEMENTS
(Cost $812,000) 812,000
TOTAL INVESTMENT SECURITIES
  (Cost $6,889,584)— 83.4% 8,604,062
Net other assets (liabilities) —  16.6% 1,708,978
NET ASSETS — 100.0% $ 10,313,040
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $484,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT
Real Estate Investment Trust
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Real Estate Select Sector
Index Goldman Sachs International 5/26/26 4.39% $ 3,740,755 $ (17,227)
S&P Real Estate Select Sector
Index UBS AG 5/26/26 4.44% 3,938,899 (15,935)
$7,679,654 $(33,162)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Real Estate UltraSector ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Health Care REITs $ 1,239,035 12.0%
Hotel & Resort REITs 110,341 1.1%
Industrial REITs 702,147 6.8%
Office REITs 121,955 1.2%
Real Estate Management & Development 458,306 4.4%
Residential REITs 967,093 9.4%
Retail REITs 997,233 9.7%
Specialized REITs 3,195,952 30.9%
Other
**
2,520,978 24.5%
Total $ 10,313,040 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Rising Rates Opportunity ProFund
Repurchase Agreements
(a)(b)
( 88.8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $8,684,844 $ 8,684,000 $ 8,684,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,684,000) 8,684,000
TOTAL INVESTMENT SECURITIES
  (Cost $8,684,000)— 88.8% 8,684,000
Net other assets (liabilities) —  11.2% 1,092,864
NET ASSETS — 100.0% $ 9,776,864
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $419,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received )
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
30-Year U.S. Treasury Bond,
4.75%, due 2/15/56 Citibank North America 5/15/26 (3.51)% $ (9,374,875) $ 111,800
30-Year U.S. Treasury Bond,
4.75%, due 2/15/56 Societe Generale 5/15/26 (3.44)% (2,888,317) 42,921
$(12,263,192) $154,721
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Rising Rates Opportunity 10 ProFund
Repurchase Agreements
(a)(b)
( 96.2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $799,078 $ 799,000 $ 799,000
TOTAL REPURCHASE AGREEMENTS
(Cost $799,000) 799,000
TOTAL INVESTMENT SECURITIES
  (Cost $799,000)— 96.2% 799,000
Net other assets (liabilities) —  3.8% 31,560
NET ASSETS — 100.0% $ 830,560
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $64,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received )
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
10-Year U.S. Treasury Note,
4.13%, due 2/15/36 Citibank North America 5/15/26 (3.48)% $ (631,995) $ 5,157
10-Year U.S. Treasury Note,
4.13%, due 2/15/36 Societe Generale 5/15/26 (3.41)% (197,498) 1,669
$(829,493) $6,826
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Rising U.S. Dollar ProFund
Repurchase Agreements
(a)(b)
( 98.2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $9,819,954 $ 9,819,000 $ 9,819,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,819,000) 9,819,000
TOTAL INVESTMENT SECURITIES
  (Cost $10,961,905)— 109.6% 10,963,561
Net other assets (liabilities) —  (9.6)% (960,406)
NET ASSETS — 100.0% $ 10,003,155
(a)
A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $181,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
As of April 30, 2026, the Rising U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International were as follows:
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Short:
U.S. dollar $ 682,474 British pound 506,803 5/22/26 $ 689,488 $ (7,014)
U.S. dollar 504,325 Canadian dollar 696,545 5/22/26 513,338 (9,013)
U.S. dollar 3,640,869 Euro 3,105,473 5/22/26 3,648,143 (7,274)
U.S. dollar 501,873 Japanese yen 79,265,340 5/22/26 507,365 (5,492)
U.S. dollar 292,672 Swedish krona 2,692,275 5/22/26 292,071 601
U.S. dollar 338,359 Swiss franc 265,585 5/22/26 340,812 (2,453)
Total Short Contracts $ 5,960,572 $ 5,991,217 $(30,645)
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Long:
British pound 53,620 U.S. dollar $ 72,955 5/22/26 $ 72,948 $ (7)
Canadian dollar 72,259 U.S. dollar 53,246 5/22/26 53,254 8
Euro 276,958 U.S. dollar 325,300 5/22/26 325,356 56
Japanese yen 16,409,182 U.S. dollar 104,944 5/22/26 105,032 88
Swedish krona 241,627 U.S. dollar 26,203 5/22/26 26,213 10
Swiss franc 18,095 U.S. dollar 23,203 5/22/26 23,220 17
Total Long Contracts $ 605,851 $ 606,023 $ 172
As of April 30, 2026, the Rising U.S. Dollar ProFund's forward currency contracts with UBS AG were as follows:
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Short:
U.S. dollar $ 637,095 British pound 473,176 5/22/26 $ 643,740 $ (6,645)
U.S. dollar 482,746 Canadian dollar 667,433 5/22/26 491,883 (9,137)
U.S. dollar 2,757,727 Euro 2,350,951 5/22/26 2,761,771 (4,044)
U.S. dollar 1,003,759 Japanese yen 158,096,957 5/22/26 1,011,953 (8,194)
U.S. dollar 179,662 Swedish krona 1,651,095 5/22/26 179,119 543
U.S. dollar 63,203 Swiss franc 49,602 5/22/26 63,652 (449)
Total Short Contracts $ 5,124,192 $ 5,152,118 $(27,926)
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Long:
British pound 51,679 U.S. dollar $ 69,745 5/22/26 $ 70,308 $ 563
Canadian dollar 56,718 U.S. dollar 41,184 5/22/26 41,800 616
Euro 276,457 U.S. dollar 325,203 5/22/26 324,767 (436)
Japanese yen 8,610,287 U.S. dollar 54,454 5/22/26 55,113 659
Swedish krona 232,970 U.S. dollar 25,269 5/22/26 25,274 5
Swiss franc 16,580 U.S. dollar 21,199 5/22/26 21,276 77
Total Long Contracts $ 537,054 $ 538,538 $ 1,484
Total unrealized appreciation $3,243
Total unrealized (depreciation) (60,158)
Total net unrealized appreciation/(depreciation) $(56,915)

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Semiconductor UltraSector ProFund
Common Stocks (53.4%)
Shares Value
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 52,431 $ 18,586,265
Allegro MicroSystems , Inc.
*
(Semiconductors &
Semiconductor Equipment) 3,992 193,612
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 3,660 255,285
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 15,719 6,323,125
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 25,525 10,069,357
Astera Labs, Inc.
*
(Semiconductors & Semiconductor
Equipment) 4,273 832,124
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 152,528 63,669,763
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 1,640 267,451
Credo Technology Group Holding, Ltd.
*
(Semiconductors & Semiconductor Equipment) 5,112 889,539
Enphase Energy, Inc.
*
(Semiconductors &
Semiconductor Equipment) 4,208 138,696
Entegris , Inc. (Semiconductors & Semiconductor
Equipment) 4,888 691,065
GLOBALFOUNDRIES, Inc.
*
(Semiconductors &
Semiconductor Equipment) 3,395 219,317
Intel Corp.
*
(Semiconductors & Semiconductor
Equipment) 151,087 14,274,700
KLA Corp. (Semiconductors & Semiconductor
Equipment) 4,219 7,384,727
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 40,158 10,355,142
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 4,399 537,910
MACOM Technology Solutions Holdings, Inc.
*
(Semiconductors & Semiconductor Equipment) 2,075 584,341
Marvell Technology, Inc. (Semiconductors &
Semiconductor Equipment) 28,049 4,632,292
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 17,402 1,616,820
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 36,194 18,718,089
MKS, Inc. (Semiconductors & Semiconductor
Equipment) 2,160 612,900
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 1,566 2,528,166
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 781,437 155,951,381
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 8,095 2,376,611
Common Stocks, continued
Shares Value
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 12,675 $ 1,277,767
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 1,597 471,211
Qnity Electronics, Inc. (Semiconductors &
Semiconductor Equipment) 6,737 947,626
Qorvo, Inc.
*
(Semiconductors & Semiconductor
Equipment) 2,713 255,619
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 34,322 6,163,545
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 3,462 398,511
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 1,060 230,762
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 4,836 339,342
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 5,036 1,729,715
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 29,185 8,203,320
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 1,422 123,842
TOTAL COMMON STOCKS
  (Cost $80,468,342) 341,849,938
Repurchase Agreements
(a)(b)
( 27.6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $176,546,150 $ 176,529,000 176,529,000
TOTAL REPURCHASE AGREEMENTS
(Cost $176,529,000) 176,529,000
TOTAL INVESTMENT SECURITIES
  (Cost $256,997,342)— 81.0% 518,378,938
Net other assets (liabilities) —  19.0% 121,809,572
NET ASSETS — 100.0% $ 640,188,510
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $96,250,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones U.S. Semiconductors
Index Goldman Sachs International 5/26/26 4.39% $ 313,705,154 $ 10,791,642
Dow Jones U.S. Semiconductors
Index UBS AG 5/26/26 4.44% 301,475,970 5,736,013
$615,181,124 $16,527,655
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Semiconductor UltraSector ProFund
Semiconductor UltraSector ProFund invested in the following industries as of April 30,
2026:
Value
% of Net
Assets
Semiconductors & Semiconductor Equipment $ 341,849,938 53.4%
Other
**
298,338,572 46.6%
Total $ 640,188,510 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Short Energy ProFund
Repurchase Agreements
(a) (b)
( 92 .6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $990,096 $ 990,000 $ 990,000
TOTAL REPURCHASE AGREEMENTS
(Cost $990,000) 990,000
TOTAL INVESTMENT SECURITIES
  (Cost $990,000)— 92.6% 990,000
Net other assets (liabilities) — 7 .4% 79,203
NET ASSETS — 100.0% $ 1,069,203
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $177,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Energy Select Sector Index Goldman Sachs International 5/26/26 (3.89)% $ (579,722) $ (26,029)
S&P Energy Select Sector Index UBS AG 5/26/26 (3.94)% (486,866) (26,869)
$(1,066,588) $(52,898)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Short Nasdaq-100 ProFund
Repurchase Agreements
(a)(b)
( 100.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $2,268,220 $ 2,268,000 $ 2,268,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,268,000) 2,268,000
TOTAL INVESTMENT SECURITIES
  (Cost $2,268,000)— 100.0% 2,268,000
Net other assets (liabilities) —  NM (793)
NET ASSETS — 100.0% $ 2,267,207
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $286,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
NM
Not meaningful, amount is less than 0.05%
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nasdaq-100 Index Goldman Sachs International 5/27/26 (4.14)% $ (1,489,278) $ (8,655)
Nasdaq-100 Index UBS AG 5/27/26 (4.04)% (763,169) (3,826)
$(2,252,447) $(12,481)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Short Precious Metals ProFund
Repurchase Agreements
(a) (b)
( 96 .8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $16,451,598 $ 16,450,000 $ 16,450,000
TOTAL REPURCHASE AGREEMENTS
(Cost $16,450,000) 16,450,000
TOTAL INVESTMENT SECURITIES
  (Cost $16,450,000)— 96.8% 16,450,000
Net other assets (liabilities) — 3 .2% 543,801
NET ASSETS — 100.0% $ 16,993,801
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $3,382,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Precious Metals
Index Goldman Sachs International 5/26/26 (3.89)% $ (8,380,636) $ 362,599
Dow Jones Precious Metals
Index UBS AG 5/26/26 (3.94)% (8,597,810) 331,512
$(16,978,446) $694,111
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Short Real Estate ProFund
Repurchase Agreements
(a) (b)
( 97 .8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $772,075 $ 772,000 $ 772,000
TOTAL REPURCHASE AGREEMENTS
(Cost $772,000) 772,000
TOTAL INVESTMENT SECURITIES
  (Cost $772,000)— 97.8% 772,000
Net other assets (liabilities) — 2 .2% 17,099
NET ASSETS — 100.0% $ 789,099
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $170,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Real Estate Select Sector
Index Goldman Sachs International 5/26/26 (3.89)% $ (389,094) $ (4,339)
S&P Real Estate Select Sector
Index UBS AG 5/26/26 (3.94)% (395,198) (3,920)
$(784,292) $(8,259)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Short Small-Cap ProFund
Repurchase Agreements
(a) (b)
( 96 .2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $815,079 $ 815,000 $ 815,000
TOTAL REPURCHASE AGREEMENTS
(Cost $815,000) 815,000
TOTAL INVESTMENT SECURITIES
  (Cost $815,000)— 96.2% 815,000
Net other assets (liabilities) — 3 .8% 32,583
NET ASSETS — 100.0% $ 847,583
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $100,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Russell 2000 Index Goldman Sachs International 5/27/26 (3.79)% $ (660,776) $ (2,969)
Russell 2000 Index UBS AG 5/27/26 (3.94)% (183,393) (718)
$(844,169) $(3,687)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Small-Cap Growth ProFund
Common Stocks ( 99 .7% )
Shares Value
A10 Networks, Inc. (Software) 255 $ 6,803
AAR Corp.
*
(Aerospace & Defense) 211 23,289
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 678 15,221
Acadian Asset Management, Inc. (Capital Markets) 143 9,631
ACI Worldwide, Inc.
*
(Software) 368 15,905
ACM Research, Inc.
*
- Class A (Semiconductors &
Semiconductor Equipment) 288 14,887
Acushnet Holdings Corp. (Leisure Products) 149 14,426
Adamas Trust, Inc. (Mortgage REITs) 455 4,086
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 65 6,298
Adeia, Inc. (Software) 593 18,887
ADMA Biologics, Inc.
*
(Biotechnology) 1,288 13,202
ADT, Inc. (Diversified Consumer Services) 908 6,837
Adtalem Global Education, Inc.
*
(Diversified Consumer
Services) 187 21,546
Agilysys, Inc.
*
(Software) 138 8,840
Alarm.com Holdings, Inc.
*
(Software) 157 6,972
Alkermes PLC
*
(Biotechnology) 894 30,137
American Eagle Outfitters, Inc. (Specialty Retail) 358 6,236
American States Water Co. (Water Utilities) 136 10,239
Ameris Bancorp (Banks) 198 16,880
AMERISAFE, Inc. (Insurance) 47 1,424
Amneal Pharmaceuticals, Inc.
*
(Biotech & Pharma) 551 7,091
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 100 2,196
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 97 7,707
Apellis Pharmaceuticals, Inc.
*
(Biotechnology) 555 22,727
Archrock, Inc. (Energy Equipment & Services) 949 36,773
Arcosa, Inc. (Construction & Engineering) 170 21,500
Arcus Biosciences, Inc.
*
(Biotechnology) 289 7,370
Argan, Inc. (Construction & Engineering) 75 50,249
Arlo Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 574 8,065
ARMOUR Residential REIT, Inc. (Mortgage REITs) 606 10,629
Armstrong World Industries, Inc. (Building Products) 233 39,701
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 206 7,713
Artivion, Inc.
*
(Health Care Equipment & Supplies) 228 8,169
Assured Guaranty, Ltd. (Insurance) 122 9,992
Astec Industries, Inc. (Machinery) 59 3,836
Atmus Filtration Technologies, Inc. (Machinery) 304 19,274
Avista Corp. (Multi-Utilities) 207 8,508
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 106 14,746
Axos Financial, Inc.
*
(Banks) 307 29,606
Azenta, Inc.
*
(Life Sciences Tools & Services) 133 3,268
AZZ, Inc. (Building Products) 162 23,172
Badger Meter, Inc. (Electronic Equipment, Instruments
& Components) 160 19,346
Balchem Corp. (Chemicals) 103 16,647
BancFirst Corp. (Banks) 71 7,924
BankUnited, Inc. (Banks) 189 8,785
BGC Group, Inc. - Class A (Capital Markets) 1,160 13,027
BioLife Solutions, Inc.
*
(Life Sciences Tools & Services) 106 2,234
BJ's Restaurants, Inc.
*
(Hotels, Restaurants & Leisure) 51 1,958
BlackLine, Inc.
*
(Software) 270 8,438
Boot Barn Holdings, Inc.
*
(Specialty Retail) 165 28,290
Box, Inc.
*
- Class A (Software) 504 12,197
Brady Corp. - Class A (Commercial Services &
Supplies) 236 19,310
BrightSpring Health Services, Inc.
*
(Health Care
Providers & Services) 716 34,346
Brinker International, Inc.
*
(Hotels, Restaurants &
Leisure) 236 35,928
Broadstone Net Lease, Inc. (Equity REIT - Diversified) 266 5,267
Cactus, Inc. - Class A (Energy Equipment & Services) 235 13,094
California Water Service Group (Water Utilities) 155 6,547
Common Stocks, continued
Shares Value
Calix, Inc.
*
(Communications Equipment) 326 $ 14,201
Callaway Brands Corp.
*
(Leisure Products) 484 7,405
Cal-Maine Foods, Inc. (Food Products) 242 18,697
Cargurus, Inc.
*
(Interactive Media & Services) 220 8,020
Casella Waste Systems, Inc.
*
- Class A (Commercial
Services & Supplies) 338 26,787
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 626 17,609
Cavco Industries, Inc.
*
(Household Durables) 42 21,294
Centerspace (Residential REITs) 43 2,936
Century Aluminum Co.
*
(Metals & Mining) 176 10,461
Certara, Inc.
*
(Health Care Technology) 330 2,023
Champion Homes, Inc.
*
(Household Durables) 138 10,520
Chesapeake Utilities Corp. (Gas Utilities) 77 9,711
Cinemark Holdings, Inc. (Entertainment) 341 10,066
City Holding Co. (Banks) 54 6,640
Cleanspark, Inc.
*
(Software) 803 10,062
Clear Secure, Inc. - Class A (Software) 480 25,626
Clearway Energy, Inc. - Class C (Independent Power/
Renewable Electricity Producers) 647 26,113
Cogent Communications Holdings, Inc. (Diversified
Telecommunication Services) 139 3,148
Cohen & Steers, Inc. (Capital Markets) 69 4,850
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 171 5,768
Community Financial System, Inc. (Banks) 145 9,187
Comstock Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 248 4,320
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 323 7,258
Corcept Therapeutics, Inc.
*
(Pharmaceuticals) 507 23,586
CorVel Corp.
*
(Health Care Providers & Services) 105 6,033
CSG Systems International, Inc. (Professional Services) 146 11,740
CSW Industrials, Inc. (Building Products) 52 15,142
CTS Corp. (Electronic Equipment, Instruments &
Components) 69 3,940
Curbline Properties Corp. (Retail REITs) 525 14,490
Customers Bancorp, Inc.
*
(Banks) 84 6,407
CVR Energy, Inc. (Oil, Gas & Consumable Fuels) 78 2,585
Cytek Biosciences, Inc.
*
(Life Sciences Tools &
Services) 387 1,765
Dana, Inc. (Automobile Components) 298 10,862
DiamondRock Hospitality Co. (Hotel & Resort REITs) 540 5,508
Diebold Nixdorf, Inc.
*
(Technology Hardware, Storage
& Peripherals) 122 9,371
Digi International, Inc.
*
(Communications Equipment) 204 11,432
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 65 3,270
Dorman Products, Inc.
*
(Automobile Components) 151 16,990
DoubleVerify Holdings, Inc.
*
(Software) 427 4,706
DXP Enterprises, Inc.
*
(Trading Companies &
Distributors) 69 11,782
Element Solutions, Inc. (Chemicals) 616 26,236
Ellington Financial, Inc. (Mortgage REITs) 675 8,944
Enact Holdings, Inc. (Financial Services) 86 3,675
Enerpac Tool Group Corp. (Machinery) 171 6,002
Enova International, Inc.
*
(Consumer Finance) 134 22,701
Enpro, Inc. (Machinery) 114 33,237
Enviri Corp.
*
(Commercial Services & Supplies) 437 8,605
ePlus, Inc. (Electronic Equipment, Instruments &
Components) 89 7,537
ESCO Technologies, Inc. (Machinery) 140 45,352
Essential Properties Realty Trust, Inc. (Equity REIT
- Diversified) 761 23,918
Etsy, Inc.
*
(Broadline Retail) 534 34,358
EVERTEC, Inc. (Financial Services) 346 10,217
Everus Construction Group, Inc.
*
(Construction &
Engineering) 276 40,691
Extreme Networks, Inc.
*
(Communications Equipment) 472 10,426
EZCORP, Inc.
*
- Class A (Consumer Finance) 318 10,424

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Small-Cap Growth ProFund
Common Stocks, continued
Shares Value
FB Financial Corp. (Banks) 96 $ 5,191
Federal Signal Corp. (Machinery) 329 40,510
First Bancorp (Banks) 488 11,849
First Bancorp (Banks) 99 5,716
FormFactor, Inc.
*
(Semiconductors & Semiconductor
Equipment) 420 57,090
Four Corners Property Trust, Inc. (Specialized REITs) 279 7,134
Franklin Electric Co., Inc. (Machinery) 114 11,422
Freshpet, Inc.
*
(Retail - Discretionary) 166 11,185
Frontdoor, Inc.
*
(Diversified Consumer Services) 390 26,767
Gates Industrial Corp. PLC
*
(Machinery) 742 19,003
Gentherm, Inc.
*
(Automobile Components) 73 2,197
Getty Realty Corp. (Retail REITs) 149 4,935
Glaukos Corp.
*
(Health Care Equipment & Supplies) 214 30,746
Gogo, Inc.
*
(Wireless Telecommunication Services) 420 1,756
Goosehead Insurance, Inc.
*
- Class A (Insurance) 92 4,121
Granite Construction, Inc. (Construction & Engineering) 235 32,211
Green Brick Partners, Inc.
*
(Household Durables) 94 6,339
Griffon Corp. (Building Products) 125 11,396
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 297 12,459
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 215 6,721
Hawkins, Inc. (Chemicals) 76 12,726
Hayward Holdings, Inc.
*
(Building Products) 518 7,775
HCI Group, Inc. (Insurance) 58 8,907
Healthcare Services Group, Inc.
*
(Commercial Services
& Supplies) 381 8,157
HealthStream, Inc. (Health Care Technology) 66 1,370
Helmerich & Payne, Inc. (Energy Equipment &
Services) 265 10,701
Hertz Global Holdings, Inc.
*(a)
(Ground Transportation) 465 2,957
Horace Mann Educators Corp. (Insurance) 115 5,226
ICU Medical, Inc.
*
(Health Care Equipment & Supplies) 64 7,629
Impinj, Inc.
*
(Semiconductors & Semiconductor
Equipment) 146 21,158
Independent Bank Corp. (Banks) 115 8,969
Indivior Pharmaceuticals, Inc.
*
(Pharmaceuticals) 676 24,862
Ingevity Corp.
*
(Chemicals) 111 8,457
Innovex International, Inc.
*
(Energy Equipment &
Services) 88 2,444
Innoviva, Inc.
*
(Pharmaceuticals) 227 5,219
Inspire Medical Systems, Inc.
*
(Health Care Equipment
& Supplies) 141 7,916
Installed Building Products, Inc. (Household Durables) 123 35,492
Interface, Inc. (Commercial Services & Supplies) 177 4,935
International Seaways, Inc. (Oil, Gas & Consumable
Fuels) 219 18,166
Interparfums, Inc. (Personal Care Products) 56 5,108
Iridium Communications, Inc. (Diversified
Telecommunication Services) 347 13,557
Itron, Inc.
*
(Electronic Equipment, Instruments &
Components) 159 13,324
JBG SMITH Properties (Office REITs) 192 2,880
John Bean Technologies Corp. (Machinery) 281 33,186
Kadant, Inc. (Machinery) 33 9,673
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels) 118 5,964
Knowles Corp.
*
(Electronic Equipment, Instruments &
Components) 262 8,172
Kodiak Gas Services, Inc. (Energy Equipment &
Services) 450 30,510
Kontoor Brands, Inc. (Textiles, Apparel & Luxury
Goods) 149 10,931
Krystal Biotech, Inc.
*
(Biotechnology) 140 36,717
Lakeland Financial Corp. (Banks) 66 3,994
Common Stocks, continued
Shares Value
Laureate Education, Inc.
*
- CLASS A (Diversified
Consumer Services) 726 $ 21,849
Legalzoom.com, Inc.
*
(Commercial Support Services) 486 3,135
LeMaitre Vascular, Inc. (Health Care Equipment &
Supplies) 113 12,402
Life Time Group Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 593 15,898
Life360, Inc.
*
(Software) 424 18,270
LifeStance Health Group, Inc.
*
(Health Care
Providers
& Services) 599 4,534
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 106 24,322
Liquidity Services, Inc.
*
(Commercial Services &
Supplies) 128 4,563
LiveRamp Holdings, Inc.
*
(Software) 342 9,997
LTC Properties, Inc. (Health Care REITs) 155 5,924
Lumen Technologies, Inc.
*
(Diversified
Telecommunication Services) 2,298 20,315
LXP Industrial Trust (Industrial REITs) 169 8,605
Lyft, Inc.
*
- Class A (Internet Media & Services) 2,155 30,493
Mack-Cali Realty Corp. (Residential REITs) 198 3,756
Madison Square Garden Sports Corp.
*
(Entertainment) 97 33,218
MARA Holdings, Inc.
*(a)
(Software) 1,126 13,501
MarketAxess Holdings, Inc. (Capital Markets) 109 17,134
Materion Corp. (Metals & Mining) 62 11,396
MaxLinear, Inc.
*
(Semiconductors & Semiconductor
Equipment) 189 13,372
Mercury General Corp. (Insurance) 144 14,012
Mercury Systems, Inc.
*
(Aerospace & Defense) 286 22,568
Merit Medical Systems, Inc.
*
(Health Care Equipment &
Supplies) 202 13,772
MGE Energy, Inc. (Electric Utilities) 99 7,942
Middlesex Water Co. (Water Utilities) 54 2,748
Millrose Properties, Inc. (Specialized REITs) 492 15,090
Mirion Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 1,324 26,149
Moelis & Co. - Class A (Capital Markets) 228 14,847
Monarch Casino & Resort, Inc. (Hotels, Restaurants &
Leisure) 66 7,834
Mueller Water Products, Inc. - Class A (Machinery) 550 15,340
MYR Group, Inc.
*
(Construction & Engineering) 84 34,004
N-able, Inc.
*
(Software) 206 1,067
Napco Security Technologies, Inc. (Electronic
Equipment, Instruments & Components) 127 5,937
National Beverage Corp.
*
(Beverages) 63 2,156
National HealthCare Corp. (Health Care Providers &
Services) 67 11,610
National Presto Industries, Inc. (Aerospace & Defense) 29 4,055
National Vision Holdings, Inc.
*
(Specialty Retail) 429 9,961
NCR Atleos Corp.
*
(Financial Services) 248 11,006
NeoGenomics, Inc.
*
(Health Care Providers & Services) 406 3,760
NetScout Systems, Inc.
*
(Communications Equipment) 197 6,639
NexPoint Residential Trust, Inc. (Residential REITs) 54 1,560
NMI Holdings, Inc.
*
- Class A (Financial Services) 412 15,949
Noble Corp. PLC (Energy Equipment & Services) 361 18,422
Northwest Natural Holding Co. (Gas Utilities) 119 6,307
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 319 11,975
OFG Bancorp (Banks) 103 4,734
OneSpaWorld Holdings, Ltd. (Diversified Consumer
Services) 552 13,612
OPENLANE, Inc.
*
(Commercial Services & Supplies) 575 18,078
OSI Systems, Inc.
*
(Electronic Equipment, Instruments
& Components) 84 24,101
Otter Tail Corp. (Electric Utilities) 102 9,102
Outfront Media, Inc. (Specialized REITs) 535 16,504

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Small-Cap Growth ProFund
Common Stocks, continued
Shares Value
Pacira BioSciences, Inc.
*
(Pharmaceuticals) 222 $ 5,659
Palomar Holdings, Inc.
*
(Insurance) 143 17,213
Papa John's International, Inc. (Hotels, Restaurants &
Leisure) 83 3,004
Par Pacific Holdings, Inc.
*
(Oil, Gas & Consumable
Fuels) 131 8,603
Park National Corp. (Banks) 43 7,404
Pathward Financial, Inc. (Banks) 118 10,247
Patrick Industries, Inc. (Automobile Components) 81 7,533
Payoneer Global, Inc.
*
(Financial Services) 1,030 5,129
PDF Solutions, Inc.
*
(Semiconductors & Semiconductor
Equipment) 173 7,413
Pediatrix Medical Group, Inc.
*
(Health Care Providers
& Services) 456 10,265
Penguin Solutions, Inc.
*
(Semiconductors &
Semiconductor Equipment) 127 3,862
PennyMac Mortgage Investment Trust (Mortgage
REITs) 471 5,737
Perdoceo Education Corp. (Diversified Consumer
Services) 213 7,229
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 112 5,956
Phillips Edison & Co., Inc. (Retail REITs) 395 15,866
Piper Sandler Cos (Institutional Financial Services) 198 17,266
Pitney Bowes, Inc. (Commercial Services & Supplies) 377 5,828
PJT Partners, Inc. - Class A (Capital Markets) 132 20,162
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 64 16,037
Powell Industries, Inc. (Electrical Equipment) 154 42,700
Preferred Bank (Banks) 61 5,779
PriceSmart, Inc. (Consumer Staples Distribution &
Retail) 137 21,499
Primoris Services Corp. (Construction & Engineering) 292 52,895
Privia Health Group, Inc.
*
(Health Care Providers &
Services) 626 15,555
ProAssurance Corp.
*
(Insurance) 142 3,507
Progress Software Corp.
*
(Software) 155 4,317
Progyny, Inc.
*
(Health Care Providers & Services) 434 8,064
Protagonist Therapeutics, Inc.
*
(Biotechnology) 318 31,472
Proto Labs, Inc.
*
(Machinery) 128 8,296
PTC Therapeutics, Inc.
*
(Biotechnology) 435 28,301
Q2 Holdings, Inc.
*
(Software) 213 10,810
Qorvo, Inc.
*
(Semiconductors & Semiconductor
Equipment) 288 27,135
QuinStreet, Inc.
*
(Interactive Media & Services) 197 2,514
Radian Group, Inc. (Financial Services) 367 13,150
RadNet, Inc.
*
(Health Care Providers & Services) 241 13,629
Ralliant Corp. (Electrical Equipment) 317 14,404
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants &
Leisure) 263 14,191
Resideo Technologies, Inc.
*
(Building Products) 417 17,251
REX American Resources Corp.
*
(Oil, Gas &
Consumable Fuels) 106 5,141
Reynolds Consumer Products, Inc. (Household Products) 133 2,789
RingCentral, Inc. - Class A (Software) 242 9,733
Ryman Hospitality Properties, Inc. (Hotel & Resort
REITs) 341 35,835
Safety Insurance Group, Inc. (Insurance) 41 3,082
Sanmina Corp.
*
(Electronic Equipment, Instruments &
Components) 296 64,475
Sarepta Therapeutics, Inc.
*
(Biotechnology) 346 7,224
Saul Centers, Inc. (Retail REITs) 38 1,308
Schrodinger, Inc.
*
(Health Care Technology) 304 3,636
Seacoast Banking Corp. of Florida (Banks) 246 7,742
SeaWorld Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 78 2,750
Common Stocks, continued
Shares Value
Semtech Corp.
*
(Semiconductors & Semiconductor
Equipment) 351 $ 36,873
Sensient Technologies Corp. (Chemicals) 230 26,137
ServisFirst Bancshares, Inc. (Banks) 136 10,828
Sezzle, Inc.
*
(Financial Services) 92 7,323
Shake Shack, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 218 22,335
SiriusPoint, Ltd.
*
(Insurance) 563 13,180
Six Flags Entertainment Corp.
*
(Hotels, Restaurants &
Leisure) 247 4,639
SkyWest, Inc.
*
(Passenger Airlines) 135 11,086
SolarEdge Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 191 8,186
Sonos, Inc.
*
(Household Durables) 654 9,699
Sphere Entertainment Co.
*
(Entertainment) 144 20,513
Sprinklr, Inc.
*
- Class A (Software) 669 3,291
SPS Commerce, Inc.
*
(Software) 122 6,847
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 140 3,690
Standex International Corp. (Machinery) 66 18,018
Stellar Bancorp, Inc. (Banks) 109 4,094
StepStone Group, Inc. - Class A (Capital Markets) 399 21,107
Steven Madden, Ltd. (Textiles, Apparel & Luxury
Goods) 220 8,263
StoneX Group, Inc.
*
(Capital Markets) 379 40,185
Sunrun, Inc.
*
(Electrical Equipment) 1,256 15,989
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 214 10,272
Tandem Diabetes Care, Inc.
*
(Health Care Equipment &
Supplies) 206 4,022
Tanger, Inc. (Retail REITs) 411 15,240
Tennant Co. (Machinery) 42 3,488
Teradata Corp.
*
(Software) 288 7,589
Terreno Realty Corp. (Industrial REITs) 395 25,754
TG Therapeutics, Inc.
*
(Biotechnology) 736 24,862
The Bancorp, Inc.
*
(Banks) 229 13,701
The Buckle, Inc. (Specialty Retail) 98 5,450
The Cheesecake Factory, Inc. (Hotels, Restaurants &
Leisure) 132 8,299
The Chefs' Warehouse, Inc.
*
(Consumer Staples
Distribution & Retail) 196 15,210
The Macerich Co. (Retail REITs) 721 15,667
The St. Joe Co. (Real Estate Management &
Development) 216 13,947
The Vita Coco Co., Inc.
*
(Beverages) 237 15,639
Tidewater, Inc.
*
(Energy Equipment & Services) 249 22,243
Tootsie Roll Industries, Inc. (Food Products) 110 4,644
TransMedics Group, Inc.
*
(Health Care Equipment &
Supplies) 185 18,646
TripAdvisor, Inc.
*
(Interactive Media & Services) 620 6,901
Trupanion, Inc.
*
(Insurance) 121 2,903
TrustCo Bank Corp. (Banks) 42 1,999
Trustmark Corp. (Banks) 157 6,966
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 39 2,778
UFP Technologies, Inc.
*
(Health Care Equipment &
Supplies) 42 8,048
UniFirst Corp. (Commercial Services & Supplies) 32 8,176
United Fire Group, Inc. (Insurance) 58 2,339
Uniti Group, Inc.
*
(Specialized REITs) 970 11,475
Universal Health Realty Income Trust (Health Care
REITs) 41 1,669
Upwork, Inc.
*
(Professional Services) 707 7,317
Urban Edge Properties (Retail REITs) 327 7,168
Urban Outfitters, Inc.
*
(Specialty Retail) 291 20,469

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Small-Cap Growth ProFund
Common Stocks, continued
Shares Value
Veeco Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 166 $ 8,275
Veracyte, Inc.
*
(Biotechnology) 428 14,090
Vericel Corp.
*
(Biotechnology) 274 9,516
Verra Mobility Corp.
*
(Professional Services) 864 12,813
Viasat, Inc.
*
(Communications Equipment) 735 48,444
Viavi Solutions, Inc.
*
(Communications Equipment) 1,252 65,605
Victory Capital Holdings, Inc. - Class A (Capital
Markets) 167 13,111
Vir Biotechnology, Inc.
*
(Biotechnology) 250 2,554
Virtu Financial, Inc. - Class A (Capital Markets) 432 21,453
Vital Farms, Inc.
*
(Food Products) 201 2,744
VSE Corp. (Commercial Services & Supplies) 156 26,782
Warrior Met Coal, Inc. (Metals & Mining) 122 10,962
Waystar Holding Corp.
*
(Health Care Technology) 621 13,274
WD-40 Co. (Household Products) 43 9,028
Westamerica Bancorp (Banks) 57 3,125
Whitestone REIT (Retail REITs) 122 2,311
WillScot Mobile Mini Holdings Corp. (Biotech &
Pharma) 512 11,592
Winmark Corp. (Specialty Retail) 9 3,424
WisdomTree, Inc. (Capital Markets) 622 10,574
World Acceptance Corp.
*
(Consumer Finance) 10 1,472
Worthington Enterprises, Inc. (Household Durables) 78 4,233
WSFS Financial Corp. (Banks) 153 11,011
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs) 236 3,840
XPEL, Inc.
*
(Automobile Components) 136 6,476
Yelp, Inc.
*
(Interactive Media & Services) 183 5,051
ZoomInfo Technologies, Inc.
*
(Interactive Media &
Services) 843 5,269
Zurn Elkay Water Solutions Corp. (Building Products) 803 41,725
TOTAL COMMON STOCKS
  (Cost $2,961,281) 4,504,880
Repurchase Agreements
(b)
( 0 .2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $7,001 $ 7,000 7,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,000) 7,000
Collateral for Securities Loaned
(c)
( 0 .3% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.66%
(d)
14,533 14,533
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $14,533) 14,533
TOTAL INVESTMENT SECURITIES
  (Cost $2,982,814)— 100.2% 4,526,413
Net other assets (liabilities) — ( 0 .2 ) % (8,108)
NET ASSETS — 100.0% $ 4,518,305
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2026. The total value of securities on loan as of April 30, 2026 was $15,882.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at April
30, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2026.
REIT
Real Estate Investment Trust
Small-Cap Growth ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 49,912 1.1%
Automobile Components 44,058 1.0%
Banks 208,778 4.6%
Beverages 17,795 0.4%
Biotech & Pharma 18,683 0.4%
Biotechnology 261,002 5.9%
Broadline Retail 34,358 0.8%
Building Products 156,162 3.5%
Capital Markets 197,064 4.4%
Chemicals 90,203 2.0%
Commercial Services & Supplies 131,221 2.9%
Commercial Support Services 3,135 0.1%
Communications Equipment 156,747 3.5%
Construction & Engineering 231,550 5.1%
Consumer Finance 34,597 0.8%
Consumer Staples Distribution & Retail 36,709 0.8%
Diversified Consumer Services 97,840 2.2%
Diversified Telecommunication Services 37,020 0.8%
Electric Utilities 17,044 0.4%
Electrical Equipment 73,093 1.6%
Electronic Equipment, Instruments & Components 197,083 4.4%
Energy Equipment & Services 146,162 3.2%
Entertainment 63,797 1.5%
Equity REIT - Diversified 29,185 0.6%
Financial Services 78,908 1.7%
Food Products 26,085 0.6%
Gas Utilities 16,018 0.4%
Ground Transportation 2,957 0.1%
Health Care Equipment & Supplies 115,040 2.5%
Health Care Providers & Services 124,130 2.7%
Health Care REITs 7,593 0.2%
Health Care Technology 20,303 0.4%
Hotel & Resort REITs 45,183 0.9%
Hotels, Restaurants & Leisure 116,836 2.6%
Household Durables 87,577 1.9%
Household Products 11,817 0.3%
Independent Power/Renewable Electricity Producers 26,113 0.5%
Industrial REITs 34,359 0.8%
Institutional Financial Services 17,266 0.4%
Insurance 85,906 1.9%
Interactive Media & Services 27,755 0.6%
Internet Media & Services 30,493 0.7%
Leisure Products 21,831 0.5%
Life Sciences Tools & Services 7,267 0.2%
Machinery 266,637 5.8%
Metals & Mining 32,819 0.7%
Mortgage REITs 29,396 0.7%
Multi-Utilities 8,508 0.2%
Office REITs 2,880 0.1%
Oil, Gas & Consumable Fuels 44,779 1.0%
Passenger Airlines 11,086 0.2%
Personal Care Products 5,108 0.1%
Pharmaceuticals 122,268 2.7%
Professional Services 31,870 0.7%
Real Estate Management & Development 13,947 0.3%
Residential REITs 8,252 0.2%

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Small-Cap Growth ProFund
Value
% of Net
Assets
Retail - Discretionary $ 11,185 0.2%
Retail REITs 76,985 1.6%
Semiconductors & Semiconductor Equipment 212,997 4.7%
Software 203,858 4.5%
Specialized REITs 50,203 1.2%
Specialty Retail 73,830 1.6%
Technology Hardware, Storage & Peripherals 9,371 0.2%
Textiles, Apparel & Luxury Goods 19,194 0.4%
Trading Companies & Distributors 11,782 0.3%
Water Utilities 19,534 0.4%
Wireless Telecommunication Services 1,756 NM
Other
**
13,425 0.3%
Total $ 4,518,305 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks (56.8%)
Shares Value
10X Genomics, Inc.
*
- Class A (Medical Equipment &
Devices) 205 $ 4,520
1-800-Flowers.com, Inc.
*
- Class A (Specialty Retail) 43 152
1st Source Corp. (Banks) 34 2,500
3D Systems Corp.
*
(Machinery) 259 637
4D Molecular Therapeutics, Inc.
*
(Biotechnology) 81 718
8x8, Inc.
*
(Software) 250 480
908 Devices, Inc.
*
(Electronic Equipment, Instruments &
Components) 51 348
A10 Networks, Inc. (Software) 131 3,495
AAR Corp.
*
(Aerospace & Defense) 71 7,836
Aardvark Therapeutics, Inc.
*
(Biotech & Pharma) 23 125
Abacus Global Management, Inc. (Insurance) 74 703
Abeona Therapeutics, Inc.
*
(Biotech & Pharma) 84 459
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 83 7,084
ABM Industries, Inc. (Commercial Services & Supplies) 109 4,447
Absci Corp.
*
(Biotechnology) 249 1,239
Acacia Research Corp.
*
(Financial Services) 62 315
Academy Sports & Outdoors, Inc. (Specialty Retail) 121 6,636
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 230 5,164
Acadia Realty Trust (Retail REITs) 241 5,210
Acadian Asset Management, Inc. (Capital Markets) 49 3,300
Accel Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 92 1,149
Accendra Health, Inc.
*
(Health Care Providers &
Services) 138 512
ACCO Brands Corp. (Commercial Services & Supplies) 159 510
Accuray, Inc.
*
(Health Care Equipment & Supplies) 181 85
ACI Worldwide, Inc.
*
(Software) 189 8,169
Aclaris Therapeutics, Inc.
*
(Biotech & Pharma) 167 725
ACM Research, Inc.
*
- Class A (Semiconductors &
Semiconductor Equipment) 94 4,859
Acme United Corp. (Wholesale - Discretionary) 6 245
ACNB Corp. (Banks) 18 912
ACRES Commercial Realty Corp.
*
(Specialty Finance) 11 232
Actuate Therapeutics, Inc.
*
(Biotech & Pharma) 17 50
Acuren Corp.
*
(Asset Management) 369 3,372
Acushnet Holdings Corp. (Leisure Products) 50 4,841
ACV Auctions, Inc.
*
- Class A (Commercial Services &
Supplies) 306 1,588
Adamas Trust, Inc. (Mortgage REITs) 155 1,392
AdaptHealth Corp.
*
(Health Care Providers & Services) 186 2,438
Adaptive Biotechnologies Corp.
*
(Life Sciences Tools &
Services) 273 3,849
ADC Therapeutics S.A.
*
(Biotechnology) 186 703
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 33 3,197
Adeia, Inc. (Software) 198 6,306
Adient PLC
*
(Automobile Components) 143 3,010
ADMA Biologics, Inc.
*
(Biotechnology) 423 4,336
Adtalem Global Education, Inc.
*
(Diversified Consumer
Services) 62 7,144
ADTRAN Holdings, Inc.
*
(Communications Equipment) 136 2,406
Advance Auto Parts, Inc. (Specialty Retail) 110 6,546
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 69 26,490
AdvanSix, Inc. (Chemicals) 48 1,184
Advantage Solutions, Inc.
*
(Advertising & Marketing) 7 240
Aebi Schmidt Holding AG (Machinery) 68 790
Aehr Test Systems
*
(Semiconductors & Semiconductor
Equipment) 53 4,800
Aeluma, Inc.
*
(Semiconductors) 24 559
AeroVironment, Inc.
*
(Aerospace & Defense) 69 13,456
AerSale Corp.
*
(Aerospace & Defense) 65 437
Aeva Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 73 1,167
AG Mortgage Investment Trust, Inc. (Mortgage REITs) 52 410
Common Stocks, continued
Shares Value
agilon health, Inc.
*
(Health Care Facilities & Services) 23 $ 643
Agilysys, Inc.
*
(Software) 47 3,011
Agios Pharmaceuticals, Inc.
*
(Biotechnology) 103 2,884
AirJoule Technologies Corp.
*
(Electrical Equipment) 57 176
AIRO Group Holdings, Inc.
*
(Aerospace & Defense) 37 283
AirSculpt Technologies, Inc.
*
(Health Care Providers &
Services) 21 56
Airship AI Holdings, Inc.
*
(Software) 42 94
Akebia Therapeutics, Inc.
*
(Biotechnology) 462 638
Aktis Oncology, Inc.
*
(Biotech & Pharma) 38 713
Alamo Group, Inc. (Machinery) 19 3,295
Alarm.com Holdings, Inc.
*
(Software) 87 3,864
Albany International Corp. (Machinery) 52 3,018
Aldeyra Therapeutics, Inc.
*
(Biotechnology) 99 150
Alector, Inc.
*
(Biotechnology) 166 393
Alerus Financial Corp. (Financial Services) 43 1,158
Alexander's, Inc. (Retail REITs) 4 1,008
Alico, Inc. (Food Products) 10 416
Alight, Inc. - Class A (Professional Services) 848 702
Alignment Healthcare, Inc.
*
(Health Care Providers &
Services) 357 8,047
Alkami Technology, Inc.
*
(Software) 126 1,988
Alkermes PLC
*
(Biotechnology) 296 9,978
Allegiant Travel Co.
*
(Passenger Airlines) 26 1,967
Alliance Laundry Holdings, Inc.
*
(Machinery) 80 2,030
Allied Motion Technologies, Inc. (Electrical Equipment) 26 1,981
Allogene Therapeutics, Inc.
*
(Biotechnology) 284 605
Alpha and Omega Semiconductor, Ltd.
*
(Semiconductors
& Semiconductor Equipment) 46 1,998
Alpha Metallurgical Resources, Inc.
*
(Metals & Mining) 21 3,915
Alpha Teknova, Inc.
*
(Biotech & Pharma) 20 71
Alphatec Holdings, Inc.
*
(Health Care Equipment &
Supplies) 214 2,089
Alpine Income Property Trust, Inc. (Equity REIT
- Diversified) 24 451
Alta Equipment Group, Inc. (Trading Companies &
Distributors) 36 279
AlTi Global, Inc.
*
(Capital Markets) 79 280
Altice USA, Inc.
*
- Class A (Cable & Satellite) 477 754
Altimmune, Inc.
*
(Biotechnology) 238 619
Alumis, Inc.
*
(Pharmaceuticals) 125 3,086
Amalgamated Financial Corp. (Banks) 42 1,717
Ambarella, Inc.
*
(Semiconductors & Semiconductor
Equipment) 75 5,160
Ambiq Micro, Inc.
*
(Semiconductors & Semiconductor
Equipment) 33 1,237
AMC Entertainment Holdings, Inc.
*
(Entertainment) 943 1,433
AMC Networks, Inc.
*
- Class A (Media) 56 475
Amerant Bancorp, Inc. (Banks) 67 1,539
Ameresco, Inc.
*
- Class A (Construction & Engineering) 59 1,746
American Assets Trust, Inc. (Equity REIT - Diversified) 95 1,970
American Axle & Manufacturing Holdings, Inc.
*
(Automobile Components) 417 2,381
American Battery Technology Co.
*
(Metals & Mining) 227 767
American Coastal Insurance Corporation (Insurance) 45 536
American Eagle Outfitters, Inc. (Specialty Retail) 291 5,069
American Healthcare REIT, Inc. (Health Care REITs) 326 16,553
American Integrity Insurance Group, Inc. (Insurance) 22 431
American Outdoor Brands, Inc.
*
(Leisure Products) 22 207
American Public Education, Inc.
*
(Diversified Consumer
Services) 32 1,861
American Realty Investors, Inc.
*
(Real Estate
Management & Development) 2 28
American States Water Co. (Water Utilities) 71 5,345
American Superconductor Corp.
*
(Electrical Equipment) 84 4,497
American Vanguard Corp.
*
(Chemicals) 47 135
American Woodmark Corp.
*
(Building Products) 26 1,136

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Small-Cap ProFund
Common Stocks, continued
Shares Value
America's Car-Mart, Inc.
*
(Specialty Retail) 13 $ 159
Ameris Bancorp (Banks) 119 10,144
AMERISAFE, Inc. (Insurance) 35 1,061
Ames National Corp. (Banks) 16 451
AMMO, Inc.
*
(Leisure Products) 193 392
AMN Healthcare Services, Inc.
*
(Health Care Providers
& Services) 70 1,433
Amneal Pharmaceuticals, Inc.
*
(Biotech & Pharma) 275 3,539
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 66 1,449
Amplitude, Inc.
*
- Class A (Software) 179 1,273
Amprius Technologies, Inc.
*
(Electrical Equipment) 210 4,423
Amylyx Pharmaceuticals, Inc.
*
(Pharmaceuticals) 167 2,672
AnaptysBio, Inc.
*
(Biotechnology) 33 2,169
Anavex Life Sciences Corp.
*
(Biotechnology) 160 534
Angel Oak Mortgage REIT, Inc. (Mortgage REITs) 26 236
Angi, Inc.
*
(Interactive Media & Services) 64 470
AngioDynamics, Inc.
*
(Health Care Equipment &
Supplies) 68 744
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 35 2,781
Anika Therapeutics, Inc.
*
(Biotechnology) 23 286
Annexon, Inc.
*
(Biotechnology) 241 1,415
Anteris Technologies Global Corp.
*
(Medical Equipment
& Devices) 145 892
Anterix, Inc.
*
(Diversified Telecommunication Services) 21 1,015
Apogee Enterprises, Inc. (Building Products) 39 1,420
Apogee Therapeutics, Inc.
*
(Biotechnology) 81 6,714
Apollo Commercial Real Estate Finance, Inc. (Mortgage
REITs) 255 2,790
Appian Corp.
*
- Class A (Software) 72 1,497
Apple Hospitality REIT, Inc. (Hotel & Resort REITs) 409 5,510
Applied Digital Corp.
*
(IT Services) 434 14,865
Applied Optoelectronics, Inc.
*
(Communications
Equipment) 121 19,887
Aquestive Therapeutics, Inc.
*
(Pharmaceuticals) 186 763
Arbor Realty Trust, Inc.
(a)
(Mortgage REITs) 355 2,805
Arbutus Biopharma Corp.
*
(Biotechnology) 276 1,159
ArcBest Corp. (Ground Transportation) 41 5,231
Archer Aviation, Inc.
*
- Class A (Aerospace & Defense) 1,111 6,377
Archrock, Inc. (Energy Equipment & Services) 315 12,205
Arcosa, Inc. (Construction & Engineering) 89 11,256
Arcturus Therapeutics Holdings, Inc.
*
(Biotechnology) 48 414
Arcus Biosciences, Inc.
*
(Biotechnology) 153 3,902
Arcutis Biotherapeutics, Inc.
*
(Biotechnology) 201 4,667
Ardagh Metal Packaging SA (Containers & Packaging) 255 982
Ardelyx, Inc.
*
(Biotechnology) 437 2,766
Ardent Health Partners, Inc.
*
(Health Care Providers &
Services) 42 410
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels) 63 1,116
Ares Commercial Real Estate Corp. (Mortgage REITs) 96 502
Argan, Inc. (Construction & Engineering) 25 16,750
Arhaus, Inc. (Specialty Retail) 93 688
Arko Corp. (Specialty Retail) 130 858
Arlo Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 185 2,599
Armada Hoffler Properties, Inc. (Equity REIT
- Diversified) 146 889
ARMOUR Residential REIT, Inc. (Mortgage REITs) 206 3,613
Arq, Inc.
*
(Chemicals) 58 132
Array Technologies, Inc.
*
(Electrical Equipment) 277 2,144
Arrive AI, Inc.
*
(Air Freight & Logistics) 5 4
ArriVent Biopharma, Inc.
*
(Biotechnology) 59 1,834
Arrow Financial Corp. (Banks) 30 1,106
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 247 18,150
ARS Pharmaceuticals, Inc.
*
(Biotechnology) 108 892
Arteris, Inc.
*
(Software) 57 1,651
Common Stocks, continued
Shares Value
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 114 $ 4,268
Artivion, Inc.
*
(Health Care Equipment & Supplies) 80 2,866
Arvinas, Inc.
*
(Pharmaceuticals) 101 1,000
Asana, Inc.
*
- Class A (Software) 160 1,011
Asbury Automotive Group, Inc.
*
(Specialty Retail) 35 7,129
Ascent Industries Co.
*
(Steel) 15 219
ASGN, Inc.
*
(IT Services) 76 1,604
ASP Isotopes, Inc.
*
(Chemicals) 207 1,089
Aspen Aerogels, Inc.
*
(Chemicals) 121 449
Associated Banc-Corp. (Banks) 304 8,561
Astec Industries, Inc. (Machinery) 42 2,731
Astrana Health, Inc.
*
(Health Care Providers & Services) 74 2,526
Astronics Corp.
*
(Aerospace & Defense) 57 4,070
Asure Software, Inc.
*
(Professional Services) 43 389
Atea Pharmaceuticals, Inc.
*
(Pharmaceuticals) 128 705
Ategrity Specialty Holdings, LLC
*
(Insurance) 17 323
Atkore, Inc. (Electrical Equipment) 61 4,767
Atlanta Braves Holdings, Inc.
*
(Entertainment) 84 4,150
Atlanta Braves Holdings, Inc.
*
- Series A (Entertainment) 12 635
Atlantic International Corp.
*
(Biotech & Pharma) 13 19
Atlantic Union Bankshares Corp. (Banks) 260 9,789
Atlanticus Holdings Corp.
*
(Consumer Finance) 10 794
Atlas Energy Solutions, Inc. (Energy Equipment &
Services) 142 2,468
Atmus Filtration Technologies, Inc. (Machinery) 150 9,510
ATN International, Inc. (Diversified Telecommunication
Services) 18 503
Atomera, Inc.
*
(Semiconductors) 55 450
AtriCure, Inc.
*
(Health Care Equipment & Supplies) 88 2,474
Atrium Therapeutics, Inc.
*
(Biotech & Pharma) 22 281
aTyr Pharma, Inc.
*
(Biotechnology) 175 141
AudioEye, Inc.
*
(Software) 15 107
Aura Biosciences, Inc.
*
(Biotechnology) 82 578
Aurinia Pharmaceuticals, Inc.
*
(Biotechnology) 218 3,354
Avanos Medical, Inc.
*
(Health Care Equipment &
Supplies) 82 2,019
Aveanna Healthcare Holdings, Inc.
*
(Health Care
Providers & Services) 100 654
AvePoint, Inc.
*
(Software) 273 2,662
Aviat Networks, Inc.
*
(Communications Equipment) 21 482
Avidbank Holdings, Inc.
*
(Banks) 5 148
Avient Corp. (Chemicals) 168 6,229
Avista Corp. (Multi-Utilities) 148 6,083
Avita Medical, Inc.
*
(Biotechnology) 26 112
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 57 7,929
Axogen, Inc.
*
(Health Care Equipment & Supplies) 88 3,802
Axos Financial, Inc.
*
(Banks) 99 9,548
Axsome Therapeutics, Inc.
*
(Pharmaceuticals) 76 15,788
Azenta, Inc.
*
(Life Sciences Tools & Services) 74 1,818
AZZ, Inc. (Building Products) 54 7,724
B&G Foods, Inc. (Food Products) 142 787
Backblaze, Inc.
*
- Class A (IT Services) 103 441
Badger Meter, Inc. (Electronic Equipment, Instruments
& Components) 54 6,529
Bakkt Holdings, Inc.
*
(Institutional Financial Services) 30 259
Balchem Corp. (Chemicals) 60 9,697
Bally's Corp.
*
(Leisure Facilities & Services) 18 240
Banc of California, Inc. (Banks) 248 4,645
BancFirst Corp. (Banks) 38 4,241
Banco Latinoamericano de Comercio Exterior S.A. -
Class E (Financial Services) 51 2,725
Bandwidth, Inc.
*
- Class A (Diversified
Telecommunication Services) 50 1,841

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks, continued
Shares Value
Bank First Corp. (Banks) 19 $ 2,761
Bank of Hawaii Corp. (Banks) 72 5,725
Bank of Marin Bancorp (Banks) 27 692
Bank7 Corp. (Banks) 8 344
BankUnited, Inc. (Banks) 136 6,321
Bankwell Financial Group, Inc. (Banks) 12 621
Banner Corp. (Banks) 61 4,082
Bar Harbor Bankshares (Banks) 30 1,028
BARK, Inc.
*
(Specialty Retail) 9 85
Barnes & Noble Education, Inc.
*
(Retail - Discretionary) 29 286
Barrett Business Services, Inc. (Professional Services) 45 1,419
Bassett Furniture Industries, Inc. (Retail - Discretionary) 15 219
BayCom Corp. (Banks) 19 570
BCB Bancorp, Inc. (Banks) 28 284
Beacon Financial Corporation (Banks) 152 4,337
Beam Therapeutics, Inc.
*
(Biotechnology) 174 5,277
Beazer Homes USA, Inc.
*
(Household Durables) 50 1,080
Bed Bath & Beyond, Inc.
*
(Specialty Retail) 125 613
Bel Fuse, Inc. - Class A (Electronic Equipment,
Instruments & Components) 3 730
Bel Fuse, Inc. - Class B (Electronic Equipment,
Instruments & Components) 19 5,241
Belden, Inc. (Electronic Equipment, Instruments &
Components) 71 7,986
Benchmark Electronics, Inc. (Electronic Equipment,
Instruments & Components) 64 5,251
Benitec Biopharma, Inc.
*
(Biotech & Pharma) 35 422
Beta Bionics, Inc.
*
(Biotechnology) 71 724
Beta Technologies, Inc.
*
- Class A (Aerospace &
Defense) 61 972
Better Home & Finance Holding Co.
*
(Specialty
Finance) 11 452
Beyond Meat, Inc.
*(a)
(Food Products) 766 754
BGC Group, Inc. - Class A (Capital Markets) 662 7,434
Bicara Therapeutics, Inc.
*
(Biotechnology) 57 1,230
BigBear.ai Holdings, Inc.
*(a)
(IT Services) 791 3,148
BigCommerce Holdings, Inc.
*
- Class 1 (IT Services) 122 345
Biglari Holdings, Inc.
*
- Class B (Hotels, Restaurants &
Leisure) 1 309
BioAge Labs, Inc.
*
(Pharmaceuticals) 55 927
BioCryst Pharmaceuticals, Inc.
*
(Biotechnology) 413 3,783
Biohaven, Ltd.
*
(Biotechnology) 214 2,052
BioLife Solutions, Inc.
*
(Life Sciences Tools & Services) 76 1,602
Biote Corp.
*
- Class A (Pharmaceuticals) 52 115
Bioventus, Inc.
*
- Class A (Health Care Equipment &
Supplies) 85 839
Bit Digital, Inc.
*
(Software) 587 886
Bitdeer Technologies Group
*(a)
(Technology Services) 223 2,517
BJ's Restaurants, Inc.
*
(Hotels, Restaurants & Leisure) 35 1,344
BK Technologies Corporation
*
(Technology Hardware) 5 482
BKV Corp.
*
(Oil, Gas & Consumable Fuels) 46 1,450
Black Hills Corp. (Multi-Utilities) 139 10,465
Black Rock Coffee Bar, Inc.
*
(Hotels, Restaurants &
Leisure) 31 381
Blackbaud, Inc.
*
(Software) 69 2,565
BlackLine, Inc.
*
(Software) 91 2,844
BlackSky Technology, Inc.
*
(Professional Services) 58 2,058
Blackstone Mortgage Trust, Inc. - Class A (Mortgage
REITs) 290 5,507
Blaize Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 160 314
Blend Labs, Inc.
*
- Class A (Software) 360 526
Bloom Energy Corp.
*
- Class A (Electrical Equipment) 399 113,060
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure) 153 933
Blue Bird Corp.
*
(Machinery) 58 3,718
Common Stocks, continued
Shares Value
Blue Ridge Bankshares, Inc. (Banking) 123 $ 422
BlueLinx Holdings, Inc.
*
(Trading Companies &
Distributors) 14 741
Bluerock Homes Trust, Inc. (Residential REITs) —
(b)
1
Boise Cascade Co. (Trading Companies & Distributors) 68 5,390
Boot Barn Holdings, Inc.
*
(Specialty Retail) 56 9,600
Borr Drilling, Ltd.
*
(Energy Equipment & Services) 521 3,142
Boston Omaha Corp.
*
- Class A (Media) 40 481
Bowhead Specialty Holdings, Inc.
*
(Insurance) 32 761
Bowman Consulting Group, Ltd.
*
(Construction &
Engineering) 26 821
Box, Inc.
*
- Class A (Software) 256 6,195
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs) 101 244
Brandywine Realty Trust (Office REITs) 314 951
Braze, Inc.
*
- Class A (Software) 161 3,547
BRC, Inc.
*
- Class A (Food Products) 169 183
Bread Financial Holdings, Inc. (Consumer Finance) 84 7,122
Bridgebio Pharma, Inc.
*
(Biotechnology) 290 20,623
Bridgewater Bancshares, Inc.
*
(Banks) 38 689
Bright Minds Biosciences, Inc.
*
(Biotech & Pharma) 13 1,143
BrightSpire Capital, Inc. (Mortgage REITs) 235 1,363
BrightSpring Health Services, Inc.
*
(Health Care
Providers & Services) 235 11,273
BrightView Holdings, Inc.
*
(Commercial Services &
Supplies) 130 1,547
Brinker International, Inc.
*
(Hotels, Restaurants &
Leisure) 79 12,026
Bristow Group, Inc. (Energy Equipment & Services) 52 2,555
Broadstone Net Lease, Inc. (Equity REIT - Diversified) 346 6,851
Brookdale Senior Living, Inc.
*
(Health Care Providers
& Services) 424 6,089
Brookfield Business Corporation (Technology Hardware) 42 1,431
Brookfield Infrastructure Corp. - Class A (Gas & Water
Utilities) 220 8,140
BRT Apartments Corp. (Residential REITs) 20 287
Build-A-Bear Workshop, Inc. (Specialty Retail) 22 813
Bumble, Inc.
*
- Class A (Interactive Media & Services) 131 544
Burford Capital, Ltd. (Financial Services) 367 1,806
Burke & Herbert Financial Services Corp. (Banks) 30 1,929
Business First Bancshares, Inc. (Banks) 57 1,561
Butterfly Network, Inc.
*
(Medical Equipment & Devices) 357 1,710
BV Financial, Inc.
*
(Banking) 13 255
Byline Bancorp, Inc. (Banks) 56 1,800
Byrna Technologies, Inc.
*
(Aerospace & Defense) 33 193
C&F Financial Corp. (Banking) 6 449
C3.ai, Inc.
*
- Class A (Software) 235 2,075
Cable One, Inc.
*
(Media) 9 823
Cabot Corp. (Chemicals) 95 7,311
Cactus, Inc. - Class A (Energy Equipment & Services) 125 6,965
Cadiz, Inc.
*
(Water Utilities) 102 442
Cadre Holdings, Inc. (Aerospace & Defense) 52 1,542
Calavo Growers, Inc. (Food Products) 31 873
Caledonia Mining Corp. PLC (Metals & Mining) 30 687
Caleres, Inc. (Specialty Retail) 60 786
California Resources Corp. (Oil, Gas & Consumable
Fuels) 134 9,147
California Water Service Group (Water Utilities) 109 4,603
Calix, Inc.
*
(Communications Equipment) 110 4,792
Callaway Brands Corp.
*
(Leisure Products) 241 3,687
Cal-Maine Foods, Inc. (Food Products) 79 6,103
Calumet, Inc.
*
(Chemicals) 126 4,123
Camden National Corp. (Banks) 31 1,493
Camping World Holdings, Inc. - Class A (Specialty
Retail) 110 901
Candel Therapeutics, Inc.
*
(Biotechnology) 83 513

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Small-Cap ProFund
Common Stocks, continued
Shares Value
Cannae Holdings, Inc. (Financial Services) 76 $ 1,027
Cantaloupe, Inc.
*
(Financial Services) 102 1,114
Capital Bancorp, Inc. (Banks) 21 661
Capital City Bank Group, Inc. (Banks) 25 1,154
Capitol Federal Financial, Inc. (Banks) 225 1,728
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 215 4,195
Capricor Therapeutics, Inc.
*
(Biotechnology) 80 2,686
CapsoVision, Inc.
*
(Health Care Equipment & Supplies) 51 361
Cardiff Oncology, Inc.
*
(Biotechnology) 115 199
Cardinal Infrastructure Group, Inc.
*
(Engineering &
Construction) 23 1,219
CareDx, Inc.
*
(Biotechnology) 92 1,915
CareTrust REIT, Inc. (Health Care REITs) 410 16,175
Cargurus, Inc.
*
(Interactive Media & Services) 144 5,249
Carlsmed, Inc.
*
(Health Care Equipment & Supplies) 15 133
Carriage Services, Inc. (Diversified Consumer Services) 26 1,277
Cars.com, Inc.
*
(Interactive Media & Services) 96 1,055
Carter Bankshares, Inc. (Banks) 40 1,024
Carter's, Inc. (Textiles, Apparel & Luxury Goods) 65 2,348
Cartesian Therapeutics, Inc.
*
(Biotechnology) 19 118
Casella Waste Systems, Inc.
*
- Class A (Commercial
Services & Supplies) 115 9,115
Cass Information Systems, Inc. (Financial Services) 21 993
Castle Biosciences, Inc.
*
(Health Care Providers &
Services) 52 1,273
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 211 5,935
Cathay General Bancorp (Banks) 118 6,612
Cavco Industries, Inc.
*
(Household Durables) 14 7,098
CB Financial Services, Inc. (Banking) 8 281
CBIZ, Inc.
*
(Professional Services) 90 2,745
CBL & Associates Properties, Inc. (Retail REITs) 33 1,486
CECO Environmental Corp.
*
(Commercial Services &
Supplies) 54 4,004
Celcuity, Inc.
*
(Biotechnology) 64 7,766
Celldex Therapeutics, Inc.
*
(Biotechnology) 138 4,537
Centerspace (Residential REITs) 31 2,116
Central Garden & Pet Co.
*
(Household Products) 15 555
Central Garden & Pet Co.
*
- Class A (Household
Products) 90 3,020
Central Pacific Financial Corp. (Banks) 47 1,564
Centrus Energy Corp.
*(a)
- Class A (Oil, Gas &
Consumable Fuels) 31 6,540
Centuri Holdings, Inc.
*
(Construction & Engineering) 161 6,054
Century Aluminum Co.
*
(Metals & Mining) 104 6,182
Century Communities, Inc. (Household Durables) 47 2,633
Cerence, Inc.
*
(Software) 80 728
CeriBell, Inc.
*
(Health Care Equipment & Supplies) 49 988
Cerus Corp.
*
(Health Care Equipment & Supplies) 337 684
CEVA, Inc.
*
(Semiconductors & Semiconductor
Equipment) 48 1,466
CF Bankshares, Inc. (Banking) 9 264
CG Oncology, Inc.
*
(Biotechnology) 108 7,208
Chain Bridge Bancorp, Inc.
*
(Banking) 4 149
Chaince Digital Holdings, Inc.
*
(Commercial Support
Services) 70 381
Champion Homes, Inc.
*
(Household Durables) 102 7,775
Chart Industries, Inc.
*
(Machinery) 83 17,256
Chatham Lodging Trust (Hotel & Resort REITs) 85 738
Chemung Financial Corp. (Banks) 8 531
Chesapeake Utilities Corp. (Gas Utilities) 43 5,423
Chicago Atlantic Real Estate Finance, Inc. (Mortgage
REITs) 33 393
Chimera Investment Corp. (Mortgage REITs) 149 2,049
ChoiceOne Financial Services, Inc. (Banks) 26 781
Common Stocks, continued
Shares Value
Cimpress PLC
*
(Commercial Services & Supplies) 31 $ 2,742
Cinemark Holdings, Inc. (Entertainment) 194 5,727
Cipher Mining, Inc.
*
(Software) 592 10,502
Citi Trends, Inc.
*
(Specialty Retail) 9 438
Citizens & Northern Corp. (Banks) 31 684
Citizens Community Bancorp, Inc. (Banking) 17 353
Citizens Financial Services, Inc. (Banks) 8 505
Citizens, Inc.
*
(Insurance) 82 443
City Holding Co. (Banks) 26 3,197
Civista Bancshares, Inc. (Banks) 37 920
Claritev Corp.
*
(Technology Services) 17 413
Claros Mortgage Trust, Inc.
*
(Mortgage REITs) 168 444
Clarus Corp. (Leisure Products) 54 141
Clean Energy Fuels Corp.
*
(Oil, Gas & Consumable
Fuels) 317 729
Cleanspark, Inc.
*
(Software) 461 5,776
Clear Secure, Inc. - Class A (Software) 161 8,596
Clearfield, Inc.
*
(Communications Equipment) 21 607
ClearPoint Neuro, Inc.
*
(Medical Equipment & Devices) 51 570
Clearwater Analytics Holdings, Inc.
*
- Class A
(Software) 509 12,318
Clearwater Paper Corp.
*
(Paper & Forest Products) 28 384
Climb Global Solutions, Inc. (Electronic Equipment,
Instruments & Components) 28 467
Clipper Realty, Inc. (Residential REITs) 25 85
Clover Health Investments Corp.
*
(Health Care Facilities
& Services) 746 2,052
CNB Financial Corp. (Banks) 53 1,610
CNO Financial Group, Inc. (Insurance) 172 7,646
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 251 9,766
Coastal Financial Corp.
*
(Banks) 24 1,815
CoastalSouth Bancshares, Inc. (Banks) 17 434
Codexis, Inc.
*
(Life Sciences Tools & Services) 163 460
Coeur Mining, Inc.
*
(Metals & Mining) 1,865 33,514
Cogent Biosciences, Inc.
*
(Biotechnology) 261 9,341
Cogent Communications Holdings, Inc. (Diversified
Telecommunication Services) 89 2,016
Cohen & Steers, Inc. (Capital Markets) 51 3,585
Coherus Oncology, Inc.
*
(Biotechnology) 189 335
Cohu, Inc.
*
(Semiconductors & Semiconductor
Equipment) 83 3,930
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 57 1,923
Colony Bankcorp, Inc. (Banks) 38 754
Columbia Financial, Inc.
*
(Banks) 50 962
Columbus McKinnon Corp. (Machinery) 52 803
Commercial Bancgroup, Inc. (Banks) 13 376
Commercial Metals Co. (Metals & Mining) 203 13,999
Community Financial System, Inc. (Banks) 97 6,146
Community Health Systems, Inc.
*
(Health Care
Providers & Services) 234 665
Community Healthcare Trust, Inc. (Health Care REITs) 50 861
Community Trust Bancorp, Inc. (Banks) 29 1,883
Community West Bancshares (Banks) 42 996
CommVault Systems, Inc.
*
(Software) 81 8,009
Compass Diversified Holdings (Financial Services) 123 1,453
Compass Minerals International, Inc.
*
(Metals &
Mining) 57 1,522
Compass Therapeutics, Inc.
*
(Biotechnology) 235 416
Compass, Inc.
*
- Class A (Real Estate Management &
Development) 1,172 8,873
Complete Solaria, Inc.
*(a)
(Renewable Energy) 148 123
CompX International, Inc. (Commercial Services &
Supplies) 3 70
Comstock Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 135 2,352

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks, continued
Shares Value
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 213 $ 4,786
Concrete Pumping Holdings, Inc.
*
(Construction &
Engineering) 40 317
Conduent, Inc.
*
(Professional Services) 257 439
CONMED Corp. (Health Care Equipment & Supplies) 57 2,090
ConnectOne Bancorp, Inc. (Banks) 87 2,542
Consensus Cloud Solutions, Inc.
*
(Software) 34 880
Consolidated Water Co., Ltd. (Water Utilities) 28 897
Constellium SE
*
(Metals & Mining) 250 7,820
Construction Partners, Inc.
*
- Class A (Construction &
Engineering) 87 10,758
Consumer Portfolio Services, Inc.
*
(Consumer Finance) 17 154
Contango ORE, Inc.
*
(Metals & Mining) 38 872
Cooper-Standard Holdings, Inc.
*
(Automobile
Components) 31 932
COPT Defense Properties (Office REITs) 208 6,499
Core Laboratories, Inc. (Energy Equipment & Services) 86 1,260
Core Molding Technologies, Inc.
*
(Chemicals) 15 404
Core Natural Resources, Inc. (Oil, Gas & Consumable
Fuels) 93 8,346
Core Scientific, Inc.
*
(IT Services) 530 10,600
CoreCivic, Inc.
*
(Commercial Services & Supplies) 188 3,846
CorMedix, Inc.
*(a)
(Pharmaceuticals) 135 1,025
Corsair Gaming, Inc.
*
(Technology Hardware, Storage &
Peripherals) 85 577
CorVel Corp.
*
(Health Care Providers & Services) 53 3,045
Corvus Pharmaceuticals, Inc.
*
(Biotechnology) 117 1,777
Costamare Bulkers Holdings Ltd.
*
(Marine
Transportation) 16 276
Costamare, Inc. (Marine Transportation) 81 1,346
Coursera, Inc.
*
(Diversified Consumer Services) 260 1,547
Covenant Logistics Group, Inc. - Class A (Ground
Transportation) 28 976
CPI Card Group, Inc.
*
(Technology Hardware, Storage
& Peripherals) 14 248
CRA International, Inc. (Professional Services) 12 1,890
Cracker Barrel Old Country Store, Inc.
(a)
(Hotels,
Restaurants & Leisure) 41 1,284
Crawford & Co. - Class A (Insurance) 30 322
Credo Technology Group Holding, Ltd.
*
(Semiconductors & Semiconductor Equipment) 295 51,332
Crescent Energy Co. - Class A (Oil, Gas & Consumable
Fuels) 470 6,322
Crexendo, Inc.
*
(Technology Services) 31 203
Cricut, Inc. - Class A (Household Durables) 87 375
Crinetics Pharmaceuticals, Inc.
*
(Biotechnology) 178 6,903
CRISPR Therapeutics AG
*
(Biotechnology) 167 8,741
Critical Metals Corp.
*(a)
(Metals & Mining) 106 1,349
Cross Country Healthcare, Inc.
*
(Health Care Providers
& Services) 57 577
CryoPort, Inc.
*
(Life Sciences Tools & Services) 89 913
CS Disco, Inc.
*
(Software) 49 212
CSG Systems International, Inc. (Professional Services) 51 4,101
CSP, Inc. (Technology Services) 13 121
CSW Industrials, Inc. (Building Products) 29 8,445
CTO Realty Growth, Inc. (Equity REIT - Diversified) 57 1,154
CTS Corp. (Electronic Equipment, Instruments &
Components) 53 3,026
Cullinan Therapeutics, Inc.
*
(Biotechnology) 98 1,279
Curbline Properties Corp. (Retail REITs) 178 4,913
CuriosityStream, Inc. (Entertainment Content) 75 236
Cushman & Wakefield Ltd.
*
(Real Estate Services) 423 5,939
Custom Truck One Source, Inc.
*
(Trading Companies &
Distributors) 110 1,084
Common Stocks, continued
Shares Value
Customers Bancorp, Inc.
*
(Banks) 58 $ 4,424
CVB Financial Corp. (Banks) 306 6,233
CVR Energy, Inc. (Oil, Gas & Consumable Fuels) 56 1,856
CVRx, Inc.
*
(Health Care Equipment & Supplies) 29 218
Cytek Biosciences, Inc.
*
(Life Sciences Tools &
Services) 214 976
Cytokinetics, Inc.
*
(Biotechnology) 219 14,009
Daily Journal Corp.
*
(Software) 2 1,058
Dakota Gold Corp.
*
(Metals & Mining) 163 877
Daktronics, Inc.
*
(Electronic Equipment, Instruments &
Components) 72 1,416
Dana, Inc. (Automobile Components) 207 7,545
Dave & Buster's Entertainment, Inc.
*
(Hotels,
Restaurants & Leisure) 50 564
Dave, Inc.
*
(Software) 19 5,168
Definitive Healthcare Corp.
*
(Health Care Technology) 55 52
Definium Therapeutics, Inc.
*
(Pharmaceuticals) 180 3,938
Delcath Systems, Inc.
*
(Medical Equipment & Devices) 55 571
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels) 108 5,032
Deluxe Corp. (Commercial Services & Supplies) 81 2,523
Denali Therapeutics, Inc.
*
(Biotechnology) 260 4,867
Designer Brands, Inc. - Class A (Specialty Retail) 61 458
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels) 247 4,565
DiaMedica Therapeutics, Inc.
*
(Biotech & Pharma) 63 381
DiamondRock Hospitality Co. (Hotel & Resort REITs) 372 3,794
Dianthus Therapeutics, Inc.
*
(Biotechnology) 65 5,707
Diebold Nixdorf, Inc.
*
(Technology Hardware, Storage
& Peripherals) 44 3,380
Digi International, Inc.
*
(Communications Equipment) 68 3,811
Digimarc Corp.
*
(Software) 29 213
Digital Turbine, Inc.
*
(Software) 198 699
DigitalBridge Group, Inc. (Real Estate Management &
Development) 323 5,026
DigitalOcean Holdings, Inc.
*
(IT Services) 139 13,404
Dime Community Bancshares, Inc. (Banks) 73 2,620
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure) 26 722
Diodes, Inc.
*
(Semiconductors & Semiconductor
Equipment) 84 9,001
Disc Medicine, Inc.
*
(Biotechnology) 50 3,298
Distribution Solutions Group, Inc.
*
(Trading Companies
& Distributors) 18 487
Diverisifed Energy Co. (Oil & Gas Producers) 115 1,915
Diversified Healthcare Trust (Health Care REITs) 401 3,024
DMC Global, Inc.
*
(Energy Equipment & Services) 35 216
DNOW, Inc.
*
(Trading Companies & Distributors) 339 4,573
DocGo, Inc.
*
(Health Care Providers & Services) 164 116
Dole PLC (Food Products) 122 1,852
Domo, Inc.
*
- Class B (Software) 62 221
Donegal Group, Inc. - Class A (Insurance) 31 521
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 47 2,364
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels) 68 2,621
Dorman Products, Inc.
*
(Automobile Components) 50 5,626
Douglas Dynamics, Inc. (Machinery) 41 1,891
Douglas Elliman, Inc.
*
(Real Estate Services) 134 269
Douglas Emmett, Inc. (Office REITs) 296 3,200
Dream Finders Homes, Inc.
*
- Class A (Household
Durables) 54 788
Driven Brands Holdings, Inc.
*
(Commercial Services &
Supplies) 109 1,479
Ducommun, Inc.
*
(Aerospace & Defense) 25 3,548
D-Wave Quantum, Inc.
*
(Software) 667 13,527
DXP Enterprises, Inc.
*
(Trading Companies &
Distributors) 24 4,098
Dycom Industries, Inc.
*
(Construction & Engineering) 53 21,946
Dyne Therapeutics, Inc.
*
(Biotechnology) 243 4,265

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Small-Cap ProFund
Common Stocks, continued
Shares Value
Dynex Capital, Inc. (Mortgage REITs) 365 $ 4,971
Eagle Bancorp Montana, Inc. (Banking) 14 310
Eagle Bancorp, Inc. (Banks) 51 1,318
Eagle Financial Services, Inc. (Banking) 8 301
Easterly Government Properties, Inc. (Office REITs) 77 1,803
Eastern Bankshares, Inc. (Banks) 397 8,031
Eastman Kodak Co.
*
(Technology Hardware, Storage &
Peripherals) 115 1,533
ECB BanCorp., Inc.
*
(Banking) 14 251
EchoStar Corp.
*(a)
- Class A (Media) 248 30,539
Ecovyst, Inc.
*
(Chemicals) 208 2,949
Edgewell Personal Care Co. (Personal Care Products) 82 1,849
Edgewise Therapeutics, Inc.
*
(Pharmaceuticals) 123 3,808
Editas Medicine, Inc.
*
(Biotechnology) 180 540
eGain Corp.
*
(Software) 29 219
eHealth, Inc.
*
(Insurance) 53 109
El Pollo Loco Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 51 690
Electromed, Inc.
*
(Medical Equipment & Devices) 12 309
Eledon Pharmaceuticals, Inc.
*
(Biotech & Pharma) 136 495
Ellington Financial, Inc. (Mortgage REITs) 222 2,942
Embecta Corp. (Health Care Equipment & Supplies) 109 997
Emerald Holding, Inc. (Media) 25 117
Emergent BioSolutions, Inc.
*
(Biotechnology) 95 782
Empire Petroleum Corp.
*
(Oil, Gas & Consumable
Fuels) 28 78
Empire State Realty Trust, Inc. (Equity REIT
- Diversified) 255 1,420
Employers Holdings, Inc. (Insurance) 41 1,727
Enact Holdings, Inc. (Financial Services) 50 2,137
Enanta Pharmaceuticals, Inc.
*
(Biotechnology) 50 695
Encore Capital Group, Inc.
*
(Consumer Finance) 40 3,311
Encore Energy Corp.
*
(Oil, Gas & Consumable Fuels) 336 659
Energizer Holdings, Inc. (Household Products) 114 2,232
Energy Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 429 9,284
Energy Recovery, Inc.
*
(Machinery) 94 1,041
Energy Services of America Corp. (Engineering &
Construction) 22 374
Enerpac Tool Group Corp. (Machinery) 97 3,405
EnerSys (Electrical Equipment) 67 14,288
Enhabit, Inc.
*
(Health Care Providers & Services) 90 1,237
Enliven Therapeutics, Inc.
*
(Pharmaceuticals) 72 2,969
Ennis, Inc. (Commercial Services & Supplies) 44 919
Enova International, Inc.
*
(Consumer Finance) 44 7,454
Enovis Corp.
*
(Health Care Equipment & Supplies) 104 2,438
Enovix Corp.
*(a)
(Electrical Equipment) 352 2,348
Enpro, Inc. (Machinery) 39 11,370
Enterprise Financial Services Corp. (Banks) 67 3,874
Entrada Therapeutics, Inc.
*
(Biotechnology) 52 702
Entravision Communications Corp. - Class A (Media) 113 426
Envela Corp.
*
(Renewable Energy) 12 211
Enviri Corp.
*
(Commercial Services & Supplies) 139 2,737
Eos Energy Enterprises, Inc.
*
(Renewable Energy) 563 3,772
ePlus, Inc. (Electronic Equipment, Instruments &
Components) 48 4,065
Epsilon Energy Ltd. (Oil & Gas Producers) 39 248
Equity Bancshares, Inc. - Class A (Banks) 31 1,406
Erasca, Inc.
*
(Biotechnology) 346 3,685
Ermenegildo Zegna NV (Apparel & Textile Products) 113 1,369
Escalade, Inc. (Leisure Products) 19 355
ESCO Technologies, Inc. (Machinery) 47 15,226
Esperion Therapeutics, Inc.
*
(Pharmaceuticals) 439 878
Esquire Financial Holdings, Inc. (Banks) 13 1,367
Essent Group, Ltd. (Financial Services) 170 10,287
Common Stocks, continued
Shares Value
Essential Properties Realty Trust, Inc. (Equity REIT
- Diversified) 363 $ 11,410
Ethan Allen Interiors, Inc. (Household Durables) 42 896
Eton Pharmaceuticals, Inc.
*
(Biotech & Pharma) 47 1,134
European Wax Center, Inc.
*
- Class A (Diversified
Consumer Services) 53 307
Eve Holding, Inc.
*
(Aerospace & Defense) 175 504
EverCommerce, Inc.
*
(Software) 26 300
EverQuote, Inc.
*
- Class A (Interactive Media &
Services) 52 750
EVERTEC, Inc. (Financial Services) 117 3,455
EVgo, Inc.
*
(Specialty Retail) 237 498
EVI Industries, Inc. (Trading Companies & Distributors) 12 223
Evolent Health, Inc.
*
- Class A (Health Care Technology) 204 765
Evolus, Inc.
*
(Pharmaceuticals) 102 550
Evolution Petroleum Corp. (Oil, Gas & Consumable
Fuels) 58 278
Evolv Technologies Holdings, Inc.
*
(Electronic
Equipment, Instruments & Components) 283 2,038
Evommune, Inc.
*
(Biotech & Pharma) 19 452
Excelerate Energy, Inc. - Class A (Oil, Gas &
Consumable Fuels) 43 1,501
eXp World Holdings, Inc. (Real Estate Management &
Development) 163 1,014
Expensify, Inc.
*
(Software) 109 111
Exponent, Inc. (Professional Services) 91 6,087
Expro Group Holdings N.V.
*
(Energy Equipment &
Services) 150 2,732
Extreme Networks, Inc.
*
(Communications Equipment) 244 5,390
Exzeo Group, Inc.
*
(Insurance) 14 227
EyePoint Pharmaceuticals, Inc.
*
(Pharmaceuticals) 141 1,861
F&G Annuities & Life, Inc. (Insurance) 68 1,948
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 66 45,110
Falcon's Beyond Global, Inc.
*
(Professional Services) 32 541
Faraday Future Intelligent Electric, Inc.
*
(Software) 351 153
Farmers & Merchants Bancorp, Inc. (Banks) 23 616
Farmers National Banc Corp. (Banks) 101 1,421
Farmland Partners, Inc. (Specialized REITs) 71 763
Fastly, Inc.
*
- Class A (IT Services) 258 6,516
Fate Therapeutics, Inc.
*
(Biotechnology) 198 248
FB BanCorp, Inc.
*
(Banking) 29 405
FB Financial Corp. (Banks) 81 4,380
Federal Agricultural Mortgage Corp. - Class C (Financial
Services) 17 2,955
Federal Signal Corp. (Machinery) 110 13,544
Fennec Pharmaceuticals, Inc.
*
(Biotechnology) 53 344
Ferroglobe PLC (Metals & Mining) 218 1,012
Fidelis Insurance Holdings, Ltd. (Insurance) 100 2,113
Fidelity D&D Bancorp, Inc. (Banks) 9 406
Figs, Inc.
*
- Class A (Textiles, Apparel & Luxury Goods) 164 2,453
Finance Of America Companies, Inc.
*
(Specialty
Finance) 8 158
Financial Institutions, Inc. (Banks) 36 1,227
Finward BanCorp. (Banking) 6 193
Finwise Bancorp
*
(Banking) 17 264
Firefly Aerospace, Inc.
*
(Aerospace & Defense) 43 1,488
First Advantage Corp.
*
(Professional Services) 145 1,850
First Bancorp (Banks) 286 6,944
First Bancorp (Banks) 74 4,273
First Bank (Banks) 39 579
First Busey Corp. (Banks) 154 4,035
First Business Financial Services, Inc. (Banks) 14 787
First Capital, Inc. (Banking) 6 324
First Commonwealth Financial Corp. (Banks) 188 3,461

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks, continued
Shares Value
First Community Bancshares, Inc. (Banks) 30 $ 1,279
First Community Corp (Banking) 13 385
First Financial Bancorp (Banks) 190 5,753
First Financial Bankshares, Inc. (Banks) 246 7,938
First Financial Corp. (Banks) 21 1,379
First Internet Bancorp (Banks) 14 321
First Interstate BancSystem, Inc. - Class A (Banks) 157 5,572
First Merchants Corp. (Banks) 114 4,610
First Mid Bancshares, Inc. (Banks) 40 1,684
First National Corp. (Banking) 14 374
First Tracks Biotherapeutics, Inc.
*
(Biotech & Pharma) 33 768
First United Corp. (Banking) 11 409
First Watch Restaurant Group, Inc.
*
(Hotels, Restaurants
& Leisure) 109 1,430
First Western Financial, Inc.
*
(Banks) 15 425
FirstCash Holdings, Inc. (Consumer Finance) 72 15,712
Firstsun Capital Bancorp
*
(Banking) 42 1,485
FitLife Brands, Inc.
*
(Biotech & Pharma) 7 65
Five Star Bancorp (Banks) 28 1,133
Five9, Inc.
*
(Software) 143 2,461
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels) 57 1,849
Flexsteel Industries, Inc. (Household Durables) 6 332
Flotek Industries, Inc.
*
(Oil & Gas Services &
Equipment) 26 439
Flowco Holdings, Inc. - Class A (Oil & Gas Services &
Equipment) 40 993
Fluence Energy, Inc.
*
(Electrical Equipment) 130 1,583
Fluor Corp.
*
(Construction & Engineering) 294 15,685
Flushing Financial Corp. (Banks) 59 951
flyExclusive, Inc.
*
(Passenger Airlines) 16 34
Flywire Corp.
*
(Financial Services) 214 2,891
Foghorn Therapeutics, Inc.
*
(Biotechnology) 63 299
Fold Holdings, Inc.
*
(Capital Markets) 12 18
Forafric Global PLC
*
(Food Products) 10 100
Forestar Group, Inc.
*
(Real Estate Management &
Development) 35 989
FormFactor, Inc.
*
(Semiconductors & Semiconductor
Equipment) 142 19,301
Forrester Research, Inc.
*
(Professional Services) 21 132
Fortrea Holdings, Inc.
*
(Life Sciences Tools & Services) 170 1,955
Forum Energy Technologies, Inc.
*
(Energy Equipment
& Services) 19 1,195
Forward Air Corp.
*
(Air Freight & Logistics) 40 842
Four Corners Property Trust, Inc. (Specialized REITs) 193 4,935
Fox Factory Holding Corp.
*
(Automobile Components) 77 1,367
Franklin BSP Realty Trust, Inc. (Mortgage REITs) 149 1,356
Franklin Covey Co.
*
(Professional Services) 18 382
Franklin Electric Co., Inc. (Machinery) 71 7,113
Franklin Financial Services Corp. (Banking) 8 451
Franklin Street Properties Corp. (Office REITs) 167 109
Frequency Electronics Inc
*
(Technology Hardware) 12 602
Fresh Del Monte Produce, Inc. (Food Products) 61 2,554
Freshworks, Inc.
*
- Class A (Software) 381 3,109
Friedman Industries, Inc. (Steel) 12 247
Frontdoor, Inc.
*
(Diversified Consumer Services) 133 9,128
Frontier Group Holdings, Inc.
*
(Passenger Airlines) 105 381
FrontView REIT, Inc. (Retail REITs) 38 673
FRP Holdings, Inc.
*
(Real Estate Management &
Development) 21 441
FS Bancorp, Inc. (Banks) 12 488
FTAI Infrastructure, Inc. (Ground Transportation) 200 1,229
fuboTV, Inc.
*
(Internet Media & Services) 52 641
Fulcrum Therapeutics, Inc.
*
(Pharmaceuticals) 109 777
Fulgent Genetics, Inc.
*
(Health Care Providers &
Services) 38 577
Common Stocks, continued
Shares Value
Fulton Financial Corp. (Banks) 350 $ 7,557
Funko, Inc.
*
- Class A (Leisure Products) 74 326
FutureFuel Corp. (Oil, Gas & Consumable Fuels) 46 229
FVCBankcorp, Inc. (Banks) 28 438
Gaia, Inc.
*
(Retail - Discretionary) 30 94
Gambling.com Group, Ltd.
*
(Media) 34 131
Gannett Co., Inc.
*
(Media) 257 1,858
Garret Motion, Inc. (Automotive) 324 8,298
GATX Corp. (Trading Companies & Distributors) 66 12,931
GBank Financial Holdings, Inc.
*
(Specialty Finance) 16 471
GCM Grosvenor, Inc. - Class A (Capital Markets) 112 1,223
Genco Shipping & Trading, Ltd. (Marine Transportation) 58 1,406
Gencor Industries, Inc.
*
(Machinery) 19 283
GeneDx Holdings Corp.
*
(Health Care Providers &
Services) 35 2,201
Genesco, Inc.
*
(Specialty Retail) 18 639
Genie Energy, Ltd. - Class B (Electric Utilities) 38 531
Genius Sports Ltd.
*
(Leisure Facilities & Services) 399 1,739
Gentherm, Inc.
*
(Automobile Components) 55 1,656
Genworth Financial, Inc.
*
- Class A (Insurance) 722 6,346
German American Bancorp, Inc. (Banks) 66 2,843
Geron Corp.
*
(Biotechnology) 997 1,535
Getty Images Holdings, Inc.
*(a)
(Interactive Media &
Services) 145 112
Getty Realty Corp. (Retail REITs) 99 3,279
Gevo, Inc.
*
(Renewable Energy) 427 816
Gibraltar Industries, Inc.
*
(Building Products) 54 2,108
GigaCloud Technology, Inc.
*
- Class A (Distributors) 44 1,957
G-III Apparel Group, Ltd. (Textiles, Apparel & Luxury
Goods) 66 2,059
Ginkgo Bioworks Holdings, Inc.
*
(Health Care Facilities
& Services) 78 660
Glacier Bancorp, Inc. (Banks) 234 11,477
Gladstone Commercial Corp. (Equity REIT
- Diversified) 88 1,110
Gladstone Land Corp. (Specialized REITs) 64 614
Glaukos Corp.
*
(Health Care Equipment & Supplies) 102 14,653
Global Business Travel Group, Inc.
*
(Hotels, Restaurants
& Leisure) 238 1,395
Global Industrial Co. (Trading Companies &
Distributors) 26 861
Global Medical REIT, Inc. (Health Care REITs) 23 807
Global Net Lease, Inc. (Equity REIT - Diversified) 362 3,461
Global Water Resources, Inc. (Water Utilities) 27 192
Globalstar, Inc.
*
(Telecommunications) 92 7,572
Gogo, Inc.
*
(Wireless Telecommunication Services) 143 598
GoHealth, Inc.
*
- Class A (Insurance) 17 19
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels) 178 9,788
Gold.com, Inc. (Distributors) 35 1,582
Goosehead Insurance, Inc.
*
- Class A (Insurance) 43 1,926
Gossamer Bio, Inc.
*
(Biotechnology) 351 129
GPGI, Inc. - Class A (Technology Hardware, Storage &
Peripherals) 325 5,014
Graham Corp.
*
(Machinery) 19 1,809
Graham Holdings Co. - Class B (Diversified Consumer
Services) 6 6,735
GRAIL, Inc.
*
(Biotechnology) 64 3,487
Granite Construction, Inc. (Construction & Engineering) 80 10,966
Granite Ridge Resources, Inc. (Oil, Gas & Consumable
Fuels) 99 597
Gray Television, Inc. (Media) 160 902
Great Southern Bancorp, Inc. (Banks) 15 1,023
Green Brick Partners, Inc.
*
(Household Durables) 57 3,844
Green Dot Corp.
*
- Class A (Consumer Finance) 99 1,242
Green Plains, Inc.
*
(Oil, Gas & Consumable Fuels) 125 2,173

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Small-Cap ProFund
Common Stocks, continued
Shares Value
Greene County Bancorp, Inc. (Banks) 13 $ 313
Greenlight Capital Re, Ltd.
*
- Class A (Insurance) 48 879
Greenwich Lifesciences, Inc.
*
(Biotechnology) 12 283
Greif, Inc. - Class A (Containers & Packaging) 44 2,871
Greif, Inc. - Class B (Containers & Packaging) 8 642
Grid Dynamics Holdings, Inc.
*
(IT Services) 122 694
Griffon Corp. (Building Products) 70 6,382
Grindr, Inc.
*
(Interactive Media & Services) 57 762
Grocery Outlet Holding Corp.
*
(Consumer Staples
Distribution & Retail) 173 1,368
Group 1 Automotive, Inc. (Specialty Retail) 21 7,493
Groupon, Inc.
*
(Broadline Retail) 46 654
Guardant Health, Inc.
*
(Health Care Providers &
Services) 227 19,766
Guardian Pharmacy Services, Inc.
*
- Class A (Consumer
Staples Distribution & Retail) 41 1,521
Gulfport Energy Corp.
*
(Oil, Gas & Consumable Fuels) 29 5,584
Gyre Therapeutics, Inc.
*
(Biotechnology) 22 169
H.B. Fuller Co. (Chemicals) 100 6,052
H2O America (Water Utilities) 61 3,428
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 228 9,564
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 86 5,168
Hallador Energy Co.
*
(Oil, Gas & Consumable Fuels) 62 963
Hamilton Beach Brands Holding Co. - Class A
(Household Durables) 13 271
Hamilton Insurance Group, Ltd. - Class B (Insurance) 81 2,654
Hancock Whitney Corp. (Banks) 153 10,328
Hanmi Financial Corp. (Banks) 54 1,615
Hanover Bancorp, Inc. (Banking) 8 190
Harmonic, Inc.
*
(Communications Equipment) 203 2,320
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 80 2,501
Harrow, Inc.
*
(Pharmaceuticals) 58 2,351
Haverty Furniture Cos., Inc. (Specialty Retail) 25 554
Hawaiian Electric Industries, Inc.
*
(Electric Utilities) 299 4,506
Hawkins, Inc. (Chemicals) 36 6,028
Hawthorn Bancshares, Inc. (Banking) 10 336
HBT Financial, Inc. (Banks) 21 583
HCI Group, Inc. (Insurance) 20 3,071
Health Catalyst, Inc.
*
(Health Care Technology) 116 145
Healthcare Services Group, Inc.
*
(Commercial Services
& Supplies) 129 2,762
HealthEquity, Inc.
*
(Health Care Providers & Services) 154 12,633
HealthStream, Inc. (Health Care Technology) 43 893
HeartFlow, Inc.
*
(Health Care Technology) 36 1,071
Heartland Express, Inc. (Ground Transportation) 80 1,070
Hecla Mining Co. (Metals & Mining) 1,160 20,903
Helen of Troy, Ltd.
*
(Household Durables) 42 972
Helios Technologies, Inc. (Machinery) 61 4,172
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 254 2,629
Helmerich & Payne, Inc. (Energy Equipment &
Services) 180 7,268
Herbalife, Ltd.
*
(Personal Care Products) 187 3,104
Herc Holdings, Inc. (Trading Companies & Distributors) 60 7,615
Heritage Financial Corp. (Banks) 62 1,706
Heritage Insurance Holdings, Inc.
*
(Insurance) 45 1,319
Heron Therapeutics, Inc.
*
(Biotechnology) 280 336
Hertz Global Holdings, Inc.
*(a)
(Ground Transportation) 218 1,386
HF Foods Group, Inc.
*
(Consumer Staples Distribution
& Retail) 73 141
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels) 41 278
Hillman Solutions Corp.
*
(Machinery) 361 2,946
Hilltop Holdings, Inc. (Banks) 79 2,976
Common Stocks, continued
Shares Value
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 111 $ 5,214
Himalaya Shipping, Ltd. (Marine Transportation) 51 696
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 374 10,162
Hingham Institution for Savings (Banks) 3 853
Hippo Holdings, Inc.
*
(Insurance) 33 869
HireQuest, Inc. (Professional Services) 10 116
HNI Corp. (Commercial Services & Supplies) 129 4,714
Holley, Inc.
*
(Automobile Components) 139 459
Hologic, Inc.
*
(Biotechnology) 44 598
Home Bancorp, Inc. (Banks) 12 746
Home BancShares, Inc. (Banks) 344 9,243
HomeTrust Bancshares, Inc. (Banks) 29 1,324
Hope Bancorp, Inc. (Banks) 226 2,814
Horace Mann Educators Corp. (Insurance) 74 3,363
Horizon Bancorp, Inc. (Banks) 92 1,665
Hovnanian Enterprises, Inc.
*
- Class A (Household
Durables) 9 1,012
Hub Group, Inc. - Class A (Air Freight & Logistics) 109 4,777
Hudson Pacific Properties, Inc.
*
(Office REITs) 97 893
Hudson Technologies, Inc.
*
(Trading Companies &
Distributors) 70 438
Humacyte, Inc.
*(a)
(Biotechnology) 296 249
Huron Consulting Group, Inc.
*
(Professional Services) 31 4,051
Hut 8 Corp.
*
(Software) 179 13,565
Hyliion Holdings Corp.
*
(Machinery) 226 432
Hyster-Yale, Inc. - Class A (Machinery) 22 868
I3 Verticals, Inc.
*
- Class A (Financial Services) 41 925
IBEX Holdings, Ltd.
*
(Professional Services) 18 500
Ibotta, Inc.
*
- Class A (Media) 20 704
ICF International, Inc. (Professional Services) 34 2,436
Ichor Holdings, Ltd.
*
(Semiconductors & Semiconductor
Equipment) 62 4,090
ICU Medical, Inc.
*
(Health Care Equipment & Supplies) 44 5,245
Idaho Strategic Resources, Inc.
*
(Metals & Mining) 27 1,138
Ideaya Biosciences, Inc.
*
(Biotechnology) 155 4,511
IDT Corp. - Class B (Diversified Telecommunication
Services) 30 1,505
IES Holdings, Inc.
*
(Construction & Engineering) 16 10,305
iHeartMedia, Inc.
*
- Class A (Media) 222 1,325
IMAX Corp.
*
(Entertainment) 80 3,042
Immersion Corp. (Technology Hardware, Storage &
Peripherals) 51 313
ImmunityBio, Inc.
*(a)
(Biotechnology) 538 3,820
Immunome, Inc.
*
(Biotechnology) 186 4,267
Immunovant, Inc.
*
(Biotechnology) 149 4,045
Impinj, Inc.
*
(Semiconductors & Semiconductor
Equipment) 51 7,391
Independence Realty Trust, Inc. (Residential REITs) 439 7,161
Independent Bank Corp. (Banks) 91 7,097
Independent Bank Corp. (Banks) 36 1,196
indie Semiconductor, Inc.
*(a)
- Class A (Semiconductors
& Semiconductor Equipment) 365 1,646
Indivior Pharmaceuticals, Inc.
*
(Pharmaceuticals) 221 8,128
Industrial Logistics Properties Trust (Industrial REITs) 101 750
Infinity Natural Resources, Inc.
*
- Class A (Oil & Gas
Producers) 30 489
Information Services Group, Inc. (IT Services) 64 261
Ingevity Corp.
*
(Chemicals) 66 5,029
Ingles Markets, Inc. - Class A (Consumer Staples
Distribution & Retail) 27 2,470
Inhibikase Therapeutics, Inc.
*
(Biotech & Pharma) 196 370
Inhibrx Biosciences, Inc.
*
(Biotechnology) 17 2,197
Inmune Bio, Inc.
*
(Biotechnology) 41 59

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks, continued
Shares Value
Innodata, Inc.
*
(Professional Services) 56 $ 2,365
Innospec, Inc. (Chemicals) 45 3,432
Innovage Holding Corp.
*
(Health Care Providers &
Services) 37 302
Innovative Industrial Properties, Inc. (Industrial REITs) 51 2,767
Innovex International, Inc.
*
(Energy Equipment &
Services) 71 1,972
Innoviva, Inc.
*
(Pharmaceuticals) 137 3,150
Innventure, Inc.
*
(Capital Markets) 94 612
Inogen, Inc.
*
(Health Care Equipment & Supplies) 43 306
Inseego Corp.
*
(Technology Hardware) 24 438
Insight Enterprises, Inc.
*
(Electronic Equipment,
Instruments & Components) 53 3,864
Insperity, Inc. (Professional Services) 66 2,348
Inspired Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 46 323
Installed Building Products, Inc. (Household Durables) 42 12,119
Insteel Industries, Inc. (Building Products) 34 890
Intapp, Inc.
*
(Software) 104 2,335
Integer Holdings Corp.
*
(Health Care Equipment &
Supplies) 63 5,576
Integra LifeSciences Holdings Corp.
*
(Health Care
Equipment & Supplies) 122 1,286
Intellia Therapeutics, Inc.
*
(Biotechnology) 203 2,736
InterDigital, Inc. (Software) 47 13,939
Interface, Inc. (Commercial Services & Supplies) 106 2,955
International Bancshares Corp. (Banks) 100 7,174
International Game Technology PLC (Hotels,
Restaurants & Leisure) 192 2,521
International Money Express, Inc.
*
(Financial Services) 50 796
International Seaways, Inc. (Oil, Gas & Consumable
Fuels) 73 6,055
Interparfums, Inc. (Personal Care Products) 33 3,010
Intrepid Potash, Inc.
*
(Chemicals) 20 791
Intuitive Machines, Inc.
*
(Aerospace & Defense) 203 5,146
InvenTrust Properties Corp. (Retail REITs) 142 4,561
Invesco Mortgage Capital, Inc. (Mortgage REITs) 141 1,146
Investar Holding Corp. (Banks) 23 637
Investors Title Co. (Insurance) 3 710
IonQ, Inc.
*(a)
(Technology Hardware, Storage &
Peripherals) 630 28,425
Iovance Biotherapeutics, Inc.
*
(Biotechnology) 615 2,066
iRadimed Corp. (Health Care Equipment & Supplies) 15 1,252
IRhythm Holdings, Inc.
*
(Health Care Equipment &
Supplies) 58 7,490
Ironwood Pharmaceuticals, Inc.
*
(Biotechnology) 292 1,205
Ispire Technology, Inc.
*
(Tobacco) 34 47
Itron, Inc.
*
(Electronic Equipment, Instruments &
Components) 83 6,955
Ivanhoe Electric, Inc.
*
(Metals & Mining) 194 2,489
J & J Snack Foods Corp. (Food Products) 28 2,471
J Jill, Inc. (Specialty Retail) 13 166
Jack in the Box, Inc.
*
(Hotels, Restaurants & Leisure) 32 403
Jackson Financial, Inc. - Class A (Financial Services) 123 14,239
Jade Biosciences, Inc.
*
(Biotech & Pharma) 58 1,415
JAKKS Pacific, Inc. (Leisure Products) 16 348
James River Group Holdings, Inc. (Insurance) 67 415
Janus International Group, Inc.
*
(Building Products) 247 1,284
Janux Therapeutics, Inc.
*
(Biotechnology) 78 1,121
JBG SMITH Properties (Office REITs) 109 1,635
Jefferson Capital, Inc. (Consumer Finance) 41 850
JELD-WEN Holding, Inc.
*
(Building Products) 155 212
JetBlue Airways Corp.
*
(Passenger Airlines) 542 2,523
Joby Aviation, Inc.
*
(Passenger Airlines) 1,069 9,823
John B. Sanfilippo & Son, Inc. (Food Products) 14 1,145
Common Stocks, continued
Shares Value
John Bean Technologies Corp. (Machinery) 95 $ 11,220
John Marshall Bancorp, Inc. (Banks) 23 483
John Wiley & Sons, Inc. - Class A (Media) 73 2,988
Johnson Outdoors, Inc. - Class A (Leisure Products) 11 579
Journey Medical Corp.
*
(Biotech & Pharma) 38 196
Kadant, Inc. (Machinery) 22 6,449
Kaiser Aluminum Corp. (Metals & Mining) 29 4,942
Kaltura, Inc.
*
(Software) 144 197
KalVista Pharmaceuticals, Inc.
*
(Biotechnology) 70 1,866
Karat Packaging, Inc. (Trading Companies &
Distributors) 16 459
KB Home (Household Durables) 112 5,935
Kearney Financial Corp. (Banks) 104 836
Kelly Services, Inc. - Class A (Professional Services) 56 547
Kennametal, Inc. (Machinery) 139 5,381
Kennedy-Wilson Holdings, Inc. (Real Estate
Management & Development) 221 2,409
Keros Therapeutics, Inc.
*
(Biotechnology) 53 589
Kestra Medical Technologies Ltd.
*
(Medical Equipment
& Devices) 49 1,015
Kforce, Inc. (Professional Services) 32 1,447
Kimball Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 44 1,188
KinderCare Learning Cos., Inc.
*
(Diversified Consumer
Services) 58 228
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels) 85 4,296
Kingstone Companies, Inc. (Insurance) 20 333
Kingsway Financial Services, Inc.
*
(Insurance) 38 409
Kite Realty Group Trust (Retail REITs) 397 10,386
KKR Real Estate Finance Trust, Inc. (Mortgage REITs) 101 619
Knife River Corp.
*
(Construction Materials) 104 9,625
Knowles Corp.
*
(Electronic Equipment, Instruments &
Components) 156 4,866
Kodiak Gas Services, Inc. (Energy Equipment &
Services) 152 10,306
Kodiak Sciences, Inc.
*
(Biotechnology) 69 3,000
Kohl's Corp. (Broadline Retail) 199 2,819
Kolibri Global Energy, Inc.
*
(Oil & Gas Producers) 54 310
Kontoor Brands, Inc. (Textiles, Apparel & Luxury
Goods) 101 7,408
Kopin Corp.
*
(Technology Hardware) 312 1,392
Koppers Holdings, Inc. (Chemicals) 34 1,388
Korn Ferry (Professional Services) 96 6,378
Korro Bio, Inc.
*
(Biotechnology) 12 162
KORU Medical Systems, Inc.
*
(Medical Equipment &
Devices) 79 315
Kosmos Energy, Ltd.
*
(Oil, Gas & Consumable Fuels) 866 2,667
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 330 20,806
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure) 141 556
Kronos Worldwide, Inc. (Chemicals) 40 298
Krystal Biotech, Inc.
*
(Biotechnology) 45 11,802
Kulicke & Soffa Industries, Inc. (Semiconductors &
Semiconductor Equipment) 93 7,952
KULR Technology Group, Inc.
*
(Technology Hardware) 77 199
Kura Oncology, Inc.
*
(Biotechnology) 147 1,298
Kura Sushi USA, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 12 661
Kymera Therapeutics, Inc.
*
(Biotechnology) 105 8,512
L.B. Foster Co.
*
- Class A (Machinery) 18 551
Ladder Capital Corp. (Mortgage REITs) 208 2,138
Lakeland Financial Corp. (Banks) 45 2,723
Lakeland Industries, Inc. (Apparel & Textile Products) 16 163
Lancaster Colony Corp. (Food Products) 37 4,819
Landmark BanCorp, Inc. (Banking) 9 239

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Small-Cap ProFund
Common Stocks, continued
Shares Value
Lands' End, Inc.
*
(Specialty Retail) 17 $ 192
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 119 10,069
Larimar Therapeutics, Inc.
*
(Biotechnology) 86 349
Latham Group, Inc.
*
(Leisure Products) 91 552
Laureate Education, Inc.
*
- CLASS A (Diversified
Consumer Services) 232 6,982
La-Z-Boy, Inc. (Household Durables) 76 2,640
LB Pharmaceuticals, Inc.
*
(Pharmaceuticals) 35 1,110
LCI Industries (Automobile Components) 43 5,126
LCNB Corp. (Banks) 25 405
Legacy Housing Corp.
*
(Household Durables) 16 348
Legalzoom.com, Inc.
*
(Commercial Support Services) 228 1,471
Legence Corporation
*
(Construction & Engineering) 93 8,087
Leggett & Platt, Inc. (Household Durables) 243 2,641
LeMaitre Vascular, Inc. (Health Care Equipment &
Supplies) 38 4,171
Lemonade, Inc.
*
(Insurance) 113 6,400
LendingClub Corp.
*
(Consumer Finance) 209 3,568
LendingTree, Inc.
*
(Consumer Finance) 20 992
LENSAR, Inc.
*
(Medical Equipment & Devices) 17 89
LENZ Therapeutics, Inc.
*
(Biotechnology) 36 323
Lexeo Therapeutics, Inc.
*
(Biotechnology) 121 689
LGI Homes, Inc.
*
(Household Durables) 37 1,812
Liberty Energy, Inc. (Energy Equipment & Services) 288 9,732
Liberty Latin America, Ltd.
*
- Class A (Diversified
Telecommunication Services) 53 430
Liberty Latin America, Ltd.
*
- Class C (Diversified
Telecommunication Services) 253 2,102
Life Time Group Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 276 7,399
Life360, Inc.
*
(Software) 38 1,637
Lifecore Biomedical, Inc.
*
(Life Sciences Tools &
Services) 51 259
LifeMD, Inc.
*
(Health Care Technology) 73 342
LifeStance Health Group, Inc.
*
(Health Care Providers
& Services) 303 2,294
Lifevantage Corporation (Food Products) 20 101
Lifeway Foods, Inc.
*
(Food Products) 9 242
Lifezone Metals, Ltd.
*
(Metals & Mining) 59 323
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 35 8,031
Lightbridge Corp.
*
(Electrical Equipment) 53 692
Limbach Holdings, Inc.
*
(Construction & Engineering) 19 1,896
Limoneira Co. (Food Products) 30 382
Lincoln Educational Services Corp.
*
(Diversified
Consumer Services) 54 2,222
Lindblad Expeditions Holdings, Inc.
*
(Hotels,
Restaurants & Leisure) 70 1,297
Lindsay Corp. (Machinery) 19 2,127
Lionsgate Studios Corp.
*
(Entertainment) 374 4,653
Liquidia Corp.
*
(Pharmaceuticals) 119 4,666
Liquidity Services, Inc.
*
(Commercial Services &
Supplies) 42 1,497
LivaNova PLC
*
(Health Care Equipment & Supplies) 99 5,950
Live Oak Bancshares, Inc. (Banks) 65 2,444
LiveRamp Holdings, Inc.
*
(Software) 114 3,332
Livewire Group, Inc.
*
(Automobiles) 21 38
loanDepot, Inc.
*
(Specialty Finance) 183 284
Logistic Properties Of The Americas
*
(Real Estate
Owners & Developers) 6 21
LSB Industries, Inc.
*
(Chemicals) 98 1,460
LSI Industries, Inc. (Electrical Equipment) 50 1,216
LTC Properties, Inc. (Health Care REITs) 86 3,287
Lucid Diagnostics, Inc.
*
(Medical Equipment & Devices) 164 175
Common Stocks, continued
Shares Value
Lumen Technologies, Inc.
*
(Diversified
Telecommunication Services) 1,741 $ 15,389
Lument Finance Trust, Inc. (Specialty Finance) 83 99
Lumexa Imaging Holdings, Inc.
*
(Health Care Facilities
& Services) 46 440
Luxfer Holdings PLC (Machinery) 49 737
LXP Industrial Trust (Industrial REITs) 106 5,398
M/I Homes, Inc.
*
(Household Durables) 48 6,312
Mack-Cali Realty Corp. (Residential REITs) 145 2,751
Madison Square Garden Entertainment Corp.
*
(Entertainment) 72 4,818
Madrigal Pharmaceuticals, Inc.
*
(Biotechnology) 31 16,039
Magnera Corp.
*
(Forestry, Paper & Wood Products) 59 589
Magnite, Inc.
*
(Media) 260 3,332
Magnolia Oil & Gas Corp. - Class A (Oil, Gas &
Consumable Fuels) 330 9,979
MainStreet Bancshares, Inc. (Banking) 12 281
Malibu Boats, Inc.
*
- Class A (Leisure Products) 34 870
Mama's Creations, Inc.
*
(Food Products) 67 951
Mammoth Energy Services, Inc.
*
(Energy Equipment &
Services) 44 126
Mannkind Corp.
*
(Biotechnology) 558 1,579
MapLight Therapeutics, Inc.
*
(Biotechnology) 35 1,115
MARA Holdings, Inc.
*(a)
(Software) 693 8,309
Maravai LifeSciences Holdings, Inc.
*
- Class A (Life
Sciences Tools & Services) 199 732
Marcus & Millichap, Inc. (Real Estate Management &
Development) 44 1,223
Marex Group PLC (Institutional Financial Services) 101 5,388
Marine Products Corp. (Leisure Products) 16 127
MarineMax, Inc.
*
(Specialty Retail) 36 1,035
MarketWise, Inc. (Capital Markets) 3 50
Marqeta, Inc.
*
- Class A (Financial Services) 654 2,838
Marriott Vacations Worldwide Corp. (Hotels, Restaurants
& Leisure) 51 3,673
Marten Transport, Ltd. (Ground Transportation) 106 1,598
Masterbrand, Inc.
*
(Building Products) 232 2,083
MasterCraft Boat Holdings, Inc.
*
(Leisure Products) 29 677
Materion Corp. (Metals & Mining) 38 6,985
Mativ Holdings, Inc. (Chemicals) 99 919
Matrix Service Co.
*
(Construction & Engineering) 49 662
Matson, Inc. (Marine Transportation) 56 9,768
Matthews International Corp. - Class A (Commercial
Services & Supplies) 54 1,541
Maui Land & Pineapple Co., Inc.
*
(Real Estate
Management & Development) 12 186
MaxCyte, Inc.
*
(Life Sciences Tools & Services) 184 162
Maximus, Inc. (Professional Services) 100 6,561
MaxLinear, Inc.
*
(Semiconductors & Semiconductor
Equipment) 149 10,542
Mayville Engineering Co., Inc.
*
(Machinery) 24 547
Maze Therapeutics, Inc.
*
(Biotechnology) 48 1,276
MBIA, Inc.
*
(Insurance) 83 485
MBX Biosciences, Inc.
*
(Pharmaceuticals) 52 1,571
McGrath RentCorp (Trading Companies & Distributors) 45 4,975
McGraw Hill, Inc.
*
(Diversified Consumer Services) 53 641
Mechanics Bancorp (Banks) 88 1,299
Medallion Financial Corp. (Consumer Finance) 30 275
MediaAlpha, Inc.
*
- Class A (Interactive Media &
Services) 62 528
Medifast, Inc.
*
(Personal Care Products) 20 217
MediWound, Ltd.
*
(Pharmaceuticals) 18 297
MeiraGTx Holdings PLC
*
(Biotechnology) 83 765
Mercantile Bank Corp. (Banks) 31 1,591
Merchants Bancorp (Financial Services) 47 2,187

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks, continued
Shares Value
Mercury General Corp. (Insurance) 49 $ 4,768
Mercury Systems, Inc.
*
(Aerospace & Defense) 99 7,812
Meridian Corporation (Banking) 17 320
Meridian Holdings, Inc.
*
(Entertainment) 3 30
Merit Medical Systems, Inc.
*
(Health Care Equipment &
Supplies) 107 7,295
Meritage Homes Corp. (Household Durables) 123 8,283
Mesa Laboratories, Inc. (Life Sciences Tools & Services) 10 1,000
Methode Electronics, Inc. (Electronic Equipment,
Instruments & Components) 61 489
Metrocity Bankshares, Inc. (Banks) 41 1,312
Metropolitan Bank Holding Corp. (Banks) 16 1,414
MFA Financial, Inc. (Mortgage REITs) 188 1,927
MGE Energy, Inc. (Electric Utilities) 67 5,375
MGP Ingredients, Inc. (Beverages) 26 518
Miami International Holdings, Inc.
*
(Capital Markets) 45 2,092
Microvast Holdings, Inc.
*
(Automotive) 363 701
MicroVision, Inc.
*(a)
(Electronic Equipment, Instruments
& Components) 558 366
Mid Penn Bancorp, Inc. (Banks) 36 1,187
Middlesex Water Co. (Water Utilities) 33 1,679
Midland States Bancorp, Inc. (Banks) 37 962
Miller Industries, Inc. (Machinery) 20 960
MillerKnoll, Inc. (Commercial Services & Supplies) 125 2,010
MiMedx Group, Inc.
*
(Biotechnology) 216 726
Minerals Technologies, Inc. (Chemicals) 58 4,173
Mineralys Therapeutics, Inc.
*
(Biotechnology) 87 2,319
Mirion Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 438 8,651
Mirum Pharmaceuticals, Inc.
*
(Biotechnology) 77 7,493
Mission Produce, Inc.
*
(Food Products) 78 1,081
Mister Car Wash, Inc.
*
(Diversified Consumer Services) 181 1,281
Mistras Group, Inc.
*
(Professional Services) 20 378
Mitek Systems, Inc.
*
(Software) 81 1,131
Mobile Infrastructure Corp.
*
(Real Estate Owners &
Developers) 24 44
Modine Manufacturing Co.
*
(Automobile Components) 96 24,444
Modiv Industrial, Inc. (Retail REITs) 17 271
Moelis & Co. - Class A (Capital Markets) 136 8,856
Monarch Casino & Resort, Inc. (Hotels, Restaurants &
Leisure) 23 2,730
Monopar Therapeutics, Inc.
*
(Biotech & Pharma) 8 417
Monro, Inc. (Specialty Retail) 52 913
Montauk Renewables, Inc.
*
(Independent Power/
Renewable Electricity Producers) 123 180
Monte Rosa Therapeutics, Inc.
*
(Biotechnology) 110 2,107
Montrose Environmental Group, Inc.
*
(Commercial
Services & Supplies) 60 1,263
Moog, Inc. - Class A (Aerospace & Defense) 51 15,367
Motorcar Parts of America, Inc.
*
(Automotive) 24 269
Movado Group, Inc. (Textiles, Apparel & Luxury Goods) 28 763
M-Tron Industries, Inc.
*
(Electrical Equipment) 6 401
Mueller Water Products, Inc. - Class A (Machinery) 285 7,949
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 247 10,315
MVB Financial Corp. (Banks) 20 523
Myers Industries, Inc. (Containers & Packaging) 68 1,401
Myomo, Inc.
*
(Medical Equipment & Devices) 66 57
MYR Group, Inc.
*
(Construction & Engineering) 28 11,335
Myriad Genetics, Inc.
*
(Biotechnology) 168 798
N-able, Inc.
*
(Software) 130 673
Nabors Industries, Ltd.
*
(Energy Equipment & Services) 26 2,668
NACCO Industries, Inc. - Class A (Oil, Gas &
Consumable Fuels) 7 337
NANO Nuclear Energy, Inc.
*
(Electrical Equipment) 73 1,707
Common Stocks, continued
Shares Value
Nano-X Imaging, Ltd.
*
(Health Care Providers &
Services) 127 $ 217
Napco Security Technologies, Inc. (Electronic
Equipment, Instruments & Components) 63 2,945
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure) 5 502
National Bank Holdings Corp. - Class A (Banks) 69 2,946
National Bankshares, Inc. (Banks) 11 394
National Beverage Corp.
*
(Beverages) 44 1,506
National CineMedia, Inc. (Media) 121 410
National Energy Services Reunited Corp.
*
(Oil & Gas
Services & Equipment) 123 3,068
National Health Investors, Inc. (Health Care REITs) 86 6,614
National HealthCare Corp. (Health Care Providers &
Services) 23 3,986
National Presto Industries, Inc. (Aerospace & Defense) 9 1,259
National Research Corp. (Health Care Providers &
Services) 22 362
National Vision Holdings, Inc.
*
(Specialty Retail) 142 3,297
Natural Gas Services Group, Inc. (Energy Equipment &
Services) 19 773
Natural Grocers by Vitamin Cottage, Inc. (Consumer
Staples Distribution & Retail) 23 666
Nature's Sunshine Products, Inc.
*
(Personal Care
Products) 30 815
Navan, Inc.
*
(Hotels, Restaurants & Leisure) 68 1,189
Navient Corp. (Consumer Finance) 124 1,146
Navigator Holdings Ltd. (Transportation & Logistics) 53 1,155
Navitas Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 371 6,122
NB Bancorp, Inc. (Banks) 73 1,433
NBT Bancorp, Inc. (Banks) 93 4,063
NCR Atleos Corp.
*
(Financial Services) 134 5,947
NCR Voyix Corp.
*
(Software) 254 1,750
Nelnet, Inc. - Class A (Consumer Finance) 24 3,401
Neogen Corp.
*
(Health Care Equipment & Supplies) 399 3,751
NeoGenomics, Inc.
*
(Health Care Providers & Services) 235 2,176
Neonode, Inc.
*
(Technology Hardware) 23 38
NerdWallet, Inc.
*
- Class A (Consumer Finance) 72 780
Nerdy, Inc.
*
(Diversified Consumer Services) 110 98
NET Lease Office Properties (Office REITs) 27 353
Net Power, Inc.
*
(Electrical Equipment) 72 138
NETGEAR, Inc.
*
(Communications Equipment) 50 1,264
NetScout Systems, Inc.
*
(Communications Equipment) 128 4,314
NETSTREIT Corp. (Retail REITs) 153 3,147
Neurogene, Inc.
*
(Biotechnology) 21 548
Neuronetics, Inc.
*
(Health Care Facilities & Services) 68 132
NeuroPace, Inc.
*
(Health Care Equipment & Supplies) 46 776
New Fortress Energy, Inc.
*(a)
(Oil & Gas Producers) 320 221
New Jersey Resources Corp. (Gas Utilities) 184 10,361
New York Community Bancorp, Inc. (Banks) 555 7,753
Newmark Group, Inc. - Class A (Real Estate
Management & Development) 277 4,465
Newsmax, Inc.
*
(Internet Media & Services) 87 548
NewtekOne, Inc. (Financial Services) 45 584
NexPoint Diversified Real Estate Trust (Equity REIT
- Diversified) 67 363
Nexpoint Real Estate Finance, Inc. (Mortgage REITs) 12 173
NexPoint Residential Trust, Inc. (Residential REITs) 41 1,184
NextDecade Corp.
*
(Oil, Gas & Consumable Fuels) 320 2,506
Nextdoor Holdings, Inc.
*
(Interactive Media & Services) 406 650
NextNav, Inc.
*
(Software) 173 3,206
NextNRG, Inc.
*
(Oil & Gas Producers) 80 30
Nextpower, Inc.
*
- Class A (Electrical Equipment) 266 31,688
Nexxen International Ltd.
*
(Advertising & Marketing) 56 411
NI Holdings, Inc.
*
(Insurance) 12 155

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Small-Cap ProFund
Common Stocks, continued
Shares Value
Niagen Bioscience, Inc.
*
(Life Sciences Tools &
Services) 97 $ 459
Nicolet Bankshares, Inc. (Banks) 34 4,980
NioCorp Developments Ltd.
*
(Metals & Mining) 214 1,278
Nkarta, Inc.
*
(Biotechnology) 85 235
NL Industries, Inc. (Commercial Services & Supplies) 15 90
nLight, Inc.
*
(Electronic Equipment, Instruments &
Components) 87 6,077
NMI Holdings, Inc.
*
- Class A (Financial Services) 140 5,419
Noble Corp. PLC (Energy Equipment & Services) 231 11,787
Nordic American Tankers, Ltd. (Oil, Gas & Consumable
Fuels) 374 2,087
Northeast Bank (Banks) 14 1,741
Northeast Community Bancorp, Inc. (Banks) 23 552
Northern Oil and Gas, Inc. (Oil, Gas & Consumable
Fuels) 175 4,753
Northfield Bancorp, Inc. (Banks) 67 935
Northpointe Bancshares, Inc. (Banking) 37 660
Northrim Bancorp, Inc. (Banks) 40 981
Northwest Bancshares, Inc. (Banks) 265 3,665
Northwest Natural Holding Co. (Gas Utilities) 76 4,028
Northwest Pipe Co.
*
(Construction & Engineering) 17 1,672
NorthWestern Energy Group, Inc. (Multi-Utilities) 113 8,174
Norwood Financial Corp. (Banks) 18 527
NovaGold Resources, Inc.
*
(Metals & Mining) 513 4,135
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 66 8,549
Novavax, Inc.
*
(Biotechnology) 273 2,164
Novocure, Ltd.
*
(Health Care Equipment & Supplies) 185 2,814
NPK International, Inc.
*
(Energy Equipment & Services) 150 2,453
Nu Skin Enterprises, Inc. - Class A (Personal Care
Products) 88 642
Nurix Therapeutics, Inc.
*
(Biotechnology) 186 3,106
NuScale Power Corp.
*
(Electrical Equipment) 290 3,613
Nutex Health, Inc.
*
(Software) 9 1,073
Nuvalent, Inc.
*
- Class A (Biotechnology) 91 9,125
Nuvation Bio, Inc.
*
(Pharmaceuticals) 440 1,958
Nuvectis Pharma, Inc.
*
(Biotech & Pharma) 28 240
NVE Corp. (Semiconductors & Semiconductor
Equipment) 9 745
Oak Valley Bancorp (Banks) 12 397
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 180 6,757
OceanFirst Financial Corp. (Banks) 103 1,964
Octave Specialty Group, Inc.
*
(Insurance) 71 315
Ocular Therapeutix, Inc.
*
(Pharmaceuticals) 343 3,214
OFG Bancorp (Banks) 79 3,631
Ohio Valley Banc Corp. (Asset Management) 7 312
O-I Glass, Inc.
*
(Containers & Packaging) 281 2,560
Oil States International, Inc.
*
(Energy Equipment &
Services) 103 1,182
Oil-Dri Corp. of America (Household Products) 18 1,313
Oklo, Inc.
*(a)
(Electric Utilities) 223 16,167
Olaplex Holdings, Inc.
*
(Personal Care Products) 256 520
Old National Bancorp (Banks) 639 15,316
Old Second Bancorp, Inc. (Banks) 92 1,896
Olema Pharmaceuticals, Inc.
*
(Biotechnology) 127 1,830
Omada Health, Inc.
*
(Health Care Providers & Services) 61 889
Omega Flex, Inc. (Machinery) 7 221
Omeros Corp.
*
(Pharmaceuticals) 125 1,825
OmniAb, Inc.
*
(Life Sciences Tools & Services) 203 282
Omnicell, Inc.
*
(Health Care Equipment & Supplies) 81 3,355
ONE Gas, Inc. (Gas Utilities) 109 9,725
One Liberty Properties, Inc. (Equity REIT - Diversified) 33 749
OneSpan, Inc. (Software) 69 799
Common Stocks, continued
Shares Value
OneSpaWorld Holdings, Ltd. (Diversified Consumer
Services) 182 $ 4,488
OneWater Marine, Inc.
*
(Specialty Retail) 21 197
Onity Group, Inc.
*
(Financial Services) 13 598
Ooma, Inc.
*
(Software) 46 751
OP Bancorp (Banking) 21 301
OPAL Fuels, Inc.
*
(Renewable Energy) 39 84
Open Lending Corp.
*
(Capital Markets) 185 326
OPENLANE, Inc.
*
(Commercial Services & Supplies) 192 6,036
OPKO Health, Inc.
*
(Health Care Providers & Services) 751 845
Oportun Financial Corp.
*
(Specialty Finance) 74 451
OppFi, Inc.
*
(Consumer Finance) 48 456
OptimizeRx Corp.
*
(Health Care Technology) 29 181
Option Care Health, Inc.
*
(Health Care Providers &
Services) 291 5,916
Orange County Bancorp, Inc. (Banks) 21 716
OraSure Technologies, Inc.
*
(Health Care Equipment &
Supplies) 127 386
Orchid Island Capital, Inc. (Mortgage REITs) 338 2,376
Organogenesis Holdings, Inc.
*
(Biotechnology) 125 294
ORIC Pharmaceuticals, Inc.
*
(Biotechnology) 121 1,195
Origin Bancorp, Inc. (Banks) 54 2,528
Orion Group Holdings, Inc.
*
(Construction &
Engineering) 69 940
Orion SA (Chemicals) 101 760
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 111 12,753
Orrstown Financial Services, Inc. (Banks) 34 1,249
Orthofix Medical, Inc.
*
(Health Care Equipment &
Supplies) 72 847
OrthoPediatrics Corp.
*
(Health Care Equipment &
Supplies) 31 467
Oruka Therapeutics Inc
*
(Biotechnology) 70 4,789
Oscar Health, Inc.
*
- Class A (Insurance) 370 6,830
OSI Systems, Inc.
*
(Electronic Equipment, Instruments
& Components) 29 8,321
Otter Tail Corp. (Electric Utilities) 70 6,247
Ouster, Inc.
*
(Electronic Equipment, Instruments &
Components) 103 2,777
Outfront Media, Inc. (Specialized REITs) 270 8,330
Outset Medical, Inc.
*
(Software) 31 132
Oxford Industries, Inc. (Textiles, Apparel & Luxury
Goods) 26 1,114
P10, Inc. - Class A (Capital Markets) 107 849
Pacific Biosciences of California, Inc.
*
(Life Sciences
Tools & Services) 504 801
Pacira BioSciences, Inc.
*
(Pharmaceuticals) 75 1,912
PACS Group, Inc.
*
(Health Care Providers & Services) 80 2,684
Pagaya Technologies, Ltd.
*
- Class A (Software) 110 1,528
PagerDuty, Inc.
*
(Software) 160 1,064
Pagseguro Digital, Ltd. - Class A (Financial Services) 327 3,277
Palladyne AI Corp.
*
(Machinery) 55 335
Palomar Holdings, Inc.
*
(Insurance) 48 5,778
Palvella Therapeutics, Inc.
*
(Biotechnology) 14 1,796
PAM Transportation Services, Inc.
*
(Ground
Transportation) 9 91
Pangaea Logistics Solutions, Ltd. (Marine
Transportation) 54 414
Papa John's International, Inc. (Hotels, Restaurants &
Leisure) 60 2,171
Par Pacific Holdings, Inc.
*
(Oil, Gas & Consumable
Fuels) 90 5,910
PAR Technology Corp.
*
(Electronic Equipment,
Instruments & Components) 73 981
Park Aerospace Corp. (Aerospace & Defense) 33 1,117

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks, continued
Shares Value
Park National Corp. (Banks) 27 $ 4,649
Parke Bancorp, Inc. (Banks) 18 542
Park-Ohio Holdings Corp. (Machinery) 18 521
Pathward Financial, Inc. (Banks) 40 3,474
Patria Investments, Ltd. - Class A (Capital Markets) 121 1,562
Patrick Industries, Inc. (Automobile Components) 59 5,487
Patriot National Bancorp, Inc.
*
(Banking) 143 175
Patterson-UTI Energy, Inc. (Energy Equipment &
Services) 633 7,735
Payoneer Global, Inc.
*
(Financial Services) 508 2,530
Paysafe, Ltd.
*
(Financial Services) 57 515
Paysign, Inc.
*
(Financial Services) 64 420
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 153 6,634
PC Connection, Inc. (Electronic Equipment, Instruments
& Components) 20 1,275
PCB Bancorp (Banks) 20 483
PDF Solutions, Inc.
*
(Semiconductors & Semiconductor
Equipment) 58 2,485
Peabody Energy Corp. (Oil, Gas & Consumable Fuels) 223 5,945
Peakstone Realty Trust (Office REITs) 67 1,406
Peapack-Gladstone Financial Corp. (Banks) 29 1,211
Pebblebrook Hotel Trust (Hotel & Resort REITs) 205 2,880
Pediatrix Medical Group, Inc.
*
(Health Care Providers
& Services) 156 3,512
Peloton Interactive, Inc.
*
- Class A (Leisure Products) 723 3,940
Penguin Solutions, Inc.
*
(Semiconductors &
Semiconductor Equipment) 95 2,889
PennyMac Financial Services, Inc. (Financial Services) 53 4,785
PennyMac Mortgage Investment Trust (Mortgage
REITs) 159 1,937
Peoples Bancorp of North Carolina, Inc. (Banks) 8 315
Peoples Bancorp, Inc. (Banks) 64 2,202
Peoples Financial Services Corp. (Banks) 17 968
Perdoceo Education Corp. (Diversified Consumer
Services) 117 3,971
Perella Weinberg Partners (Capital Markets) 119 2,706
Perimeter Solutions SA
*
(Chemicals) 254 7,696
Perma-Fix Environmental Services, Inc.
*
(Commercial
Services & Supplies) 32 405
Perpetua Resources Corp.
*
(Metals & Mining) 158 4,362
Personalis, Inc.
*
(Health Care Facilities & Services) 91 502
Perspective Therapeutics, Inc.
*
(Biotechnology) 113 441
Petco Health & Wellness Co., Inc.
*
(Specialty Retail) 159 452
Phathom Pharmaceuticals, Inc.
*
(Pharmaceuticals) 85 952
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 37 1,968
Phillips Edison & Co., Inc. (Retail REITs) 231 9,278
Phinia, Inc. (Automobile Components) 69 4,978
Phoenix Education Partners, Inc. (Diversified Consumer
Services) 9 252
Photronics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 104 5,146
Phreesia, Inc.
*
(Health Care Technology) 106 976
Picard Medical, Inc.
*
(Health Care Equipment &
Supplies) 9 4
Piedmont Office Realty Trust, Inc.
*
- Class A (Office
REITs) 227 1,898
Pioneer Bancorp, Inc.
*
(Banks) 20 285
Piper Sandler Cos (Institutional Financial Services) 128 11,162
Pitney Bowes, Inc. (Commercial Services & Supplies) 294 4,545
PJT Partners, Inc. - Class A (Capital Markets) 42 6,415
Planet Labs PBC
*
- Class A (Professional Services) 495 18,299
Playstudios, Inc.
*
(Entertainment) 163 68
Playtika Holding, Corp. (Entertainment Content) 103 377
Common Stocks, continued
Shares Value
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 49 $ 12,278
Plug Power, Inc.
*
(Electrical Equipment) 2,417 7,565
Plumas Bancorp (Banks) 12 612
Polaris, Inc. (Leisure Products) 97 6,429
Ponce Financial Group, Inc.
*
(Banks) 36 629
Porch Group, Inc.
*
(Software) 160 1,541
Portillo's, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 122 763
Portland General Electric Co. (Electric Utilities) 207 10,750
Postal Realty Trust, Inc. - Class A (Office REITs) 45 985
Powell Industries, Inc. (Electrical Equipment) 52 14,417
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 101 7,344
Power Solutions International, Inc.
*
(Machinery) 16 1,172
Powerfleet, Inc.
*
(Electronic Equipment, Instruments &
Components) 227 731
PRA Group, Inc.
*
(Consumer Finance) 71 1,547
Prairie Operating Co.
*
(Software) 62 74
Praxis Precision Medicines, Inc.
*
(Biotechnology) 47 14,985
Precigen, Inc.
*
(Biotechnology) 329 1,369
Preferred Bank (Banks) 21 1,989
Preformed Line Products Co. (Electrical Equipment) 5 1,661
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 88 4,956
PriceSmart, Inc. (Consumer Staples Distribution &
Retail) 47 7,375
Prime Medicine, Inc.
*
(Biotechnology) 187 663
PrimeEnergy Resources Corp.
*
(Oil, Gas & Consumable
Fuels) 1 222
Primis Financial Corp. (Banks) 38 557
Primoris Services Corp. (Construction & Engineering) 99 17,934
Princeton Bancorp, Inc. (Banks) 10 358
Priority Technology Holdings, Inc.
*
(Financial Services) 51 264
Privia Health Group, Inc.
*
(Health Care Providers &
Services) 212 5,268
ProAssurance Corp.
*
(Insurance) 93 2,297
PROCEPT BioRobotics Corp.
*
(Health Care Equipment
& Supplies) 97 2,332
Pro-Dex, Inc.
*
(Medical Equipment & Devices) 4 201
Proficient Auto Logistics, Inc.
*
(Ground Transportation) 44 323
ProFrac Holding Corp.
*
- Class A (Energy Equipment &
Services) 52 392
PROG Holdings, Inc. (Consumer Finance) 72 2,580
Progress Software Corp.
*
(Software) 77 2,144
Progyny, Inc.
*
(Health Care Providers & Services) 137 2,545
ProPetro Holding Corp.
*
(Energy Equipment & Services) 179 3,066
Protagonist Therapeutics, Inc.
*
(Biotechnology) 106 10,491
Protalix BioTherapeutics, Inc.
*
(Biotech & Pharma) 133 286
Protara Therapeutics, Inc.
*
(Biotech & Pharma) 94 501
Prothena Corp. PLC
*
(Biotechnology) 80 885
Proto Labs, Inc.
*
(Machinery) 43 2,787
Provident Financial Services, Inc. (Banks) 235 5,330
PTC Therapeutics, Inc.
*
(Biotechnology) 144 9,369
Public Policy Holding Company, Inc. (Commercial
Support Services) 8 112
PubMatic, Inc.
*
- Class A (Media) 70 685
Pulmonx Corp.
*
(Health Care Equipment & Supplies) 68 87
Pulse Biosciences, Inc.
*
(Health Care Equipment &
Supplies) 32 677
Puma Biotechnology, Inc.
*
(Biotechnology) 79 593
Pure Cycle Corp.
*
(Water Utilities) 38 439
PureCycle Technologies, Inc.
*(a)
(Chemicals) 237 1,773
Q2 Holdings, Inc.
*
(Software) 114 5,786
QCR Holdings, Inc. (Banks) 30 2,713
Quad/Graphics, Inc. (Commercial Services & Supplies) 51 379
Quaker Chemical Corp. (Chemicals) 25 3,397

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Small-Cap ProFund
Common Stocks, continued
Shares Value
Qualys, Inc.
*
(Software) 66 $ 5,737
Quanex Building Products Corp. (Building Products) 84 1,675
Quanterix Corp.
*
(Life Sciences Tools & Services) 76 238
Quantum Computing, Inc.
*(a)
(Software) 368 3,320
Quantum-Si, Inc.
*
(Life Sciences Tools & Services) 308 302
QuidelOrtho Corp.
*
(Health Care Equipment & Supplies) 124 1,525
QuinStreet, Inc.
*
(Interactive Media & Services) 100 1,276
Rackspace Technology, Inc.
*
(IT Services) 157 229
Radian Group, Inc. (Financial Services) 247 8,849
Radiant Logistics, Inc.
*
(Air Freight & Logistics) 66 555
RadNet, Inc.
*
(Health Care Providers & Services) 125 7,069
Ramaco Resources, Inc.
*
- Class A (Metals & Mining) 76 1,129
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 197 22,676
Ranger Bermuda Topco Ltd.
*
(Insurance) 5 49
Ranger Energy Services, Inc. (Energy Equipment &
Services) 40 698
Ranpak Holdings Corp.
*
(Containers & Packaging) 86 438
Rapid7, Inc.
*
(Software) 119 702
Rapport Therapeutics, Inc.
*
(Pharmaceuticals) 54 1,789
Rayonier Advanced Materials, Inc.
*
(Chemicals) 118 1,120
RBB Bancorp (Banks) 30 724
RCI Hospitality Holdings, Inc. (Hotels, Restaurants &
Leisure) 13 325
RCM Technologies, Inc.
*
(Technology Services) 9 282
RE/MAX Holdings, Inc.
*
- Class A (Real Estate
Management & Development) 33 353
Ready Capital Corp. (Mortgage REITs) 267 505
Recursion Pharmaceuticals, Inc.
*(a)
- Class A
(Biotechnology) 836 2,893
Red Cat Holdings, Inc.
*(a)
(Aerospace & Defense) 189 2,215
Red River Bancshares, Inc. (Banks) 9 817
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants &
Leisure) 89 4,802
Red Violet, Inc.
*
(Software) 21 786
Redwire Corp.
*
(Aerospace & Defense) 194 1,783
Redwood Trust, Inc. (Mortgage REITs) 231 1,284
REGENXBIO, Inc.
*
(Biotechnology) 86 771
Regional Management Corp. (Consumer Finance) 17 635
Relay Therapeutics, Inc.
*
(Biotechnology) 257 3,331
Remitly Global, Inc.
*
(Financial Services) 313 6,852
Renasant Corp. (Banks) 172 6,861
Repay Holdings Corp.
*
(Financial Services) 123 466
Replimune Group, Inc.
*
(Biotechnology) 131 337
ReposiTrak, Inc. (Software) 22 215
Republic Bancorp, Inc. - Class A (Banks) 15 1,136
Reservoir Media, Inc.
*
(Entertainment) 37 372
Resideo Technologies, Inc.
*
(Building Products) 236 9,763
Resolute Holdings Management, Inc.
*
(Asset
Management) 8 1,089
Resources Connection, Inc. (Professional Services) 56 237
Revolve Group, Inc.
*
(Specialty Retail) 74 1,883
REX American Resources Corp.
*
(Oil, Gas &
Consumable Fuels) 53 2,571
Rezolute, Inc.
*
(Biotechnology) 132 422
Rezolve AI PLC
*(a)
(Software) 405 1,041
RGC Resources, Inc. (Gas Utilities) 15 341
Rhinebeck Bancorp, Inc.
*
(Banking) 8 131
Rhythm Pharmaceuticals, Inc.
*
(Biotechnology) 97 7,892
Ribbon Communications, Inc.
*
(Communications
Equipment) 171 451
Richardson Electronics, Ltd. (Electronic Equipment,
Instruments & Components) 22 317
Richmond Mutual BanCorp, Inc. (Banking) 15 237
Richtech Robotics, Inc.
*
(Machinery) 309 760
Common Stocks, continued
Shares Value
Rigel Pharmaceuticals, Inc.
*
(Biotechnology) 33 $ 954
Rigetti Computing, Inc.
*
(Semiconductors &
Semiconductor Equipment) 596 10,400
Riley Exploration Permian, Inc. (Oil, Gas & Consumable
Fuels) 27 977
Rimini Street, Inc.
*
(Software) 89 303
Riot Platforms, Inc.
*
(Software) 636 10,965
Rithm Property Trust, Inc. (Mortgage REITs) 13 189
Riverview Bancorp, Inc. (Banking) 37 192
RLJ Lodging Trust (Hotel & Resort REITs) 226 1,862
Rocket Pharmaceuticals, Inc.
*
(Biotechnology) 155 539
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods) 13 477
Rogers Corp.
*
(Electronic Equipment, Instruments &
Components) 33 4,480
Root, Inc.
*
- Class A (Insurance) 22 1,199
RPC, Inc. (Energy Equipment & Services) 163 1,284
Rumble, Inc.
*(a)
(Internet Media & Services) 195 1,467
Rush Enterprises, Inc. - Class A (Trading Companies &
Distributors) 112 8,291
Rush Enterprises, Inc. - Class B (Trading Companies &
Distributors) 16 1,166
Rush Street Interactive, Inc.
*
(Hotels, Restaurants &
Leisure) 167 4,693
RXO, Inc.
*
(Ground Transportation) 297 5,932
RxSight, Inc.
*
(Health Care Equipment & Supplies) 71 502
Ryerson Holding Corp. (Metals & Mining) 80 2,217
Ryman Hospitality Properties, Inc. (Hotel & Resort
REITs) 113 11,876
S&T Bancorp, Inc. (Banks) 68 3,001
Sable Offshore Corp.
*
(Oil, Gas & Consumable Fuels) 227 3,257
Sabra Health Care REIT, Inc. (Health Care REITs) 455 9,400
Sabre Corp.
*
(Hotels, Restaurants & Leisure) 676 1,237
Safe Builders, Inc. (Marine Transportation) 94 634
Safehold, Inc. (Specialized REITs) 102 1,634
Safety Insurance Group, Inc. (Insurance) 27 2,029
Sally Beauty Holdings, Inc.
*
(Specialty Retail) 181 2,567
Sana Biotechnology, Inc.
*
(Biotechnology) 306 1,007
Sanara Medtech, Inc.
*
(Health Care Equipment &
Supplies) 6 114
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) 58 902
Sanmina Corp.
*
(Electronic Equipment, Instruments &
Components) 97 21,129
SANUWAVE Health, Inc.
*
(Medical Equipment &
Devices) 14 229
Satellogic, Inc.
*
(Telecommunications) 152 982
Saul Centers, Inc. (Retail REITs) 22 757
Savara, Inc.
*
(Biotechnology) 267 1,399
Savers Value Village, Inc.
*
(Broadline Retail) 70 592
SB Financial Group, Inc. (Banking) 10 208
SBC Medical Group Holdings, Inc.
*
(Health Care
Facilities & Services) 21 69
ScanSource, Inc.
*
(Electronic Equipment, Instruments &
Components) 40 1,645
Scholar Rock Holding Corp.
*
(Biotechnology) 159 7,411
Scholastic Corp. (Media) 38 1,534
Schrodinger, Inc.
*
(Health Care Technology) 103 1,232
Scilex Holding Co.
*
(Biotech & Pharma) 1 14
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels) 82 6,669
Seacoast Banking Corp. of Florida (Banks) 177 5,570
SEACOR Marine Holdings, Inc.
*
(Energy Equipment &
Services) 40 304
Seadrill, Ltd.
*
(Energy Equipment & Services) 115 5,714
Seaport Entertainment Group, Inc.
*
(Real Estate Owners
& Developers) 14 313

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks, continued
Shares Value
SeaWorld Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 50 $ 1,763
Security National Financial Corp.
*
- Class A (Specialty
Finance) 30 294
Select Energy Services, Inc. - Class A (Energy
Equipment & Services) 173 2,894
Select Medical Holdings Corp. (Health Care Providers
& Services) 196 3,216
Selective Insurance Group, Inc. (Insurance) 110 9,236
Selectquote, Inc.
*
(Insurance) 256 235
SELLAS Life Sciences Group, Inc.
*(a)
(Biotech &
Pharma) 314 1,554
Semtech Corp.
*
(Semiconductors & Semiconductor
Equipment) 170 17,859
Seneca Foods Corp.
*
- Class A (Food Products) 9 1,259
Sensient Technologies Corp. (Chemicals) 77 8,750
Septerna, Inc.
*
(Pharmaceuticals) 39 927
Serve Robotics, Inc.
*(a)
(Internet Media & Services) 120 1,132
Service Properties Trust (Hotel & Resort REITs) 995 1,542
ServisFirst Bancshares, Inc. (Banks) 94 7,484
Seven Hills Realty Trust (Mortgage REITs) 40 327
Sezzle, Inc.
*
(Financial Services) 30 2,388
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels) 221 2,548
Shake Shack, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 71 7,274
Shenandoah Telecommunications Co. (Diversified
Telecommunication Services) 93 1,463
Shoals Technologies Group, Inc.
*
- Class A (Electrical
Equipment) 307 2,438
Shoe Carnival, Inc. (Specialty Retail) 33 611
Shore Bancshares, Inc. (Banks) 56 1,081
Shoulder Innovations, Inc.
*
(Health Care Equipment &
Supplies) 19 243
Shutterstock, Inc. (Interactive Media & Services) 44 711
SI-BONE, Inc.
*
(Health Care Equipment & Supplies) 70 867
Siebert Financial Corp.
*
(Asset Management) 26 46
Sierra Bancorp (Banks) 22 794
SIGA Technologies, Inc. (Pharmaceuticals) 75 345
Sight Sciences, Inc.
*
(Health Care Equipment &
Supplies) 76 311
Signet Jewelers, Ltd. (Specialty Retail) 72 6,410
Sila Realty Trust, Inc. (Health Care REITs) 102 3,104
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 60 13,062
Silvaco Group, Inc.
*
(Software) 15 153
Silvercrest Asset Management Group, Inc. - Class A
(Capital Markets) 12 158
Simmons First National Corp. - Class A (Banks) 263 5,591
Simulations Plus, Inc.
*
(Health Care Technology) 30 425
Sinclair, Inc. (Media) 70 1,089
Sionna Therapeutics, Inc.
*
(Biotechnology) 30 1,161
SiriusPoint, Ltd.
*
(Insurance) 187 4,378
SITE Centers Corp. (Retail REITs) 92 505
SiTime Corp.
*
(Semiconductors & Semiconductor
Equipment) 41 23,047
Six Flags Entertainment Corp.
*
(Hotels, Restaurants &
Leisure) 175 3,287
Skillsoft Corp.
*
(Software) 9 69
Sky Harbour Group Corp.
*
(Transportation
Infrastructure) 39 412
Skyward Specialty Insurance Group, Inc.
*
(Insurance) 71 3,227
SkyWater Technology, Inc.
*
(Semiconductors &
Semiconductor Equipment) 65 2,074
SkyWest, Inc.
*
(Passenger Airlines) 74 6,077
SKYX Platforms Corp.
*
(Electrical Equipment) 164 177
Common Stocks, continued
Shares Value
SL Green Realty Corp. (Office REITs) 131 $ 5,555
Sleep Number Corp.
*
(Specialty Retail) 33 99
Slide Insurance Holdings, Inc.
*
(Insurance) 129 2,406
SM Energy Co. (Oil, Gas & Consumable Fuels) 455 14,118
SmartFinancial, Inc. (Banks) 28 1,174
Smartstop Self Storage REIT, Inc. (REITS & Real Estate
Management) 102 3,211
Smith & Wesson Brands, Inc. (Leisure Products) 81 1,259
Smith-Midland Corp.
*
(Construction Materials) 5 169
Solaris Energy Infrastructure, Inc. - Class A (Energy
Equipment & Services) 84 6,203
Soleno Therapeutics, Inc.
*
(Biotechnology) 92 4,859
Solesence, Inc.
*
(Household Products) 34 46
Solid Biosciences, Inc.
*
(Biotechnology) 108 784
Solid Power, Inc.
*
(Automobile Components) 322 1,111
Sonic Automotive, Inc. - Class A (Specialty Retail) 27 2,126
Sonida Senior Living, Inc.
*
(Health Care Providers &
Services) 10 380
Sonos, Inc.
*
(Household Durables) 218 3,233
Sound Financial Bancorp, Inc. (Banking) 4 165
SoundHound AI, Inc.
*(a)
- Class A (Software) 707 5,628
SoundThinking, Inc.
*
(Software) 17 116
South Plains Financial, Inc. (Banks) 23 945
Southern California BanCorp (Banks) 41 766
Southern First Bancshares, Inc.
*
(Banks) 14 788
Southern Missouri Bancorp, Inc. (Banks) 18 1,228
Southland Holdings, Inc.
*
(Construction & Engineering) 23 25
Southside Bancshares, Inc. (Banks) 53 1,751
Southwest Gas Holdings, Inc. (Gas Utilities) 125 11,757
Spectrum Brands Holdings, Inc. (Household Products) 41 3,387
Sphere Entertainment Co.
*
(Entertainment) 50 7,122
Spire Global, Inc.
*
(Professional Services) 54 963
Spire, Inc. (Gas Utilities) 107 9,756
Spok Holdings, Inc. (Wireless Telecommunication
Services) 37 396
Sprinklr, Inc.
*
- Class A (Software) 209 1,028
Sprout Social, Inc.
*
- Class A (Software) 97 582
SPS Commerce, Inc.
*
(Software) 70 3,928
SPX Technologies, Inc.
*
(Machinery) 88 19,264
Spyre Therapeutics, Inc.
*
(Biotechnology) 136 10,125
SR Bancorp, Inc. (Banking) 13 251
SSR Mining, Inc.
*
(Metals & Mining) 372 10,717
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 63 1,661
Stagwell, Inc.
*
(Media) 199 1,248
Standard BioTools, Inc.
*
(Life Sciences Tools &
Services) 525 488
Standard Motor Products, Inc. (Automobile
Components) 39 1,457
Standex International Corp. (Machinery) 22 6,006
Starz Entertainment Corp.
*
(Entertainment) 21 385
Stellar Bancorp, Inc. (Banks) 85 3,193
Stepan Co. (Chemicals) 39 1,951
StepStone Group, Inc. - Class A (Capital Markets) 127 6,718
Stereotaxis, Inc.
*
(Health Care Equipment & Supplies) 113 211
Sterling Infrastructure, Inc.
*
(Construction &
Engineering) 54 27,842
Steven Madden, Ltd. (Textiles, Apparel & Luxury
Goods) 131 4,920
Stewart Information Services Corp. (Insurance) 55 3,849
Stitch Fix, Inc.
*
- Class A (Specialty Retail) 204 743
Stock Yards Bancorp, Inc. (Banks) 48 3,472
Stoke Therapeutics, Inc.
*
(Biotechnology) 89 2,912
StoneCo, Ltd. (Financial Services) 458 5,029
StoneX Group, Inc.
*
(Capital Markets) 134 14,208

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Small-Cap ProFund
Common Stocks, continued
Shares Value
Strata Critical Medical, Inc.
*
- Class A (Passenger
Airlines) 126 $ 633
Strategic Education, Inc. (Diversified Consumer
Services) 42 3,293
Strattec Security Corporation
*
(Automobile Components) 7 527
Stratus Properties, Inc.
*
(Real Estate Management &
Development) 12 363
Strawberry Fields REIT, Inc. (Health Care REITs) 14 173
Stride, Inc.
*
(Diversified Consumer Services) 76 7,384
Strive, Inc.
*
(Capital Markets) 95 1,459
Sturm Ruger & Co., Inc. (Leisure Products) 25 1,085
Summit Hotel Properties, Inc. (Hotel & Resort REITs) 194 964
Summit Midstream Corp.
*
(Oil & Gas Producers) 16 506
Sun Country Airlines Holdings, Inc.
*
(Passenger
Airlines) 93 1,469
SunCoke Energy, Inc. (Metals & Mining) 155 1,057
SunOpta, Inc.
*
(Food Products) 175 1,134
Sunrise Realty Trust, Inc. (Mortgage REITs) 19 142
Sunrun, Inc.
*
(Electrical Equipment) 415 5,283
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs) 332 3,260
Super Group SGHC, Ltd. (Hotels, Restaurants &
Leisure) 291 3,771
Superior Group of Cos., Inc. (Textiles, Apparel &
Luxury Goods) 20 226
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 101 4,848
Surgery Partners, Inc.
*
(Health Care Providers &
Services) 141 1,978
Sweetgreen, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 189 1,300
Sylvamo Corp. (Paper & Forest Products) 61 2,606
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 71 6,645
Syndax Pharmaceuticals, Inc.
*
(Biotechnology) 157 3,365
T1 Energy, Inc.
*
(Electrical Equipment) 371 1,781
Tactile Systems Technology, Inc.
*
(Health Care
Equipment & Supplies) 40 921
Talkspace, Inc.
*
(Health Care Providers & Services) 260 1,349
Talos Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 232 3,693
Tandem Diabetes Care, Inc.
*
(Health Care Equipment &
Supplies) 124 2,421
Tanger, Inc. (Retail REITs) 207 7,676
Tango Therapeutics, Inc.
*
(Biotechnology) 203 4,389
Target Hospitality Corp.
*
(Hotels, Restaurants & Leisure) 59 858
Tarsus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 72 4,580
Taylor Morrison Home Corp.
*
(Household Durables) 175 10,630
Taysha Gene Therapies, Inc.
*
(Biotechnology) 403 2,575
Teads Holding Company
*
(Interactive Media & Services) 67 59
TechTarget, Inc.
*
(Media) 53 304
Tecnoglass, Inc. (Building Products) 49 2,111
Tectonic Therapeutic, Inc.
*
(Biotech & Pharma) 20 559
Teekay Corp. (Transportation & Logistics) 97 1,296
Teekay Tankers, Ltd. - Class A (Transportation &
Logistics) 44 3,457
Tejon Ranch Co.
*
(Real Estate Management &
Development) 38 744
Teladoc Health, Inc.
*
(Health Care Technology) 325 1,970
Telephone and Data Systems, Inc. (Wireless
Telecommunication Services) 182 8,200
Telos Corp.
*
(Software) 93 397
Tenable Holdings, Inc.
*
(Software) 217 4,533
Tennant Co. (Machinery) 33 2,740
Terawulf, Inc.
*
(Software) 629 13,668
Terex Corp. (Machinery) 205 12,751
Terns Pharmaceuticals, Inc.
*
(Pharmaceuticals) 175 9,263
Terreno Realty Corp. (Industrial REITs) 187 12,192
Common Stocks, continued
Shares Value
TETRA Technologies, Inc.
*
(Energy Equipment &
Services) 232 $ 2,209
Tevogen Bio Holdings, Inc.
*
(Biotechnology) 2 13
Texas Capital Bancshares, Inc. (Banks) 80 8,056
TG Therapeutics, Inc.
*
(Biotechnology) 265 8,952
The Andersons, Inc. (Consumer Staples Distribution &
Retail) 59 4,634
The Arena Group Holdings, Inc.
*
(Advertising &
Marketing) 24 60
The Baldwin Insurance Group, Inc.
*
(Insurance) 175 3,976
The Bancorp, Inc.
*
(Banks) 76 4,547
The Bank of NT Butterfield & Son, Ltd. (Banks) 76 4,214
The Beauty Health Co.
*
(Personal Care Products) 211 180
The Brink's Co. (Commercial Services & Supplies) 76 8,114
The Buckle, Inc. (Specialty Retail) 58 3,225
The Cheesecake Factory, Inc. (Hotels, Restaurants &
Leisure) 84 5,281
The Chefs' Warehouse, Inc.
*
(Consumer Staples
Distribution & Retail) 67 5,199
The Chemours Co. (Chemicals) 275 7,411
The E.W. Scripps Co.
*
- Class A (Media) 120 575
The Eastern Co. (Machinery) 10 219
The Ensign Group, Inc. (Health Care Providers &
Services) 103 19,229
The First Bancorp, Inc. (Banks) 20 569
The GEO Group, Inc.
*
(Commercial Services &
Supplies) 243 4,498
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 504 3,568
The Gorman-Rupp Co. (Machinery) 38 2,878
The Greenbrier Cos., Inc. (Machinery) 55 2,702
The Hackett Group, Inc. (IT Services) 45 581
The Hain Celestial Group, Inc.
*
(Food Products) 165 108
The Honest Co., Inc.
*
(Personal Care Products) 173 606
The Joint Corp.
*
(Health Care Providers & Services) 16 142
The Lovesac Co.
*
(Household Durables) 24 379
The Macerich Co. (Retail REITs) 470 10,213
The Manitowoc Co., Inc.
*
(Machinery) 63 856
The Marcus Corp. (Entertainment) 42 740
The Oncology Institute, Inc.
*
(Health Care Facilities &
Services) 145 560
The Pennant Group, Inc.
*
(Health Care Providers &
Services) 62 1,942
The Real Brokerage, Inc.
*
(Real Estate Management &
Development) 258 542
The RealReal, Inc.
*
(Specialty Retail) 194 2,307
The RMR Group, Inc. - Class A (Real Estate
Management & Development) 29 516
The Simply Good Foods Co.
*
(Food Products) 157 2,099
The St. Joe Co. (Real Estate Management &
Development) 70 4,520
The Vita Coco Co., Inc.
*
(Beverages) 87 5,742
The York Water Co. (Water Utilities) 26 755
Theravance Biopharma, Inc.
*
(Pharmaceuticals) 70 1,172
Thermon Group Holdings, Inc.
*
(Electrical Equipment) 59 3,569
Third Coast Bancshares, Inc.
*
(Banks) 23 859
ThredUp, Inc.
*
- Class A (Specialty Retail) 183 785
Thryv Holdings, Inc.
*
(Media) 59 211
Tidewater, Inc.
*
(Energy Equipment & Services) 90 8,040
Timberland Bancorp, Inc. (Banks) 14 558
TimkenSteel Corp.
*
(Metals & Mining) 66 1,270
Tiptree, Inc. (Insurance) 43 741
Titan America SA (Construction Materials) 44 726
Titan International, Inc.
*
(Machinery) 89 678

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks, continued
Shares Value
Titan Machinery, Inc.
*
(Trading Companies &
Distributors) 39 $ 815
Tompkins Financial Corp. (Banks) 25 2,107
Tonix Pharmaceuticals Holding Corp.
*
(Biotech &
Pharma) 25 323
Tootsie Roll Industries, Inc. (Food Products) 34 1,435
Torrid Holdings, Inc.
*
(Specialty Retail) 62 107
TowneBank (Banks) 157 5,583
TPG RE Finance Trust, Inc. (Mortgage REITs) 130 1,100
Traeger, Inc.
*
(Home & Office Products) 1 42
Transcat, Inc.
*
(Trading Companies & Distributors) 17 1,294
Transcontinental Realty Investors, Inc.
*
(Real Estate
Management & Development) 2 71
TransMedics Group, Inc.
*
(Health Care Equipment &
Supplies) 61 6,148
Transocean, Ltd.
*
(Energy Equipment & Services) 1,696 11,567
Travelzoo
*
(Internet Media & Services) 11 108
Travere Therapeutics, Inc.
*
(Biotechnology) 151 6,360
Treace Medical Concepts, Inc.
*
(Health Care Equipment
& Supplies) 88 159
Tredegar Corp.
*
(Metals & Mining) 49 470
Trevi Therapeutics, Inc.
*
(Pharmaceuticals) 174 2,394
Tri Pointe Homes, Inc.
*
(Household Durables) 155 7,268
TriCompany Bancshares (Banks) 55 2,765
TriMas Corp. (Containers & Packaging) 58 2,147
TriNet Group, Inc. (Professional Services) 55 2,518
Trinity Industries, Inc. (Machinery) 147 4,794
TripAdvisor, Inc.
*
(Interactive Media & Services) 209 2,326
TriSalus Life Sciences, Inc.
*
(Biotech & Pharma) 51 220
Triumph Financial, Inc.
*
(Banks) 41 2,775
Tronox Holdings PLC - Class A (Chemicals) 218 2,178
TruBridge, Inc.
*
(Software) 17 437
TrueBlue, Inc.
*
(Professional Services) 52 285
Trupanion, Inc.
*
(Insurance) 68 1,631
TrustCo Bank Corp. (Banks) 32 1,523
Trustmark Corp. (Banks) 101 4,481
TSS, Inc.
*
(Engineering & Construction) 40 613
TTEC Holdings, Inc.
*
(Professional Services) 37 108
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 187 29,587
Tucows, Inc.
*
- Class A (IT Services) 12 189
TuHURA Biosciences, Inc.
*(a)
(Biotech & Pharma) 78 175
Turning Point Brands, Inc. (Tobacco) 34 2,743
Turtle Beach Corp.
*
(Technology Hardware, Storage &
Peripherals) 28 323
Tutor Perini Corp. (Construction & Engineering) 81 7,527
Tvardi Therapeutics, Inc.
*
(Biotech & Pharma) 11 35
Twist Bioscience Corp.
*
(Biotechnology) 111 6,488
Two Harbors Investment Corp. (Mortgage REITs) 191 2,210
TXNM Energy, Inc. (Electric Utilities) 184 10,867
Tyra Biosciences, Inc.
*
(Biotechnology) 47 1,633
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 28 1,994
Udemy, Inc.
*
(Diversified Consumer Services) 172 815
UFP Industries, Inc. (Building Products) 106 9,486
UFP Technologies, Inc.
*
(Health Care Equipment &
Supplies) 14 2,683
Ultra Clean Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 81 6,330
UMB Financial Corp. (Banks) 133 16,780
UMH Properties, Inc. (Residential REITs) 147 2,286
UniFirst Corp. (Commercial Services & Supplies) 27 6,899
Union Bankshares, Inc. (Banking) 7 173
Unisys Corp.
*
(IT Services) 122 318
United Bankshares, Inc. (Banks) 255 11,171
Common Stocks, continued
Shares Value
United Community Banks, Inc. (Banks) 224 $ 7,466
United Fire Group, Inc. (Insurance) 38 1,532
United Natural Foods, Inc.
*
(Consumer Staples
Distribution & Retail) 109 5,452
United States Antimony Corp.
*(a)
(Metals & Mining) 217 2,606
United States Lime & Minerals, Inc. (Construction
Materials) 20 2,153
Uniti Group, Inc.
*
(Specialized REITs) 305 3,608
Unitil Corp. (Multi-Utilities) 32 1,679
Unity Bancorp, Inc. (Banks) 13 680
Universal Corp. (Tobacco) 44 2,358
Universal Health Realty Income Trust (Health Care
REITs) 24 977
Universal Insurance Holdings, Inc. (Insurance) 46 1,823
Universal Logistics Holdings, Inc. (Ground
Transportation) 12 289
Universal Technical Institute, Inc.
*
(Diversified
Consumer Services) 86 3,228
Univest Financial Corp. (Banks) 51 1,937
Upbound Group, Inc. (Specialty Retail) 96 1,897
Upstart Holdings, Inc.
*
(Consumer Finance) 157 4,958
Upstream Bio, Inc.
*
(Biotechnology) 60 551
Upwork, Inc.
*
(Professional Services) 225 2,329
Uranium Energy Corp.
*
(Oil, Gas & Consumable Fuels) 871 12,968
Urban Edge Properties (Retail REITs) 232 5,085
Urban Outfitters, Inc.
*
(Specialty Retail) 119 8,369
UroGen Pharma, Ltd.
*
(Biotechnology) 73 1,740
US Gold Corp.
*
(Metals & Mining) 25 411
US Goldmining, Inc.
*
(Metals & Mining) 5 67
USA Rare Earth, Inc.
*
(Metals & Mining) 336 8,726
USANA Health Sciences, Inc.
*
(Personal Care Products) 20 381
USCB Financial Holdings, Inc. (Banks) 21 383
Utah Medical Products, Inc. (Health Care Equipment &
Supplies) 6 393
Utz Brands, Inc. (Food Products) 134 1,067
V2X, Inc.
*
(Aerospace & Defense) 48 3,255
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels) 189 1,242
Valaris, Ltd.
*
(Energy Equipment & Services) 114 11,626
Valhi, Inc. (Chemicals) 4 60
Valley National Bancorp (Banks) 885 12,008
Value Line, Inc. (Capital Markets) 1 35
Vanda Pharmaceuticals, Inc.
*
(Biotechnology) 102 724
Varex Imaging Corp.
*
(Health Care Equipment &
Supplies) 76 885
Varonis Systems, Inc.
*
(Software) 212 5,576
Vaxcyte, Inc.
*
(Biotechnology) 227 12,993
Veeco Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 108 5,384
Velocity Financial, Inc.
*
(Financial Services) 21 405
Vera Therapeutics, Inc.
*
(Biotechnology) 113 4,024
Veracyte, Inc.
*
(Biotechnology) 143 4,708
Verastem, Inc.
*
(Biotechnology) 122 666
Verde Clean Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 8 14
Vericel Corp.
*
(Biotechnology) 92 3,195
Verra Mobility Corp.
*
(Professional Services) 292 4,330
Vertex, Inc.
*
- Class A (Software) 128 1,583
Vestis Corp.
*
(Commercial Services & Supplies) 167 1,623
Via Transportation, Inc.
*
(Software) 19 289
Viad Corp.
*
(Commercial Services & Supplies) 39 1,641
Viant Technology, Inc.
*
- Class A (Software) 28 304
Viasat, Inc.
*
(Communications Equipment) 226 14,896
Viavi Solutions, Inc.
*
(Communications Equipment) 421 22,059
Vicor Corp.
*
(Electrical Equipment) 42 11,309
Victoria's Secret & Co.
*
(Specialty Retail) 126 6,531

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Small-Cap ProFund
Common Stocks, continued
Shares Value
Victory Capital Holdings, Inc. - Class A (Capital
Markets) 82 $ 6,438
Viemed Healthcare, Inc.
*
(Health Care Providers &
Services) 61 608
Village Super Market, Inc. - Class A (Consumer Staples
Distribution & Retail) 17 733
Vir Biotechnology, Inc.
*
(Biotechnology) 170 1,737
Virco Mfg. Corp. (Commercial Services & Supplies) 21 127
Virginia National Bankshares Corp. (Banks) 9 380
Viridian Therapeutics, Inc.
*
(Biotechnology) 148 1,995
Virtus Investment Partners, Inc. (Capital Markets) 12 1,747
Vishay Intertechnology, Inc. (Electronic Equipment,
Instruments & Components) 221 6,402
Vishay Precision Group, Inc.
*
(Electronic Equipment,
Instruments & Components) 22 1,329
Vistance Networks, Inc. (Communications Equipment) 398 5,092
Visteon Corp. (Automobile Components) 50 5,586
Vital Farms, Inc.
*
(Food Products) 63 860
Vitesse Energy, Inc.
(a)
(Oil, Gas & Consumable Fuels) 54 1,013
Vivid Seats, Inc.
*
- Class A (Entertainment) 11 74
Vox Royalty Corp. (Metals & Mining) 109 560
Voyager Technologies, Inc.
*
(Aerospace & Defense) 87 2,298
Voyager Therapeutics, Inc.
*
(Biotechnology) 85 317
Vroom, Inc.
*
(Specialty Finance) 2 30
VSE Corp. (Commercial Services & Supplies) 49 8,413
VTEX
*
(Software) 98 368
Vuzix Corp.
*
(Technology Hardware) 123 354
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels) 181 762
Wabash National Corp. (Machinery) 72 626
WaFd, Inc. (Banks) 35 1,100
Waldencast PLC
*
- Class A (Personal Care Products) 88 78
Walker & Dunlop, Inc. (Financial Services) 60 3,021
Warby Parker, Inc.
*
- Class A (Specialty Retail) 181 4,004
Warrior Met Coal, Inc. (Metals & Mining) 95 8,536
Washington Federal, Inc. (Banks) 139 4,921
Waterstone Financial, Inc. (Financial Services) 28 505
Watts Water Technologies, Inc. - Class A (Machinery) 50 15,008
WaVe Life Sciences, Ltd.
*
(Pharmaceuticals) 255 1,800
Waystar Holding Corp.
*
(Health Care Technology) 201 4,296
WD-40 Co. (Household Products) 25 5,249
Wealthfront Corporation
*
(Asset Management) 64 674
Weave Communications, Inc.
*
(Software) 120 589
WEBTOON Entertainment, Inc.
*
(Interactive Media &
Services) 33 404
Webull Corporation
*
(Capital Markets) 506 3,456
Weis Markets, Inc. (Consumer Staples Distribution &
Retail) 25 1,755
Werner Enterprises, Inc. (Ground Transportation) 106 3,908
WesBanco, Inc. (Banks) 173 5,948
West Bancorp, Inc. (Banks) 28 671
Westamerica Bancorp (Banks) 43 2,357
Western New England Bancorp, Inc. (Banking) 33 460
Westrock Coffee Co.
*
(Food Products) 67 395
Westwood Holdings Group, Inc. (Asset Management) 14 230
Weyco Group, Inc. (Distributors) 11 363
Whitefiber, Inc.
*
(IT Services) 20 306
Whitestone REIT (Retail REITs) 82 1,553
Willdan Group, Inc.
*
(Professional Services) 26 1,976
Willis Lease Finance Corp. (Trading Companies &
Distributors) 5 971
Winmark Corp. (Specialty Retail) 5 1,902
Winnebago Industries, Inc. (Automobiles) 50 1,631
WisdomTree, Inc. (Capital Markets) 226 3,842
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury
Goods) 149 2,536
Common Stocks, continued
Shares Value
Workiva, Inc.
*
(Software) 93 $ 4,974
World Acceptance Corp.
*
(Consumer Finance) 4 589
World Kinect Corp. (Oil, Gas & Consumable Fuels) 99 2,670
Worthington Enterprises, Inc. (Household Durables) 57 3,093
Worthington Steel, Inc. (Metals & Mining) 60 2,306
WSFS Financial Corp. (Banks) 97 6,981
XCF Global, Inc.
*(a)
(Oil, Gas & Consumable Fuels) 90 36
Xencor, Inc.
*
(Biotechnology) 129 1,539
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs) 173 2,815
Xenon Pharmaceuticals, Inc.
*
(Biotech & Pharma) 158 8,855
Xeris Biopharma Holdings, Inc.
*
(Pharmaceuticals) 290 1,776
Xerox Holdings Corp.
(a)
(Technology Hardware, Storage
& Peripherals) 215 484
XOMA Royalty Corp.
*
(Biotechnology) 18 737
Xometry, Inc.
*
- Class A (Trading Companies &
Distributors) 80 4,102
XPEL, Inc.
*
(Automobile Components) 46 2,191
Xperi, Inc.
*
(Software) 83 555
Xponential Fitness, Inc.
*
- Class A (Hotels, Restaurants
& Leisure) 51 336
Yelp, Inc.
*
(Interactive Media & Services) 108 2,981
Yext, Inc.
*
(Software) 185 714
York Space Systems, Inc.
*(a)
(Aerospace & Defense) 32 1,061
Zenas Biopharma, Inc.
*
(Biotechnology) 43 831
Zeta Global Holdings Corp.
*
- Class A (Software) 384 7,073
Zevia PBC
*
- Class A (Beverages) 101 129
Zevra Therapeutics, Inc.
*
(Pharmaceuticals) 102 1,037
Ziff Davis, Inc.
*
(Interactive Media & Services) 71 3,248
ZipRecruiter, Inc.
*
(Interactive Media & Services) 118 345
Zspace, Inc.
*
(Software) 1 —
(c)
Zumiez, Inc.
*
(Specialty Retail) 24 590
Zurn Elkay Water Solutions Corp. (Building Products) 274 14,237
Zymeworks, Inc.
*
(Biotechnology) 91 2,506
TOTAL COMMON STOCKS
  (Cost $4,293,508) 5,982,208
Rights ( 0.0% )
Cartesian Therapeutics, Inc.
*CVR
(Biotechnology) 98 –
Chinook Therapeutics
*CVR
(Biotechnology) 56 –
TOTAL RIGHTS
  (Cost $–) –
Trust ( 0.0% )
Interest Units Value
Ferroglobe Representation and Warranty
Insurance
*
(Metals & Mining) 290 $ –
TOTAL TRUST
(Cost $–) –
Repurchase Agreements
(d)(e)
( 17.4% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $1,831,178 $ 1,831,000 1,831,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,831,000) 1,831,000

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Collateral for Securities Loaned
(f)
( 0.8% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.66%
(g)
86,036 $ 86,036
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $86,036) 86,036
TOTAL INVESTMENT SECURITIES
  (Cost $6,327,560)— 76.1% 8,016,260
Net other assets (liabilities) —  23.9% 2,516,479
NET ASSETS — 100.0% $ 10,532,739
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2026. The total value of securities on loan as of April 30, 2026 was $88,703.
(b)
Number of shares is less than 0.50.
(c)
Amount is less than $0.50.
(d)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $169,000.
(e)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(f)
Securities were purchased with cash collateral held from securities on loan at April
30, 2026.
(g)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2026.
CVR
Contingent Value Rights
REIT
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME E-mini Russell 2000 Index Futures Contracts 4 6/22/26 $ 561,560 $ 60,106
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Russell 2000 Index Goldman Sachs International 5/27/26 4.19% $ 3,469,076 $ (3,392)
Russell 2000 Index UBS AG 5/27/26 4.34% 537,581 2,088
$4,006,657 $(1,304)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Small-Cap ProFund
Small-Cap ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Advertising & Marketing $ 711 NM
Aerospace & Defense 102,825 1.0%
Air Freight & Logistics 6,178 0.1%
Apparel & Textile Products 1,532 NM
Asset Management 5,723 0.1%
Automobile Components 77,451 0.7%
Automobiles 1,669 NM
Automotive 9,268 0.1%
Banking 11,644 0.1%
Banks 545,319 5.2%
Beverages 7,895 0.1%
Biotech & Pharma 26,002 0.2%
Biotechnology 487,646 4.7%
Broadline Retail 4,065 NM
Building Products 68,956 0.7%
Cable & Satellite 754 NM
Capital Markets 84,001 0.8%
Chemicals 98,368 0.9%
Commercial Services & Supplies 95,039 0.9%
Commercial Support Services 1,964 NM
Communications Equipment 87,771 0.8%
Construction & Engineering 184,524 1.8%
Construction Materials 12,673 0.1%
Consumer Finance 57,566 0.5%
Consumer Staples Distribution & Retail 31,314 0.3%
Containers & Packaging 11,041 0.1%
Distributors 3,902 NM
Diversified Consumer Services 62,882 0.6%
Diversified Telecommunication Services 26,264 0.2%
Electric Utilities 54,443 0.4%
Electrical Equipment 236,922 2.2%
Electronic Equipment, Instruments & Components 247,665 2.4%
Energy Equipment & Services 152,123 1.4%
Engineering & Construction 2,206 NM
Entertainment 33,249 0.3%
Entertainment Content 613 NM
Equity REIT - Diversified 29,828 0.3%
Financial Services 114,719 1.1%
Food Products 33,171 0.3%
Forestry, Paper & Wood Products 589 NM
Gas & Water Utilities 8,140 0.1%
Gas Utilities 51,391 0.5%
Ground Transportation 22,033 0.2%
Health Care Equipment & Supplies 125,828 1.2%
Health Care Facilities & Services 5,058 NM
Health Care Providers & Services 162,576 1.5%
Health Care REITs 60,975 0.6%
Health Care Technology 12,348 0.1%
Home & Office Products 42 NM
Value
% of Net
Assets
Hotel & Resort REITs $ 35,485 0.3%
Hotels, Restaurants & Leisure 86,556 0.8%
Household Durables 91,769 1.0%
Household Products 15,802 0.2%
Independent Power/Renewable Electricity Producers 12,933 0.1%
Industrial REITs 21,107 0.2%
Institutional Financial Services 16,809 0.2%
Insurance 104,523 1.0%
Interactive Media & Services 21,470 0.2%
Internet Media & Services 3,896 NM
IT Services 53,501 0.5%
Leisure Facilities & Services 1,979 NM
Leisure Products 25,815 0.2%
Life Sciences Tools & Services 16,296 0.2%
Machinery 218,127 2.1%
Marine Transportation 14,540 0.1%
Media 50,157 0.5%
Medical Equipment & Devices 10,653 0.1%
Metals & Mining 159,143 1.6%
Mortgage REITs 46,846 0.4%
Multi-Utilities 26,401 0.3%
Office REITs 25,287 0.2%
Oil & Gas Producers 3,719 NM
Oil & Gas Services & Equipment 4,500 NM
Oil, Gas & Consumable Fuels 208,249 2.1%
Paper & Forest Products 2,990 NM
Passenger Airlines 22,907 0.2%
Personal Care Products 11,402 0.1%
Pharmaceuticals 125,536 1.2%
Prime Broker Cash 117,016 1.1%
Professional Services 80,907 0.8%
Real Estate Management & Development 31,763 0.3%
Real Estate Owners & Developers 378 NM
Real Estate Services 6,208 0.1%
REITS & Real Estate Management 3,211 NM
Renewable Energy 5,006 NM
Residential REITs 15,871 0.2%
Retail - Discretionary 599 NM
Retail REITs 70,001 0.6%
Semiconductors 1,009 NM
Semiconductors & Semiconductor Equipment 275,156 2.6%
Software 269,105 2.7%
Specialized REITs 19,884 0.2%
Specialty Finance 2,471 NM
Specialty Retail 107,607 1.1%
Steel 466 NM
Technology Hardware 4,936 NM
Technology Hardware, Storage & Peripherals 40,297 0.4%
Technology Services 3,536 NM
Telecommunications 8,554 0.1%

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Value
% of Net
Assets
Textiles, Apparel & Luxury Goods $ 28,499 0.3%
Tobacco 5,148 NM
Trading Companies & Distributors 60,793 0.6%
Transportation & Logistics 5,908 0.1%
Transportation Infrastructure 412 NM
Water Utilities 17,780 0.2%
Wholesale - Discretionary 245 NM
Wireless Telecommunication Services 9,194 0.1%
Other
**
4,433,515 42.1%
Total $ 10,532,739 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Small-Cap Value ProFund
Common Stocks (99.8%)
Shares Value
A10 Networks, Inc. (Software) 166 $ 4,429
ABM Industries, Inc. (Commercial Services & Supplies) 401 16,361
Academy Sports & Outdoors, Inc. (Specialty Retail) 456 25,007
Acadia Healthcare Company, Inc.
*
(Health Care
Providers & Services) 631 16,340
Acadia Realty Trust (Retail REITs) 896 19,371
ACI Worldwide, Inc.
*
(Software) 240 10,372
Adamas Trust, Inc. (Mortgage REITs) 1 7
AdaptHealth Corp.
*
(Health Care Providers & Services) 734 9,623
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 42 4,069
Adient PLC
*
(Automobile Components) 536 11,283
ADT, Inc. (Diversified Consumer Services) 2,329 17,537
Advance Auto Parts, Inc. (Specialty Retail) 411 24,459
Alamo Group, Inc. (Machinery) 74 12,835
Alarm.com Holdings, Inc.
*
(Software) 143 6,351
Albany International Corp. (Machinery) 196 11,376
Allegiant Travel Co.
*
(Passenger Airlines) 92 6,959
Alpha and Omega Semiconductor, Ltd.
*
(Semiconductors
& Semiconductor Equipment) 169 7,340
Alpha Metallurgical Resources, Inc.
*
(Metals & Mining) 74 13,797
Amentum Holdings, Inc.
*
(Technology Services) 1,051 27,568
American Assets Trust, Inc. (Equity REIT - Diversified) 324 6,720
American Axle & Manufacturing Holdings, Inc.
*
(Automobile Components) 1,614 9,216
American Eagle Outfitters, Inc. (Specialty Retail) 625 10,888
American States Water Co. (Water Utilities) 93 7,002
American Woodmark Corp.
*
(Building Products) 99 4,324
Ameris Bancorp (Banks) 189 16,112
AMERISAFE, Inc. (Insurance) 70 2,121
AMN Healthcare Services, Inc.
*
(Health Care Providers
& Services) 263 5,384
Amneal Pharmaceuticals, Inc.
*
(Biotech & Pharma) 464 5,972
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 116 2,547
Apogee Enterprises, Inc. (Building Products) 147 5,351
Apollo Commercial Real Estate Finance, Inc. (Mortgage
REITs) 898 9,824
Apple Hospitality REIT, Inc. (Hotel & Resort REITs) 1,505 20,272
Arbor Realty Trust, Inc.
(a)
(Mortgage REITs) 1,339 10,578
ArcBest Corp. (Ground Transportation) 153 19,518
Arcosa, Inc. (Construction & Engineering) 121 15,303
Arcus Biosciences, Inc.
*
(Biotechnology) 215 5,483
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 222 8,312
Asbury Automotive Group, Inc.
*
(Specialty Retail) 133 27,091
ASGN, Inc.
*
(IT Services) 292 6,161
Assured Guaranty, Ltd. (Insurance) 142 11,630
Astec Industries, Inc. (Machinery) 81 5,267
Astrana Health, Inc.
*
(Health Care Providers & Services) 295 10,071
Atlantic Union Bankshares Corp. (Banks) 970 36,520
Atlas Energy Solutions, Inc. (Energy Equipment &
Services) 526 9,142
Atmus Filtration Technologies, Inc. (Machinery) 173 10,968
Avanos Medical, Inc.
*
(Health Care Equipment &
Supplies) 318 7,829
Avista Corp. (Multi-Utilities) 295 12,124
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 76 10,572
Azenta, Inc.
*
(Life Sciences Tools & Services) 112 2,752
Balchem Corp. (Chemicals) 91 14,707
Banc of California, Inc. (Banks) 918 17,194
BancFirst Corp. (Banks) 53 5,915
Bank of Hawaii Corp. (Banks) 272 21,627
BankUnited, Inc. (Banks) 269 12,503
Banner Corp. (Banks) 233 15,590
Beacon Financial Corporation (Banks) 573 16,348
Common Stocks, continued
Shares Value
Benchmark Electronics, Inc. (Electronic Equipment,
Instruments & Components) 244 $ 20,020
BGC Group, Inc. - Class A (Capital Markets) 1,019 11,443
BioLife Solutions, Inc.
*
(Life Sciences Tools & Services) 133 2,804
BJ's Restaurants, Inc.
*
(Hotels, Restaurants & Leisure) 80 3,072
Blackstone Mortgage Trust, Inc. - Class A (Mortgage
REITs) 1,085 20,604
Boise Cascade Co. (Trading Companies & Distributors) 253 20,055
Box, Inc.
*
- Class A (Software) 343 8,301
Bread Financial Holdings, Inc. (Consumer Finance) 302 25,603
Bristow Group, Inc. (Energy Equipment & Services) 172 8,450
Broadstone Net Lease, Inc. (Equity REIT - Diversified) 958 18,968
Cable One, Inc.
*
(Media) 32 2,928
Cactus, Inc. - Class A (Energy Equipment & Services) 174 9,695
Caesars Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 1,396 38,808
California Resources Corp. (Oil, Gas & Consumable
Fuels) 537 36,656
California Water Service Group (Water Utilities) 212 8,955
Callaway Brands Corp.
*
(Leisure Products) 344 5,263
Capitol Federal Financial, Inc. (Banks) 817 6,275
Cargurus, Inc.
*
(Interactive Media & Services) 278 10,136
CarMax, Inc.
*
(Specialty Retail) 970 38,130
Carter's, Inc. (Textiles, Apparel & Luxury Goods) 249 8,994
Cathay General Bancorp (Banks) 460 25,774
Celanese Corp. (Chemicals) 749 50,753
Centerspace (Residential REITs) 59 4,028
Central Garden & Pet Co.
*
(Household Products) 55 2,036
Central Garden & Pet Co.
*
- Class A (Household
Products) 349 11,713
Central Pacific Financial Corp. (Banks) 180 5,990
Century Aluminum Co.
*
(Metals & Mining) 142 8,440
Century Communities, Inc. (Household Durables) 173 9,691
Certara, Inc.
*
(Health Care Technology) 400 2,452
Champion Homes, Inc.
*
(Household Durables) 204 15,551
Chesapeake Utilities Corp. (Gas Utilities) 65 8,198
Cinemark Holdings, Inc. (Entertainment) 275 8,118
City Holding Co. (Banks) 31 3,812
Cleanspark, Inc.
*
(Software) 735 9,210
Cogent Communications Holdings, Inc. (Diversified
Telecommunication Services) 149 3,375
Cohen & Steers, Inc. (Capital Markets) 102 7,170
Cohu, Inc.
*
(Semiconductors & Semiconductor
Equipment) 319 15,105
Community Financial System, Inc. (Banks) 177 11,215
Comstock Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 227 3,954
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 408 9,168
CONMED Corp. (Health Care Equipment & Supplies) 212 7,772
Core Laboratories, Inc. (Energy Equipment & Services) 319 4,673
Core Natural Resources, Inc. (Oil, Gas & Consumable
Fuels) 351 31,499
CoreCivic, Inc.
*
(Commercial Services & Supplies) 684 13,995
Corsair Gaming, Inc.
*
(Technology Hardware, Storage &
Peripherals) 321 2,180
CorVel Corp.
*
(Health Care Providers & Services) 81 4,654
Cracker Barrel Old Country Store, Inc.
(a)
(Hotels,
Restaurants & Leisure) 153 4,792
Crescent Energy Co. - Class A (Oil, Gas & Consumable
Fuels) 1,662 22,354
CSW Industrials, Inc. (Building Products) 47 13,686
CTS Corp. (Electronic Equipment, Instruments &
Components) 111 6,338
Cushman & Wakefield Ltd.
*
(Real Estate Services) 1,584 22,239
Customers Bancorp, Inc.
*
(Banks) 111 8,466
CVB Financial Corp. (Banks) 1,141 23,242

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Small-Cap Value ProFund
Common Stocks, continued
Shares Value
CVR Energy, Inc. (Oil, Gas & Consumable Fuels) 107 $ 3,546
Cytek Biosciences, Inc.
*
(Life Sciences Tools &
Services) 263 1,199
Dana, Inc. (Automobile Components) 392 14,288
Deluxe Corp. (Commercial Services & Supplies) 308 9,594
DiamondRock Hospitality Co. (Hotel & Resort REITs) 711 7,252
Diebold Nixdorf, Inc.
*
(Technology Hardware, Storage
& Peripherals) 87 6,682
Dime Community Bancshares, Inc. (Banks) 279 10,013
Diodes, Inc.
*
(Semiconductors & Semiconductor
Equipment) 314 33,644
DNOW, Inc.
*
(Trading Companies & Distributors) 1,270 17,132
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 100 5,030
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels) 251 9,676
DoubleVerify Holdings, Inc.
*
(Software) 375 4,133
Douglas Emmett, Inc. (Office REITs) 1,146 12,388
Dream Finders Homes, Inc.
*
- Class A (Household
Durables) 196 2,862
DXC Technology Co.
*
(IT Services) 1,161 13,143
Eagle Bancorp, Inc. (Banks) 189 4,886
Easterly Government Properties, Inc. (Office REITs) 299 7,000
Eastman Chemical Co. (Chemicals) 781 57,084
Edgewell Personal Care Co. (Personal Care Products) 320 7,216
Element Solutions, Inc. (Chemicals) 778 33,135
Embecta Corp. (Health Care Equipment & Supplies) 405 3,706
Employers Holdings, Inc. (Insurance) 154 6,486
Enact Holdings, Inc. (Financial Services) 89 3,803
Encore Capital Group, Inc.
*
(Consumer Finance) 153 12,664
Energizer Holdings, Inc. (Household Products) 417 8,165
Enerpac Tool Group Corp. (Machinery) 144 5,054
Enovis Corp.
*
(Health Care Equipment & Supplies) 391 9,165
Enphase Energy, Inc.
*
(Semiconductors &
Semiconductor Equipment) 895 29,499
ePlus, Inc. (Electronic Equipment, Instruments &
Components) 66 5,590
Essential Properties Realty Trust, Inc. (Equity REIT
- Diversified) 474 14,898
Ethan Allen Interiors, Inc. (Household Durables) 158 3,372
eXp World Holdings, Inc. (Real Estate Management &
Development) 619 3,850
Extreme Networks, Inc.
*
(Communications Equipment) 321 7,091
FB Financial Corp. (Banks) 155 8,381
First Bancorp (Banks) 447 10,853
First Bancorp (Banks) 159 9,181
First Commonwealth Financial Corp. (Banks) 701 12,905
First Financial Bancorp (Banks) 708 21,438
First Hawaiian, Inc. (Banks) 839 22,888
First Interstate BancSystem, Inc. - Class A (Banks) 602 21,365
FMC Corp. (Chemicals) 855 13,150
Fortrea Holdings, Inc.
*
(Life Sciences Tools & Services) 632 7,268
Forward Air Corp.
*
(Air Freight & Logistics) 152 3,201
Four Corners Property Trust, Inc. (Specialized REITs) 398 10,177
Fox Factory Holding Corp.
*
(Automobile Components) 286 5,077
Franklin BSP Realty Trust, Inc. (Mortgage REITs) 558 5,078
Franklin Electric Co., Inc. (Machinery) 118 11,822
Fresh Del Monte Produce, Inc. (Food Products) 225 9,424
Freshpet, Inc.
*
(Retail - Discretionary) 124 8,355
Fulton Financial Corp. (Banks) 1,310 28,282
Gates Industrial Corp. PLC
*
(Machinery) 799 20,462
Gentherm, Inc.
*
(Automobile Components) 117 3,522
Genworth Financial, Inc.
*
- Class A (Insurance) 2,732 24,015
Getty Realty Corp. (Retail REITs) 188 6,227
Gibraltar Industries, Inc.
*
(Building Products) 202 7,884
G-III Apparel Group, Ltd. (Textiles, Apparel & Luxury
Goods) 254 7,922
Common Stocks, continued
Shares Value
Glaukos Corp.
*
(Health Care Equipment & Supplies) 122 $ 17,528
Global Net Lease, Inc. (Equity REIT - Diversified) 1,349 12,896
Golden Entertainment, Inc. ARS (Hotels, Restaurants &
Leisure) 139 4,044
Goosehead Insurance, Inc.
*
- Class A (Insurance) 55 2,463
Green Brick Partners, Inc.
*
(Household Durables) 90 6,070
Grid Dynamics Holdings, Inc.
*
(IT Services) 452 2,572
Griffon Corp. (Building Products) 110 10,029
Grocery Outlet Holding Corp.
*
(Consumer Staples
Distribution & Retail) 671 5,308
Group 1 Automotive, Inc. (Specialty Retail) 81 28,905
H.B. Fuller Co. (Chemicals) 372 22,513
H2O America (Water Utilities) 256 14,385
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 498 20,890
Hanmi Financial Corp. (Banks) 203 6,072
Harmonic, Inc.
*
(Communications Equipment) 768 8,778
Hawaiian Electric Industries, Inc.
*
(Electric Utilities) 1,181 17,797
Hawkins, Inc. (Chemicals) 47 7,870
Hayward Holdings, Inc.
*
(Building Products) 710 10,657
HealthStream, Inc. (Health Care Technology) 80 1,661
Heartland Express, Inc. (Ground Transportation) 313 4,188
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 936 9,688
Helmerich & Payne, Inc. (Energy Equipment &
Services) 348 14,052
Heritage Financial Corp. (Banks) 281 7,733
Hertz Global Holdings, Inc.
*(a)
(Ground Transportation) 264 1,679
Highwoods Properties, Inc. (Office REITs) 752 18,281
Hilltop Holdings, Inc. (Banks) 285 10,736
HNI Corp. (Commercial Services & Supplies) 474 17,319
Hope Bancorp, Inc. (Banks) 877 10,919
Horace Mann Educators Corp. (Insurance) 134 6,089
Hub Group, Inc. - Class A (Air Freight & Logistics) 414 18,146
IAC, Inc.
*
(Interactive Media & Services) 446 19,874
Ichor Holdings, Ltd.
*
(Semiconductors & Semiconductor
Equipment) 236 15,569
ICU Medical, Inc.
*
(Health Care Equipment & Supplies) 88 10,490
Independent Bank Corp. (Banks) 193 15,052
Ingevity Corp.
*
(Chemicals) 106 8,076
Innospec, Inc. (Chemicals) 169 12,888
Innovative Industrial Properties, Inc. (Industrial REITs) 192 10,416
Innovex International, Inc.
*
(Energy Equipment &
Services) 153 4,249
Innoviva, Inc.
*
(Pharmaceuticals) 199 4,575
Insight Enterprises, Inc.
*
(Electronic Equipment,
Instruments & Components) 212 15,455
Insperity, Inc. (Professional Services) 245 8,715
Insteel Industries, Inc. (Building Products) 133 3,482
Integer Holdings Corp.
*
(Health Care Equipment &
Supplies) 240 21,241
Integra LifeSciences Holdings Corp.
*
(Health Care
Equipment & Supplies) 458 4,827
Interface, Inc. (Commercial Services & Supplies) 176 4,907
Interparfums, Inc. (Personal Care Products) 54 4,926
Iridium Communications, Inc. (Diversified
Telecommunication Services) 280 10,940
Itron, Inc.
*
(Electronic Equipment, Instruments &
Components) 113 9,469
J & J Snack Foods Corp. (Food Products) 104 9,179
Jackson Financial, Inc. - Class A (Financial Services) 484 56,032
JBG SMITH Properties (Office REITs) 162 2,430
JetBlue Airways Corp.
*
(Passenger Airlines) 2,025 9,427
John B. Sanfilippo & Son, Inc. (Food Products) 62 5,071
John Wiley & Sons, Inc. - Class A (Media) 275 11,256

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Small-Cap Value ProFund
Common Stocks, continued
Shares Value
Kadant, Inc. (Machinery) 39 $ 11,432
Kaiser Aluminum Corp. (Metals & Mining) 110 18,748
Kemper Corp. (Insurance) 402 13,543
Kennametal, Inc. (Machinery) 521 20,168
Kennedy-Wilson Holdings, Inc. (Real Estate
Management & Development) 821 8,949
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels) 162 8,187
Knowles Corp.
*
(Electronic Equipment, Instruments &
Components) 250 7,798
Kohl's Corp. (Broadline Retail) 767 10,868
Kontoor Brands, Inc. (Textiles, Apparel & Luxury
Goods) 161 11,811
Koppers Holdings, Inc. (Chemicals) 134 5,471
Korn Ferry (Professional Services) 357 23,718
Kulicke & Soffa Industries, Inc. (Semiconductors &
Semiconductor Equipment) 358 30,608
Lakeland Financial Corp. (Banks) 90 5,447
Lamb Weston Holdings, Inc. (Food Products) 950 41,372
La-Z-Boy, Inc. (Household Durables) 282 9,797
LCI Industries (Automobile Components) 166 19,790
Legalzoom.com, Inc.
*
(Commercial Support Services) 173 1,116
Leggett & Platt, Inc. (Household Durables) 926 10,066
LGI Homes, Inc.
*
(Household Durables) 139 6,807
Liberty Energy, Inc. (Energy Equipment & Services) 1,109 37,474
Life Time Group Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 291 7,802
LifeStance Health Group, Inc.
*
(Health Care Providers
& Services) 613 4,640
Lincoln National Corp. (Insurance) 1,156 43,709
Lindsay Corp. (Machinery) 72 8,062
LKQ Corp. (Distributors) 1,751 55,297
LTC Properties, Inc. (Health Care REITs) 130 4,969
Lumen Technologies, Inc.
*
(Diversified
Telecommunication Services) 3,550 31,381
LXP Industrial Trust (Industrial REITs) 190 9,675
M/I Homes, Inc.
*
(Household Durables) 179 23,537
Mack-Cali Realty Corp. (Residential REITs) 306 5,805
Magnolia Oil & Gas Corp. - Class A (Oil, Gas &
Consumable Fuels) 1,237 37,407
ManpowerGroup, Inc. (Professional Services) 317 9,596
MARA Holdings, Inc.
*(a)
(Software) 1,164 13,955
Marcus & Millichap, Inc. (Real Estate Management &
Development) 163 4,530
MarineMax, Inc.
*
(Specialty Retail) 133 3,822
MarketAxess Holdings, Inc. (Capital Markets) 117 18,391
Marriott Vacations Worldwide Corp. (Hotels, Restaurants
& Leisure) 189 13,610
Marten Transport, Ltd. (Ground Transportation) 396 5,972
Masterbrand, Inc.
*
(Building Products) 864 7,759
Match Group, Inc. (Interactive Media & Services) 1,614 60,396
Materion Corp. (Metals & Mining) 64 11,764
Matson, Inc. (Marine Transportation) 213 37,154
Matthews International Corp. - Class A (Commercial
Services & Supplies) 213 6,079
MaxLinear, Inc.
*
(Semiconductors & Semiconductor
Equipment) 317 22,428
MDU Resources Group, Inc. (Construction &
Engineering) 1,398 31,497
Medical Properties Trust, Inc. (Health Care REITs) 3,374 16,667
Merchants Bancorp (Financial Services) 201 9,355
Merit Medical Systems, Inc.
*
(Health Care Equipment &
Supplies) 150 10,227
Meritage Homes Corp. (Household Durables) 457 30,774
MGE Energy, Inc. (Electric Utilities) 125 10,028
Middlesex Water Co. (Water Utilities) 58 2,951
Common Stocks, continued
Shares Value
MillerKnoll, Inc. (Commercial Services & Supplies) 467 $ 7,509
Millrose Properties, Inc. (Specialized REITs) 432 13,250
Minerals Technologies, Inc. (Chemicals) 213 15,323
Mister Car Wash, Inc.
*
(Diversified Consumer Services) 672 4,758
Moelis & Co. - Class A (Capital Markets) 218 14,196
Mohawk Industries, Inc.
*
(Household Durables) 355 37,473
Molina Healthcare, Inc.
*
(Health Care Providers &
Services) 352 68,506
Monro, Inc. (Specialty Retail) 205 3,600
Mueller Water Products, Inc. - Class A (Machinery) 374 10,431
N-able, Inc.
*
(Software) 250 1,295
Napco Security Technologies, Inc. (Electronic
Equipment, Instruments & Components) 83 3,880
National Bank Holdings Corp. - Class A (Banks) 308 13,152
National Beverage Corp.
*
(Beverages) 80 2,738
Navient Corp. (Consumer Finance) 453 4,186
NBT Bancorp, Inc. (Banks) 358 15,641
NCR Atleos Corp.
*
(Financial Services) 192 8,521
NCR Voyix Corp.
*
(Software) 947 6,525
Neogen Corp.
*
(Health Care Equipment & Supplies) 1,488 13,987
NeoGenomics, Inc.
*
(Health Care Providers & Services) 372 3,445
NetScout Systems, Inc.
*
(Communications Equipment) 221 7,448
Newell Brands, Inc. (Household Durables) 2,868 11,701
NexPoint Residential Trust, Inc. (Residential REITs) 81 2,340
Noble Corp. PLC (Energy Equipment & Services) 404 20,616
Northern Oil and Gas, Inc. (Oil, Gas & Consumable
Fuels) 714 19,392
Northwest Bancshares, Inc. (Banks) 999 13,816
Northwest Natural Holding Co. (Gas Utilities) 133 7,049
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 280 10,511
OFG Bancorp (Banks) 166 7,629
O-I Glass, Inc.
*
(Containers & Packaging) 1,042 9,493
Omnicell, Inc.
*
(Health Care Equipment & Supplies) 307 12,716
Organon & Co. (Pharmaceuticals) 1,778 23,559
Otter Tail Corp. (Electric Utilities) 158 14,100
Outfront Media, Inc. (Specialized REITs) 318 9,810
Oxford Industries, Inc. (Textiles, Apparel & Luxury
Goods) 96 4,113
Papa John's International, Inc. (Hotels, Restaurants &
Leisure) 119 4,307
Par Pacific Holdings, Inc.
*
(Oil, Gas & Consumable
Fuels) 179 11,755
Park National Corp. (Banks) 56 9,643
Patrick Industries, Inc. (Automobile Components) 125 11,625
Patterson-UTI Energy, Inc. (Energy Equipment &
Services) 2,363 28,876
Paycom Software, Inc. (Professional Services) 334 42,337
Payoneer Global, Inc.
*
(Financial Services) 671 3,342
PC Connection, Inc. (Electronic Equipment, Instruments
& Components) 78 4,972
Peabody Energy Corp. (Oil, Gas & Consumable Fuels) 832 22,181
Pebblebrook Hotel Trust (Hotel & Resort REITs) 777 10,917
Penguin Solutions, Inc.
*
(Semiconductors &
Semiconductor Equipment) 167 5,078
PENN Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 871 15,207
Perdoceo Education Corp. (Diversified Consumer
Services) 145 4,921
Perrigo Co. PLC (Pharmaceuticals) 941 11,141
Phillips Edison & Co., Inc. (Retail REITs) 361 14,500
Phinia, Inc. (Automobile Components) 259 18,687
Photronics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 404 19,990
Piper Sandler Cos (Institutional Financial Services) 213 18,574

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Small-Cap Value ProFund
Common Stocks, continued
Shares Value
Pitney Bowes, Inc. (Commercial Services & Supplies) 537 $ 8,302
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 103 25,809
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 380 27,630
PRA Group, Inc.
*
(Consumer Finance) 267 5,818
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 324 18,248
ProAssurance Corp.
*
(Insurance) 172 4,248
PROG Holdings, Inc. (Consumer Finance) 271 9,710
Progress Software Corp.
*
(Software) 92 2,562
Provident Financial Services, Inc. (Banks) 894 20,276
Q2 Holdings, Inc.
*
(Software) 158 8,019
Qorvo, Inc.
*
(Semiconductors & Semiconductor
Equipment) 214 20,163
Quaker Chemical Corp. (Chemicals) 94 12,774
Quanex Building Products Corp. (Building Products) 314 6,261
QuidelOrtho Corp.
*
(Health Care Equipment & Supplies) 465 5,720
QuinStreet, Inc.
*
(Interactive Media & Services) 140 1,786
Radian Group, Inc. (Financial Services) 463 16,589
RadNet, Inc.
*
(Health Care Providers & Services) 172 9,727
Ralliant Corp. (Electrical Equipment) 370 16,813
Redwood Trust, Inc. (Mortgage REITs) 851 4,732
Renasant Corp. (Banks) 647 25,809
Resideo Technologies, Inc.
*
(Building Products) 415 17,169
REX American Resources Corp.
*
(Oil, Gas &
Consumable Fuels) 60 2,910
Reynolds Consumer Products, Inc. (Household Products) 206 4,320
RingCentral, Inc. - Class A (Software) 213 8,567
Rithm Capital Corporation (Specialty Finance) 3,803 37,193
Robert Half, Inc. (Professional Services) 680 18,095
Rogers Corp.
*
(Electronic Equipment, Instruments &
Components) 114 15,476
RPC, Inc. (Energy Equipment & Services) 608 4,791
Rush Enterprises, Inc. - Class A (Trading Companies &
Distributors) 415 30,723
RXO, Inc.
*
(Ground Transportation) 1,123 22,426
S&T Bancorp, Inc. (Banks) 256 11,297
Sabre Corp.
*
(Hotels, Restaurants & Leisure) 2,701 4,943
Safehold, Inc. (Specialized REITs) 314 5,030
Safety Insurance Group, Inc. (Insurance) 50 3,758
Sally Beauty Holdings, Inc.
*
(Specialty Retail) 664 9,416
Sarepta Therapeutics, Inc.
*
(Biotechnology) 280 5,846
Saul Centers, Inc. (Retail REITs) 37 1,274
ScanSource, Inc.
*
(Electronic Equipment, Instruments &
Components) 135 5,551
Schneider National, Inc. - Class B (Ground
Transportation) 341 10,602
Scholastic Corp.
(a)
(Media) 138 5,570
Seacoast Banking Corp. of Florida (Banks) 351 11,046
SeaWorld Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 88 3,102
Select Medical Holdings Corp. (Health Care Providers
& Services) 754 12,373
Semtech Corp.
*
(Semiconductors & Semiconductor
Equipment) 190 19,960
ServisFirst Bancshares, Inc. (Banks) 172 13,695
Shenandoah Telecommunications Co. (Diversified
Telecommunication Services) 312 4,908
Shutterstock, Inc. (Interactive Media & Services) 165 2,668
Signet Jewelers, Ltd. (Specialty Retail) 278 24,750
Simmons First National Corp. - Class A (Banks) 990 21,047
Six Flags Entertainment Corp.
*
(Hotels, Restaurants &
Leisure) 382 7,174
SkyWest, Inc.
*
(Passenger Airlines) 104 8,540
SL Green Realty Corp. (Office REITs) 487 20,654
Common Stocks, continued
Shares Value
SM Energy Co. (Oil, Gas & Consumable Fuels) 1,548 $ 48,034
SolarEdge Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 168 7,200
Sonic Automotive, Inc. - Class A (Specialty Retail) 101 7,954
Southside Bancshares, Inc. (Banks) 191 6,309
SPS Commerce, Inc.
*
(Software) 103 5,780
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 163 4,297
Standard Motor Products, Inc. (Automobile
Components) 143 5,344
Stellar Bancorp, Inc. (Banks) 175 6,573
Stepan Co. (Chemicals) 147 7,354
Steven Madden, Ltd. (Textiles, Apparel & Luxury
Goods) 219 8,226
Stewart Information Services Corp. (Insurance) 207 14,488
Strategic Education, Inc. (Diversified Consumer
Services) 159 12,466
Stride, Inc.
*
(Diversified Consumer Services) 287 27,885
Sun Country Airlines Holdings, Inc.
*
(Passenger
Airlines) 366 5,783
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs) 1,299 12,756
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 122 5,856
Sylvamo Corp. (Paper & Forest Products) 226 9,657
Talos Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 860 13,691
Tandem Diabetes Care, Inc.
*
(Health Care Equipment &
Supplies) 204 3,983
Tanger, Inc. (Retail REITs) 268 9,937
Teleflex, Inc. (Health Care Equipment & Supplies) 302 37,420
Telephone and Data Systems, Inc. (Wireless
Telecommunication Services) 672 30,280
Tennant Co. (Machinery) 71 5,896
Teradata Corp.
*
(Software) 274 7,220
Terreno Realty Corp. (Industrial REITs) 214 13,953
The Andersons, Inc. (Consumer Staples Distribution &
Retail) 230 18,064
The Buckle, Inc. (Specialty Retail) 82 4,560
The Cheesecake Factory, Inc. (Hotels, Restaurants &
Leisure) 147 9,242
The Chemours Co. (Chemicals) 1,025 27,624
The GEO Group, Inc.
*
(Commercial Services &
Supplies) 935 17,307
The Greenbrier Cos., Inc. (Machinery) 211 10,364
The Macerich Co. (Retail REITs) 841 18,274
The Simply Good Foods Co.
*
(Food Products) 583 7,795
The Wendy's Co.
(a)
(Hotels, Restaurants & Leisure) 1,081 7,524
The Western Union Co. (Financial Services) 2,174 19,762
TimkenSteel Corp.
*
(Metals & Mining) 245 4,714
Tompkins Financial Corp. (Banks) 86 7,247
Tri Pointe Homes, Inc.
*
(Household Durables) 578 27,102
Trinity Industries, Inc. (Machinery) 548 17,870
Triumph Financial, Inc.
*
(Banks) 154 10,423
Trupanion, Inc.
*
(Insurance) 79 1,895
TrustCo Bank Corp. (Banks) 70 3,332
Trustmark Corp. (Banks) 206 9,140
Two Harbors Investment Corp. (Mortgage REITs) 717 8,296
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 55 3,917
Ultra Clean Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 310 24,227
Under Armour, Inc.
*
- Class A (Textiles, Apparel &
Luxury Goods) 1,292 8,127
Under Armour, Inc.
*
- Class C (Textiles, Apparel &
Luxury Goods) 818 4,965
UniFirst Corp. (Commercial Services & Supplies) 59 15,075
United Community Banks, Inc. (Banks) 825 27,497

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Small-Cap Value ProFund
Common Stocks, continued
Shares Value
United Fire Group, Inc. (Insurance) 77 $ 3,105
United Natural Foods, Inc.
*
(Consumer Staples
Distribution & Retail) 417 20,858
Unitil Corp. (Multi-Utilities) 123 6,453
Universal Corp. (Tobacco) 170 9,109
Universal Health Realty Income Trust (Health Care
REITs) 36 1,465
Upbound Group, Inc. (Specialty Retail) 356 7,035
Urban Edge Properties (Retail REITs) 448 9,820
Veeco Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 202 10,070
Versant Media Group, Inc. (Media) 994 39,948
Versigent Ltd.
*
(Automobile Components) 485 16,960
Vestis Corp.
*
(Commercial Services & Supplies) 767 7,455
Viad Corp.
*
(Commercial Services & Supplies) 147 6,186
Victoria's Secret & Co.
*
(Specialty Retail) 549 28,455
Victory Capital Holdings, Inc. - Class A (Capital
Markets) 114 8,950
Vir Biotechnology, Inc.
*
(Biotechnology) 456 4,658
Virtus Investment Partners, Inc. (Capital Markets) 43 6,259
Vishay Intertechnology, Inc. (Electronic Equipment,
Instruments & Components) 844 24,451
Walker & Dunlop, Inc. (Financial Services) 233 11,732
Warrior Met Coal, Inc. (Metals & Mining) 205 18,419
Washington Federal, Inc. (Banks) 519 18,373
WD-40 Co. (Household Products) 38 7,978
Werner Enterprises, Inc. (Ground Transportation) 410 15,117
Westamerica Bancorp (Banks) 96 5,263
Whitestone REIT (Retail REITs) 154 2,917
WillScot Mobile Mini Holdings Corp. (Biotech &
Pharma) 597 13,516
Winmark Corp. (Specialty Retail) 9 3,424
Winnebago Industries, Inc. (Automobiles) 193 6,294
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury
Goods) 560 9,531
World Acceptance Corp.
*
(Consumer Finance) 6 883
World Kinect Corp. (Oil, Gas & Consumable Fuels) 380 10,249
Worthington Enterprises, Inc. (Household Durables) 115 6,241
Worthington Steel, Inc. (Metals & Mining) 222 8,531
WSFS Financial Corp. (Banks) 172 12,379
Xencor, Inc.
*
(Biotechnology) 488 5,822
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs) 350 5,695
Yelp, Inc.
*
(Interactive Media & Services) 168 4,637
Ziff Davis, Inc.
*
(Interactive Media & Services) 270 12,355
ZoomInfo Technologies, Inc.
*
(Interactive Media &
Services) 772 4,825
TOTAL COMMON STOCKS
  (Cost $4,776,090) 5,797,906
Repurchase Agreements
(b)
( 0.5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $31,003 $ 31,000 31,000
TOTAL REPURCHASE AGREEMENTS
(Cost $31,000) 31,000
Collateral for Securities Loaned
(c)
( 0.5% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.66%
(d)
31,580 $ 31,580
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $31,580) 31,580
TOTAL INVESTMENT SECURITIES
  (Cost $4,838,670)— 100.8% 5,860,486
Net other assets (liabilities) —  (0.8)% (47,029)
NET ASSETS — 100.0% $ 5,813,457
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2026. The total value of securities on loan as of April 30, 2026 was $32,061.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at April
30, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2026.
REIT
Real Estate Investment Trust
Small-Cap Value ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Air Freight & Logistics $ 21,347 0.4%
Automobile Components 115,792 2.0%
Automobiles 6,294 0.1%
Banks 702,321 12.0%
Beverages 2,738 NM
Biotech & Pharma 19,488 0.3%
Biotechnology 21,809 0.4%
Broadline Retail 10,868 0.2%
Building Products 86,602 1.5%
Capital Markets 79,751 1.4%
Chemicals 288,722 4.9%
Commercial Services & Supplies 130,089 2.2%
Commercial Support Services 1,116 NM
Communications Equipment 23,317 0.4%
Construction & Engineering 46,800 0.8%
Consumer Finance 58,864 1.0%
Consumer Staples Distribution & Retail 44,230 0.8%
Containers & Packaging 9,493 0.2%
Distributors 55,297 1.0%
Diversified Consumer Services 67,567 1.2%
Diversified Telecommunication Services 50,604 0.9%
Electric Utilities 41,925 0.7%
Electrical Equipment 16,813 0.3%
Electronic Equipment, Instruments & Components 144,809 2.5%
Energy Equipment & Services 162,217 2.8%
Entertainment 8,118 0.1%
Equity REIT - Diversified 53,482 0.9%

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Small-Cap Value ProFund
Value
% of Net
Assets
Financial Services $ 150,026 2.6%
Food Products 72,841 1.2%
Gas Utilities 15,247 0.3%
Ground Transportation 79,502 1.4%
Health Care Equipment & Supplies 170,908 3.0%
Health Care Providers & Services 161,917 2.8%
Health Care REITs 23,101 0.4%
Health Care Technology 4,113 0.1%
Hotel & Resort REITs 56,892 1.0%
Hotels, Restaurants & Leisure 123,627 2.1%
Household Durables 201,044 3.5%
Household Products 34,212 0.6%
Industrial REITs 34,044 0.6%
Institutional Financial Services 18,574 0.3%
Insurance 137,550 2.4%
Interactive Media & Services 116,677 2.1%
IT Services 21,876 0.4%
Leisure Products 5,263 0.1%
Life Sciences Tools & Services 14,023 0.2%
Machinery 162,007 2.8%
Marine Transportation 37,154 0.6%
Media 59,702 1.0%
Metals & Mining 84,413 1.4%
Mortgage REITs 59,119 1.1%
Multi-Utilities 18,577 0.3%
Office REITs 60,753 1.0%
Oil, Gas & Consumable Fuels 281,491 4.8%
Paper & Forest Products 9,657 0.2%
Passenger Airlines 30,709 0.5%
Personal Care Products 12,142 0.2%
Pharmaceuticals 65,926 1.1%
Professional Services 102,461 1.8%
Real Estate Management & Development 17,329 0.3%
Real Estate Services 22,239 0.4%
Residential REITs 12,173 0.2%
Retail - Discretionary 8,355 0.1%
Retail REITs 82,320 1.4%
Semiconductors & Semiconductor Equipment 299,083 5.0%
Software 96,719 1.7%
Specialized REITs 38,267 0.7%
Specialty Finance 37,193 0.6%
Specialty Retail 247,496 4.2%
Technology Hardware, Storage & Peripherals 8,862 0.2%
Technology Services 27,568 0.5%
Textiles, Apparel & Luxury Goods 63,689 1.1%
Tobacco 9,109 0.2%
Trading Companies & Distributors 67,910 1.2%
Water Utilities 33,293 0.6%
Value
% of Net
Assets
Wireless Telecommunication Services $ 30,280 0.5%
Other
**
15,551 0.2%
Total $ 5,813,457 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Technology UltraSector ProFund
Common Stocks (77.4%)
Shares Value
Accenture PLC - Class A (IT Services) 2,770 $ 495,027
Adobe, Inc.
*
(Software) 1,849 455,039
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 7,340 2,601,957
Akamai Technologies, Inc.
*
(IT Services) 648 66,731
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 5,534 814,992
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 2,200 884,972
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 27,135 7,363,083
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 3,573 1,409,513
AppLovin Corp.
*
- Class A (Software) 1,220 544,547
Arista Networks, Inc.
*
(Communications Equipment) 4,649 802,929
Autodesk, Inc.
*
(Software) 954 226,098
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 8,763 3,657,939
Cadence Design Systems, Inc.
*
(Software) 1,225 403,748
CDW Corp. (Electronic Equipment, Instruments &
Components) 586 80,229
Ciena Corp.
*
(Communications Equipment) 634 334,486
Cisco Systems, Inc. (Communications Equipment) 17,787 1,627,510
Cognizant Technology Solutions Corp. - Class A (IT
Services) 2,153 113,894
Coherent Corp.
*
(Electronic Equipment, Instruments &
Components) 844 269,835
Corning, Inc. (Electronic Equipment, Instruments &
Components) 3,515 577,304
Crowdstrike Holdings, Inc.
*
- Class A (Software) 1,135 505,926
Datadog, Inc.
*
- Class A (Software) 1,478 195,377
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 1,338 279,575
EPAM Systems, Inc.
*
(IT Services) 249 28,331
F5, Inc.
*
(Communications Equipment) 254 82,271
Fair Isaac Corp.
*
(Software) 107 109,675
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 483 97,513
Fortinet, Inc.
*
(Software) 2,846 239,946
Gartner, Inc.
*
(IT Services) 317 47,071
Gen Digital, Inc. (Software) 2,481 47,858
GoDaddy, Inc.
*
- Class A (IT Services) 608 52,768
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 5,982 172,102
HP, Inc. (Technology Hardware, Storage & Peripherals) 4,133 86,214
Intel Corp.
*
(Semiconductors & Semiconductor
Equipment) 21,137 1,997,024
International Business Machines Corp. (IT Services) 4,208 971,964
Intuit, Inc. (Software) 1,253 486,791
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 475 160,308
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 772 270,131
KLA Corp. (Semiconductors & Semiconductor
Equipment) 590 1,032,707
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 5,622 1,449,688
Lumentum Holdings, Inc.
*
(Communications
Equipment) 321 289,645
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 2,436 226,329
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 5,067 2,620,450
Microsoft Corp. (Software) 13,725 5,596,780
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 219 353,556
Motorola Solutions, Inc. (Communications Equipment) 746 327,516
Common Stocks, continued
Shares Value
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 892 $ 98,807
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 44,913 8,963,286
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 1,133 332,637
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 1,774 178,837
Oracle Corp. (Software) 7,634 1,232,051
Palantir Technologies, Inc.
*
- Class A (Software) 10,283 1,430,467
Palo Alto Networks, Inc.
*
(Software) 3,638 652,366
PTC, Inc.
*
(Software) 536 73,057
Qnity Electronics, Inc. (Semiconductors &
Semiconductor Equipment) 943 132,642
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 4,803 862,523
Roper Technologies, Inc. (Software) 480 170,309
Salesforce, Inc. (Software) 4,218 744,604
Sandisk Corp.
*
(Semiconductors) 664 728,083
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 982 661,514
ServiceNow, Inc.
*
(Software) 4,709 415,852
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 677 47,505
Super Micro Computer, Inc.
*(a)
(Technology Hardware,
Storage & Peripherals) 2,264 62,034
Synopsys, Inc.
*
(Software) 861 415,519
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 1,321 279,603
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 211 136,274
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 705 242,146
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 4,086 1,148,493
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 1,071 72,100
Tyler Technologies, Inc.
*
(Software) 194 66,181
VeriSign, Inc. (IT Services) 372 99,942
Western Digital Corp. (Technology Hardware, Storage &
Peripherals) 1,526 663,078
Workday, Inc.
*
- Class A (Software) 959 117,382
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 221 50,003
TOTAL COMMON STOCKS
  (Cost $19,237,622) 60,534,644
Repurchase Agreements
(b)(c)
( 30.6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26,
total
to
be received $23,977,329 $ 23,975,000 23,975,000
TOTAL REPURCHASE AGREEMENTS
(Cost $23,975,000) 23,975,000
Collateral for Securities Loaned
(d)
( 0.1% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.66%
(e)
58,023 58,023
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $58,023) 58,023

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
Technology UltraSector ProFund
TOTAL INVESTMENT SECURITIES
  (Cost $43,270,645)— 108.1% $ 84,567,667
Net other assets (liabilities) —  (8.1)% (6,310,514)
NET ASSETS — 100.0% $ 78,257,153
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2026. The total value of securities on loan as of April 30, 2026 was $58,883.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $12,233,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at April
30, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2026.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Technology Select Sector
Index Goldman Sachs International 5/26/26 4.39% $ 28,379,730 $ 646,850
S&P Technology Select Sector
Index UBS AG 5/26/26 4.44% 28,450,390 546,075
$56,830,120 $1,192,925
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Technology UltraSector ProFund invested in the following industries as of April 30,
2026:
Value
% of Net
Assets
Communications Equipment $ 3,464,357 4.4%
Electronic Equipment, Instruments & Components 2,710,779 3.5%
IT Services 1,875,728 2.4%
Semiconductors 728,083 0.9%
Semiconductors & Semiconductor Equipment 28,239,717 36.1%
Software 14,129,573 18.1%
Technology Hardware, Storage & Peripherals 9,386,407 12.0%
Other
**
17,722,509 22.6%
Total $ 78,257,153 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraBear ProFund
Repurchase Agreements
(a)(b)
( 109.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $5,931,576 $ 5,931,000 $ 5,931,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,931,000) 5,931,000
TOTAL INVESTMENT SECURITIES
  (Cost $5,980,800)— 109.9% 5,980,800
Net other assets (liabilities) —  (9.9)% (537,770)
NET ASSETS — 100.0% $ 5,443,030
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $1,499,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini S&P 500 Futures Contracts 2 6/22/26 $ (724,375) $ (51,630)
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Goldman Sachs International 5/27/26 (4.14)% $ (7,209,010) $ (20,215)
S&P 500 UBS AG 5/27/26 (4.04)% (2,926,858) (19,886)
$(10,135,868) $(40,101)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraBull ProFund
Common Stocks ( 73 .6% )
Shares Value
3M Co. (Industrial Conglomerates) 1,103 $ 161,612
A.O. Smith Corp. (Building Products) 235 14,532
Abbott Laboratories (Health Care Equipment &
Supplies) 3,644 330,840
AbbVie, Inc. (Biotechnology) 3,704 782,729
Accenture PLC - Class A (IT Services) 1,290 230,536
Adobe, Inc.
*
(Software) 860 211,646
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 3,416 1,210,938
Aflac, Inc. (Insurance) 977 111,056
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 593 68,521
Air Products & Chemicals, Inc. (Chemicals) 466 139,823
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 887 124,499
Akamai Technologies, Inc.
*
(IT Services) 301 30,997
Albemarle Corp. (Chemicals) 247 48,585
Alexandria Real Estate Equities, Inc. (Office REITs) 326 13,206
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 140 24,641
Allegion PLC (Building Products) 180 24,746
Alliant Energy Corp. (Electric Utilities) 539 39,579
Allstate Corp. (Insurance) 544 118,189
Alphabet, Inc. - Class A (Interactive Media & Services) 12,199 4,694,176
Alphabet, Inc. - Class C (Interactive Media & Services) 9,800 3,743,013
Altria Group, Inc. (Tobacco) 3,517 255,510
Amazon.com, Inc.
*
(Broadline Retail) 20,469 5,425,514
Amcor plc (Containers & Packaging) 969 36,861
Ameren Corp. (Multi-Utilities) 579 65,803
American Electric Power Co., Inc. (Electric Utilities) 1,133 155,346
American Express Co. (Consumer Finance) 1,123 362,785
American International Group, Inc. (Insurance) 1,125 84,150
American Tower Corp. - Class A (Specialized REITs) 981 179,239
American Water Works Co., Inc. (Water Utilities) 409 52,524
Ameriprise Financial, Inc. (Capital Markets) 192 91,160
AMETEK, Inc. (Electrical Equipment) 483 113,747
Amgen, Inc. (Biotechnology) 1,129 390,916
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 2,575 379,220
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 1,023 411,512
Aon PLC - Class A (Insurance) 449 139,931
APA Corp. (Oil, Gas & Consumable Fuels) 743 30,262
Apollo Global Management, Inc. (Financial Services) 973 125,245
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 30,762 8,347,268
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 1,664 656,431
AppLovin Corp.
*
- Class A (Software) 567 253,080
Aptiv PLC
*
(Automobile Components) 445 26,816
Arch Capital Group, Ltd.
*
(Insurance) 748 70,656
Archer-Daniels-Midland Co. (Food Products) 1,006 74,987
Ares Management Corporation - Class A (Capital
Markets) 432 50,717
Arista Networks, Inc.
*
(Communications Equipment) 2,164 373,744
Arthur J. Gallagher & Co. (Insurance) 538 111,043
Assurant, Inc. (Insurance) 105 24,808
AT&T, Inc. (Diversified Telecommunication Services) 14,670 383,327
Atmos Energy Corp. (Gas Utilities) 346 65,733
Autodesk, Inc.
*
(Software) 444 105,228
Automatic Data Processing, Inc. (Professional Services) 844 178,876
AutoZone, Inc.
*
(Specialty Retail) 35 129,641
AvalonBay Communities, Inc. (Residential REITs) 297 54,351
Avery Dennison Corp. (Containers & Packaging) 162 26,557
Axon Enterprise, Inc.
*
(Aerospace & Defense) 165 66,290
Baker Hughes Co. (Energy Equipment & Services) 2,071 144,287
Ball Corp. (Containers & Packaging) 561 34,266
Bank of America Corp. (Banks) 13,904 743,308
Common Stocks, continued
Shares Value
Baxter International, Inc. (Health Care Equipment &
Supplies) 1,078 $ 18,951
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 598 89,126
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 3,843 1,820,046
Best Buy Co., Inc. (Specialty Retail) 409 24,740
Biogen, Inc.
*
(Biotechnology) 308 58,298
Bio-Techne Corp. (Life Sciences Tools & Services) 327 18,090
BlackRock, Inc. (Capital Markets) 303 322,877
Blackstone, Inc. (Capital Markets) 1,568 196,909
Block, Inc.
*
(Financial Services) 1,148 80,945
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 1,681 283,012
Boston Properties, Inc. (Office REITs) 309 18,064
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 3,108 179,052
Bristol-Myers Squibb Co. (Pharmaceuticals) 4,267 258,538
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 9,934 4,146,750
Broadridge Financial Solutions, Inc. (Professional
Services) 244 37,571
Brown & Brown, Inc. (Insurance) 614 36,932
Brown-Forman Corp. - Class B (Beverages) 358 9,226
Builders FirstSource, Inc.
*
(Building Products) 232 18,349
Bunge Global SA (Food Products) 283 35,961
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 248 45,089
Cadence Design Systems, Inc.
*
(Software) 571 188,196
Camden Property Trust (Residential REITs) 217 22,789
Campbell Soup Co. (Food Products) 412 8,565
Capital One Financial Corp. (Consumer Finance) 1,310 250,603
Cardinal Health, Inc. (Health Care Providers & Services) 494 95,283
Carnival Corp. (Hotels, Restaurants & Leisure) 2,410 63,889
Carrier Global Corp. (Building Products) 1,646 110,562
Carvana Co.
*
(Specialty Retail) 296 117,157
Casey's General Stores, Inc. (Consumer Staples
Distribution & Retail) 77 63,306
Caterpillar, Inc. (Machinery) 975 867,856
Cboe Global Markets, Inc. (Capital Markets) 219 65,720
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 608 86,780
CDW Corp. (Electronic Equipment, Instruments &
Components) 272 37,240
Cencora, Inc. (Health Care Providers & Services) 408 125,668
Centene Corp.
*
(Health Care Providers & Services) 979 52,563
CenterPoint Energy, Inc. (Multi-Utilities) 1,367 59,670
CF Industries Holdings, Inc. (Chemicals) 325 40,365
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 103 17,198
Charter Communications, Inc.
*
- Class A (Media) 180 29,731
Chevron Corp. (Oil, Gas & Consumable Fuels) 3,929 759,515
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 2,729 92,759
Chubb, Ltd. (Insurance) 763 249,501
Church & Dwight Co., Inc. (Household Products) 497 48,239
Ciena Corp.
*
(Communications Equipment) 295 155,636
Cincinnati Financial Corp. (Insurance) 326 53,334
Cintas Corp. (Commercial Services & Supplies) 712 124,394
Cisco Systems, Inc. (Communications Equipment) 8,279 757,529
Citigroup, Inc. (Banks) 3,662 468,663
Citizens Financial Group, Inc. (Banks) 890 57,895
CME Group, Inc. (Capital Markets) 756 217,592
CMS Energy Corp. (Multi-Utilities) 642 49,267
Cognizant Technology Solutions Corp. - Class A (IT
Services) 1,002 53,006
Coherent Corp.
*
(Electronic Equipment, Instruments &
Components) 393 125,646
Coinbase Global, Inc.
*
- Class A (Capital Markets) 467 87,689
Colgate-Palmolive Co. (Household Products) 1,689 144,173

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraBull ProFund
Common Stocks, continued
Shares Value
Comcast Corp. - Class A (Media) 7,519 $ 203,314
Comfort Systems USA, Inc. (Construction &
Engineering) 74 136,179
Conagra Brands, Inc. (Food Products) 1,002 14,379
ConocoPhillips (Oil, Gas & Consumable Fuels) 2,566 322,751
Consolidated Edison, Inc. (Multi-Utilities) 756 84,286
Constellation Brands, Inc. - Class A (Beverages) 295 46,191
Constellation Energy Corp. (Electric Utilities) 653 204,389
Copart, Inc.
*
(Commercial Services & Supplies) 1,866 61,783
Corning, Inc. (Electronic Equipment, Instruments &
Components) 1,636 268,697
Corpay, Inc.
*
(Software) 146 44,745
Corteva, Inc. (Chemicals) 1,409 114,143
CoStar Group, Inc.
*
(Real Estate Management &
Development) 888 30,734
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 930 943,513
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 1,590 57,097
CRH plc (Construction Materials) 1,405 166,380
Crowdstrike Holdings, Inc.
*
- Class A (Software) 528 235,356
Crown Castle International Corp. (Specialized REITs) 912 80,967
CSX Corp. (Ground Transportation) 3,896 176,995
Cummins, Inc. (Machinery) 290 194,593
CVS Health Corp. (Health Care Providers & Services) 2,666 222,051
D.R. Horton, Inc. (Household Durables) 564 86,777
Danaher Corp. (Life Sciences Tools & Services) 1,318 235,856
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 241 48,335
Datadog, Inc.
*
- Class A (Software) 688 90,947
DaVita, Inc.
*
(Health Care Providers & Services) 69 10,705
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 298 30,456
Deere & Co. (Machinery) 528 311,450
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 622 129,967
Delta Air Lines, Inc. (Passenger Airlines) 1,361 92,534
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 1,299 66,730
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 806 47,997
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 390 80,196
Digital Realty Trust, Inc. (Specialized REITs) 677 136,036
Dollar General Corp. (Consumer Staples Distribution &
Retail) 461 53,421
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 387 37,582
Dominion Energy, Inc. (Multi-Utilities) 1,790 115,455
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 65 22,062
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 784 132,222
Dover Corp. (Machinery) 282 63,848
Dow, Inc. (Chemicals) 1,504 60,897
DTE Energy Co. (Multi-Utilities) 435 65,985
Duke Energy Corp. (Electric Utilities) 1,629 211,036
DuPont de Nemours, Inc. (Chemicals) 857 39,131
Eaton Corp. PLC (Electrical Equipment) 813 352,037
eBay, Inc. (Broadline Retail) 948 98,099
EchoStar Corp.
*(a)
- Class A (Media) 282 34,725
Ecolab, Inc. (Chemicals) 534 139,160
Edison International (Electric Utilities) 806 56,009
Edwards LifeSciences Corp.
*
(Health Care Equipment
& Supplies) 1,216 101,536
Electronic Arts, Inc. (Entertainment) 472 95,519
Elevance Health, Inc. (Health Care Providers &
Services) 462 173,906
Eli Lilly & Co. (Pharmaceuticals) 1,661 1,552,370
EMCOR Group, Inc. (Construction & Engineering) 93 82,925
Common Stocks, continued
Shares Value
Emerson Electric Co. (Electrical Equipment) 1,178 $ 165,438
Entergy Corp. (Electric Utilities) 948 111,779
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 1,138 159,969
EPAM Systems, Inc.
*
(IT Services) 116 13,198
EQT Corp. (Oil, Gas & Consumable Fuels) 1,308 78,585
Equifax, Inc. (Professional Services) 253 44,007
Equinix, Inc. (Specialized REITs) 206 223,063
Equity Residential (Residential REITs) 720 47,074
Erie Indemnity Co. - Class A (Insurance) 53 11,603
Essex Property Trust, Inc. (Residential REITs) 136 35,797
Everest Group, Ltd. (Insurance) 86 30,681
Evergy, Inc. (Electric Utilities) 483 40,012
Eversource Energy (Electric Utilities) 787 55,641
Exelon Corp. (Electric Utilities) 2,144 98,603
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 499 50,973
Expedia Group, Inc. (Hotels, Restaurants & Leisure) 245 60,851
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 281 41,557
Extra Space Storage, Inc. (Specialized REITs) 444 63,639
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 8,756 1,351,313
F5, Inc.
*
(Communications Equipment) 118 38,220
FactSet Research Systems, Inc. (Capital Markets) 78 17,751
Fair Isaac Corp.
*
(Software) 49 50,225
Fastenal Co. (Trading Companies & Distributors) 2,405 108,057
Federal Realty Investment Trust (Retail REITs) 164 18,188
FedEx Corp. (Air Freight & Logistics) 453 182,700
Fidelity National Information Services, Inc. (Financial
Services) 1,085 50,485
Fifth Third Bancorp (Banks) 1,886 95,733
First Horizon Corp. (Banks) —
(b)
7
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 226 45,627
FirstEnergy Corp. (Electric Utilities) 1,090 51,797
Fiserv, Inc.
*
(Financial Services) 1,127 70,607
Ford Motor Co. (Automobiles) 8,211 99,189
Fortinet, Inc.
*
(Software) 1,324 111,626
Fortive Corp. (Machinery) 657 39,282
Fox Corp. - Class A (Media) 419 26,602
Fox Corp. - Class B (Media) 297 16,935
Franklin Resources, Inc. (Capital Markets) 644 19,301
Freeport-McMoRan, Inc. (Metals & Mining) 3,012 174,033
Garmin, Ltd. (Household Durables) 342 85,890
Gartner, Inc.
*
(IT Services) 146 21,680
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 955 58,102
GE Vernova, Inc. (Electrical Equipment) 564 611,071
Gen Digital, Inc. (Software) 1,154 22,261
Generac Holdings, Inc.
*
(Electrical Equipment) 124 32,145
General Dynamics Corp. (Aerospace & Defense) 531 182,823
General Electric Co. (Industrial Conglomerates) 2,196 636,686
General Mills, Inc. (Food Products) 1,118 39,477
General Motors Co. (Automobiles) 1,895 145,707
Genuine Parts Co. (Distributors) 292 31,311
Gilead Sciences, Inc. (Biotechnology) 2,599 340,053
Global Payments, Inc. (Financial Services) 500 35,980
Globe Life, Inc. (Insurance) 166 25,614
GoDaddy, Inc.
*
- Class A (IT Services) 283 24,562
Halliburton Co. (Energy Equipment & Services) 1,755 74,237
Hasbro, Inc. (Leisure Products) 279 26,739
HCA Healthcare, Inc. (Health Care Providers &
Services) 328 142,500
Healthpeak Properties, Inc. (Health Care REITs) 1,456 23,544
Henry Schein, Inc.
*
(Health Care Providers & Services) 210 15,664
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 2,784 80,096

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraBull ProFund
Common Stocks, continued
Shares Value
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 481 $ 155,878
Honeywell International, Inc. (Industrial Conglomerates) 1,331 285,273
Hormel Foods Corp. (Food Products) 611 13,118
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 1,340 28,314
Howmet Aerospace, Inc. (Aerospace & Defense) 841 204,397
HP, Inc. (Technology Hardware, Storage & Peripherals) 1,923 40,114
Hubbell, Inc. (Electrical Equipment) 112 56,915
Humana, Inc. (Health Care Providers & Services) 253 59,819
Huntington Bancshares, Inc. (Banks) 4,253 71,280
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 82 29,872
IDEX Corp. (Machinery) 156 33,985
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 167 93,654
Illinois Tool Works, Inc. (Machinery) 550 141,906
Incyte Corp.
*
(Biotechnology) 350 33,345
Ingersoll Rand, Inc. (Machinery) 745 59,496
Insulet Corp.
*
(Health Care Equipment & Supplies) 146 25,132
Intel Corp.
*
(Semiconductors & Semiconductor
Equipment) 9,839 929,589
Interactive Brokers Group, Inc. - Class A (Capital
Markets) 933 74,174
Intercontinental Exchange, Inc. (Capital Markets) 1,190 188,127
International Business Machines Corp. (IT Services) 1,958 452,258
International Flavors & Fragrances, Inc. (Chemicals) 537 37,697
International Paper Co. (Containers & Packaging) 1,106 33,645
Intuit, Inc. (Software) 584 226,884
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 744 340,463
Invesco, Ltd. (Capital Markets) 931 24,402
Invitation Homes, Inc. (Residential REITs) 1,181 33,977
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 356 56,380
Iron Mountain, Inc. (Specialized REITs) 619 77,988
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 156 39,239
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 221 74,585
Jack Henry & Associates, Inc. (Financial Services) 151 23,216
Jacobs Solutions, Inc. (Professional Services) 246 31,835
Johnson & Johnson (Pharmaceuticals) 5,050 1,160,743
Johnson Controls International PLC (Building Products) 1,282 187,210
JPMorgan Chase & Co. (Banks) 5,649 1,769,436
Kenvue, Inc. (Personal Care Products) 4,013 70,348
Keurig Dr Pepper, Inc. (Beverages) 2,846 83,672
KeyCorp (Banks) 1,963 43,402
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 359 125,618
Kimberly-Clark Corp. (Household Products) 696 68,507
Kimco Realty Corp. (Retail REITs) 1,413 33,403
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 4,102 134,833
KKR & Co., Inc. (Capital Markets) 1,438 150,041
KLA Corp. (Semiconductors & Semiconductor
Equipment) 274 479,596
L3Harris Technologies, Inc. (Aerospace & Defense) 392 125,656
Labcorp Holdings, Inc. (Health Care Providers &
Services) 174 44,683
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 2,616 674,561
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure) 634 34,623
Leidos Holdings, Inc. (Professional Services) 267 39,842
Lennar Corp. - Class A (Household Durables) 451 40,725
Lennox International, Inc. (Building Products) 67 35,838
Linde PLC (Chemicals) 977 489,615
Live Nation Entertainment, Inc.
*
(Entertainment) 330 52,120
Common Stocks, continued
Shares Value
Lockheed Martin Corp. - Class B (Aerospace &
Defense) 424 $ 219,619
Loews Corp. (Insurance) 354 39,864
Lowe's Cos., Inc. (Specialty Retail) 1,175 280,578
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 223 30,707
Lumentum Holdings, Inc.
*
(Communications
Equipment) 149 134,446
LyondellBasell Industries N.V. - Class A (Chemicals) 539 40,209
M&T Bank Corp. (Banks) 319 69,743
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 617 153,195
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 462 166,924
Marsh & McLennan Cos., Inc. (Insurance) 1,015 170,226
Martin Marietta Materials, Inc. (Construction Materials) 127 78,622
Masco Corp. (Building Products) 426 30,595
MasterCard, Inc. - Class A (Financial Services) 1,707 858,484
McCormick & Co., Inc. (Food Products) 531 26,996
McDonald's Corp. (Hotels, Restaurants & Leisure) 1,491 437,742
McKesson Corp. (Health Care Providers & Services) 257 209,506
Medtronic PLC (Health Care Equipment & Supplies) 2,687 217,566
Merck & Co., Inc. (Pharmaceuticals) 5,201 567,845
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 4,584 2,804,995
MetLife, Inc. (Insurance) 1,154 92,435
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 42 53,618
MGM Resorts International
*
(Hotels, Restaurants &
Leisure) 403 15,693
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 1,134 105,360
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 2,359 1,219,980
Microsoft Corp. (Software) 15,560 6,345,056
Mid-America Apartment Communities, Inc. (Residential
REITs) 245 31,649
Moderna, Inc.
*
(Biotechnology) 728 33,444
Molson Coors Beverage Co. - Class B (Beverages) 355 15,173
Mondelez International, Inc. - Class A (Food Products) 2,685 164,967
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 102 164,670
Monster Beverage Corp.
*
(Beverages) 1,494 115,143
Moody's Corp. (Capital Markets) 321 148,254
Morgan Stanley (Capital Markets) 2,521 480,476
Motorola Solutions, Inc. (Communications Equipment) 347 152,343
MSCI, Inc. (Capital Markets) 153 90,486
Nasdaq, Inc. (Capital Markets) 941 86,487
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 415 45,970
Netflix, Inc.
*
(Entertainment) 8,847 828,167
Newmont Corp. (Metals & Mining) 2,286 253,952
News Corp. - Class A (Media) 777 20,451
News Corp. - Class B (Media) 256 7,803
NextEra Energy, Inc. (Electric Utilities) 4,364 427,147
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 2,496 110,722
NiSource, Inc. (Multi-Utilities) 1,002 48,377
Nordson Corp. (Machinery) 111 32,018
Norfolk Southern Corp. (Ground Transportation) 471 148,756
Northern Trust Corp. (Capital Markets) 390 64,873
Northrop Grumman Corp. (Aerospace & Defense) 280 162,254
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 953 17,326
NRG Energy, Inc. (Electric Utilities) 445 69,233

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraBull ProFund
Common Stocks, continued
Shares Value
Nucor Corp. (Metals & Mining) 479 $ 107,914
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 50,918 10,161,705
NVR, Inc.
*
(Household Durables) 7 44,211
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 527 154,722
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 1,506 91,233
Old Dominion Freight Line, Inc. (Ground
Transportation) 385 81,786
Omnicom Group, Inc. (Media) 659 50,558
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 825 83,168
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 1,318 121,862
Oracle Corp. (Software) 3,553 573,419
O'Reilly Automotive, Inc.
*
(Specialty Retail) 1,765 175,441
Otis Worldwide Corp. (Machinery) 814 63,394
PACCAR, Inc. (Machinery) 1,101 130,799
Packaging Corp. of America (Containers & Packaging) 188 40,128
Palantir Technologies, Inc.
*
- Class A (Software) 4,787 665,919
Palo Alto Networks, Inc.
*
(Software) 1,693 303,589
Paramount Skydance Corp.
(a)
- Class B (Media) 651 6,666
Parker-Hannifin Corp. (Machinery) 264 240,087
Paychex, Inc. (Professional Services) 677 62,711
PayPal Holdings, Inc. (Financial Services) 1,929 96,720
Pentair PLC (Machinery) 343 27,684
PepsiCo, Inc. (Beverages) 2,863 453,757
Pfizer, Inc. (Pharmaceuticals) 11,914 318,104
PG&E Corp. (Electric Utilities) 4,606 76,552
Philip Morris International, Inc. (Tobacco) 3,262 538,458
Phillips 66 (Oil, Gas & Consumable Fuels) 845 151,382
Pinnacle West Capital Corp. (Electric Utilities) 251 26,034
PNC Financial Services Group, Inc. (Banks) 847 188,881
Pool Corp. (Distributors) 68 14,506
PPG Industries, Inc. (Chemicals) 471 51,104
PPL Corp. (Electric Utilities) 1,549 57,995
Principal Financial Group, Inc. (Insurance) 415 41,878
Prologis, Inc. (Industrial REITs) 1,948 276,655
Prudential Financial, Inc. (Insurance) 730 71,620
PTC, Inc.
*
(Software) 249 33,939
Public Service Enterprise Group, Inc. (Multi-Utilities) 1,045 85,335
Public Storage (Specialized REITs) 330 99,809
PulteGroup, Inc. (Household Durables) 402 49,189
Qnity Electronics, Inc. (Semiconductors &
Semiconductor Equipment) 438 61,609
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 2,237 401,720
Quanta Services, Inc. (Construction & Engineering) 313 227,792
Quest Diagnostics, Inc. (Health Care Providers &
Services) 231 44,860
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 81 29,050
Raymond James Financial, Inc. (Capital Markets) 368 58,262
Realty Income Corp. (Retail REITs) 1,927 123,790
Regency Centers Corp. (Retail REITs) 345 26,858
Regeneron Pharmaceuticals, Inc. (Biotechnology) 212 149,897
Regions Financial Corp. (Banks) 1,819 51,932
Republic Services, Inc. (Commercial Services &
Supplies) 421 88,082
ResMed, Inc. (Health Care Equipment & Supplies) 306 65,426
Revvity, Inc. (Life Sciences Tools & Services) 237 20,529
Robinhood Markets, Inc.
*
- Class A (Capital Markets) 1,656 120,706
Rockwell Automation, Inc. (Electrical Equipment) 235 96,094
Rollins, Inc. (Commercial Services & Supplies) 615 34,274
Roper Technologies, Inc. (Software) 223 79,123
Ross Stores, Inc. (Specialty Retail) 678 154,442
Common Stocks, continued
Shares Value
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants &
Leisure) 527 $ 139,002
RTX Corp. (Aerospace & Defense) 2,813 495,286
S&P Global, Inc. (Capital Markets) 641 276,418
Salesforce, Inc. (Software) 1,963 346,528
Sandisk Corp.
*
(Semiconductors) 310 339,918
SBA Communications Corp. - Class A (Specialized
REITs) 223 49,328
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 457 307,853
Sempra (Multi-Utilities) 1,368 130,124
ServiceNow, Inc.
*
(Software) 2,191 193,487
Simon Property Group, Inc. (Retail REITs) 681 138,727
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 315 22,104
SLB, Ltd. (Energy Equipment & Services) 3,133 178,204
Smurfit WestRock PLC (Containers & Packaging) 1,095 42,036
Snap-on, Inc. (Machinery) 108 41,407
Solventum Corp.
*
(Health Care Equipment & Supplies) 309 20,814
Southwest Airlines Co. (Passenger Airlines) 1,030 39,058
Stanley Black & Decker, Inc. (Machinery) 325 25,402
Starbucks Corp. (Hotels, Restaurants & Leisure) 2,386 251,317
State Street Corp. (Capital Markets) 585 89,411
Steel Dynamics, Inc. (Metals & Mining) 287 65,625
STERIS PLC (Health Care Equipment & Supplies) 205 44,460
Stryker Corp. (Health Care Equipment & Supplies) 721 227,209
Super Micro Computer, Inc.
*(a)
(Technology Hardware,
Storage & Peripherals) 1,054 28,880
Synchrony Financial (Consumer Finance) 729 55,550
Synopsys, Inc.
*
(Software) 401 193,523
Sysco Corp. (Consumer Staples Distribution & Retail) 1,003 74,934
T. Rowe Price Group, Inc. (Capital Markets) 458 47,119
Take-Two Interactive Software, Inc.
*
(Entertainment) 364 77,809
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 424 61,497
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 449 116,776
Target Corp. (Consumer Staples Distribution & Retail) 949 123,133
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 614 129,959
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 98 63,293
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 328 112,658
Tesla, Inc.
*
(Automobiles) 5,893 2,248,945
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 1,901 534,333
Texas Pacific Land Corp. (Oil, Gas & Consumable
Fuels) 121 53,684
Textron, Inc. (Aerospace & Defense) 365 35,025
The AES Corp. (Independent Power/Renewable
Electricity Producers) 1,490 21,531
The Bank of New York Mellon Corp. (Capital Markets) 1,442 193,762
The Boeing Co.
*
(Aerospace & Defense) 1,645 376,754
The Charles Schwab Corp. (Capital Markets) 3,499 320,648
The Cigna Group (Health Care Providers & Services) 552 160,400
The Clorox Co. (Household Products) 254 24,496
The Coca-Cola Co. (Beverages) 8,112 638,900
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 411 25,852
The Estee Lauder Cos., Inc. (Personal Care Products) 517 39,659
The Goldman Sachs Group, Inc. (Capital Markets) 628 580,127
The Hartford Financial Services Group, Inc. (Insurance) 585 80,034
The Hershey Co. (Food Products) 311 57,765
The Home Depot, Inc. (Specialty Retail) 2,086 685,877
The J.M. Smucker Co. (Food Products) 223 21,861
The Kraft Heinz Co. (Food Products) 1,785 40,448

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraBull ProFund
Common Stocks, continued
Shares Value
The Kroger Co. (Consumer Staples Distribution &
Retail) 1,220 $ 83,045
The Mosaic Co. (Chemicals) 666 15,498
The Procter & Gamble Co. (Household Products) 4,870 716,328
The Progressive Corp. (Insurance) 1,228 247,172
The Sherwin-Williams Co. (Chemicals) 484 155,659
The Southern Co. (Electric Utilities) 2,307 223,086
The TJX Cos., Inc. (Specialty Retail) 2,327 364,757
The Trade Desk, Inc.
*
- Class A (Media) 922 21,750
The Travelers Cos., Inc. (Insurance) 452 137,923
The Walt Disney Co. (Entertainment) 3,712 385,119
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 2,558 195,201
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 789 377,898
TKO Group Holdings, Inc. (Entertainment) 140 26,053
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 992 193,936
Tractor Supply Co. (Specialty Retail) 1,108 38,891
Trane Technologies PLC (Building Products) 464 228,539
TransDigm Group, Inc. (Aerospace & Defense) 118 136,878
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 500 33,660
Truist Financial Corp. (Banks) 2,646 136,269
Tyler Technologies, Inc.
*
(Software) 90 30,703
Tyson Foods, Inc. - Class A (Food Products) 591 37,865
U.S. Bancorp (Banks) 3,258 184,598
Uber Technologies, Inc.
*
(Ground Transportation) 4,312 321,718
UDR, Inc. (Residential REITs) 630 22,894
Ulta Beauty, Inc.
*
(Specialty Retail) 92 49,448
Union Pacific Corp. (Ground Transportation) 1,244 335,233
United Airlines Holdings, Inc.
*
(Passenger Airlines) 678 61,020
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 1,549 168,531
United Rentals, Inc. (Trading Companies & Distributors) 132 126,698
UnitedHealth Group, Inc. (Health Care Providers &
Services) 1,898 703,171
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 116 19,519
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 639 161,399
Ventas, Inc. (Health Care REITs) 995 87,421
Veralto Corp. (Commercial Services & Supplies) 519 45,776
VeriSign, Inc. (IT Services) 172 46,210
Verisk Analytics, Inc. (Professional Services) 292 53,871
Verizon Communications, Inc. (Diversified
Telecommunication Services) 8,836 424,393
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 533 227,794
Vertiv Holdings Company - Class A (Electrical
Equipment) 800 262,792
Viatris, Inc. (Pharmaceuticals) 2,412 36,035
VICI Properties, Inc. (Specialized REITs) 2,240 65,408
Visa, Inc. - Class A (Financial Services) 3,523 1,162,026
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 668 105,437
Vulcan Materials Co. (Construction Materials) 277 83,582
W.R. Berkley Corp. (Insurance) 624 41,702
W.W. Grainger, Inc. (Trading Companies & Distributors) 91 105,683
Wabtec Corp. (Machinery) 357 96,351
Walmart, Inc. (Consumer Staples Distribution & Retail) 9,185 1,211,777
Warner Bros. Discovery, Inc.
*
(Entertainment) 5,193 140,471
Waste Management, Inc. (Commercial Services &
Supplies) 779 181,156
Waters Corp.
*
(Life Sciences Tools & Services) 205 63,392
WEC Energy Group, Inc. (Multi-Utilities) 682 80,435
Wells Fargo & Co. (Banks) 6,480 532,850
Welltower, Inc. (Health Care REITs) 1,462 317,750
Common Stocks, continued
Shares Value
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 150 $ 44,639
Western Digital Corp. (Technology Hardware, Storage &
Peripherals) 710 308,509
Weyerhaeuser Co. (Specialized REITs) 1,510 37,025
Williams-Sonoma, Inc. (Specialty Retail) 251 45,484
Willis Towers Watson PLC (Insurance) 200 51,240
Workday, Inc.
*
- Class A (Software) 446 54,590
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 177 18,958
Xcel Energy, Inc. (Electric Utilities) 1,240 102,858
Xylem, Inc. (Machinery) 511 60,380
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 582 92,916
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 103 23,305
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 415 34,208
Zoetis, Inc. (Pharmaceuticals) 884 101,633
TOTAL COMMON STOCKS
  (Cost $35,032,056) 129,354,652
Repurchase Agreements
(c) (d)
( 38 .6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $67,914,597 $ 67,908,000 67,908,000
TOTAL REPURCHASE AGREEMENTS
(Cost $67,908,000) 67,908,000
Collateral for Securities Loaned
(e)
( NM )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.66%
(f)
63,914 63,914
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $63,914) 63,914
TOTAL INVESTMENT SECURITIES
  (Cost $104,863,286)— 113.3% 199,185,882
Net other assets (liabilities) — ( 13 .3 ) % (23,394,379)
NET ASSETS — 100.0% $ 175,791,503
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2026. The total value of securities on loan as of April 30, 2026 was $63,529.
(b)
Number of shares is less than 0.50.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $35,211,000.
(d)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)
Securities were purchased with cash collateral held from securities on loan at April
30, 2026.
(f)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2026.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraBull ProFund
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini S&P 500 Futures Contracts 70 6/22/26 $ 25,353,125 $ 1,775,440
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Goldman Sachs International 5/27/26 4.39% $ 59,618,513 $ 383,414
SPDR S&P 500 ETF Goldman Sachs International 5/27/26 4.30% 33,343,283 204,103
$92,961,796 $587,517
S&P 500 UBS AG 5/27/26 4.44% 86,714,298 509,650
SPDR S&P 500 ETF UBS AG 5/27/26 4.44% 16,772,797 162,585
$103,487,095 $672,235
$196,448,891 $1,259,752
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
UltraBull ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 2,034,854 1.2%
Air Freight & Logistics 437,877 0.2%
Automobile Components 26,816 NM
Automobiles 2,493,841 1.4%
Banks 4,413,997 2.4%
Beverages 1,362,062 0.7%
Biotechnology 2,016,476 1.1%
Broadline Retail 5,523,613 3.2%
Building Products 650,371 0.4%
Capital Markets 4,063,489 2.3%
Chemicals 1,371,886 0.8%
Commercial Services & Supplies 535,465 0.3%
Communications Equipment 1,611,918 0.9%
Construction & Engineering 446,896 0.3%
Construction Materials 328,584 0.2%
Consumer Finance 668,938 0.4%
Consumer Staples Distribution & Retail 2,590,711 1.4%
Containers & Packaging 213,493 0.1%
Distributors 45,817 NM
Diversified Telecommunication Services 807,720 0.5%
Electric Utilities 2,007,096 1.2%
Electrical Equipment 1,690,239 1.0%
Electronic Equipment, Instruments & Components 1,261,223 0.7%
Energy Equipment & Services 396,728 0.2%
Entertainment 1,605,258 0.9%
Financial Services 4,323,754 2.5%
Food Products 536,389 0.3%
Gas Utilities 65,733 NM
Ground Transportation 1,103,727 0.6%
Health Care Equipment & Supplies 1,945,029 1.1%
Health Care Providers & Services 2,080,298 1.2%
Health Care REITs 428,715 0.2%
Hotel & Resort REITs 28,314 NM
Hotels, Restaurants & Leisure 2,158,008 1.2%
Household Durables 306,792 0.2%
Household Products 1,001,743 0.6%
Value
% of Net
Assets
Independent Power/Renewable Electricity Producers $ 126,968 0.1%
Industrial Conglomerates 1,083,571 0.6%
Industrial REITs 276,655 0.2%
Insurance 2,041,592 1.2%
Interactive Media & Services 11,242,184 6.4%
IT Services 872,447 0.5%
Leisure Products 26,739 NM
Life Sciences Tools & Services 956,121 0.5%
Machinery 2,429,938 1.3%
Media 418,535 0.2%
Metals & Mining 601,524 0.3%
Multi-Utilities 784,737 0.4%
Office REITs 31,270 NM
Oil, Gas & Consumable Fuels 4,136,956 2.4%
Passenger Airlines 192,612 0.1%
Personal Care Products 110,007 0.1%
Pharmaceuticals 3,995,268 2.4%
Prime Broker Cash 1,859,316 1.1%
Professional Services 448,713 0.3%
Real Estate Management & Development 117,514 0.1%
Residential REITs 248,531 0.1%
Retail REITs 340,966 0.2%
Semiconductors 339,918 0.2%
Semiconductors & Semiconductor Equipment 21,577,033 12.4%
Software 10,360,070 5.9%
Specialized REITs 1,012,502 0.6%
Specialty Retail 2,066,456 1.2%
Technology Hardware, Storage & Peripherals 9,288,657 5.3%
Textiles, Apparel & Luxury Goods 262,432 0.1%
Tobacco 793,968 0.5%
Trading Companies & Distributors 340,438 0.2%
Water Utilities 52,524 NM
Wireless Telecommunication Services 193,936 0.1%
Other
**
44,577,535 25.3%
Total $ 175,791,503 100.0%

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraBull ProFund
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraChina ProFund
Common Stocks ( 81 .8% )
Shares Value
Alibaba Group Holding, Ltd.
ADR
(Broadline Retail) 28,145 $ 3,711,762
Atour Lifestyle Holdings, Ltd.
ADR
(Hotels, Restaurants
& Leisure) 4,514 172,615
ATRenew, Inc.
ADR
(Specialty Retail) 6,243 28,156
Autohome, Inc.
ADR
(Interactive Media & Services) 3,246 60,473
Baidu, Inc.
*ADR
(Interactive Media & Services) 6,896 872,551
Belite Bio, Inc.
*ADR
(Pharmaceuticals) 956 152,158
BeOne Medicines, Ltd.
*ADR
(Biotechnology) 2,887 852,444
Bilibili, Inc.
*ADR(a)
(Entertainment) 15,230 335,518
Canaan, Inc.
*ADR(a)
(Technology Hardware, Storage &
Peripherals) 32,030 17,078
Daqo New Energy Corp.
*ADR
(Semiconductors &
Semiconductor Equipment) 2,715 52,182
DingDong Cayman, Ltd.
*ADR
(Food & Staples Retailing) 7,519 19,474
EHang Holdings, Ltd.
*ADR
(Aerospace & Defense) 2,737 26,713
FinVolution Group
ADR
(Consumer Finance) 6,346 31,476
Full Truck Alliance Co., Ltd.
ADR
(Ground Transportation) 43,170 373,421
GDS Holdings, Ltd.
*ADR(a)
(IT Services) 6,714 283,869
H World Group, Ltd.
ADR
(Hotels, Restaurants & Leisure) 8,962 462,798
Hello Group, Inc.
ADR
(Interactive Media & Services) 5,040 31,450
Hesai Group
*ADR
(Electrical Equipment) 5,799 131,521
HUYA Inc
ADR
(Entertainment) 3,728 11,706
iQIYI, Inc.
*ADR
(Entertainment) 27,490 32,438
JD.com, Inc.
ADR(a)
(Broadline Retail) 43,602 1,322,013
JinkoSolar Holding Co., Ltd
ADR
(Semiconductors &
Semiconductor Equipment) 1,713 39,999
JOYY, Inc.
ADR
(Interactive Media & Services) 1,369 80,757
Kanzhun, Ltd.
ADR
(Interactive Media & Services) 19,652 265,695
KE Holdings, Inc.
ADR(a)
(Real Estate Management &
Development) 33,521 574,215
Kingsoft Cloud Holdings, Ltd.
*ADR(a)
(IT Services) 8,480 127,794
Legend Biotech Corp.
*ADR
(Biotechnology) 4,226 99,396
LexinFintech Holding, Ltd.
ADR
(Consumer Finance) 5,970 12,597
Li Auto, Inc.
*ADR
(Automobiles) 31,079 554,139
MINISO Group Holding, Ltd.
ADR(a)
(Broadline Retail) 4,954 73,270
NetEase, Inc.
ADR
(Entertainment) 10,306 1,211,058
New Oriental Education & Technology Group, Inc.
ADR
(Diversified Consumer Services) 7,151 391,088
NIO, Inc.
*ADR
(Automobiles) 95,551 610,571
PDD Holdings, Inc.
*ADR
(Broadline Retail) 23,129 2,310,124
Pony AI, Inc.
*ADR(a)
(Software) 11,698 115,459
Qifu Technology, Inc.
ADR
(Consumer Finance) 5,294 69,245
Structure Therapeutics, Inc.
*ADR
(Pharmaceuticals) 3,414 141,510
TAL Education Group
*ADR
(Diversified Consumer
Services) 21,890 243,417
Tencent Music Entertainment Group
ADR
(Entertainment) 25,802 236,604
Trip.com Group, Ltd.
*ADR
(Hotels, Restaurants &
Leisure) 16,566 898,043
Common Stocks, continued
Shares Value
Up Fintech Holding, Ltd.
*ADR
(Capital Markets) 6,592 $ 43,507
Vipshop Holdings, Ltd.
ADR
(Broadline Retail) 13,288 191,214
VNET Group, Inc.
*ADR
(IT Services) 8,226 68,358
Weibo Corp.
ADR
(Interactive Media & Services) 5,417 45,557
WeRide, Inc.
*ADR(a)
(Auto Components) 10,752 83,005
XPeng, Inc.
*ADR(a)
(Automobiles) 38,158 621,975
Zai Lab, Ltd.
*ADR
(Biotechnology) 5,389 116,617
ZTO Express Cayman, Inc.
ADR
(Air Freight & Logistics) 21,492 549,980
TOTAL COMMON STOCKS
  (Cost $11,888,253) 18,757,010
Repurchase Agreements
(b) (c)
( 15 .1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $3,474,337 $ 3,474,000 3,474,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,474,000) 3,474,000
Collateral for Securities Loaned
(d)
( 9 .0% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.66%
(e)
2,070,297 2,070,297
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $2,070,297) 2,070,297
TOTAL INVESTMENT SECURITIES
  (Cost $17,432,550)— 105.9% 24,301,307
Net other assets (liabilities) — ( 5 .9 ) % (1,363,624)
NET ASSETS — 100.0% $ 22,937,683
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2026. The total value of securities on loan as of April 30, 2026 was $2,073,986.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $1,038,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at April
30, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2026.
ADR
American Depositary Receipt
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P China Select ADR Index
(USD) Goldman Sachs International 5/27/26 4.39% $ 5,356,765 $ 18,693
S&P China Select ADR Index
(USD) UBS AG 5/27/26 4.24% 21,786,364 113,641
$27,143,129 $132,334
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraChina ProFund
UltraChina ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 26,713 0.1%
Air Freight & Logistics 549,980 2.4%
Auto Components 83,005 0.4%
Automobiles 1,786,685 7.8%
Biotechnology 1,068,457 4.6%
Broadline Retail 7,608,383 33.3%
Capital Markets 43,507 0.2%
Consumer Finance 113,318 0.5%
Diversified Consumer Services 634,505 2.8%
Electrical Equipment 131,521 0.6%
Entertainment 1,827,324 7.9%
Food & Staples Retailing 19,474 0.1%
Ground Transportation 373,421 1.6%
Hotels, Restaurants & Leisure 1,533,456 6.7%
Interactive Media & Services 1,356,483 6.0%
IT Services 480,021 2.0%
Pharmaceuticals 293,668 1.2%
Real Estate Management & Development 574,215 2.5%
Semiconductors & Semiconductor Equipment 92,181 0.4%
Software 115,459 0.5%
Specialty Retail 28,156 0.1%
Technology Hardware, Storage & Peripherals 17,078 0.1%
Other
**
4,180,673 18.2%
Total $ 22,937,683 100.0%
UltraChina ProFund invested in securities with exposure to the following countries as of
April 30, 2026:
Value
% of Net
Assets
China $ 18,757,010 81.8%
Other
**
4,180,673 18 .2%
Total $ 22,937,683 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraDow 30 ProFund
Common Stocks ( 70 .9% )
Shares Value
3M Co. (Industrial Conglomerates) 3,959 $ 580,073
Amazon.com, Inc.
*
(Broadline Retail) 3,957 1,048,842
American Express Co. (Consumer Finance) 3,960 1,279,278
Amgen, Inc. (Biotechnology) 3,961 1,371,496
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 3,956 1,073,461
Caterpillar, Inc. (Machinery) 3,961 3,525,726
Chevron Corp. (Oil, Gas & Consumable Fuels) 3,958 765,121
Cisco Systems, Inc. (Communications Equipment) 3,959 362,249
Honeywell International, Inc. (Industrial Conglomerates) 3,956 847,889
International Business Machines Corp. (IT Services) 3,958 914,219
Johnson & Johnson (Pharmaceuticals) 3,958 909,746
JPMorgan Chase & Co. (Banks) 3,957 1,239,451
McDonald's Corp. (Hotels, Restaurants & Leisure) 3,961 1,162,910
Merck & Co., Inc. (Pharmaceuticals) 3,959 432,244
Microsoft Corp. (Software) 3,961 1,615,216
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 3,959 175,621
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 3,958 789,898
Salesforce, Inc. (Software) 3,959 698,882
The Boeing Co.
*
(Aerospace & Defense) 3,957 906,272
The Coca-Cola Co. (Beverages) 3,960 311,890
The Goldman Sachs Group, Inc. (Capital Markets) 3,961 3,659,054
The Home Depot, Inc. (Specialty Retail) 3,961 1,302,377
The Procter & Gamble Co. (Household Products) 3,957 582,035
The Sherwin-Williams Co. (Chemicals) 3,961 1,273,897
The Travelers Cos., Inc. (Insurance) 3,957 1,207,439
The Walt Disney Co. (Entertainment) 3,958 410,642
Common Stocks, continued
Shares Value
UnitedHealth Group, Inc. (Health Care Providers &
Services) 3,961 $ 1,467,471
Verizon Communications, Inc. (Diversified
Telecommunication Services) 3,959 190,151
Visa, Inc. - Class A (Financial Services) 3,961 1,306,496
Walmart, Inc. (Consumer Staples Distribution & Retail) 3,958 522,179
TOTAL COMMON STOCKS
  (Cost $9,197,170) 31,932,225
Repurchase Agreements
(a) (b)
( 28 .5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $12,838,247 $ 12,837,000 12,837,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,837,000) 12,837,000
TOTAL INVESTMENT SECURITIES
  (Cost $22,398,273)— 100.2% 45,133,328
Net other assets (liabilities) — ( 0 .2 ) % (87,549)
NET ASSETS — 100.0% $ 45,045,779
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $7,427,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini Dow Jones Industrial Average Index Futures Contracts 11 6/22/26 $ 2,740,925 $ 143,550
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Industrial Average Goldman Sachs International 5/27/26 4.39% $ 19,653,260 $ 175,434
SPDR Dow Jones Industrial
Average ETF Goldman Sachs International 5/27/26 4.23% 9,500,171 88,423
$29,153,431 $263,857
Dow Jones Industrial Average UBS AG 5/27/26 4.44% 21,818,277 204,840
SPDR Dow Jones Industrial
Average ETF UBS AG 5/27/26 4.44% 4,643,759 43,370
$26,462,036 $248,210
$55,615,467 $512,067
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraDow 30 ProFund
UltraDow 30 ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 906,272 2.0%
Banks 1,239,451 2.8%
Beverages 311,890 0.7%
Biotechnology 1,371,496 3.0%
Broadline Retail 1,048,842 2.3%
Capital Markets 3,659,054 8.2%
Chemicals 1,273,897 2.8%
Communications Equipment 362,249 0.8%
Consumer Finance 1,279,278 2.8%
Consumer Staples Distribution & Retail 522,179 1.2%
Diversified Telecommunication Services 190,151 0.4%
Entertainment 410,642 0.9%
Financial Services 1,306,496 2.9%
Health Care Providers & Services 1,467,471 3.3%
Hotels, Restaurants & Leisure 1,162,910 2.6%
Household Products 582,035 1.2%
Industrial Conglomerates 1,427,962 3.2%
Insurance 1,207,439 2.7%
IT Services 914,219 2.0%
Machinery 3,525,726 7.8%
Oil, Gas & Consumable Fuels 765,121 1.7%
Pharmaceuticals 1,341,990 3.0%
Prime Broker Cash 364,103 0.8%
Semiconductors & Semiconductor Equipment 789,898 1.8%
Software 2,314,098 5.1%
Specialty Retail 1,302,377 2.9%
Technology Hardware, Storage & Peripherals 1,073,461 2.4%
Textiles, Apparel & Luxury Goods 175,621 0.4%
Other
**
12,749,451 28.3%
Total $ 45,045,779 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraEmerging Markets ProFund
Common Stocks ( 81 .4% )
Shares Value
Alibaba Group Holding, Ltd.
ADR
(Broadline Retail) 14,190 $ 1,871,378
Ambev S.A.
ADR(a)
(Beverages) 25,288 73,841
America Movil S.A.B. de C.V.
ADR
(Wireless
Telecommunication Services) 5,369 142,815
ASE Technology Holding Co., Ltd.
ADR(a)
(Semiconductors & Semiconductor Equipment) 10,438 327,858
Axia Energia
ADR(a)
(Electric Utilities) 5,424 68,071
Baidu, Inc.
*ADR
(Interactive Media & Services) 1,653 209,154
Banco Bradesco S.A.
ADR
(Banks) 31,423 121,921
Banco de Chile
ADR
(Banks) 1,381 52,298
BeOne Medicines, Ltd.
*ADR
(Biotechnology) 430 126,966
Bilibili, Inc.
*ADR(a)
(Entertainment) 1,732 38,156
Cemex S.A.B. de C.V.
ADR
(Construction Materials) 8,995 110,639
Chunghwa Telecom Co., Ltd.
ADR
(Diversified
Telecommunication Services) 2,259 97,905
Cia de Saneamento Basico do Estado de Sao Paulo
ADR
(Water Utilities) 2,806 94,366
Dr. Reddy's Laboratories, Ltd.
ADR
(Pharmaceuticals) 3,620 49,377
Embraer S.A.
ADR
(Aerospace & Defense) 1,034 64,832
Fomento Economico Mexicano S.A.B. de C.V.
ADR
(Beverages) 1,006 118,949
Full Truck Alliance Co., Ltd.
ADR
(Ground Transportation) 4,912 42,489
Gold Fields, Ltd.
ADR
(Metals & Mining) 5,348 227,183
Grupo Aeroportuario del Pacifico S.A.B. de C.V.
ADR(a)
(Transportation Infrastructure) 242 60,953
Grupo Cibest S.A.
ADR
(Banks) 662 45,142
H World Group, Ltd.
ADR
(Hotels, Restaurants & Leisure) 1,024 52,879
Harmony Gold Mining Co., Ltd.
ADR
(Metals & Mining) 3,244 51,158
HDFC Bank, Ltd.
ADR
(Banks) 22,553 573,072
ICICI Bank, Ltd.
ADR
(Banks) 15,726 418,154
Infosys, Ltd.
ADR(a)
(IT Services) 20,985 261,473
Itau Unibanco Holding S.A.
ADR
(Banks) 32,142 279,635
JD.com, Inc.
ADR
(Broadline Retail) 8,512 258,084
KB Financial Group, Inc.
ADR
(Banks) 2,060 229,113
KE Holdings, Inc.
ADR(a)
(Real Estate Management &
Development) 3,844 65,848
Korea Electric Power Corp.
ADR
(Electric Utilities) 3,052 46,665
Li Auto, Inc.
*ADR
(Automobiles) 3,553 63,350
NetEase, Inc.
ADR
(Entertainment) 2,032 238,781
New Oriental Education & Technology Group, Inc.
ADR
(Diversified Consumer Services) 815 44,572
NIO, Inc.
*ADR
(Automobiles) 10,923 69,798
PDD Holdings, Inc.
*ADR
(Broadline Retail) 4,640 463,443
Petroleo Brasileiro S.A.
ADR
(Oil, Gas & Consumable
Fuels) 11,056 243,564
POSCO Holdings, Inc.
ADR(a)
(Metals & Mining) 1,789 142,047
Shinhan Financial Group Co., Ltd.
ADR
(Banks) 2,741 188,690
Sibanye Stillwater, Ltd.
ADR
(Metals & Mining) 4,205 50,544
Sociedad Quimica y Minera de Chile S.A.
ADR
(Chemicals) 849 78,252
Taiwan Semiconductor Manufacturing Co., Ltd.
ADR
(Semiconductors & Semiconductor Equipment) 6,279 2,486,860
Telekomunikasi Indonesia Persero Tbk.
ADR
(Diversified
Telecommunication Services) 2,708 45,792
Common Stocks, continued
Shares Value
Tencent Music Entertainment Group
ADR
(Entertainment) 2,937 $ 26,932
Trip.com Group, Ltd.
*ADR
(Hotels, Restaurants &
Leisure) 3,612 195,807
United Microelectronics Corp.
ADR(a)
(Semiconductors &
Semiconductor Equipment) 14,063 183,663
Vale S.A.
ADR
(Metals & Mining) 21,314 348,697
Woori Financial Group, Inc.
ADR
(Banks) 1,338 94,543
XPeng, Inc.
*ADR(a)
(Automobiles) 4,365 71,149
ZTO Express Cayman, Inc.
ADR
(Air Freight & Logistics) 2,452 62,747
TOTAL COMMON STOCKS
  (Cost $6,334,826) 11,279,605
Preferred Stocks (1.9%)
Petroleo Brasileiro S.A.
ADR
(Oil, Gas & Consumable
Fuels) 13,108 260,587
TOTAL PREFERRED STOCKS
  (Cost $85,709) 260,587
Repurchase Agreements
(b) (c)
( 17 .2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $2,378,231 $ 2,378,000 2,378,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,378,000) 2,378,000
Collateral for Securities Loaned
(d)
( 8 .8% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.66%
(e)
1,213,737 1,213,737
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $1,213,737) 1,213,737
TOTAL INVESTMENT SECURITIES
  (Cost $10,012,272)— 109.3% 15,131,929
Net other assets (liabilities) — ( 9 .3 ) % (1,292,522)
NET ASSETS — 100.0% $ 13,839,407
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2026. The total value of securities on loan as of April 30, 2026 was $1,210,281.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $611,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at April
30, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2026.
ADR
American Depositary Receipt
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Emerging 50 ADR Index
(USD) Goldman Sachs International 5/27/26 4.39% $ 8,126,099 $ (621)
S&P Emerging 50 ADR Index
(USD) UBS AG 5/27/26 4.44% 8,007,027 (1,311)
$16,133,126 $(1,932)

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraEmerging Markets ProFund
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
UltraEmerging Markets ProFund invested in the following industries as of April 30,
2026:
Value
% of Net
Assets
Aerospace & Defense $ 64,832 0.5%
Air Freight & Logistics 62,747 0.5%
Automobiles 204,297 1.5%
Banks 2,002,568 14.4%
Beverages 192,790 1.4%
Biotechnology 126,966 0.9%
Broadline Retail 2,592,905 18.6%
Chemicals 78,252 0.6%
Construction Materials 110,639 0.8%
Diversified Consumer Services 44,572 0.3%
Diversified Telecommunication Services 143,697 1.0%
Electric Utilities 114,736 0.8%
Entertainment 303,869 2.2%
Ground Transportation 42,489 0.3%
Hotels, Restaurants & Leisure 248,686 1.8%
Interactive Media & Services 209,154 1.5%
IT Services 261,473 1.9%
Metals & Mining 819,629 5.9%
Oil, Gas & Consumable Fuels 504,151 3.7%
Pharmaceuticals 49,377 0.4%
Real Estate Management & Development 65,848 0.5%
Semiconductors & Semiconductor Equipment 2,998,381 21.7%
Transportation Infrastructure 60,953 0.4%
Water Utilities 94,366 0.7%
Wireless Telecommunication Services 142,815 1.0%
Other
**
2,299,215 16.7%
Total $ 13,839,407 100.0%
UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of April 30, 2026:
Value
% of Net
Assets
Brazil $ 1,555,514 11.3%
Chile 130,550 1.0%
China 3,901,533 28.1%
Colombia 45,142 0.3%
India 1,302,076 9.4%
Indonesia 45,792 0.3%
Mexico 433,356 3.1%
South Africa 328,885 2.4%
South Korea 701,058 5.0%
Taiwan 3,096,286 22.4%
Other
**
2,299,215 16 .7%
Total $ 13,839,407 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraInternational ProFund
Repurchase Agreements
(a) (b)
( 98 .8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $9,313,905 $ 9,313,000 $ 9,313,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,313,000) 9,313,000
TOTAL INVESTMENT SECURITIES
  (Cost $9,313,000)— 98.8% 9,313,000
Net other assets (liabilities) — 1 .2% 109,386
NET ASSETS — 100.0% $ 9,422,386
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $488,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
MSCI EAFE Index Goldman Sachs International 5/27/26 4.29% $ 9,465,789 $ 65,253
MSCI EAFE Index UBS AG 5/27/26 4.44% 9,377,704 64,966
$18,843,493 $130,219
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraJapan ProFund
Repurchase Agreements
(a)(b)
( 73.6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $28,450,764 $ 28,448,000 $ 28,448,000
TOTAL REPURCHASE AGREEMENTS
(Cost $28,448,000) 28,448,000
TOTAL INVESTMENT SECURITIES
  (Cost $37,541,234)— 97.1% 37,541,234
Net other assets (liabilities) —  2.9% 1,124,334
NET ASSETS — 100.0% $ 38,665,568
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $20,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nikkei 225 Index Futures Contracts 257 6/12/26 $ 76,907,250 $ 6,094,990
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received )
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nikkei 225 Stock Average Goldman Sachs International 5/27/26 4.09% $ 499,313 $ 274
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraLatin America ProFund
Common Stocks (78.3%)
Shares Value
Ambev S.A.
ADR(a)
(Beverages) 197,060 $ 575,415
America Movil S.A.B. de C.V.
ADR
(Wireless
Telecommunication Services) 40,938 1,088,951
Axia Energia
ADR (a)
(Electric Utilities) 42,270 530,489
Banco Bradesco S.A.
ADR
(Banks) 231,049 896,470
Banco de Chile
ADR
(Banks) 10,759 407,443
Banco Santander Chile
ADR
(Banks) 7,199 230,224
Cemex S.A.B. de C.V.
ADR
(Construction Materials) 70,095 862,169
Cia de Minas Buenaventura S.A.A
ADR
(Metals & Mining) 7,510 244,751
Cia de Saneamento Basico do Estado de Sao Paulo
ADR (a)
(Water Utilities) 21,870 735,488
Cia Energetica de Minas Gerais
ADR
(Electric Utilities) 88,221 222,317
Cia Paranaense de Energia - Copel
ADR
(Electric Utilities) 21,409 275,533
Coca-Cola Femsa S.A.B. de C.V.
ADR
(Beverages) 2,432 247,042
Corp Inmobiliaria Vesta S.A.B. de C.V.
ADR
(Real Estate
Management & Development) 4,087 145,497
Ecopetrol S.A.
ADR
(Oil, Gas & Consumable Fuels) 11,424 161,764
Embraer S.A.
ADR
(Aerospace & Defense) 8,058 505,237
Fomento Economico Mexicano S.A.B. de C.V.
ADR
(Beverages) 7,838 926,765
Gerdau S.A.
ADR
(Metals & Mining) 59,415 271,527
Grupo Aeroportuario del Centro Norte S.A.B. de
ADR
(Transportation Infrastructure) 1,556 164,952
Grupo Aeroportuario del Pacifico S.A.B. de C.V.
ADR(a)
(Transportation Infrastructure) 1,889 475,782
Grupo Aeroportuario del Sureste S.A.B. de C.V.
ADR
(Transportation Infrastructure) 795 243,143
Grupo Cibest S.A.
ADR
(Banks) 5,157 351,656
Grupo Financiero Galicia S.A.
ADR
(Banks) 5,645 233,364
Itau Unibanco Holding S.A.
ADR
(Banks) 245,075 2,132,152
Latam Airlines Group S.A.
ADR
(Airlines) 5,850 278,051
Petroleo Brasileiro S.A.
ADR
(Oil, Gas & Consumable
Fuels) 84,298 1,857,085
Sociedad Quimica y Minera de Chile S.A.
ADR
(Chemicals) 6,613 609,520
Suzano S.A.
ADR
(Paper & Forest Products) 31,024 275,183
Telefonica Brasil S.A.
ADR(a)
(Diversified
Telecommunication Services) 17,182 272,678
TIM S.A.
ADR
(Wireless Telecommunication Services) 7,311 189,647
Ultrapar Participacoes S.A.
ADR
(Oil, Gas & Consumable
Fuels) 32,036 191,896
Vale S.A.
ADR
(Metals & Mining) 162,465 2,657,927
Vista Energy S.A.B. de C.V.
*ADR
(Oil, Gas &
Consumable Fuels) 3,283 243,993
YPF S.A.
*ADR
(Oil, Gas & Consumable Fuels) 8,923 402,963
TOTAL COMMON STOCKS
Common Stocks, continued
Shares Value
  (Cost $12,394,297) $ 18,907,074
Preferred Stocks (8.9%)
Axia Energia
*ADR
- Class C (Electric Utilities) 13,487 162,518
Petroleo Brasileiro S.A.
ADR
(Oil, Gas & Consumable
Fuels) 99,941 1,986,827
2,149,345
TOTAL PREFERRED STOCKS
  (Cost $1,005,488) 2,149,345
Repurchase Agreements
(b)(c)
( 11.5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $2,783,270 $ 2,783,000 2,783,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,783,000) 2,783,000
Collateral for Securities Loaned
(d)
( 7.9% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.66%
(e)
1,914,835 1,914,835
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $1,914,835) 1,914,835
TOTAL INVESTMENT SECURITIES
  (Cost $18,097,620)— 106.6% 25,754,254
Net other assets (liabilities) —  (6.6)% (1,603,160)
NET ASSETS — 100.0% $ 24,151,094
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2026. The total value of securities on loan as of April 30, 2026 was $1,899,950.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $895,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at April
30, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2026.
ADR
American Depositary Receipt
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Latin America 35 ADR
Index (USD) Goldman Sachs International 5/27/26 4.39% $ 13,463,956 $ 56,694
S&P Latin America 35 ADR
Index (USD) UBS AG 5/27/26 4.24% 13,758,609 58,300
$27,222,565 $114,994
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
UltraLatin America ProFund invested in the following industries as of April 30, 2026:

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraLatin America ProFund
Value
% of Net
Assets
Aerospace & Defense $ 505,237 2.1%
Airlines 278,051 1.2%
Banks 4,251,309 17.7%
Beverages 1,749,222 7.2%
Chemicals 609,520 2.4%
Construction Materials 862,169 3.6%
Diversified Telecommunication Services 272,678 1.1%
Electric Utilities 1,190,857 5.1%
Metals & Mining 3,174,205 13.1%
Oil, Gas & Consumable Fuels 4,844,528 20.0%
Paper & Forest Products 275,183 1.1%
Real Estate Management & Development 145,497 0.6%
Transportation Infrastructure 883,877 3.7%
Water Utilities 735,488 3.0%
Wireless Telecommunication Services 1,278,598 5.3%
Other
**
3,094,675 12.8%
Total $ 24,151,094 100.0%
UltraLatin America ProFund invested in securities with exposure to the following countries as of April 30, 2026:
Value
% of Net
Assets
Argentina $ 636,327 2.6%
Brazil 13,738,389 57.0%
Chile 1,525,238 6.3%
Colombia 513,420 2.1%
Mexico 4,398,294 18.2%
Peru 244,751 1.0%
Other
**
3,094,675 12.8%
Total $ 24,151,094 100.0%
** Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraMid-Cap ProFund
Common Stocks (66.2%)
Shares Value
AAON, Inc. (Building Products) 542 $ 50,574
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 368 31,409
Acuity, Inc. (Electrical Equipment) 244 70,704
Advanced Drainage Systems, Inc. (Building Products) 574 85,670
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 302 115,941
AECOM (Construction & Engineering) 1,036 87,128
AeroVironment, Inc.
*
(Aerospace & Defense) 255 49,730
Affiliated Managers Group, Inc. (Capital Markets) 227 66,890
AGCO Corp. (Machinery) 482 58,332
Agree Realty Corp. (Retail REITs) 959 73,949
Alaska Air Group, Inc.
*
(Passenger Airlines) 918 35,903
Albertsons Cos., Inc. - Class A (Consumer Staples
Distribution & Retail) 2,964 49,943
Alcoa Corp. (Metals & Mining) 2,075 132,364
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 995 48,258
Ally Financial, Inc. (Consumer Finance) 2,250 99,878
American Airlines Group, Inc.
*
(Passenger Airlines) 5,292 61,969
American Financial Group, Inc. (Insurance) 555 73,965
American Healthcare REIT, Inc. (Health Care REITs) 1,421 72,158
American Homes 4 Rent - Class A (Residential REITs) 2,612 83,166
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 912 63,612
Annaly Capital Management, Inc. (Mortgage REITs) 5,756 131,812
Antero Midstream Corp. (Oil, Gas & Consumable Fuels) 2,653 57,995
Antero Resources Corp.
*
(Oil, Gas & Consumable Fuels) 2,348 92,182
API Group Corp.
*
(Industrial Support Services) 3,074 140,543
Appfolio, Inc.
*
- Class A (Software) 194 32,415
Applied Industrial Technologies, Inc. (Trading
Companies & Distributors) 299 91,419
AptarGroup, Inc. (Containers & Packaging) 516 63,819
Aramark (Hotels, Restaurants & Leisure) 2,106 96,222
Arrow Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 410 77,010
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 1,122 82,445
Ashland, Inc. (Chemicals) 367 19,546
Associated Banc-Corp. (Banks) 1,310 36,890
ATI, Inc.
*
(Metals & Mining) 1,089 169,296
Autoliv, Inc. (Automobile Components) 551 63,877
AutoNation, Inc.
*
(Specialty Retail) 209 44,387
Avantor, Inc.
*
(Life Sciences Tools & Services) 5,467 44,283
Avient Corp. (Chemicals) 733 27,180
Avis Budget Group, Inc.
*
(Ground Transportation) 135 24,390
Avnet, Inc. (Electronic Equipment, Instruments &
Components) 655 54,044
Axalta Coating Systems, Ltd.
*
(Chemicals) 1,710 48,632
Bank OZK (Banks) 832 40,069
Bath & Body Works, Inc. (Retail - Discretionary) 1,640 31,882
Belden, Inc. (Electronic Equipment, Instruments &
Components) 315 35,431
BellRing Brands, Inc.
*
(Personal Care Products) 940 16,732
Bentley Systems, Inc. - Class B (Software) 1,194 38,948
BILL Holdings, Inc.
*
(Software) 705 26,790
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 1,539 82,967
Bio-Rad Laboratories, Inc.
*
- Class A (Life Sciences
Tools & Services) 146 40,898
BJ's Wholesale Club Holdings, Inc.
*
(Consumer Staples
Distribution & Retail) 1,048 98,397
Black Hills Corp. (Multi-Utilities) 604 45,475
Blackbaud, Inc.
*
(Software) 287 10,668
Booz Allen Hamilton Holding Corporation (Professional
Services) 966 75,126
BorgWarner, Inc. (Automobile Components) 1,658 94,457
Boyd Gaming Corp. (Hotels, Restaurants & Leisure) 463 40,258
Brighthouse Financial, Inc.
*
(Insurance) 458 28,515
Brixmor Property Group, Inc. (Retail REITs) 2,457 73,931
Common Stocks, continued
Shares Value
Bruker Corp. (Life Sciences Tools & Services) 889 $ 32,635
Brunswick Corp. (Leisure Products) 521 41,393
Burlington Stores, Inc.
*
(Specialty Retail) 497 159,045
BWX Technologies, Inc. (Aerospace & Defense) 734 158,830
Cabot Corp. (Chemicals) 419 32,246
CACI International, Inc.
*
- Class A (Professional
Services) 177 91,959
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 954 18,613
CareTrust REIT, Inc. (Health Care REITs) 1,790 70,616
Carlisle Cos., Inc. (Building Products) 328 116,524
Carpenter Technology Corp. (Metals & Mining) 399 170,852
Cava Group, Inc.
*
(Leisure Facilities & Services) 799 74,635
Celsius Holdings, Inc.
*
(Beverages) 1,280 42,970
Chart Industries, Inc.
*
(Machinery) 360 74,844
Chemed Corp. (Health Care Providers & Services) 113 48,023
Chewy, Inc.
*
- Class A (Specialty Retail) 1,911 48,578
Choice Hotels International, Inc.
(a)
(Hotels, Restaurants
& Leisure) 166 16,447
Chord Energy Corp. (Oil, Gas & Consumable Fuels) 455 66,248
Churchill Downs, Inc. (Hotels, Restaurants & Leisure) 532 53,727
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 409 66,700
Clean Harbors, Inc.
*
(Commercial Services & Supplies) 402 125,697
Cleveland-Cliffs, Inc.
*
(Metals & Mining) 4,572 46,634
CNH Industrial N.V. (Machinery) 7,092 75,955
CNO Financial Group, Inc. (Insurance) 756 33,604
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 1,140 44,357
Coca-Cola Consolidated, Inc. (Beverages) 452 92,692
Cognex Corp. (Electronic Equipment, Instruments &
Components) 1,328 73,717
Columbia Banking System, Inc. (Banks) 2,367 70,063
Columbia Sportswear Co. (Textiles, Apparel & Luxury
Goods) 203 12,367
Commerce Bancshares, Inc. (Banks) 1,097 57,077
Commercial Metals Co. (Metals & Mining) 889 61,305
CommVault Systems, Inc.
*
(Software) 352 34,806
Concentrix Corp. (Professional Services) 350 8,337
COPT Defense Properties (Office REITs) 905 28,281
Core & Main, Inc.
*
- Class A (Trading Companies &
Distributors) 1,513 76,210
Corebridge Financial, Inc (Financial Services) 2,045 56,319
Coty, Inc.
*
- Class A (Personal Care Products) 2,964 7,291
Cousins Properties, Inc. (Office REITs) 1,346 34,471
Crane Co. (Machinery) 392 69,670
Crane NXT Co. (Electronic Equipment, Instruments &
Components) 395 17,649
Crocs, Inc.
*
(Textiles, Apparel & Luxury Goods) 402 40,996
Crown Holdings, Inc. (Containers & Packaging) 898 88,282
CubeSmart (Specialized REITs) 1,827 73,957
Cullen/Frost Bankers, Inc. (Banks) 506 73,335
Curtiss-Wright Corp. (Aerospace & Defense) 295 212,460
Cytokinetics, Inc.
*
(Biotechnology) 980 62,691
Darling Ingredients, Inc.
*
(Food Products) 1,268 81,443
DENTSPLY SIRONA, Inc. (Health Care Equipment &
Supplies) 1,599 18,788
Dick's Sporting Goods, Inc. (Specialty Retail) 533 120,948
DigitalOcean Holdings, Inc.
*
(IT Services) 636 61,329
DocuSign, Inc.
*
(Software) 1,604 73,768
Dolby Laboratories, Inc. - Class A (Software) 488 31,300
Donaldson Co., Inc. (Machinery) 925 81,557
Doximity, Inc.
*
- Class A (Health Care Technology) 1,072 26,200
Dropbox, Inc.
*
- Class A (Software) 1,398 33,957
DT Midstream, Inc. (Oil, Gas & Consumable Fuels) 814 120,464
Duolingo, Inc.
*
(Diversified Consumer Services) 320 35,232
Dutch Bros, Inc.
*
(Leisure Facilities & Services) 1,018 58,545
Dycom Industries, Inc.
*
(Construction & Engineering) 240 99,384

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraMid-Cap ProFund
Common Stocks, continued
Shares Value
Dynatrace, Inc.
*
(Software) 2,389 $ 86,506
Eagle Materials, Inc. (Construction Materials) 251 52,738
East West Bancorp, Inc. (Banks) 1,102 139,369
EastGroup Properties, Inc. (Industrial REITs) 427 85,912
Elanco Animal Health, Inc.
*
(Pharmaceuticals) 3,981 89,055
elf Beauty, Inc.
*
(Personal Care Products) 473 30,258
Encompass Health Corp. (Health Care Providers &
Services) 806 80,600
EnerSys (Electrical Equipment) 295 62,912
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 1,217 172,058
Envista Holdings Corp.
*
(Health Care Equipment &
Supplies) 1,313 34,059
EPR Properties (Specialized REITs) 611 34,100
Equitable Holdings, Inc. (Financial Services) 2,270 95,794
Equity LifeStyle Properties, Inc. (Residential REITs) 1,554 98,353
Esab Corp. (Machinery) 456 44,811
Essent Group, Ltd. (Financial Services) 765 46,298
Essential Utilities, Inc. (Water Utilities) 2,267 86,599
Euronet Worldwide, Inc.
*
(Financial Services) 313 22,655
Evercore, Inc. (Capital Markets) 311 99,921
Exelixis, Inc.
*
(Biotechnology) 2,080 92,477
ExlService Holdings, Inc.
*
(Professional Services) 1,258 40,105
Exponent, Inc. (Professional Services) 399 26,689
F.N.B. Corp. (Banks) 2,863 51,105
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 287 196,156
Federated Hermes, Inc. - Class B (Capital Markets) 592 34,389
Fidelity National Financial, Inc. (Insurance) 2,044 106,901
First American Financial Corp. (Insurance) 816 57,226
First Financial Bankshares, Inc. (Banks) 1,044 33,690
First Horizon Corp. (Banks) 3,886 96,994
First Industrial Realty Trust, Inc. (Industrial REITs) 1,062 65,855
FirstCash Holdings, Inc. (Consumer Finance) 311 67,866
Five Below, Inc.
*
(Specialty Retail) 441 103,926
Flex, Ltd.
*
(Electronic Equipment, Instruments &
Components) 2,945 269,615
Floor & Decor Holdings, Inc.
*
- Class A (Specialty
Retail) 863 41,769
Flowers Foods, Inc. (Food Products) 1,693 15,339
Flowserve Corp. (Machinery) 1,018 74,966
Fluor Corp.
*
(Construction & Engineering) 1,292 68,928
Fortune Brands Innovations, Inc. (Building Products) 962 38,999
FTI Consulting, Inc.
*
(Professional Services) 243 43,570
GameStop Corp.
*
- Class A (Specialty Retail) 3,302 82,385
Gaming and Leisure Properties, Inc. (Specialized REITs) 2,268 109,906
GATX Corp. (Trading Companies & Distributors) 286 56,033
Genpact, Ltd. (Professional Services) 1,269 44,098
Gentex Corp. (Automobile Components) 1,754 40,535
Glacier Bancorp, Inc. (Banks) 1,031 50,571
Globus Medical, Inc.
*
(Health Care Equipment &
Supplies) 893 80,531
Graco, Inc. (Machinery) 1,328 106,599
Graham Holdings Co. - Class B (Diversified Consumer
Services) 27 30,308
Grand Canyon Education, Inc.
*
(Diversified Consumer
Services) 222 37,534
Graphic Packaging Holding Co. (Containers &
Packaging) 2,364 22,529
Greif, Inc. - Class A (Containers & Packaging) 199 12,983
Guidewire Software, Inc.
*
(Software) 682 94,382
GXO Logistics, Inc.
*
(Air Freight & Logistics) 917 52,388
H&R Block, Inc. (Diversified Consumer Services) 1,015 32,206
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 372 22,353
Common Stocks, continued
Shares Value
Halozyme Therapeutics, Inc.
*
(Biotechnology) 943 $ 60,031
Hamilton Lane, Inc. - Class A (Capital Markets) 328 30,173
Hancock Whitney Corp. (Banks) 659 44,489
Harley-Davidson, Inc. (Automobiles) 947 22,624
Healthcare Realty Trust, Inc. (Health Care REITs) 2,794 52,248
HealthEquity, Inc.
*
(Health Care Providers & Services) 685 56,191
Hecla Mining Co. (Metals & Mining) 5,368 96,731
Hexcel Corp. (Aerospace & Defense) 609 57,167
HF Sinclair Corp. (Oil, Gas & Consumable Fuels) 1,253 84,214
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 480 22,546
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 1,669 45,347
Home BancShares, Inc. (Banks) 1,465 39,365
Houlihan Lokey, Inc. (Capital Markets) 435 67,316
Hyatt Hotels Corp. - Class A (Hotels, Restaurants &
Leisure) 331 55,465
IDACORP, Inc. (Electric Utilities) 433 63,971
Illumina, Inc.
*
(Life Sciences Tools & Services) 1,225 155,256
Independence Realty Trust, Inc. (Residential REITs) 1,897 30,940
Ingredion, Inc. (Food Products) 505 56,428
InterDigital, Inc. (Software) 206 61,091
International Bancshares Corp. (Banks) 434 31,135
IPG Photonics Corp.
*
(Electronic Equipment,
Instruments & Components) 203 24,141
ITT, Inc. (Machinery) 690 147,895
Janus Henderson Group PLC (Capital Markets) 988 50,991
Jazz Pharmaceuticals PLC
*
(Pharmaceuticals) 487 98,871
Jefferies Financial Group, Inc. (Capital Markets) 1,325 63,892
Jones Lang LaSalle, Inc.
*
(Real Estate Management &
Development) 379 120,571
KB Home (Household Durables) 506 26,813
KBR, Inc. (Professional Services) 1,017 38,127
Kilroy Realty Corp. (Office REITs) 874 29,069
Kinsale Capital Group, Inc. (Insurance) 177 57,279
Kirby Corp.
*
(Marine Transportation) 434 65,334
Kite Realty Group Trust (Retail REITs) 1,734 45,361
Knife River Corp.
*
(Construction Materials) 453 41,925
Knight-Swift Transportation Holdings, Inc. (Ground
Transportation) 1,301 84,435
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 1,478 93,188
Kyndryl Holdings, Inc.
*
(IT Services) 1,831 25,304
Lamar Advertising Co. - Class A (Specialized REITs) 695 95,799
Lancaster Colony Corp. (Food Products) 163 21,236
Landstar System, Inc. (Ground Transportation) 273 50,251
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 532 45,018
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 1,096 134,019
Lear Corp. (Automobile Components) 407 51,742
Lincoln Electric Holdings, Inc. (Machinery) 440 116,600
Lithia Motors, Inc. - Class A (Specialty Retail) 194 56,283
Littelfuse, Inc. (Electronic Equipment, Instruments &
Components) 200 80,834
LivaNova PLC
*
(Health Care Equipment & Supplies) 437 26,264
Louisiana-Pacific Corp. (Paper & Forest Products) 508 36,673
MACOM Technology Solutions Holdings, Inc.
*
(Semiconductors & Semiconductor Equipment) 517 145,592
Macy's, Inc. (Broadline Retail) 2,129 41,622
Manhattan Associates, Inc.
*
(Software) 480 66,187
Maplebear, Inc.
*
(Consumer Staples Distribution &
Retail) 1,473 62,382
Masimo Corp.
*
(Health Care Equipment & Supplies) 366 65,305
MasTec, Inc.
*
(Construction & Engineering) 492 193,872

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraMid-Cap ProFund
Common Stocks, continued
Shares Value
Matador Resources Co. (Oil, Gas & Consumable Fuels) 936 $ 59,380
Mattel, Inc.
*
(Leisure Products) 2,491 37,564
Maximus, Inc. (Professional Services) 436 28,610
Medpace Holdings, Inc.
*
(Life Sciences Tools &
Services) 179 74,940
MGIC Investment Corp. (Financial Services) 1,758 46,552
MKS, Inc. (Semiconductors & Semiconductor
Equipment) 537 152,374
Moog, Inc. - Class A (Aerospace & Defense) 229 69,000
Morningstar, Inc. (Capital Markets) 183 30,874
MP Materials Corp.
*(a)
(Metals & Mining) 1,079 71,257
MSA Safety, Inc. (Commercial Services & Supplies) 291 48,419
MSC Industrial Direct Co., Inc. (Trading Companies &
Distributors) 367 37,533
Mueller Industries, Inc. (Machinery) 890 120,533
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 1,075 44,892
Murphy USA, Inc. (Specialty Retail) 135 79,380
National Fuel Gas Co. (Gas Utilities) 761 64,214
National Storage Affiliates Trust (Specialized REITs) 567 24,132
Neurocrine Biosciences, Inc.
*
(Biotechnology) 804 105,863
New Jersey Resources Corp. (Gas Utilities) 808 45,498
New York Community Bancorp, Inc. (Banks) 2,399 33,514
NewMarket Corp. (Chemicals) 63 42,564
Nexstar Media Group, Inc. (Media) 230 47,872
Nextpower, Inc.
*
- Class A (Electrical Equipment) 1,190 141,765
NNN REIT, Inc. (Retail REITs) 1,521 66,605
NorthWestern Energy Group, Inc. (Multi-Utilities) 492 35,591
NOV, Inc. (Energy Equipment & Services) 2,888 59,088
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 287 37,175
Nutanix, Inc.
*
- Class A (Software) 2,167 88,609
nVent Electric PLC (Electrical Equipment) 1,294 184,913
OGE Energy Corp. (Electric Utilities) 1,647 80,374
Okta, Inc.
*
(IT Services) 1,356 99,870
Old National Bancorp (Banks) 2,779 66,613
Old Republic International Corp. (Insurance) 1,823 72,829
Olin Corp. (Chemicals) 910 25,917
Ollie's Bargain Outlet Holdings, Inc.
*
(Broadline Retail) 492 42,563
Omega Healthcare Investors, Inc. (Health Care REITs) 2,368 111,224
ONE Gas, Inc. (Gas Utilities) 481 42,915
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 397 117,139
Option Care Health, Inc.
*
(Health Care Providers &
Services) 1,272 25,860
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 487 55,956
Oshkosh Corp. (Machinery) 507 79,244
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 2,224 136,886
Owens Corning (Building Products) 658 81,158
Park Hotels & Resorts, Inc. (Hotel & Resort REITs) 1,601 18,363
Parsons Corp.
*
(Professional Services) 424 21,374
Paylocity Holding Corp.
*
(Professional Services) 350 36,922
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 666 28,878
Pegasystems, Inc. (Software) 732 26,755
Penske Automotive Group, Inc. (Specialty Retail) 148 25,385
Penumbra, Inc.
*
(Health Care Equipment & Supplies) 314 102,515
Performance Food Group Co.
*
(Consumer Staples
Distribution & Retail) 1,258 113,924
Permian Resources Corp. (Oil, Gas & Consumable
Fuels) 5,932 128,250
Pilgrim's Pride Corp. (Food Products) 342 11,320
Pinnacle Financial Partners, Inc. (Banks) 1,206 119,321
Pinterest, Inc.
*
- Class A (Interactive Media & Services) 4,691 92,225
Common Stocks, continued
Shares Value
Planet Fitness, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 665 $ 44,336
Polaris, Inc. (Leisure Products) 428 28,364
Portland General Electric Co. (Electric Utilities) 901 46,789
Post Holdings, Inc.
*
(Food Products) 338 35,406
Primerica, Inc. (Insurance) 256 72,005
Prosperity Bancshares, Inc. (Banks) 809 56,347
Pure Storage, Inc.
*
- Class A (Technology Hardware,
Storage & Peripherals) 2,513 179,554
PVH Corp. (Textiles, Apparel & Luxury Goods) 368 33,650
Qualys, Inc.
*
(Software) 287 24,949
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 862 99,225
Range Resources Corp. (Oil, Gas & Consumable Fuels) 1,899 82,607
Rayonier, Inc. (Specialized REITs) 2,227 47,235
Rb Global, Inc. (Commercial Services & Supplies) 1,488 155,199
RBC Bearings, Inc.
*
(Machinery) 253 151,570
Regal Rexnord Corp. (Electrical Equipment) 533 114,611
Reinsurance Group of America, Inc. (Insurance) 527 111,439
Reliance, Inc. (Metals & Mining) 419 151,888
RenaissanceRe Holdings, Ltd. (Insurance) 349 107,133
Repligen Corp.
*
(Life Sciences Tools & Services) 424 50,163
Rexford Industrial Realty, Inc. (Industrial REITs) 1,844 66,181
RH
*
(Specialty Retail) 124 16,363
RLI Corp. (Insurance) 736 38,103
Roivant Sciences, Ltd.
*
(Biotechnology) 3,612 103,050
Royal Gold, Inc. (Metals & Mining) 650 151,697
RPM International, Inc. (Chemicals) 1,026 104,540
Ryan Specialty Holdings, Inc. (Insurance) 914 31,780
Ryder System, Inc. (Ground Transportation) 316 80,191
Sabra Health Care REIT, Inc. (Health Care REITs) 2,019 41,713
Saia, Inc.
*
(Ground Transportation) 214 96,047
Science Applications International Corp. (Professional
Services) 361 34,934
SEI Investments Co. (Capital Markets) 743 67,375
Selective Insurance Group, Inc. (Insurance) 482 40,464
Sensata Technologies Holding PLC (Electrical
Equipment) 1,167 48,594
Service Corp. International (Diversified Consumer
Services) 1,115 90,348
Shift4 Payments, Inc.
*(a)
- Class A (Financial Services) 540 23,911
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 264 57,473
Siligan Holdings, Inc. (Containers & Packaging) 702 28,466
Simpson Manufacturing Co., Inc. (Building Products) 331 63,132
SiTime Corp.
*
(Semiconductors & Semiconductor
Equipment) 177 99,501
SLM Corp. (Consumer Finance) 1,596 36,836
Solstice Advanced Materials, Inc. (Chemicals) 1,272 104,240
Sonoco Products Co. (Containers & Packaging) 791 39,518
Sotera Health Co.
*
(Life Sciences Tools & Services) 1,867 29,051
SouthState Bank Corp. (Banks) 793 77,452
Southwest Gas Holdings, Inc. (Gas Utilities) 515 48,436
Spire, Inc. (Gas Utilities) 474 43,219
Sprouts Farmers Market, Inc.
*
(Consumer Staples
Distribution & Retail) 780 63,843
SPX Technologies, Inc.
*
(Machinery) 399 87,345
STAG Industrial, Inc. (Industrial REITs) 1,531 59,066
STANDARDAERO INC
*
(Aerospace & Defense) 1,520 37,787
Starwood Property Trust, Inc. (Mortgage REITs) 2,789 51,206
Sterling Infrastructure, Inc.
*
(Construction &
Engineering) 246 126,843
Stifel Financial Corp. (Capital Markets) 1,222 96,306
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 311 29,106

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraMid-Cap ProFund
Common Stocks, continued
Shares Value
Talen Energy Corp.
*
(Electric Utilities) 367 $ 136,679
Taylor Morrison Home Corp.
*
(Household Durables) 783 47,559
TD SYNNEX Corp. (Electronic Equipment, Instruments
& Components) 600 136,908
TechnipFMC PLC (Energy Equipment & Services) 3,242 244,998
Tempur Sealy International, Inc. (Household Durables) 1,681 127,522
Tenet Healthcare Corp.
*
(Health Care Providers &
Services) 704 124,691
Terex Corp. (Machinery) 911 56,664
Tetra Tech, Inc. (Commercial Services & Supplies) 2,090 67,549
Texas Capital Bancshares, Inc. (Banks) 354 35,648
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure) 531 85,485
The Boston Beer Co., Inc.
*
- Class A (Beverages) 62 14,696
The Brink's Co. (Commercial Services & Supplies) 332 35,441
The Carlyle Group, Inc. (Capital Markets) 2,079 104,095
The Ensign Group, Inc. (Health Care Providers &
Services) 462 86,251
The Gap, Inc. (Specialty Retail) 1,818 44,705
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 2,295 16,249
The Hanover Insurance Group, Inc. (Insurance) 284 53,304
The Middleby Corp.
*
(Machinery) 372 52,214
The New York Times Co. - Class A (Media) 1,296 102,423
The Scotts Miracle-Gro Co. (Chemicals) 358 22,447
The Timken Co. (Machinery) 508 56,332
The Toro Co. (Machinery) 781 74,328
Thor Industries, Inc. (Automobiles) 424 33,513
Toll Brothers, Inc. (Household Durables) 759 107,884
TopBuild Corp.
*
(Household Durables) 224 99,165
TransUnion (Professional Services) 1,542 109,481
Travel + Leisure Co. (Hotels, Restaurants & Leisure) 515 33,300
Trex Co., Inc.
*
(Building Products) 859 33,673
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 829 131,164
Twilio, Inc.
*
- Class A (Software) 1,215 179,893
TXNM Energy, Inc. (Electric Utilities) 786 46,421
UFP Industries, Inc. (Building Products) 467 41,792
UGI Corp. (Gas Utilities) 1,719 62,039
UiPath, Inc.
*
- Class A (Software) 3,432 35,350
UL Solutions, Inc. - Class A (Professional Services) 619 56,013
UMB Financial Corp. (Banks) 573 72,295
United Bankshares, Inc. (Banks) 1,118 48,980
United Therapeutics Corp.
*
(Biotechnology) 345 197,115
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 354 30,830
Unum Group (Insurance) 1,222 98,224
US Foods Holding Corp.
*
(Consumer Staples
Distribution & Retail) 1,766 165,104
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) 287 36,501
Valaris, Ltd.
*
(Energy Equipment & Services) 516 52,622
Valley National Bancorp (Banks) 3,836 52,055
Valmont Industries, Inc. (Construction & Engineering) 158 80,270
Valvoline, Inc.
*
(Specialty Retail) 1,019 33,861
VF Corp. (Textiles, Apparel & Luxury Goods) 2,633 49,842
Vicor Corp.
*
(Electrical Equipment) 181 48,738
Viper Energy, Inc. - Class A (Oil & Gas Producers) 1,489 73,527
Visteon Corp. (Automobile Components) 219 24,464
Vontier Corp. (Electronic Equipment, Instruments &
Components) 1,135 40,724
Vornado Realty Trust (Office REITs) 1,282 38,320
Voya Financial, Inc. (Financial Services) 753 61,716
Common Stocks, continued
Shares Value
Warner Music Group Corp. - Class A (Entertainment) 1,178 $ 33,302
Watsco, Inc. (Trading Companies & Distributors) 281 123,033
Watts Water Technologies, Inc. - Class A (Machinery) 220 66,035
Weatherford International PLC (Energy Equipment &
Services) 574 63,341
Webster Financial Corp. (Banks) 1,293 93,560
WESCO International, Inc. (Trading Companies &
Distributors) 390 136,157
Western Alliance Bancorp (Banks) 823 67,107
Westlake Corp. (Chemicals) 268 30,895
WEX, Inc.
*
(Financial Services) 275 41,341
Whirlpool Corp.
(a)
(Household Durables) 508 28,478
Wingstop, Inc. (Hotels, Restaurants & Leisure) 223 36,585
Wintrust Financial Corp. (Banks) 536 80,706
Woodward, Inc. (Aerospace & Defense) 478 173,510
WP Carey, Inc. (Equity REIT - Diversified) 1,757 128,138
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants &
Leisure) 605 49,235
XPO, Inc.
*
(Ground Transportation) 939 206,703
YETI Holdings, Inc.
*
(Leisure Products) 623 24,584
Zions Bancorp N.A. (Banks) 1,183 75,026
TOTAL COMMON STOCKS
  (Cost $15,979,021) 27,403,882
Repurchase Agreements
(b)(c)
( 33.5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $13,898,350 $ 13,897,000 13,897,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,897,000) 13,897,000
Collateral for Securities Loaned
(d)
( 0.2% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.66%
(e)
70,730 70,730
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $70,730) 70,730
TOTAL INVESTMENT SECURITIES
  (Cost $30,214,066)— 100.5% 41,638,927
Net other assets (liabilities) —  (0.5)% (210,211)
NET ASSETS — 100.0% $ 41,428,716
*
Non-income producing security.
(a)
All or part of this security was on loan as of April 30, 2026. The total value of securities on loan as of April 30, 2026 was $67,200.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $7,553,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at April
30, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of April 30, 2026.
REIT
Real Estate Investment Trust
Futures Contracts Purchased

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraMid-Cap ProFund
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini S&P MidCap 400 Futures Contracts 10 6/22/26 $ 3,651,200 $ 278,867
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P MidCap 400 Goldman Sachs International 5/27/26 4.29% $ 21,250,769 $ (29,535)
SPDR S&P MidCap 400 ETF Goldman Sachs International 5/27/26 4.06% 7,964,381 (21,075)
$29,215,150 $(50,610)
S&P MidCap 400 UBS AG 5/27/26 4.44% $16,274,737 $(12,179)
SPDR S&P MidCap 400 ETF UBS AG 5/27/26 4.44% 6,321,807 (8,330)
$22,596,544 $(20,509)
$51,811,694 $(71,119)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
UltraMid-Cap ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 851,672 2.1%
Air Freight & Logistics 52,388 0.1%
Automobile Components 291,324 0.7%
Automobiles 56,137 0.1%
Banks 1,642,776 3.9%
Beverages 150,358 0.4%
Biotechnology 786,639 1.8%
Broadline Retail 84,185 0.2%
Building Products 511,522 1.2%
Capital Markets 712,222 1.7%
Chemicals 458,207 1.1%
Commercial Services & Supplies 432,305 1.0%
Construction & Engineering 656,425 1.6%
Construction Materials 94,663 0.2%
Consumer Finance 204,580 0.5%
Consumer Staples Distribution & Retail 553,593 1.4%
Containers & Packaging 255,597 0.6%
Diversified Consumer Services 225,628 0.5%
Electric Utilities 374,234 1.0%
Electrical Equipment 672,237 1.6%
Electronic Equipment, Instruments & Components 1,290,509 3.1%
Energy Equipment & Services 420,049 1.0%
Entertainment 33,302 0.1%
Equity REIT - Diversified 128,138 0.3%
Financial Services 394,586 1.0%
Food Products 221,172 0.5%
Gas Utilities 306,321 0.7%
Ground Transportation 542,017 1.3%
Health Care Equipment & Supplies 394,833 1.0%
Value
% of Net
Assets
Health Care Providers & Services $ 466,963 1.1%
Health Care REITs 347,959 0.9%
Health Care Technology 26,200 0.1%
Hotel & Resort REITs 18,363 NM
Hotels, Restaurants & Leisure 570,107 1.4%
Household Durables 437,421 1.1%
Independent Power/Renewable Electricity Producers 55,956 0.1%
Industrial REITs 277,014 0.7%
Industrial Support Services 140,543 0.3%
Insurance 982,771 2.4%
Interactive Media & Services 92,225 0.2%
IT Services 186,503 0.5%
Leisure Facilities & Services 133,180 0.3%
Leisure Products 131,905 0.3%
Life Sciences Tools & Services 427,226 1.0%
Machinery 1,595,494 3.8%
Marine Transportation 65,334 0.2%
Media 150,295 0.4%
Metals & Mining 1,052,024 2.6%
Mortgage REITs 183,018 0.4%
Multi-Utilities 81,066 0.2%
Office REITs 130,141 0.3%
Oil & Gas Producers 73,527 0.2%
Oil, Gas & Consumable Fuels 946,353 2.3%
Paper & Forest Products 36,673 0.1%
Passenger Airlines 97,872 0.2%
Personal Care Products 54,281 0.1%
Pharmaceuticals 187,926 0.5%
Prime Broker Cash 267,315 0.6%
Professional Services 655,345 1.6%

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraMid-Cap ProFund
Value
% of Net
Assets
Real Estate Management & Development $ 120,571 0.3%
Residential REITs 212,459 0.5%
Retail - Discretionary 31,882 0.1%
Retail REITs 259,846 0.6%
Semiconductors & Semiconductor Equipment 1,215,887 2.9%
Software 946,374 2.3%
Specialized REITs 385,129 1.0%
Specialty Retail 888,424 2.2%
Technology Hardware, Storage & Peripherals 179,554 0.4%
Textiles, Apparel & Luxury Goods 155,468 0.4%
Trading Companies & Distributors 520,385 1.3%
Water Utilities 86,599 0.2%
Other
**
13,757,519 33.2%
Total $ 41,428,716 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraNasdaq-100 ProFund
Common Stocks (73.1%)
Shares Value
Adobe, Inc.
*
(Software) 18,371 $ 4,521,103
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 73,475 26,046,153
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 19,089 2,679,332
Alnylam Pharmaceuticals, Inc.
*
(Biotechnology) 5,980 1,850,750
Alphabet, Inc. - Class A (Interactive Media & Services) 95,049 36,574,854
Alphabet, Inc. - Class C (Interactive Media & Services) 88,753 33,898,321
Amazon.com, Inc.
*
(Broadline Retail) 175,259 46,454,151
American Electric Power Co., Inc. (Electric Utilities) 24,374 3,341,919
Amgen, Inc. (Biotechnology) 24,294 8,411,797
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 22,001 8,850,122
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 239,655 65,030,384
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 35,765 14,108,935
AppLovin Corp.
*
- Class A (Software) 13,839 6,177,038
ARM Holdings PLC
*ADR
(Semiconductors &
Semiconductor Equipment) 6,293 1,323,544
ASML Holding N.V.
ADR
(Semiconductors &
Semiconductor Equipment) 3,961 5,699,839
Autodesk, Inc.
*
(Software) 9,554 2,264,298
Automatic Data Processing, Inc. (Professional Services) 18,146 3,845,864
Axon Enterprise, Inc.
*
(Aerospace & Defense) 3,623 1,455,576
Baker Hughes Co. (Energy Equipment & Services) 44,539 3,103,032
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 35,689 6,008,600
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 77,397 32,307,830
Cadence Design Systems, Inc.
*
(Software) 12,443 4,101,088
Charter Communications, Inc.
*
- Class A (Media) 5,706 942,460
Cintas Corp. (Commercial Services & Supplies) 18,021 3,148,449
Cisco Systems, Inc. (Communications Equipment) 178,005 16,287,458
Coca-Cola European Partners PLC (Beverages) 20,648 1,952,681
Cognizant Technology Solutions Corp. - Class A (IT
Services) 21,549 1,139,942
Comcast Corp. - Class A (Media) 161,715 4,372,774
Constellation Energy Corp. (Electric Utilities) 16,313 5,105,969
Copart, Inc.
*
(Commercial Services & Supplies) 43,612 1,443,993
CoStar Group, Inc.
*
(Real Estate Management &
Development) 18,919 654,787
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 20,003 20,293,644
Crowdstrike Holdings, Inc.
*
- Class A (Software) 11,344 5,056,588
CSX Corp. (Ground Transportation) 83,802 3,807,124
Datadog, Inc.
*
- Class A (Software) 14,803 1,956,809
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 17,345 1,032,895
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 12,712 2,613,969
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 18,471 3,115,134
Electronic Arts, Inc. (Entertainment) 11,278 2,282,329
Exelon Corp. (Electric Utilities) 46,097 2,120,001
Fastenal Co. (Trading Companies & Distributors) 51,750 2,325,128
Ferrovial SE (Construction & Engineering) 32,422 2,234,200
Fortinet, Inc.
*
(Software) 33,346 2,811,401
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 20,532 1,249,167
Gilead Sciences, Inc. (Biotechnology) 55,954 7,321,021
Honeywell International, Inc. (Industrial Conglomerates) 28,647 6,139,912
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 3,589 2,012,711
Insmed, Inc.
*
(Biotechnology) 9,714 1,324,310
Intel Corp.
*
(Semiconductors & Semiconductor
Equipment) 225,102 21,267,637
Intuit, Inc. (Software) 12,463 4,841,876
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 16,004 7,323,590
Common Stocks, continued
Shares Value
Keurig Dr Pepper, Inc. (Beverages) 61,230 $ 1,800,162
KLA Corp. (Semiconductors & Semiconductor
Equipment) 5,907 10,339,317
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 56,277 14,511,587
Linde PLC (Chemicals) 20,883 10,465,307
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 11,942 4,319,302
Marvell Technology, Inc. (Semiconductors &
Semiconductor Equipment) 39,257 6,483,294
MercadoLibre, Inc.
*
(Broadline Retail) 2,285 4,096,160
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 48,146 29,461,019
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 24,386 2,265,703
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 50,722 26,231,390
Microsoft Corp. (Software) 121,225 49,433,130
Mondelez International, Inc. - Class A (Food Products) 57,767 3,549,205
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 2,213 3,572,689
Monster Beverage Corp.
*
(Beverages) 44,087 3,397,785
Netflix, Inc.
*
(Entertainment) 190,254 17,809,677
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 396,655 79,160,438
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 11,387 3,343,109
Old Dominion Freight Line, Inc. (Ground
Transportation) 9,392 1,995,143
O'Reilly Automotive, Inc.
*
(Specialty Retail) 37,788 3,756,127
PACCAR, Inc. (Machinery) 23,699 2,815,441
Palantir Technologies, Inc.
*
- Class A (Software) 103,242 14,361,994
Palo Alto Networks, Inc.
*
(Software) 36,773 6,594,134
Paychex, Inc. (Professional Services) 16,178 1,498,568
PayPal Holdings, Inc. (Financial Services) 41,491 2,080,359
PDD Holdings, Inc.
*ADR
(Broadline Retail) 30,101 3,006,488
PepsiCo, Inc. (Beverages) 61,589 9,761,241
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 48,085 8,635,104
Regeneron Pharmaceuticals, Inc. (Biotechnology) 4,682 3,310,455
Roper Technologies, Inc. (Software) 4,638 1,645,609
Ross Stores, Inc. (Specialty Retail) 14,576 3,320,267
Sandisk Corp.
*
(Semiconductors) 6,652 7,293,985
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 9,828 6,620,534
Shopify, Inc.
*
- Class A (IT Services) 55,227 6,689,647
Starbucks Corp. (Hotels, Restaurants & Leisure) 51,343 5,407,958
Strategy, Inc.
*
- Class A (Software) 14,156 2,342,110
Synopsys, Inc.
*
(Software) 8,633 4,166,286
Take-Two Interactive Software, Inc.
*
(Entertainment) 8,345 1,783,827
Tesla, Inc.
*
(Automobiles) 81,445 31,081,855
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 40,900 11,496,172
The Kraft Heinz Co. (Food Products) 53,347 1,208,843
Thomson Reuters Corp. (Professional Services) 20,047 1,918,297
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 49,665 9,709,508
Verisk Analytics, Inc. (Professional Services) 6,216 1,146,790
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 11,449 4,893,074
Walmart, Inc. (Consumer Staples Distribution & Retail) 220,246 29,057,054
Warner Bros. Discovery, Inc.
*
(Entertainment) 111,761 3,023,135
Western Digital Corp. (Technology Hardware, Storage &
Peripherals) 15,279 6,639,031
Workday, Inc.
*
- Class A (Software) 9,597 1,174,673
Xcel Energy, Inc. (Electric Utilities) 28,115 2,332,139
Zscaler, Inc.
*
(Software) 7,246 946,907
TOTAL COMMON STOCKS

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraNasdaq-100 ProFund
Common Stocks, continued
Shares Value
  (Cost $291,538,294) $ 926,184,518
Repurchase Agreements
(a)(b)
( 28.8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $365,284,484 $ 365,249,000 365,249,000
TOTAL REPURCHASE AGREEMENTS
(Cost $365,249,000) 365,249,000
TOTAL INVESTMENT SECURITIES
  (Cost $670,617,682)— 103.0% $ 1,305,263,906
Net other assets (liabilities) —  (3.0)% (38,424,212)
NET ASSETS — 100.0% $ 1,266,839,694
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $199,022,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR
American Depositary Receipt
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini Nasdaq-100 Futures Contracts 157 6/22/26 $ 86,651,440 $ 9,017,889
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Invesco QQQ Trust, Series 1
ETF Goldman Sachs International 5/27/26 4.19% $ 249,589,893 $ 1,225,358
Nasdaq-100 Index Goldman Sachs International 5/27/26 4.39% 753,511,006 3,756,806
$1,003,100,899 $4,982,164
Invesco QQQ Trust, Series 1
ETF UBS AG 5/27/26 4.44% $ 157,500,824 $ 769,984
Nasdaq-100 Index UBS AG 5/27/26 4.44% 360,516,339 1,795,284
$518,017,163 $2,565,268
$1,521,118,062 $7,547,432
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
UltraNasdaq-100 ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 1,455,576 0.1%
Automobiles 31,081,855 2.5%
Beverages 16,911,869 1.3%
Biotechnology 27,111,407 2.2%
Broadline Retail 53,556,799 4.1%
Chemicals 10,465,307 0.8%
Commercial Services & Supplies 4,592,442 0.4%
Communications Equipment 16,287,458 1.3%
Construction & Engineering 2,234,200 0.2%
Consumer Staples Distribution & Retail 49,350,698 3.9%
Electric Utilities 12,900,028 1.0%
Energy Equipment & Services 3,103,032 0.3%
Entertainment 24,898,968 2.0%
Financial Services 2,080,359 0.2%
Value
% of Net
Assets
Food Products $ 4,758,048 0.4%
Ground Transportation 5,802,267 0.5%
Health Care Equipment & Supplies 11,618,363 0.9%
Hotels, Restaurants & Leisure 21,530,326 1.7%
Industrial Conglomerates 6,139,912 0.5%
Interactive Media & Services 99,934,194 7.8%
IT Services 7,829,589 0.6%
Machinery 2,815,441 0.2%
Media 5,315,234 0.4%
Oil, Gas & Consumable Fuels 2,613,969 0.2%
Prime Broker Cash 13,830,388 1.1%
Professional Services 8,409,519 0.6%
Real Estate Management & Development 654,787 0.1%
Semiconductors 7,293,985 0.6%
Semiconductors & Semiconductor Equipment 275,642,863 21.7%

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraNasdaq-100 ProFund
Value
% of Net
Assets
Software $ 112,395,044 8.8%
Specialty Retail 7,076,394 0.6%
Technology Hardware, Storage & Peripherals 78,289,949 6.2%
Trading Companies & Distributors 2,325,128 0.2%
Wireless Telecommunication Services 9,709,508 0.8%
Other
**
326,824,788 25.8%
Total $ 1,266,839,694 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraShort China ProFund
Repurchase Agreements
(a)(b)
( 93.8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $2,210,215 $ 2,210,000 $ 2,210,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,210,000) 2,210,000
TOTAL INVESTMENT SECURITIES
  (Cost $2,210,000)— 93.8% 2,210,000
Net other assets (liabilities) —  6.2% 145,247
NET ASSETS — 100.0% $ 2,355,247
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $123,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received )
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P China Select ADR Index
(USD) Goldman Sachs International 5/27/26 (3.29)% $ (2,313,540) $ (14,030)
S&P China Select ADR Index
(USD) UBS AG 5/27/26 (3.44)% (2,384,012) (17,014)
$(4,697,552) $(31,044)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraShort Dow 30 ProFund
Repurchase Agreements
(a)(b)
( 92.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $1,062,103 $ 1,062,000 $ 1,062,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,062,000) 1,062,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,062,000)— 92.0% 1,062,000
Net other assets (liabilities) —  8.0% 92,703
NET ASSETS — 100.0% $ 1,154,703
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $265,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Industrial Average Goldman Sachs International 5/27/26 (4.14)% $ (1,756,693) $ (15,483)
Dow Jones Industrial Average UBS AG 5/27/26 (4.04)% (550,642) (5,188)
$(2,307,335) $(20,671)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraShort Emerging Markets ProFund
Repurchase Agreements
(a)(b)
( 82.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $1,287,125 $ 1,287,000 $ 1,287,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,287,000) 1,287,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,287,000)— 82.0% 1,287,000
Net other assets (liabilities) —  18.0% 282,499
NET ASSETS — 100.0% $ 1,569,499
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $83,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received )
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Emerging 50 ADR Index
(USD) Goldman Sachs International 5/27/26 (3.44)% $ (1,755,302) $ (1,468)
S&P Emerging 50 ADR Index
(USD) UBS AG 5/27/26 (3.64)% (1,375,774) 3,514
$(3,131,076) $2,046
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraShort International ProFund
Repurchase Agreements
(a)(b)
( 98.5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $2,334,227 $ 2,334,000 $ 2,334,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,334,000) 2,334,000
TOTAL INVESTMENT SECURITIES
  (Cost $2,334,000)— 98.5% 2,334,000
Net other assets (liabilities) —  1.5% 34,452
NET ASSETS — 100.0% $ 2,368,452
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $140,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
MSCI EAFE Index Goldman Sachs International 5/27/26 (3.59)% $ (2,212,136) $ (19,788)
MSCI EAFE Index UBS AG 5/27/26 (3.94)% (2,504,935) (18,097)
$(4,717,071) $(37,885)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraShort Japan ProFund
Repurchase Agreements
(a)(b)
( 83.7% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $1,206,117 $ 1,206,000 $ 1,206,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,206,000) 1,206,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,454,693)— 100.9% 1,454,693
Net other assets (liabilities) —  (0.9)% (12,438)
NET ASSETS — 100.0% $ 1,442,255
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $50,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nikkei 225 Index Futures Contracts 7 6/12/26 $ (2,094,750) $ (37,175)
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nikkei 225 Stock Average Goldman Sachs International 5/27/26 (3.89)% $ (771,342) $ (1,434)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraShort Latin America ProFund
Repurchase Agreements
(a)(b)
( 136.6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $411,040 $ 411,000 $ 411,000
TOTAL REPURCHASE AGREEMENTS
(Cost $411,000) 411,000
TOTAL INVESTMENT SECURITIES
  (Cost $411,000)— 136.6% 411,000
Net other assets (liabilities) —  (36.6)% (110,063)
NET ASSETS — 100.0% $ 300,937
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $33,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received )
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Latin America 35 ADR
Index (USD) Goldman Sachs International 5/27/26 (3.29)% $ (112,237) $ (2,999)
S&P Latin America 35 ADR
Index (USD) UBS AG 5/27/26 (3.44)% (489,710) (4,613)
$(601,947) $(7,612)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraShort Mid-Cap ProFund
Repurchase Agreements
(a)(b)
( 97.8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $395,038 $ 395,000 $ 395,000
TOTAL REPURCHASE AGREEMENTS
(Cost $395,000) 395,000
TOTAL INVESTMENT SECURITIES
  (Cost $395,000)— 97.8% 395,000
Net other assets (liabilities) —  2.2% 8,707
NET ASSETS — 100.0% $ 403,707
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $129,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received )
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P MidCap 400 Goldman Sachs International 5/27/26 (3.89)% $ (425,312) $ (422)
S&P MidCap 400 UBS AG 5/27/26 (4.04)% (380,542) 272
$(805,854) $(150)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraShort Nasdaq-100 ProFund
Repurchase Agreements
(a) (b)
( 100 .1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $16,853,637 $ 16,852,000 $ 16,852,000
TOTAL REPURCHASE AGREEMENTS
(Cost $16,852,000) 16,852,000
TOTAL INVESTMENT SECURITIES
  (Cost $17,166,430)— 102.0% 17,166,430
Net other assets (liabilities) — ( 2 .0 ) % (337,015)
NET ASSETS — 100.0% $ 16,829,415
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $3,873,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini Nasdaq-100 Futures Contracts 4 6/22/26 $ (2,207,680) $ (225,940)
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nasdaq-100 Index Goldman Sachs International 5/27/26 (4.14)% $ (22,694,668) $ (138,528)
Nasdaq-100 Index UBS AG 5/27/26 (4.04)% (8,735,265) (43,789)
$(31,429,933) $(182,317)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraShort Small-Cap ProFund
Repurchase Agreements
(a) (b)
( 87 .0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $2,759,268 $ 2,759,000 $ 2,759,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,759,000) 2,759,000
TOTAL INVESTMENT SECURITIES
  (Cost $2,848,442)— 89.8% 2,848,442
Net other assets (liabilities) — 10 .2% 323,681
NET ASSETS — 100.0% $ 3,172,123
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $750,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME E-mini Russell 2000 Index Futures Contracts 4 6/22/26 $ (561,560) $ (64,735)
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Russell 2000 Index Goldman Sachs International 5/27/26 (3.79)% $ (2,687,904) $ (14,927)
Russell 2000 Index UBS AG 5/27/26 (3.94)% (3,065,891) (12,368)
$(5,753,795) $(27,295)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraSmall-Cap ProFund
Common Stocks (66.2%)
Shares Value
10X Genomics, Inc.
*
- Class A (Medical Equipment &
Devices) 1,268 $ 27,960
1-800-Flowers.com, Inc.
*
- Class A (Specialty Retail) 269 952
1st Source Corp. (Banks) 208 15,294
3D Systems Corp.
*
(Machinery) 1,605 3,948
4D Molecular Therapeutics, Inc.
*
(Biotechnology) 498 4,417
8x8, Inc.
*
(Software) 1,550 2,976
908 Devices, Inc.
*
(Electronic Equipment, Instruments &
Components) 313 2,138
A10 Networks, Inc. (Software) 810 21,611
AAR Corp.
*
(Aerospace & Defense) 441 48,673
Aardvark Therapeutics, Inc.
*
(Biotech & Pharma) 146 793
Abacus Global Management, Inc. (Insurance) 455 4,323
Abeona Therapeutics, Inc.
*
(Biotech & Pharma) 519 2,834
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 511 43,614
ABM Industries, Inc. (Commercial Services & Supplies) 676 27,581
Absci Corp.
*
(Biotechnology) 1,540 7,662
Acacia Research Corp.
*
(Financial Services) 387 1,966
Academy Sports & Outdoors, Inc. (Specialty Retail) 748 41,020
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 1,419 31,857
Acadia Realty Trust (Retail REITs) 1,488 32,171
Acadian Asset Management, Inc. (Capital Markets) 302 20,340
Accel Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 567 7,082
Accendra Health, Inc.
*
(Health Care Providers &
Services) 853 3,165
ACCO Brands Corp. (Commercial Services & Supplies) 988 3,171
Accuray , Inc.
*
(Health Care Equipment & Supplies) 1,120 523
ACI Worldwide, Inc.
*
(Software) 1,168 50,481
Aclaris Therapeutics, Inc.
*
(Biotech & Pharma) 1,037 4,501
ACM Research, Inc.
*
- Class A (Semiconductors &
Semiconductor Equipment) 579 29,929
Acme United Corp. (Wholesale - Discretionary) 38 1,549
ACNB Corp. (Banks) 114 5,779
ACRES Commercial Realty Corp.
*
(Specialty Finance) 68 1,434
Actuate Therapeutics, Inc.
*
(Biotech & Pharma) 110 323
Acuren Corp.
*
(Asset Management) 2,282 20,858
Acushnet Holdings Corp. (Leisure Products) 311 30,111
ACV Auctions, Inc.
*
- Class A (Commercial Services &
Supplies) 1,894 9,830
Adamas Trust, Inc. (Mortgage REITs) 960 8,621
AdaptHealth Corp.
*
(Health Care Providers & Services) 1,149 15,063
Adaptive Biotechnologies Corp.
*
(Life Sciences Tools &
Services) 1,684 23,743
ADC Therapeutics S.A.
*
(Biotechnology) 1,154 4,362
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 204 19,766
Adeia , Inc. (Software) 1,226 39,048
Adient PLC
*
(Automobile Components) 886 18,650
ADMA Biologics, Inc.
*
(Biotechnology) 2,617 26,824
Adtalem Global Education, Inc.
*
(Diversified Consumer
Services) 385 44,360
ADTRAN Holdings, Inc.
*
(Communications Equipment) 839 14,842
Advance Auto Parts, Inc. (Specialty Retail) 678 40,348
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 426 163,546
AdvanSix , Inc. (Chemicals) 296 7,299
Advantage Solutions, Inc.
*
(Advertising & Marketing) 42 1,439
Aebi Schmidt Holding AG (Machinery) 420 4,880
Aehr Test Systems
*
(Semiconductors & Semiconductor
Equipment) 329 29,794
Aeluma , Inc.
*
(Semiconductors) 147 3,423
AeroVironment, Inc.
*
(Aerospace & Defense) 427 83,274
AerSale Corp.
*
(Aerospace & Defense) 405 2,722
Aeva Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 450 7,196
AG Mortgage Investment Trust, Inc. (Mortgage REITs) 323 2,548
Common Stocks, continued
Shares Value
agilon health, Inc.
*
(Health Care Facilities & Services) 139 $ 3,885
Agilysys, Inc.
*
(Software) 292 18,706
Agios Pharmaceuticals, Inc.
*
(Biotechnology) 636 17,808
AirJoule Technologies Corp.
*
(Electrical Equipment) 355 1,093
AIRO Group Holdings, Inc.
*
(Aerospace & Defense) 232 1,772
AirSculpt Technologies, Inc.
*
(Health Care Providers &
Services) 136 364
Airship AI Holdings, Inc.
*
(Software) 262 587
Akebia Therapeutics, Inc.
*
(Biotechnology) 2,858 3,944
Aktis Oncology, Inc.
*
(Biotech & Pharma) 232 4,350
Alamo Group, Inc. (Machinery) 116 20,119
Alarm.com Holdings, Inc.
*
(Software) 537 23,848
Albany International Corp. (Machinery) 323 18,747
Aldeyra Therapeutics, Inc.
*
(Biotechnology) 614 933
Alector , Inc.
*
(Biotechnology) 1,029 2,439
Alerus Financial Corp. (Financial Services) 265 7,139
Alexander's, Inc. (Retail REITs) 24 6,047
Alico , Inc. (Food Products) 63 2,621
Alight, Inc. - Class A (Professional Services) 5,241 4,336
Alignment Healthcare, Inc.
*
(Health Care Providers &
Services) 2,204 49,678
Alkami Technology, Inc.
*
(Software) 777 12,261
Alkermes PLC
*
(Biotechnology) 1,828 61,622
Allegiant Travel Co.
*
(Passenger Airlines) 164 12,405
Alliance Laundry Holdings, Inc.
*
(Machinery) 493 12,507
Allied Motion Technologies, Inc. (Electrical Equipment) 163 12,417
Allogene Therapeutics, Inc.
*
(Biotechnology) 1,760 3,749
Alpha and Omega Semiconductor, Ltd.
*
(Semiconductors
& Semiconductor Equipment) 285 12,378
Alpha Metallurgical Resources, Inc.
*
(Metals & Mining) 130 24,239
Alpha Teknova , Inc.
*
(Biotech & Pharma) 126 447
Alphatec Holdings, Inc.
*
(Health Care Equipment &
Supplies) 1,325 12,932
Alpine Income Property Trust, Inc. (Equity REIT
- Diversified) 148 2,782
Alta Equipment Group, Inc. (Trading Companies &
Distributors) 222 1,721
AlTi Global, Inc.
*
(Capital Markets) 491 1,738
Altice USA, Inc.
*
- Class A (Cable & Satellite) 2,950 4,661
Altimmune , Inc.
*
(Biotechnology) 1,474 3,832
Alumis , Inc.
*
(Pharmaceuticals) 773 19,085
Amalgamated Financial Corp. (Banks) 259 10,588
Ambarella, Inc.
*
(Semiconductors & Semiconductor
Equipment) 467 32,130
Ambiq Micro, Inc.
*
(Semiconductors & Semiconductor
Equipment) 204 7,646
AMC Entertainment Holdings, Inc.
*
(Entertainment) 5,830 8,862
AMC Networks, Inc.
*
- Class A (Media) 349 2,963
Amerant Bancorp, Inc. (Banks) 413 9,487
Ameresco, Inc.
*
- Class A (Construction & Engineering) 361 10,682
American Assets Trust, Inc. (Equity REIT - Diversified) 586 12,154
American Axle & Manufacturing Holdings, Inc.
*
(Automobile Components) 2,578 14,720
American Battery Technology Co.
*
(Metals & Mining) 1,408 4,759
American Coastal Insurance Corporation (Insurance) 275 3,273
American Eagle Outfitters, Inc. (Specialty Retail) 1,798 31,321
American Healthcare REIT, Inc. (Health Care REITs) 2,016 102,371
American Integrity Insurance Group, Inc. (Insurance) 136 2,666
American Outdoor Brands, Inc.
*
(Leisure Products) 139 1,308
American Public Education, Inc.
*
(Diversified Consumer
Services) 196 11,397
American Realty Investors, Inc.
*
(Real Estate
Management & Development) 15 212
American States Water Co. (Water Utilities) 436 32,826
American Superconductor Corp.
*
(Electrical Equipment) 519 27,787
American Vanguard Corp.
*
(Chemicals) 290 835
American Woodmark Corp.
*
(Building Products) 163 7,120

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
America's Car-Mart, Inc.
*
(Specialty Retail) 80 $ 977
Ameris Bancorp (Banks) 738 62,915
AMERISAFE, Inc. (Insurance) 213 6,454
Ames National Corp. (Banks) 101 2,846
AMMO, Inc.
*
(Leisure Products) 1,196 2,428
AMN Healthcare Services, Inc.
*
(Health Care Providers
& Services) 432 8,843
Amneal Pharmaceuticals, Inc.
*
(Biotech & Pharma) 1,696 21,828
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 406 8,916
Amplitude, Inc.
*
- Class A (Software) 1,108 7,878
Amprius Technologies, Inc.
*
(Electrical Equipment) 1,297 27,315
Amylyx Pharmaceuticals, Inc.
*
(Pharmaceuticals) 1,030 16,480
AnaptysBio , Inc.
*
(Biotechnology) 205 13,475
Anavex Life Sciences Corp.
*
(Biotechnology) 989 3,303
Angel Oak Mortgage REIT, Inc. (Mortgage REITs) 161 1,460
Angi, Inc.
*
(Interactive Media & Services) 397 2,914
AngioDynamics , Inc.
*
(Health Care Equipment &
Supplies) 423 4,628
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 213 16,923
Anika Therapeutics, Inc.
*
(Biotechnology) 141 1,755
Annexon , Inc.
*
(Biotechnology) 1,489 8,740
Anteris Technologies Global Corp.
*
(Medical Equipment
& Devices) 896 5,510
Anterix , Inc.
*
(Diversified Telecommunication Services) 128 6,185
Apogee Enterprises, Inc. (Building Products) 239 8,700
Apogee Therapeutics, Inc.
*
(Biotechnology) 501 41,528
Apollo Commercial Real Estate Finance, Inc. (Mortgage
REITs) 1,576 17,241
Appian Corp.
*
- Class A (Software) 444 9,231
Apple Hospitality REIT, Inc. (Hotel & Resort REITs) 2,525 34,012
Applied Digital Corp.
*
(IT Services) 2,681 91,823
Applied Optoelectronics, Inc.
*
(Communications
Equipment) 745 122,448
Aquestive Therapeutics, Inc.
*
(Pharmaceuticals) 1,152 4,723
Arbor Realty Trust, Inc. (Mortgage REITs) 2,192 17,317
Arbutus Biopharma Corp.
*
(Biotechnology) 1,708 7,174
ArcBest Corp. (Ground Transportation) 253 32,275
Archer Aviation, Inc.
*
- Class A (Aerospace & Defense) 6,865 39,405
Archrock , Inc. (Energy Equipment & Services) 1,949 75,523
Arcosa , Inc. (Construction & Engineering) 548 69,306
Arcturus Therapeutics Holdings, Inc.
*
(Biotechnology) 299 2,577
Arcus Biosciences, Inc.
*
(Biotechnology) 945 24,098
Arcutis Biotherapeutics, Inc.
*
(Biotechnology) 1,240 28,793
Ardagh Metal Packaging SA (Containers & Packaging) 1,575 6,064
Ardelyx , Inc.
*
(Biotechnology) 2,702 17,104
Ardent Health Partners, Inc.
*
(Health Care Providers &
Services) 261 2,547
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels) 389 6,893
Ares Commercial Real Estate Corp. (Mortgage REITs) 598 3,128
Argan, Inc. (Construction & Engineering) 151 101,167
Arhaus , Inc. (Specialty Retail) 578 4,277
Arko Corp. (Specialty Retail) 803 5,300
Arlo Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 1,147 16,115
Armada Hoffler Properties, Inc. (Equity REIT
- Diversified) 904 5,505
ARMOUR Residential REIT, Inc. (Mortgage REITs) 1,274 22,346
Arq , Inc.
*
(Chemicals) 363 824
Array Technologies, Inc.
*
(Electrical Equipment) 1,713 13,259
Arrive AI, Inc.
*
(Air Freight & Logistics) 37 26
ArriVent Biopharma, Inc.
*
(Biotechnology) 363 11,286
Arrow Financial Corp. (Banks) 184 6,780
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 1,525 112,056
ARS Pharmaceuticals, Inc.
*
(Biotechnology) 666 5,501
Arteris , Inc.
*
(Software) 350 10,136
Common Stocks, continued
Shares Value
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 707 $ 26,470
Artivion , Inc.
*
(Health Care Equipment & Supplies) 492 17,628
Arvinas , Inc.
*
(Pharmaceuticals) 627 6,207
Asana, Inc.
*
- Class A (Software) 989 6,250
Asbury Automotive Group, Inc.
*
(Specialty Retail) 219 44,608
Ascent Industries Co.
*
(Steel) 93 1,355
ASGN, Inc.
*
(IT Services) 470 9,917
ASP Isotopes, Inc.
*
(Chemicals) 1,283 6,749
Aspen Aerogels, Inc.
*
(Chemicals) 750 2,783
Associated Banc-Corp. (Banks) 1,878 52,884
Astec Industries, Inc. (Machinery) 258 16,775
Astrana Health, Inc.
*
(Health Care Providers & Services) 461 15,739
Astronics Corp.
*
(Aerospace & Defense) 352 25,133
Asure Software, Inc.
*
(Professional Services) 266 2,407
Atea Pharmaceuticals, Inc.
*
(Pharmaceuticals) 790 4,353
Ategrity Specialty Holdings, LLC
*
(Insurance) 103 1,957
Atkore, Inc. (Electrical Equipment) 380 29,697
Atlanta Braves Holdings, Inc.
*
(Entertainment) 520 25,693
Atlanta Braves Holdings, Inc.
*
- Series A (Entertainment) 76 4,022
Atlantic International Corp.
*
(Biotech & Pharma) 81 121
Atlantic Union Bankshares Corp. (Banks) 1,609 60,579
Atlanticus Holdings Corp.
*
(Consumer Finance) 60 4,765
Atlas Energy Solutions, Inc. (Energy Equipment &
Services) 875 15,208
Atmus Filtration Technologies, Inc. (Machinery) 928 58,835
ATN International, Inc. (Diversified Telecommunication
Services) 112 3,128
Atomera , Inc.
*
(Semiconductors) 342 2,798
AtriCure , Inc.
*
(Health Care Equipment & Supplies) 546 15,348
Atrium Therapeutics, Inc.
*
(Biotech & Pharma) 138 1,762
aTyr Pharma, Inc.
*
(Biotechnology) 1,084 875
AudioEye , Inc.
*
(Software) 92 659
Aura Biosciences, Inc.
*
(Biotechnology) 508 3,581
Aurinia Pharmaceuticals, Inc.
*
(Biotechnology) 1,345 20,693
Avanos Medical, Inc.
*
(Health Care Equipment &
Supplies) 504 12,408
Aveanna Healthcare Holdings, Inc.
*
(Health Care
Providers & Services) 617 4,035
AvePoint, Inc.
*
(Software) 1,688 16,458
Aviat Networks, Inc.
*
(Communications Equipment) 133 3,050
Avidbank Holdings, Inc.
*
(Banks) 33 978
Avient Corp. (Chemicals) 1,036 38,415
Avista Corp. (Multi-Utilities) 918 37,730
Avita Medical, Inc.
*
(Biotechnology) 160 691
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 350 48,689
Axogen , Inc.
*
(Health Care Equipment & Supplies) 545 23,544
Axos Financial, Inc.
*
(Banks) 614 59,214
Axsome Therapeutics, Inc.
*
(Pharmaceuticals) 468 97,228
Azenta , Inc.
*
(Life Sciences Tools & Services) 461 11,327
AZZ, Inc. (Building Products) 334 47,775
B&G Foods, Inc. (Food Products) 882 4,886
Backblaze , Inc.
*
- Class A (IT Services) 638 2,731
Badger Meter, Inc. (Electronic Equipment, Instruments
& Components) 334 40,384
Bakkt Holdings, Inc.
*
(Institutional Financial Services) 183 1,577
Balchem Corp. (Chemicals) 371 59,962
Bally's Corp.
*
(Leisure Facilities & Services) 109 1,452
Banc of California, Inc. (Banks) 1,530 28,657
BancFirst Corp. (Banks) 236 26,340
Banco Latinoamericano de Comercio Exterior S.A. -
Class E (Financial Services) 317 16,937
Bandwidth, Inc.
*
- Class A (Diversified
Telecommunication Services) 311 11,448

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Bank First Corp. (Banks) 116 $ 16,856
Bank of Hawaii Corp. (Banks) 444 35,302
Bank of Marin Bancorp (Banks) 167 4,282
Bank7 Corp. (Banks) 48 2,061
BankUnited, Inc. (Banks) 839 38,997
Bankwell Financial Group, Inc. (Banks) 76 3,931
Banner Corp. (Banks) 381 25,493
Bar Harbor Bankshares (Banks) 185 6,336
BARK, Inc.
*
(Specialty Retail) 53 500
Barnes & Noble Education, Inc.
*
(Retail - Discretionary) 182 1,794
Barrett Business Services, Inc. (Professional Services) 281 8,860
Bassett Furniture Industries, Inc. (Retail - Discretionary) 91 1,327
BayCom Corp. (Banks) 115 3,448
BCB Bancorp, Inc. (Banks) 175 1,776
Beacon Financial Corporation (Banks) 939 26,790
Beam Therapeutics, Inc.
*
(Biotechnology) 1,078 32,696
Beazer Homes USA, Inc.
*
(Household Durables) 311 6,714
Bed Bath & Beyond, Inc.
*
(Specialty Retail) 775 3,798
Bel Fuse, Inc. - Class A (Electronic Equipment,
Instruments & Components) 18 4,382
Bel Fuse, Inc. - Class B (Electronic Equipment,
Instruments & Components) 117 32,273
Belden, Inc. (Electronic Equipment, Instruments &
Components) 442 49,716
Benchmark Electronics, Inc. (Electronic Equipment,
Instruments & Components) 400 32,820
Benitec Biopharma, Inc.
*
(Biotech & Pharma) 219 2,639
Beta Bionics, Inc.
*
(Biotechnology) 439 4,478
Beta Technologies, Inc.
*
- Class A (Aerospace &
Defense) 376 5,990
Better Home & Finance Holding Co.
*
(Specialty
Finance) 66 2,715
Beyond Meat, Inc.
*
(Food Products) 4,735 4,660
BGC Group, Inc. - Class A (Capital Markets) 4,090 45,931
Bicara Therapeutics, Inc.
*
(Biotechnology) 354 7,639
BigBear.ai Holdings, Inc.
*
(IT Services) 4,894 19,478
BigCommerce Holdings, Inc.
*
- Class 1 (IT Services) 755 2,137
Biglari Holdings, Inc.
*
- Class B (Hotels, Restaurants &
Leisure) 7 2,165
BioAge Labs, Inc.
*
(Pharmaceuticals) 340 5,729
BioCryst Pharmaceuticals, Inc.
*
(Biotechnology) 2,552 23,376
Biohaven , Ltd.
*
(Biotechnology) 1,325 12,707
BioLife Solutions, Inc.
*
(Life Sciences Tools & Services) 470 9,908
Biote Corp.
*
- Class A (Pharmaceuticals) 323 717
Bioventus, Inc.
*
- Class A (Health Care Equipment &
Supplies) 526 5,192
Bit Digital, Inc.
*
(Software) 3,632 5,484
Bitdeer Technologies Group
*
(Technology Services) 1,381 15,592
BJ's Restaurants, Inc.
*
(Hotels, Restaurants & Leisure) 216 8,294
BK Technologies Corporation
*
(Technology Hardware) 32 3,084
BKV Corp.
*
(Oil, Gas & Consumable Fuels) 286 9,018
Black Hills Corp. (Multi-Utilities) 859 64,674
Black Rock Coffee Bar, Inc.
*
(Hotels, Restaurants &
Leisure) 193 2,370
Blackbaud, Inc.
*
(Software) 426 15,834
BlackLine , Inc.
*
(Software) 560 17,500
BlackSky Technology, Inc.
*
(Professional Services) 358 12,702
Blackstone Mortgage Trust, Inc. - Class A (Mortgage
REITs) 1,793 34,048
Blaize Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 994 1,948
Blend Labs, Inc.
*
- Class A (Software) 2,227 3,251
Bloom Energy Corp.
*
- Class A (Electrical Equipment) 2,467 699,050
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure) 948 5,783
Blue Bird Corp.
*
(Machinery) 357 22,887
Common Stocks, continued
Shares Value
Blue Ridge Bankshares , Inc. (Banking) 763 $ 2,617
BlueLinx Holdings, Inc.
*
(Trading Companies &
Distributors) 86 4,555
Bluerock Homes Trust, Inc. (Residential REITs) —
(a)
1
Boise Cascade Co. (Trading Companies & Distributors) 420 33,293
Boot Barn Holdings, Inc.
*
(Specialty Retail) 347 59,494
Borr Drilling, Ltd.
*
(Energy Equipment & Services) 3,219 19,411
Boston Omaha Corp.
*
- Class A (Media) 246 2,957
Bowhead Specialty Holdings, Inc.
*
(Insurance) 200 4,756
Bowman Consulting Group, Ltd.
*
(Construction &
Engineering) 159 5,018
Box, Inc.
*
- Class A (Software) 1,585 38,357
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs) 625 1,513
Brandywine Realty Trust (Office REITs) 1,945 5,893
Braze, Inc.
*
- Class A (Software) 993 21,876
BRC, Inc.
*
- Class A (Food Products) 1,045 1,129
Bread Financial Holdings, Inc. (Consumer Finance) 515 43,662
Bridgebio Pharma, Inc.
*
(Biotechnology) 1,789 127,215
Bridgewater Bancshares, Inc.
*
(Banks) 236 4,279
Bright Minds Biosciences, Inc.
*
(Biotech & Pharma) 79 6,948
BrightSpire Capital, Inc. (Mortgage REITs) 1,455 8,439
BrightSpring Health Services, Inc.
*
(Health Care
Providers & Services) 1,455 69,796
BrightView Holdings, Inc.
*
(Commercial Services &
Supplies) 801 9,532
Brinker International, Inc.
*
(Hotels, Restaurants &
Leisure) 489 74,445
Bristow Group, Inc. (Energy Equipment & Services) 320 15,722
Broadstone Net Lease, Inc. (Equity REIT - Diversified) 2,140 42,372
Brookdale Senior Living, Inc.
*
(Health Care Providers
& Services) 2,624 37,681
Brookfield Business Corporation (Technology Hardware) 260 8,865
Brookfield Infrastructure Corp. - Class A (Gas & Water
Utilities) 1,359 50,283
BRT Apartments Corp. (Residential REITs) 122 1,753
Build-A-Bear Workshop, Inc. (Specialty Retail) 138 5,098
Bumble, Inc.
*
- Class A (Interactive Media & Services) 813 3,374
Burford Capital, Ltd. (Financial Services) 2,271 11,173
Burke & Herbert Financial Services Corp. (Banks) 186 11,962
Business First Bancshares, Inc. (Banks) 354 9,693
Butterfly Network, Inc.
*
(Medical Equipment & Devices) 2,212 10,596
BV Financial, Inc.
*
(Banking) 77 1,508
Byline Bancorp, Inc. (Banks) 348 11,188
Byrna Technologies, Inc.
*
(Aerospace & Defense) 206 1,205
C&F Financial Corp. (Banking) 34 2,542
C3.ai, Inc.
*
- Class A (Software) 1,450 12,804
Cable One, Inc.
*
(Media) 58 5,306
Cabot Corp. (Chemicals) 589 45,329
Cactus, Inc. - Class A (Energy Equipment & Services) 773 43,072
Cadiz, Inc.
*
(Water Utilities) 632 2,737
Cadre Holdings, Inc. (Aerospace & Defense) 320 9,488
Calavo Growers, Inc. (Food Products) 190 5,350
Caledonia Mining Corp. PLC (Metals & Mining) 186 4,259
Caleres, Inc. (Specialty Retail) 373 4,886
California Resources Corp. (Oil, Gas & Consumable
Fuels) 826 56,383
California Water Service Group (Water Utilities) 675 28,512
Calix, Inc.
*
(Communications Equipment) 680 29,621
Callaway Brands Corp.
*
(Leisure Products) 1,490 22,797
Cal-Maine Foods, Inc. (Food Products) 490 37,856
Calumet, Inc.
*
(Chemicals) 777 25,423
Camden National Corp. (Banks) 189 9,104
Camping World Holdings, Inc. - Class A (Specialty
Retail) 680 5,569
Candel Therapeutics, Inc.
*
(Biotechnology) 515 3,183

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Cannae Holdings, Inc. (Financial Services) 473 $ 6,390
Cantaloupe, Inc.
*
(Financial Services) 628 6,858
Capital Bancorp, Inc. (Banks) 130 4,094
Capital City Bank Group, Inc. (Banks) 157 7,249
Capitol Federal Financial, Inc. (Banks) 1,390 10,675
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 1,326 25,870
Capricor Therapeutics, Inc.
*
(Biotechnology) 491 16,488
CapsoVision , Inc.
*
(Health Care Equipment & Supplies) 316 2,237
Cardiff Oncology, Inc.
*
(Biotechnology) 711 1,230
Cardinal Infrastructure Group, Inc.
*
(Engineering &
Construction) 145 7,689
CareDx , Inc.
*
(Biotechnology) 567 11,799
CareTrust REIT, Inc. (Health Care REITs) 2,535 100,006
Cargurus , Inc.
*
(Interactive Media & Services) 892 32,522
Carlsmed , Inc.
*
(Health Care Equipment & Supplies) 91 809
Carriage Services, Inc. (Diversified Consumer Services) 161 7,905
Cars.com, Inc.
*
(Interactive Media & Services) 591 6,495
Carter Bankshares , Inc. (Banks) 247 6,323
Carter's, Inc. (Textiles, Apparel & Luxury Goods) 403 14,556
Cartesian Therapeutics, Inc.
*
(Biotechnology) 119 740
Casella Waste Systems, Inc.
*
- Class A (Commercial
Services & Supplies) 710 56,267
Cass Information Systems, Inc. (Financial Services) 131 6,195
Castle Biosciences, Inc.
*
(Health Care Providers &
Services) 323 7,910
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 1,305 36,710
Cathay General Bancorp (Banks) 730 40,902
Cavco Industries, Inc.
*
(Household Durables) 87 44,109
CB Financial Services, Inc. (Banking) 52 1,829
CBIZ, Inc.
*
(Professional Services) 557 16,989
CBL & Associates Properties, Inc. (Retail REITs) 206 9,274
CECO Environmental Corp.
*
(Commercial Services &
Supplies) 331 24,540
Celcuity , Inc.
*
(Biotechnology) 396 48,055
Celldex Therapeutics, Inc.
*
(Biotechnology) 853 28,047
Centerspace (Residential REITs) 190 12,971
Central Garden & Pet Co.
*
(Household Products) 95 3,517
Central Garden & Pet Co.
*
- Class A (Household
Products) 559 18,760
Central Pacific Financial Corp. (Banks) 292 9,718
Centrus Energy Corp.
*
- Class A (Oil, Gas &
Consumable Fuels) 190 40,082
Centuri Holdings, Inc.
*
(Construction & Engineering) 994 37,374
Century Aluminum Co.
*
(Metals & Mining) 641 38,101
Century Communities, Inc. (Household Durables) 288 16,134
Cerence , Inc.
*
(Software) 497 4,523
CeriBell , Inc.
*
(Health Care Equipment & Supplies) 304 6,129
Cerus Corp.
*
(Health Care Equipment & Supplies) 2,084 4,231
CEVA, Inc.
*
(Semiconductors & Semiconductor
Equipment) 298 9,101
CF Bankshares , Inc. (Banking) 56 1,641
CG Oncology, Inc.
*
(Biotechnology) 668 44,582
Chain Bridge Bancorp, Inc.
*
(Banking) 24 892
Chaince Digital Holdings, Inc.
*
(Commercial Support
Services) 432 2,350
Champion Homes, Inc.
*
(Household Durables) 630 48,025
Chart Industries, Inc.
*
(Machinery) 509 105,822
Chatham Lodging Trust (Hotel & Resort REITs) 526 4,566
Chemung Financial Corp. (Banks) 47 3,121
Chesapeake Utilities Corp. (Gas Utilities) 264 33,296
Chicago Atlantic Real Estate Finance, Inc. (Mortgage
REITs) 204 2,430
Chimera Investment Corp. (Mortgage REITs) 922 12,678
ChoiceOne Financial Services, Inc. (Banks) 162 4,865
Common Stocks, continued
Shares Value
Cimpress PLC
*
(Commercial Services & Supplies) 192 $ 16,984
Cinemark Holdings, Inc. (Entertainment) 1,198 35,365
Cipher Mining, Inc.
*
(Software) 3,660 64,928
Citi Trends, Inc.
*
(Specialty Retail) 53 2,582
Citizens & Northern Corp. (Banks) 194 4,284
Citizens Community Bancorp, Inc. (Banking) 105 2,179
Citizens Financial Services, Inc. (Banks) 51 3,221
Citizens, Inc.
*
(Insurance) 512 2,765
City Holding Co. (Banks) 159 19,551
Civista Bancshares, Inc. (Banks) 231 5,745
Claritev Corp.
*
(Technology Services) 104 2,530
Claros Mortgage Trust, Inc.
*
(Mortgage REITs) 1,043 2,754
Clarus Corp. (Leisure Products) 335 873
Clean Energy Fuels Corp.
*
(Oil, Gas & Consumable
Fuels) 1,963 4,515
Cleanspark , Inc.
*
(Software) 2,851 35,723
Clear Secure, Inc. - Class A (Software) 995 53,123
Clearfield, Inc.
*
(Communications Equipment) 130 3,756
ClearPoint Neuro, Inc.
*
(Medical Equipment & Devices) 313 3,499
Clearwater Analytics Holdings, Inc.
*
- Class A
(Software) 3,147 76,157
Clearwater Paper Corp.
*
(Paper & Forest Products) 176 2,413
Climb Global Solutions, Inc. (Electronic Equipment,
Instruments & Components) 175 2,919
Clipper Realty, Inc. (Residential REITs) 160 542
Clover Health Investments Corp.
*
(Health Care Facilities
& Services) 4,611 12,680
CNB Financial Corp. (Banks) 329 9,995
CNO Financial Group, Inc. (Insurance) 1,063 47,250
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 1,553 60,427
Coastal Financial Corp.
*
(Banks) 145 10,965
CoastalSouth Bancshares, Inc. (Banks) 104 2,657
Codexis, Inc.
*
(Life Sciences Tools & Services) 1,008 2,843
Coeur Mining, Inc.
*
(Metals & Mining) 11,524 207,085
Cogent Biosciences, Inc.
*
(Biotechnology) 1,613 57,729
Cogent Communications Holdings, Inc. (Diversified
Telecommunication Services) 550 12,458
Cohen & Steers, Inc. (Capital Markets) 312 21,930
Coherus Oncology, Inc.
*
(Biotechnology) 1,171 2,079
Cohu , Inc.
*
(Semiconductors & Semiconductor
Equipment) 515 24,385
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 354 11,940
Colony Bankcorp , Inc. (Banks) 233 4,623
Columbia Financial, Inc.
*
(Banks) 306 5,884
Columbus McKinnon Corp. (Machinery) 319 4,929
Commercial Bancgroup , Inc. (Banks) 78 2,259
Commercial Metals Co. (Metals & Mining) 1,256 86,614
Community Financial System, Inc. (Banks) 597 37,826
Community Health Systems, Inc.
*
(Health Care
Providers & Services) 1,449 4,115
Community Healthcare Trust, Inc. (Health Care REITs) 308 5,304
Community Trust Bancorp, Inc. (Banks) 180 11,687
Community West Bancshares (Banks) 259 6,143
CommVault Systems, Inc.
*
(Software) 498 49,242
Compass Diversified Holdings (Financial Services) 757 8,940
Compass Minerals International, Inc.
*
(Metals &
Mining) 353 9,429
Compass Therapeutics, Inc.
*
(Biotechnology) 1,455 2,575
Compass, Inc.
*
- Class A (Real Estate Management &
Development) 7,242 54,822
Complete Solaria, Inc.
*
(Renewable Energy) 918 760
CompX International, Inc. (Commercial Services &
Supplies) 17 396
Comstock Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 836 14,563

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 1,318 $ 29,615
Concrete Pumping Holdings, Inc.
*
(Construction &
Engineering) 245 1,940
Conduent, Inc.
*
(Professional Services) 1,591 2,721
CONMED Corp. (Health Care Equipment & Supplies) 351 12,868
ConnectOne Bancorp, Inc. (Banks) 538 15,720
Consensus Cloud Solutions, Inc.
*
(Software) 212 5,487
Consolidated Water Co., Ltd. (Water Utilities) 171 5,481
Constellium SE
*
(Metals & Mining) 1,546 48,359
Construction Partners, Inc.
*
- Class A (Construction &
Engineering) 538 66,529
Consumer Portfolio Services, Inc.
*
(Consumer Finance) 109 990
Contango ORE, Inc.
*
(Metals & Mining) 238 5,462
Cooper-Standard Holdings, Inc.
*
(Automobile
Components) 191 5,743
COPT Defense Properties (Office REITs) 1,285 40,157
Core Laboratories, Inc. (Energy Equipment & Services) 530 7,765
Core Molding Technologies, Inc.
*
(Chemicals) 91 2,452
Core Natural Resources, Inc. (Oil, Gas & Consumable
Fuels) 574 51,511
Core Scientific, Inc.
*
(IT Services) 3,273 65,460
CoreCivic , Inc.
*
(Commercial Services & Supplies) 1,164 23,815
CorMedix, Inc.
*
(Pharmaceuticals) 838 6,360
Corsair Gaming, Inc.
*
(Technology Hardware, Storage &
Peripherals) 528 3,585
CorVel Corp.
*
(Health Care Providers & Services) 328 18,847
Corvus Pharmaceuticals, Inc.
*
(Biotechnology) 726 11,028
Costamare Bulkers Holdings Ltd.
*
(Marine
Transportation) 99 1,711
Costamare , Inc. (Marine Transportation) 499 8,293
Coursera, Inc.
*
(Diversified Consumer Services) 1,611 9,585
Covenant Logistics Group, Inc. - Class A (Ground
Transportation) 172 5,996
CPI Card Group, Inc.
*
(Technology Hardware, Storage
& Peripherals) 87 1,541
CRA International, Inc. (Professional Services) 71 11,180
Cracker Barrel Old Country Store, Inc. (Hotels,
Restaurants & Leisure) 251 7,861
Crawford & Co. - Class A (Insurance) 184 1,976
Credo Technology Group Holding, Ltd.
*
(Semiconductors & Semiconductor Equipment) 1,822 317,045
Crescent Energy Co. - Class A (Oil, Gas & Consumable
Fuels) 2,903 39,045
Crexendo , Inc.
*
(Technology Services) 195 1,275
Cricut, Inc. - Class A (Household Durables) 537 2,314
Crinetics Pharmaceuticals, Inc.
*
(Biotechnology) 1,101 42,697
CRISPR Therapeutics AG
*
(Biotechnology) 1,030 53,910
Critical Metals Corp.
*
(Metals & Mining) 657 8,364
Cross Country Healthcare, Inc.
*
(Health Care Providers
& Services) 353 3,572
CryoPort , Inc.
*
(Life Sciences Tools & Services) 551 5,653
CS Disco, Inc.
*
(Software) 307 1,329
CSG Systems International, Inc. (Professional Services) 313 25,168
CSP, Inc. (Technology Services) 78 725
CSW Industrials, Inc. (Building Products) 180 52,416
CTO Realty Growth, Inc. (Equity REIT - Diversified) 353 7,148
CTS Corp. (Electronic Equipment, Instruments &
Components) 324 18,500
Cullinan Therapeutics, Inc.
*
(Biotechnology) 608 7,934
Curbline Properties Corp. (Retail REITs) 1,097 30,277
CuriosityStream , Inc. (Entertainment Content) 469 1,477
Cushman & Wakefield Ltd.
*
(Real Estate Services) 2,612 36,673
Custom Truck One Source, Inc.
*
(Trading Companies &
Distributors) 680 6,698
Common Stocks, continued
Shares Value
Customers Bancorp, Inc.
*
(Banks) 360 $ 27,457
CVB Financial Corp. (Banks) 1,894 38,581
CVR Energy, Inc. (Oil, Gas & Consumable Fuels) 348 11,533
CVRx , Inc.
*
(Health Care Equipment & Supplies) 182 1,367
Cytek Biosciences, Inc.
*
(Life Sciences Tools &
Services) 1,327 6,051
Cytokinetics, Inc.
*
(Biotechnology) 1,351 86,423
Daily Journal Corp.
*
(Software) 14 7,403
Dakota Gold Corp.
*
(Metals & Mining) 1,011 5,439
Daktronics, Inc.
*
(Electronic Equipment, Instruments &
Components) 447 8,788
Dana, Inc. (Automobile Components) 1,277 46,547
Dave & Buster's Entertainment, Inc.
*
(Hotels,
Restaurants & Leisure) 306 3,449
Dave, Inc.
*
(Software) 117 31,823
Definitive Healthcare Corp.
*
(Health Care Technology) 341 325
Definium Therapeutics, Inc.
*
(Pharmaceuticals) 1,111 24,309
Delcath Systems, Inc.
*
(Medical Equipment & Devices) 340 3,529
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels) 667 31,076
Deluxe Corp. (Commercial Services & Supplies) 498 15,513
Denali Therapeutics, Inc.
*
(Biotechnology) 1,606 30,064
Designer Brands, Inc. - Class A (Specialty Retail) 378 2,835
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels) 1,525 28,182
DiaMedica Therapeutics, Inc.
*
(Biotech & Pharma) 388 2,347
DiamondRock Hospitality Co. (Hotel & Resort REITs) 2,296 23,419
Dianthus Therapeutics, Inc.
*
(Biotechnology) 406 35,647
Diebold Nixdorf, Inc.
*
(Technology Hardware, Storage
& Peripherals) 273 20,969
Digi International, Inc.
*
(Communications Equipment) 420 23,537
Digimarc Corp.
*
(Software) 176 1,290
Digital Turbine, Inc.
*
(Software) 1,225 4,324
DigitalBridge Group, Inc. (Real Estate Management &
Development) 1,999 31,104
DigitalOcean Holdings, Inc.
*
(IT Services) 860 82,930
Dime Community Bancshares, Inc. (Banks) 449 16,115
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure) 160 4,445
Diodes, Inc.
*
(Semiconductors & Semiconductor
Equipment) 516 55,289
Disc Medicine, Inc.
*
(Biotechnology) 309 20,379
Distribution Solutions Group, Inc.
*
(Trading Companies
& Distributors) 110 2,977
Diverisifed Energy Co. (Oil & Gas Producers) 712 11,855
Diversified Healthcare Trust (Health Care REITs) 2,476 18,669
DMC Global, Inc.
*
(Energy Equipment & Services) 220 1,360
DNOW, Inc.
*
(Trading Companies & Distributors) 2,096 28,275
DocGo , Inc.
*
(Health Care Providers & Services) 1,017 718
Dole PLC (Food Products) 756 11,476
Domo, Inc.
*
- Class B (Software) 388 1,381
Donegal Group, Inc. - Class A (Insurance) 189 3,179
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 288 14,486
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels) 420 16,191
Dorman Products, Inc.
*
(Automobile Components) 311 34,991
Douglas Dynamics, Inc. (Machinery) 256 11,809
Douglas Elliman, Inc.
*
(Real Estate Services) 829 1,666
Douglas Emmett, Inc. (Office REITs) 1,828 19,761
Dream Finders Homes, Inc.
*
- Class A (Household
Durables) 331 4,833
Driven Brands Holdings, Inc.
*
(Commercial Services &
Supplies) 674 9,146
Ducommun, Inc.
*
(Aerospace & Defense) 156 22,141
D-Wave Quantum, Inc.
*
(Software) 4,124 83,635
DXP Enterprises, Inc.
*
(Trading Companies &
Distributors) 147 25,100
Dycom Industries, Inc.
*
(Construction & Engineering) 328 135,824
Dyne Therapeutics, Inc.
*
(Biotechnology) 1,503 26,378

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Dynex Capital, Inc. (Mortgage REITs) 2,253 $ 30,686
Eagle Bancorp Montana, Inc. (Banking) 83 1,836
Eagle Bancorp, Inc. (Banks) 317 8,194
Eagle Financial Services, Inc. (Banking) 51 1,922
Easterly Government Properties, Inc. (Office REITs) 479 11,213
Eastern Bankshares , Inc. (Banks) 2,455 49,665
Eastman Kodak Co.
*
(Technology Hardware, Storage &
Peripherals) 710 9,464
ECB BanCorp. , Inc.
*
(Banking) 84 1,509
EchoStar Corp.
*
- Class A (Media) 1,529 188,280
Ecovyst , Inc.
*
(Chemicals) 1,287 18,250
Edgewell Personal Care Co. (Personal Care Products) 507 11,433
Edgewise Therapeutics, Inc.
*
(Pharmaceuticals) 760 23,530
Editas Medicine, Inc.
*
(Biotechnology) 1,113 3,339
eGain Corp.
*
(Software) 182 1,376
eHealth, Inc.
*
(Insurance) 331 682
El Pollo Loco Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 315 4,259
Electromed , Inc.
*
(Medical Equipment & Devices) 76 1,954
Eledon Pharmaceuticals, Inc.
*
(Biotech & Pharma) 845 3,076
Ellington Financial, Inc. (Mortgage REITs) 1,374 18,206
Embecta Corp. (Health Care Equipment & Supplies) 673 6,158
Emerald Holding, Inc. (Media) 159 743
Emergent BioSolutions, Inc.
*
(Biotechnology) 589 4,847
Empire Petroleum Corp.
*
(Oil, Gas & Consumable
Fuels) 178 498
Empire State Realty Trust, Inc. (Equity REIT
- Diversified) 1,579 8,795
Employers Holdings, Inc. (Insurance) 252 10,614
Enact Holdings, Inc. (Financial Services) 311 13,289
Enanta Pharmaceuticals, Inc.
*
(Biotechnology) 307 4,264
Encore Capital Group, Inc.
*
(Consumer Finance) 246 20,361
Encore Energy Corp.
*
(Oil, Gas & Consumable Fuels) 2,079 4,075
Energizer Holdings, Inc. (Household Products) 707 13,843
Energy Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 2,646 57,259
Energy Recovery, Inc.
*
(Machinery) 584 6,465
Energy Services of America Corp. (Engineering &
Construction) 134 2,278
Enerpac Tool Group Corp. (Machinery) 599 21,025
EnerSys (Electrical Equipment) 416 88,716
Enhabit , Inc.
*
(Health Care Providers & Services) 559 7,681
Enliven Therapeutics, Inc.
*
(Pharmaceuticals) 444 18,306
Ennis, Inc. (Commercial Services & Supplies) 271 5,658
Enova International, Inc.
*
(Consumer Finance) 269 45,571
Enovis Corp.
*
(Health Care Equipment & Supplies) 645 15,119
Enovix Corp.
*
(Electrical Equipment) 2,175 14,507
Enpro , Inc. (Machinery) 239 69,680
Enterprise Financial Services Corp. (Banks) 414 23,937
Entrada Therapeutics, Inc.
*
(Biotechnology) 320 4,320
Entravision Communications Corp. - Class A (Media) 704 2,654
Envela Corp.
*
(Renewable Energy) 75 1,321
Enviri Corp.
*
(Commercial Services & Supplies) 857 16,874
Eos Energy Enterprises, Inc.
*
(Renewable Energy) 3,483 23,336
ePlus , Inc. (Electronic Equipment, Instruments &
Components) 297 25,153
Epsilon Energy Ltd. (Oil & Gas Producers) 244 1,552
Equity Bancshares, Inc. - Class A (Banks) 193 8,751
Erasca , Inc.
*
(Biotechnology) 2,138 22,770
Ermenegildo Zegna NV (Apparel & Textile Products) 697 8,447
Escalade, Inc. (Leisure Products) 115 2,151
ESCO Technologies, Inc. (Machinery) 293 94,918
Esperion Therapeutics, Inc.
*
(Pharmaceuticals) 2,718 5,436
Esquire Financial Holdings, Inc. (Banks) 81 8,515
Essent Group, Ltd. (Financial Services) 1,048 63,426
Common Stocks, continued
Shares Value
Essential Properties Realty Trust, Inc. (Equity REIT
- Diversified) 2,241 $ 70,436
Ethan Allen Interiors, Inc. (Household Durables) 262 5,591
Eton Pharmaceuticals, Inc.
*
(Biotech & Pharma) 289 6,971
European Wax Center, Inc.
*
- Class A (Diversified
Consumer Services) 331 1,920
Eve Holding, Inc.
*
(Aerospace & Defense) 1,083 3,119
EverCommerce , Inc.
*
(Software) 163 1,883
EverQuote , Inc.
*
- Class A (Interactive Media &
Services) 323 4,658
EVERTEC, Inc. (Financial Services) 726 21,439
EVgo , Inc.
*
(Specialty Retail) 1,466 3,079
EVI Industries, Inc. (Trading Companies & Distributors) 77 1,430
Evolent Health, Inc.
*
- Class A (Health Care Technology) 1,262 4,733
Evolus , Inc.
*
(Pharmaceuticals) 634 3,417
Evolution Petroleum Corp. (Oil, Gas & Consumable
Fuels) 358 1,718
Evolv Technologies Holdings, Inc.
*
(Electronic
Equipment, Instruments & Components) 1,752 12,614
Evommune , Inc.
*
(Biotech & Pharma) 118 2,808
Excelerate Energy, Inc. - Class A (Oil, Gas &
Consumable Fuels) 268 9,353
eXp World Holdings, Inc. (Real Estate Management &
Development) 1,011 6,288
Expensify, Inc.
*
(Software) 678 692
Exponent, Inc. (Professional Services) 563 37,659
Expro Group Holdings N.V.
*
(Energy Equipment &
Services) 924 16,826
Extreme Networks, Inc.
*
(Communications Equipment) 1,506 33,268
Exzeo Group, Inc.
*
(Insurance) 86 1,393
EyePoint Pharmaceuticals, Inc.
*
(Pharmaceuticals) 874 11,537
F&G Annuities & Life, Inc. (Insurance) 418 11,972
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 408 278,855
Falcon's Beyond Global, Inc.
*
(Professional Services) 196 3,316
Faraday Future Intelligent Electric, Inc.
*
(Software) 2,173 948
Farmers & Merchants Bancorp, Inc. (Banks) 143 3,830
Farmers National Banc Corp. (Banks) 626 8,808
Farmland Partners, Inc. (Specialized REITs) 438 4,709
Fastly, Inc.
*
- Class A (IT Services) 1,596 40,307
Fate Therapeutics, Inc.
*
(Biotechnology) 1,229 1,536
FB BanCorp , Inc.
*
(Banking) 181 2,530
FB Financial Corp. (Banks) 498 26,927
Federal Agricultural Mortgage Corp. - Class C (Financial
Services) 105 18,249
Federal Signal Corp. (Machinery) 682 83,975
Fennec Pharmaceuticals, Inc.
*
(Biotechnology) 329 2,135
Ferroglobe PLC (Metals & Mining) 1,350 6,264
Fidelis Insurance Holdings, Ltd. (Insurance) 620 13,101
Fidelity D&D Bancorp, Inc. (Banks) 53 2,390
Figs, Inc.
*
- Class A (Textiles, Apparel & Luxury Goods) 1,010 15,110
Finance Of America Companies, Inc.
*
(Specialty
Finance) 50 988
Financial Institutions, Inc. (Banks) 222 7,564
Finward BanCorp. (Banking) 39 1,255
Finwise Bancorp
*
(Banking) 105 1,633
Firefly Aerospace, Inc.
*
(Aerospace & Defense) 263 9,100
First Advantage Corp.
*
(Professional Services) 894 11,407
First Bancorp (Banks) 1,766 42,878
First Bancorp (Banks) 455 26,272
First Bank (Banks) 244 3,621
First Busey Corp. (Banks) 953 24,969
First Business Financial Services, Inc. (Banks) 89 5,002
First Capital, Inc. (Banking) 37 2,001
First Commonwealth Financial Corp. (Banks) 1,165 21,448

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
First Community Bancshares, Inc. (Banks) 186 $ 7,927
First Community Corp (Banking) 80 2,369
First Financial Bancorp (Banks) 1,172 35,488
First Financial Bankshares , Inc. (Banks) 1,517 48,954
First Financial Corp. (Banks) 129 8,471
First Internet Bancorp (Banks) 87 1,994
First Interstate BancSystem , Inc. - Class A (Banks) 973 34,532
First Merchants Corp. (Banks) 703 28,429
First Mid Bancshares, Inc. (Banks) 246 10,354
First National Corp. (Banking) 87 2,325
First Tracks Biotherapeutics, Inc.
*
(Biotech & Pharma) 205 4,770
First United Corp. (Banking) 67 2,490
First Watch Restaurant Group, Inc.
*
(Hotels, Restaurants
& Leisure) 677 8,882
First Western Financial, Inc.
*
(Banks) 94 2,661
FirstCash Holdings, Inc. (Consumer Finance) 447 97,544
Firstsun Capital Bancorp
*
(Banking) 257 9,087
FitLife Brands, Inc.
*
(Biotech & Pharma) 44 407
Five Star Bancorp (Banks) 176 7,119
Five9, Inc.
*
(Software) 884 15,205
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels) 352 11,415
Flexsteel Industries, Inc. (Household Durables) 40 2,212
Flotek Industries, Inc.
*
(Oil & Gas Services &
Equipment) 161 2,721
Flowco Holdings, Inc. - Class A (Oil & Gas Services &
Equipment) 249 6,183
Fluence Energy, Inc.
*
(Electrical Equipment) 805 9,805
Fluor Corp.
*
(Construction & Engineering) 1,816 96,884
Flushing Financial Corp. (Banks) 363 5,852
flyExclusive , Inc.
*
(Passenger Airlines) 100 211
Flywire Corp.
*
(Financial Services) 1,322 17,860
Foghorn Therapeutics, Inc.
*
(Biotechnology) 390 1,853
Fold Holdings, Inc.
*
(Capital Markets) 74 110
Forafric Global PLC
*
(Food Products) 63 630
Forestar Group, Inc.
*
(Real Estate Management &
Development) 218 6,161
FormFactor , Inc.
*
(Semiconductors & Semiconductor
Equipment) 879 119,482
Forrester Research, Inc.
*
(Professional Services) 130 818
Fortrea Holdings, Inc.
*
(Life Sciences Tools & Services) 1,050 12,075
Forum Energy Technologies, Inc.
*
(Energy Equipment
& Services) 120 7,544
Forward Air Corp.
*
(Air Freight & Logistics) 246 5,181
Four Corners Property Trust, Inc. (Specialized REITs) 1,194 30,530
Fox Factory Holding Corp.
*
(Automobile Components) 475 8,431
Franklin BSP Realty Trust, Inc. (Mortgage REITs) 923 8,399
Franklin Covey Co.
*
(Professional Services) 111 2,353
Franklin Electric Co., Inc. (Machinery) 438 43,883
Franklin Financial Services Corp. (Banking) 47 2,648
Franklin Street Properties Corp. (Office REITs) 1,035 674
Frequency Electronics Inc
*
(Technology Hardware) 75 3,762
Fresh Del Monte Produce, Inc. (Food Products) 376 15,751
Freshworks , Inc.
*
- Class A (Software) 2,352 19,192
Friedman Industries, Inc. (Steel) 76 1,565
Frontdoor , Inc.
*
(Diversified Consumer Services) 819 56,208
Frontier Group Holdings, Inc.
*
(Passenger Airlines) 649 2,356
FrontView REIT, Inc. (Retail REITs) 234 4,142
FRP Holdings, Inc.
*
(Real Estate Management &
Development) 132 2,773
FS Bancorp, Inc. (Banks) 72 2,926
FTAI Infrastructure, Inc. (Ground Transportation) 1,238 7,608
fuboTV , Inc.
*
(Internet Media & Services) 323 3,979
Fulcrum Therapeutics, Inc.
*
(Pharmaceuticals) 675 4,813
Fulgent Genetics, Inc.
*
(Health Care Providers &
Services) 237 3,600
Common Stocks, continued
Shares Value
Fulton Financial Corp. (Banks) 2,165 $ 46,742
Funko, Inc.
*
- Class A (Leisure Products) 462 2,037
FutureFuel Corp. (Oil, Gas & Consumable Fuels) 286 1,424
FVCBankcorp , Inc. (Banks) 174 2,725
Gaia, Inc.
*
(Retail - Discretionary) 191 598
Gambling.com Group, Ltd.
*
(Media) 210 809
Gannett Co., Inc.
*
(Media) 1,591 11,503
Garret Motion, Inc. (Automotive) 2,004 51,322
GATX Corp. (Trading Companies & Distributors) 406 79,544
GBank Financial Holdings, Inc.
*
(Specialty Finance) 102 3,004
GCM Grosvenor, Inc. - Class A (Capital Markets) 692 7,557
Genco Shipping & Trading, Ltd. (Marine Transportation) 356 8,629
Gencor Industries, Inc.
*
(Machinery) 116 1,726
GeneDx Holdings Corp.
*
(Health Care Providers &
Services) 213 13,396
Genesco, Inc.
*
(Specialty Retail) 112 3,975
Genie Energy, Ltd. - Class B (Electric Utilities) 237 3,311
Genius Sports Ltd.
*
(Leisure Facilities & Services) 2,469 10,765
Gentherm , Inc.
*
(Automobile Components) 340 10,234
Genworth Financial, Inc.
*
- Class A (Insurance) 4,461 39,212
German American Bancorp, Inc. (Banks) 410 17,659
Geron Corp.
*
(Biotechnology) 6,161 9,488
Getty Images Holdings, Inc.
*
(Interactive Media &
Services) 901 694
Getty Realty Corp. (Retail REITs) 609 20,170
Gevo , Inc.
*
(Renewable Energy) 2,641 5,044
Gibraltar Industries, Inc.
*
(Building Products) 335 13,075
GigaCloud Technology, Inc.
*
- Class A (Distributors) 270 12,013
G-III Apparel Group, Ltd. (Textiles, Apparel & Luxury
Goods) 411 12,819
Ginkgo Bioworks Holdings, Inc.
*
(Health Care Facilities
& Services) 480 4,061
Glacier Bancorp, Inc. (Banks) 1,449 71,073
Gladstone Commercial Corp. (Equity REIT
- Diversified) 546 6,885
Gladstone Land Corp. (Specialized REITs) 396 3,798
Glaukos Corp.
*
(Health Care Equipment & Supplies) 630 90,513
Global Business Travel Group, Inc.
*
(Hotels, Restaurants
& Leisure) 1,474 8,638
Global Industrial Co. (Trading Companies &
Distributors) 162 5,364
Global Medical REIT, Inc. (Health Care REITs) 144 5,050
Global Net Lease, Inc. (Equity REIT - Diversified) 2,236 21,376
Global Water Resources, Inc. (Water Utilities) 165 1,173
Globalstar , Inc.
*
(Telecommunications) 565 46,499
Gogo, Inc.
*
(Wireless Telecommunication Services) 883 3,691
GoHealth , Inc.
*
- Class A (Insurance) 109 123
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels) 1,101 60,544
Gold.com, Inc. (Distributors) 213 9,625
Goosehead Insurance, Inc.
*
- Class A (Insurance) 267 11,959
Gossamer Bio, Inc.
*
(Biotechnology) 2,170 798
GPGI, Inc. - Class A (Technology Hardware, Storage &
Peripherals) 2,007 30,968
Graham Corp.
*
(Machinery) 117 11,138
Graham Holdings Co. - Class B (Diversified Consumer
Services) 36 40,410
GRAIL, Inc.
*
(Biotechnology) 397 21,629
Granite Construction, Inc. (Construction & Engineering) 493 67,576
Granite Ridge Resources, Inc. (Oil, Gas & Consumable
Fuels) 611 3,684
Gray Television, Inc. (Media) 993 5,601
Great Southern Bancorp, Inc. (Banks) 93 6,344
Green Brick Partners, Inc.
*
(Household Durables) 352 23,739
Green Dot Corp.
*
- Class A (Consumer Finance) 610 7,656
Green Plains, Inc.
*
(Oil, Gas & Consumable Fuels) 773 13,435

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Greene County Bancorp, Inc. (Banks) 79 $ 1,900
Greenlight Capital Re, Ltd.
*
- Class A (Insurance) 295 5,404
Greenwich Lifesciences, Inc.
*
(Biotechnology) 71 1,677
Greif, Inc. - Class A (Containers & Packaging) 271 17,680
Greif, Inc. - Class B (Containers & Packaging) 52 4,172
Grid Dynamics Holdings, Inc.
*
(IT Services) 755 4,296
Griffon Corp. (Building Products) 433 39,477
Grindr, Inc.
*
(Interactive Media & Services) 354 4,733
Grocery Outlet Holding Corp.
*
(Consumer Staples
Distribution & Retail) 1,068 8,448
Group 1 Automotive, Inc. (Specialty Retail) 133 47,464
Groupon, Inc.
*
(Broadline Retail) 287 4,078
Guardant Health, Inc.
*
(Health Care Providers &
Services) 1,400 121,912
Guardian Pharmacy Services, Inc.
*
- Class A (Consumer
Staples Distribution & Retail) 254 9,423
Gulfport Energy Corp.
*
(Oil, Gas & Consumable Fuels) 180 34,657
Gyre Therapeutics, Inc.
*
(Biotechnology) 134 1,029
H.B. Fuller Co. (Chemicals) 617 37,341
H2O America (Water Utilities) 377 21,184
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 1,410 59,150
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 530 31,848
Hallador Energy Co.
*
(Oil, Gas & Consumable Fuels) 383 5,948
Hamilton Beach Brands Holding Co. - Class A
(Household Durables) 79 1,644
Hamilton Insurance Group, Ltd. - Class B (Insurance) 498 16,319
Hancock Whitney Corp. (Banks) 942 63,594
Hanmi Financial Corp. (Banks) 334 9,990
Hanover Bancorp, Inc. (Banking) 51 1,210
Harmonic, Inc.
*
(Communications Equipment) 1,253 14,322
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 493 15,411
Harrow, Inc.
*
(Pharmaceuticals) 355 14,388
Haverty Furniture Cos., Inc. (Specialty Retail) 152 3,365
Hawaiian Electric Industries, Inc.
*
(Electric Utilities) 1,845 27,804
Hawkins, Inc. (Chemicals) 220 36,839
Hawthorn Bancshares, Inc. (Banking) 64 2,152
HBT Financial, Inc. (Banks) 130 3,609
HCI Group, Inc. (Insurance) 121 18,582
Health Catalyst, Inc.
*
(Health Care Technology) 723 904
Healthcare Services Group, Inc.
*
(Commercial Services
& Supplies) 794 17,000
HealthEquity, Inc.
*
(Health Care Providers & Services) 951 78,011
HealthStream, Inc. (Health Care Technology) 268 5,564
HeartFlow , Inc.
*
(Health Care Technology) 225 6,696
Heartland Express, Inc. (Ground Transportation) 494 6,610
Hecla Mining Co. (Metals & Mining) 7,176 129,311
Helen of Troy, Ltd.
*
(Household Durables) 258 5,973
Helios Technologies, Inc. (Machinery) 375 25,650
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 1,570 16,250
Helmerich & Payne, Inc. (Energy Equipment &
Services) 1,116 45,064
Herbalife, Ltd.
*
(Personal Care Products) 1,155 19,173
Herc Holdings, Inc. (Trading Companies & Distributors) 370 46,960
Heritage Financial Corp. (Banks) 385 10,595
Heritage Insurance Holdings, Inc.
*
(Insurance) 278 8,151
Heron Therapeutics, Inc.
*
(Biotechnology) 1,735 2,082
Hertz Global Holdings, Inc.
*
(Ground Transportation) 1,348 8,573
HF Foods Group, Inc.
*
(Consumer Staples Distribution
& Retail) 455 878
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels) 253 1,715
Hillman Solutions Corp.
*
(Machinery) 2,234 18,229
Hilltop Holdings, Inc. (Banks) 490 18,458
Common Stocks, continued
Shares Value
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 686 $ 32,221
Himalaya Shipping, Ltd. (Marine Transportation) 315 4,297
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 2,313 62,844
Hingham Institution for Savings (Banks) 18 5,116
Hippo Holdings, Inc.
*
(Insurance) 201 5,292
HireQuest , Inc. (Professional Services) 62 717
HNI Corp. (Commercial Services & Supplies) 794 29,013
Holley, Inc.
*
(Automobile Components) 865 2,855
Hologic, Inc.
*
(Biotechnology) 269 3,658
Home Bancorp, Inc. (Banks) 77 4,789
Home BancShares , Inc. (Banks) 2,125 57,099
HomeTrust Bancshares, Inc. (Banks) 178 8,129
Hope Bancorp, Inc. (Banks) 1,395 17,368
Horace Mann Educators Corp. (Insurance) 459 20,857
Horizon Bancorp, Inc. (Banks) 567 10,263
Hovnanian Enterprises, Inc.
*
- Class A (Household
Durables) 54 6,072
Hub Group, Inc. - Class A (Air Freight & Logistics) 675 29,585
Hudson Pacific Properties, Inc.
*
(Office REITs) 600 5,526
Hudson Technologies, Inc.
*
(Trading Companies &
Distributors) 434 2,717
Humacyte , Inc.
*
(Biotechnology) 1,829 1,540
Huron Consulting Group, Inc.
*
(Professional Services) 192 25,088
Hut 8 Corp.
*
(Software) 1,105 83,736
Hyliion Holdings Corp.
*
(Machinery) 1,400 2,674
Hyster-Yale, Inc. - Class A (Machinery) 139 5,486
I3 Verticals, Inc.
*
- Class A (Financial Services) 251 5,660
IBEX Holdings, Ltd.
*
(Professional Services) 113 3,136
Ibotta, Inc.
*
- Class A (Media) 126 4,435
ICF International, Inc. (Professional Services) 206 14,762
Ichor Holdings, Ltd.
*
(Semiconductors & Semiconductor
Equipment) 384 25,332
ICU Medical, Inc.
*
(Health Care Equipment & Supplies) 272 32,422
Idaho Strategic Resources, Inc.
*
(Metals & Mining) 168 7,081
Ideaya Biosciences, Inc.
*
(Biotechnology) 955 27,791
IDT Corp. - Class B (Diversified Telecommunication
Services) 184 9,228
IES Holdings, Inc.
*
(Construction & Engineering) 102 65,696
iHeartMedia, Inc.
*
- Class A (Media) 1,374 8,203
IMAX Corp.
*
(Entertainment) 493 18,744
Immersion Corp. (Technology Hardware, Storage &
Peripherals) 318 1,949
ImmunityBio , Inc.
*
(Biotechnology) 3,333 23,664
Immunome, Inc.
*
(Biotechnology) 1,153 26,450
Immunovant , Inc.
*
(Biotechnology) 919 24,946
Impinj , Inc.
*
(Semiconductors & Semiconductor
Equipment) 316 45,795
Independence Realty Trust, Inc. (Residential REITs) 2,713 44,250
Independent Bank Corp. (Banks) 561 43,752
Independent Bank Corp. (Banks) 226 7,505
indie Semiconductor, Inc.
*
- Class A (Semiconductors &
Semiconductor Equipment) 2,258 10,184
Indivior Pharmaceuticals, Inc.
*
(Pharmaceuticals) 1,367 50,278
Industrial Logistics Properties Trust (Industrial REITs) 628 4,666
Infinity Natural Resources, Inc.
*
- Class A (Oil & Gas
Producers) 183 2,981
Information Services Group, Inc. (IT Services) 400 1,632
Ingevity Corp.
*
(Chemicals) 407 31,009
Ingles Markets, Inc. - Class A (Consumer Staples
Distribution & Retail) 166 15,184
Inhibikase Therapeutics, Inc.
*
(Biotech & Pharma) 1,211 2,289
Inhibrx Biosciences, Inc.
*
(Biotechnology) 102 13,179
Inmune Bio, Inc.
*
(Biotechnology) 254 363

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Innodata, Inc.
*
(Professional Services) 346 $ 14,612
Innospec, Inc. (Chemicals) 280 21,353
Innovage Holding Corp.
*
(Health Care Providers &
Services) 229 1,866
Innovative Industrial Properties, Inc. (Industrial REITs) 313 16,980
Innovex International, Inc.
*
(Energy Equipment &
Services) 437 12,135
Innoviva , Inc.
*
(Pharmaceuticals) 845 19,427
Innventure , Inc.
*
(Capital Markets) 585 3,808
Inogen , Inc.
*
(Health Care Equipment & Supplies) 270 1,920
Inseego Corp.
*
(Technology Hardware) 150 2,735
Insight Enterprises, Inc.
*
(Electronic Equipment,
Instruments & Components) 329 23,984
Insperity, Inc. (Professional Services) 408 14,513
Inspired Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 282 1,980
Installed Building Products, Inc. (Household Durables) 262 75,600
Insteel Industries, Inc. (Building Products) 210 5,498
Intapp , Inc.
*
(Software) 645 14,480
Integer Holdings Corp.
*
(Health Care Equipment &
Supplies) 389 34,430
Integra LifeSciences Holdings Corp.
*
(Health Care
Equipment & Supplies) 756 7,968
Intellia Therapeutics, Inc.
*
(Biotechnology) 1,251 16,863
InterDigital , Inc. (Software) 292 86,595
Interface, Inc. (Commercial Services & Supplies) 654 18,234
International Bancshares Corp. (Banks) 615 44,120
International Game Technology PLC (Hotels,
Restaurants & Leisure) 1,183 15,533
International Money Express, Inc.
*
(Financial Services) 309 4,916
International Seaways, Inc. (Oil, Gas & Consumable
Fuels) 453 37,576
Interparfums , Inc. (Personal Care Products) 206 18,791
Intrepid Potash, Inc.
*
(Chemicals) 121 4,788
Intuitive Machines, Inc.
*
(Aerospace & Defense) 1,252 31,738
InvenTrust Properties Corp. (Retail REITs) 880 28,266
Invesco Mortgage Capital, Inc. (Mortgage REITs) 869 7,065
Investar Holding Corp. (Banks) 145 4,018
Investors Title Co. (Insurance) 16 3,788
IonQ , Inc.
*
(Technology Hardware, Storage &
Peripherals) 3,892 175,608
Iovance Biotherapeutics, Inc.
*
(Biotechnology) 3,807 12,792
iRadimed Corp. (Health Care Equipment & Supplies) 91 7,593
IRhythm Holdings, Inc.
*
(Health Care Equipment &
Supplies) 359 46,368
Ironwood Pharmaceuticals, Inc.
*
(Biotechnology) 1,806 7,450
Ispire Technology, Inc.
*
(Tobacco) 215 297
Itron , Inc.
*
(Electronic Equipment, Instruments &
Components) 512 42,906
Ivanhoe Electric, Inc.
*
(Metals & Mining) 1,202 15,422
J & J Snack Foods Corp. (Food Products) 171 15,092
J Jill, Inc. (Specialty Retail) 81 1,032
Jack in the Box, Inc.
*
(Hotels, Restaurants & Leisure) 198 2,495
Jackson Financial, Inc. - Class A (Financial Services) 762 88,218
Jade Biosciences, Inc.
*
(Biotech & Pharma) 359 8,760
JAKKS Pacific, Inc. (Leisure Products) 102 2,220
James River Group Holdings, Inc. (Insurance) 416 2,579
Janus International Group, Inc.
*
(Building Products) 1,531 7,961
Janux Therapeutics, Inc.
*
(Biotechnology) 483 6,941
JBG SMITH Properties (Office REITs) 675 10,125
Jefferson Capital, Inc. (Consumer Finance) 251 5,206
JELD-WEN Holding, Inc.
*
(Building Products) 963 1,319
JetBlue Airways Corp.
*
(Passenger Airlines) 3,350 15,594
Joby Aviation, Inc.
*
(Passenger Airlines) 6,607 60,718
John B. Sanfilippo & Son, Inc. (Food Products) 87 7,116
Common Stocks, continued
Shares Value
John Bean Technologies Corp. (Machinery) 589 $ 69,561
John Marshall Bancorp, Inc. (Banks) 143 3,003
John Wiley & Sons, Inc. - Class A (Media) 453 18,540
Johnson Outdoors, Inc. - Class A (Leisure Products) 66 3,474
Journey Medical Corp.
*
(Biotech & Pharma) 235 1,210
Kadant , Inc. (Machinery) 133 38,986
Kaiser Aluminum Corp. (Metals & Mining) 181 30,848
Kaltura, Inc.
*
(Software) 894 1,225
KalVista Pharmaceuticals, Inc.
*
(Biotechnology) 433 11,544
Karat Packaging, Inc. (Trading Companies &
Distributors) 97 2,783
KB Home (Household Durables) 695 36,828
Kearney Financial Corp. (Banks) 647 5,202
Kelly Services, Inc. - Class A (Professional Services) 347 3,387
Kennametal, Inc. (Machinery) 860 33,291
Kennedy-Wilson Holdings, Inc. (Real Estate
Management & Development) 1,364 14,868
Keros Therapeutics, Inc.
*
(Biotechnology) 328 3,647
Kestra Medical Technologies Ltd.
*
(Medical Equipment
& Devices) 302 6,258
Kforce , Inc. (Professional Services) 197 8,906
Kimball Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 274 7,401
KinderCare Learning Cos., Inc.
*
(Diversified Consumer
Services) 358 1,407
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels) 526 26,584
Kingstone Companies, Inc. (Insurance) 122 2,034
Kingsway Financial Services, Inc.
*
(Insurance) 238 2,561
Kite Realty Group Trust (Retail REITs) 2,454 64,196
KKR Real Estate Finance Trust, Inc. (Mortgage REITs) 623 3,819
Knife River Corp.
*
(Construction Materials) 646 59,787
Knowles Corp.
*
(Electronic Equipment, Instruments &
Components) 964 30,067
Kodiak Gas Services, Inc. (Energy Equipment &
Services) 942 63,868
Kodiak Sciences, Inc.
*
(Biotechnology) 427 18,566
Kohl's Corp. (Broadline Retail) 1,230 17,429
Kolibri Global Energy, Inc.
*
(Oil & Gas Producers) 338 1,940
Kontoor Brands, Inc. (Textiles, Apparel & Luxury
Goods) 622 45,631
Kopin Corp.
*
(Technology Hardware) 1,928 8,599
Koppers Holdings, Inc. (Chemicals) 212 8,656
Korn Ferry (Professional Services) 591 39,266
Korro Bio, Inc.
*
(Biotechnology) 75 1,012
KORU Medical Systems, Inc.
*
(Medical Equipment &
Devices) 490 1,955
Kosmos Energy, Ltd.
*
(Oil, Gas & Consumable Fuels) 5,352 16,484
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 2,042 128,748
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure) 873 3,440
Kronos Worldwide, Inc. (Chemicals) 246 1,830
Krystal Biotech, Inc.
*
(Biotechnology) 280 73,433
Kulicke & Soffa Industries, Inc. (Semiconductors &
Semiconductor Equipment) 574 49,077
KULR Technology Group, Inc.
*
(Technology Hardware) 481 1,241
Kura Oncology, Inc.
*
(Biotechnology) 909 8,026
Kura Sushi USA, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 76 4,185
Kymera Therapeutics, Inc.
*
(Biotechnology) 647 52,452
L.B. Foster Co.
*
- Class A (Machinery) 112 3,428
Ladder Capital Corp. (Mortgage REITs) 1,288 13,241
Lakeland Financial Corp. (Banks) 281 17,006
Lakeland Industries, Inc. (Apparel & Textile Products) 99 1,007
Lancaster Colony Corp. (Food Products) 227 29,574
Landmark BanCorp , Inc. (Banking) 53 1,406

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Lands' End, Inc.
*
(Specialty Retail) 104 $ 1,174
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 738 62,450
Larimar Therapeutics, Inc.
*
(Biotechnology) 533 2,164
Latham Group, Inc.
*
(Leisure Products) 563 3,417
Laureate Education, Inc.
*
- CLASS A (Diversified
Consumer Services) 1,434 43,156
La-Z-Boy, Inc. (Household Durables) 468 16,258
LB Pharmaceuticals, Inc.
*
(Pharmaceuticals) 217 6,881
LCI Industries (Automobile Components) 267 31,832
LCNB Corp. (Banks) 152 2,464
Legacy Housing Corp.
*
(Household Durables) 97 2,110
Legalzoom.com, Inc.
*
(Commercial Support Services) 1,407 9,075
Legence Corporation
*
(Construction & Engineering) 576 50,089
Leggett & Platt, Inc. (Household Durables) 1,504 16,348
LeMaitre Vascular, Inc. (Health Care Equipment &
Supplies) 236 25,901
Lemonade, Inc.
*
(Insurance) 697 39,478
LendingClub Corp.
*
(Consumer Finance) 1,290 22,020
LendingTree, Inc.
*
(Consumer Finance) 127 6,298
LENSAR, Inc.
*
(Medical Equipment & Devices) 108 565
LENZ Therapeutics, Inc.
*
(Biotechnology) 226 2,029
Lexeo Therapeutics, Inc.
*
(Biotechnology) 745 4,243
LGI Homes, Inc.
*
(Household Durables) 232 11,361
Liberty Energy, Inc. (Energy Equipment & Services) 1,781 60,180
Liberty Latin America, Ltd.
*
- Class A (Diversified
Telecommunication Services) 329 2,671
Liberty Latin America, Ltd.
*
- Class C (Diversified
Telecommunication Services) 1,565 13,005
Life Time Group Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 1,705 45,711
Life360, Inc.
*
(Software) 234 10,083
Lifecore Biomedical, Inc.
*
(Life Sciences Tools &
Services) 317 1,607
LifeMD , Inc.
*
(Health Care Technology) 451 2,111
LifeStance Health Group, Inc.
*
(Health Care Providers
& Services) 1,876 14,201
Lifevantage Corporation (Food Products) 123 621
Lifeway Foods, Inc.
*
(Food Products) 57 1,530
Lifezone Metals, Ltd.
*
(Metals & Mining) 368 2,017
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 219 50,250
Lightbridge Corp.
*
(Electrical Equipment) 329 4,293
Limbach Holdings, Inc.
*
(Construction & Engineering) 119 11,873
Limoneira Co. (Food Products) 188 2,393
Lincoln Educational Services Corp.
*
(Diversified
Consumer Services) 333 13,700
Lindblad Expeditions Holdings, Inc.
*
(Hotels,
Restaurants & Leisure) 431 7,986
Lindsay Corp. (Machinery) 118 13,212
Lionsgate Studios Corp.
*
(Entertainment) 2,311 28,749
Liquidia Corp.
*
(Pharmaceuticals) 737 28,898
Liquidity Services, Inc.
*
(Commercial Services &
Supplies) 262 9,340
LivaNova PLC
*
(Health Care Equipment & Supplies) 615 36,962
Live Oak Bancshares, Inc. (Banks) 400 15,040
LiveRamp Holdings, Inc.
*
(Software) 707 20,666
Livewire Group, Inc.
*
(Automobiles) 134 244
loanDepot , Inc.
*
(Specialty Finance) 1,135 1,759
Logistic Properties Of The Americas
*
(Real Estate
Owners & Developers) 38 136
LSB Industries, Inc.
*
(Chemicals) 606 9,029
LSI Industries, Inc. (Electrical Equipment) 311 7,560
LTC Properties, Inc. (Health Care REITs) 533 20,371
Lucid Diagnostics, Inc.
*
(Medical Equipment & Devices) 1,019 1,090
Common Stocks, continued
Shares Value
Lumen Technologies, Inc.
*
(Diversified
Telecommunication Services) 10,760 $ 95,118
Lument Finance Trust, Inc. (Specialty Finance) 516 614
Lumexa Imaging Holdings, Inc.
*
(Health Care Facilities
& Services) 286 2,737
Luxfer Holdings PLC (Machinery) 301 4,530
LXP Industrial Trust (Industrial REITs) 658 33,505
M/I Homes, Inc.
*
(Household Durables) 294 38,658
Mack-Cali Realty Corp. (Residential REITs) 896 16,997
Madison Square Garden Entertainment Corp.
*
(Entertainment) 447 29,913
Madrigal Pharmaceuticals, Inc.
*
(Biotechnology) 193 99,855
Magnera Corp.
*
(Forestry, Paper & Wood Products) 366 3,653
Magnite , Inc.
*
(Media) 1,605 20,567
Magnolia Oil & Gas Corp. - Class A (Oil, Gas &
Consumable Fuels) 2,041 61,720
MainStreet Bancshares, Inc. (Banking) 77 1,803
Malibu Boats, Inc.
*
- Class A (Leisure Products) 208 5,325
Mama's Creations, Inc.
*
(Food Products) 415 5,889
Mammoth Energy Services, Inc.
*
(Energy Equipment &
Services) 276 789
Mannkind Corp.
*
(Biotechnology) 3,458 9,786
MapLight Therapeutics, Inc.
*
(Biotechnology) 218 6,948
MARA Holdings, Inc.
*
(Software) 4,279 51,305
Maravai LifeSciences Holdings, Inc.
*
- Class A (Life
Sciences Tools & Services) 1,235 4,545
Marcus & Millichap, Inc. (Real Estate Management &
Development) 270 7,503
Marex Group PLC (Institutional Financial Services) 621 33,130
Marine Products Corp. (Leisure Products) 100 792
MarineMax , Inc.
*
(Specialty Retail) 219 6,294
MarketWise , Inc. (Capital Markets) 19 320
Marqeta , Inc.
*
- Class A (Financial Services) 4,044 17,551
Marriott Vacations Worldwide Corp. (Hotels, Restaurants
& Leisure) 314 22,611
Marten Transport, Ltd. (Ground Transportation) 659 9,938
Masterbrand, Inc.
*
(Building Products) 1,434 12,877
MasterCraft Boat Holdings, Inc.
*
(Leisure Products) 179 4,180
Materion Corp. (Metals & Mining) 234 43,012
Mativ Holdings, Inc. (Chemicals) 610 5,661
Matrix Service Co.
*
(Construction & Engineering) 305 4,124
Matson, Inc. (Marine Transportation) 347 60,527
Matthews International Corp. - Class A (Commercial
Services & Supplies) 335 9,561
Maui Land & Pineapple Co., Inc.
*
(Real Estate
Management & Development) 77 1,195
MaxCyte, Inc.
*
(Life Sciences Tools & Services) 1,144 1,007
Maximus, Inc. (Professional Services) 616 40,422
MaxLinear , Inc.
*
(Semiconductors & Semiconductor
Equipment) 919 65,019
Mayville Engineering Co., Inc.
*
(Machinery) 148 3,376
Maze Therapeutics, Inc.
*
(Biotechnology) 298 7,921
MBIA, Inc.
*
(Insurance) 517 3,019
MBX Biosciences, Inc.
*
(Pharmaceuticals) 320 9,670
McGrath RentCorp (Trading Companies & Distributors) 277 30,622
McGraw Hill, Inc.
*
(Diversified Consumer Services) 326 3,941
Mechanics Bancorp (Banks) 547 8,076
Medallion Financial Corp. (Consumer Finance) 183 1,676
MediaAlpha , Inc.
*
- Class A (Interactive Media &
Services) 383 3,259
Medifast , Inc.
*
(Personal Care Products) 122 1,326
MediWound , Ltd.
*
(Pharmaceuticals) 110 1,815
MeiraGTx Holdings PLC
*
(Biotechnology) 510 4,702
Mercantile Bank Corp. (Banks) 189 9,698
Merchants Bancorp (Financial Services) 293 13,636

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Mercury General Corp. (Insurance) 303 $ 29,485
Mercury Systems, Inc.
*
(Aerospace & Defense) 614 48,451
Meridian Corporation (Banking) 105 1,976
Meridian Holdings, Inc.
*
(Entertainment) 24 237
Merit Medical Systems, Inc.
*
(Health Care Equipment &
Supplies) 660 44,999
Meritage Homes Corp. (Household Durables) 761 51,246
Mesa Laboratories, Inc. (Life Sciences Tools & Services) 59 5,900
Methode Electronics, Inc. (Electronic Equipment,
Instruments & Components) 377 3,024
Metrocity Bankshares , Inc. (Banks) 251 8,029
Metropolitan Bank Holding Corp. (Banks) 100 8,835
MFA Financial, Inc. (Mortgage REITs) 1,162 11,911
MGE Energy, Inc. (Electric Utilities) 417 33,452
MGP Ingredients, Inc. (Beverages) 160 3,190
Miami International Holdings, Inc.
*
(Capital Markets) 278 12,924
Microvast Holdings, Inc.
*
(Automotive) 2,246 4,335
MicroVision , Inc.
*
(Electronic Equipment, Instruments &
Components) 3,450 2,265
Mid Penn Bancorp, Inc. (Banks) 220 7,253
Middlesex Water Co. (Water Utilities) 206 10,481
Midland States Bancorp, Inc. (Banks) 230 5,982
Miller Industries, Inc. (Machinery) 125 5,999
MillerKnoll , Inc. (Commercial Services & Supplies) 772 12,414
MiMedx Group, Inc.
*
(Biotechnology) 1,337 4,492
Minerals Technologies, Inc. (Chemicals) 355 25,539
Mineralys Therapeutics, Inc.
*
(Biotechnology) 538 14,338
Mirion Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 2,702 53,365
Mirum Pharmaceuticals, Inc.
*
(Biotechnology) 476 46,320
Mission Produce, Inc.
*
(Food Products) 481 6,667
Mister Car Wash, Inc.
*
(Diversified Consumer Services) 1,119 7,923
Mistras Group, Inc.
*
(Professional Services) 124 2,341
Mitek Systems, Inc.
*
(Software) 501 6,994
Mobile Infrastructure Corp.
*
(Real Estate Owners &
Developers) 148 272
Modine Manufacturing Co.
*
(Automobile Components) 591 150,487
Modiv Industrial, Inc. (Retail REITs) 107 1,709
Moelis & Co. - Class A (Capital Markets) 839 54,636
Monarch Casino & Resort, Inc. (Hotels, Restaurants &
Leisure) 144 17,091
Monopar Therapeutics, Inc.
*
(Biotech & Pharma) 49 2,555
Monro, Inc. (Specialty Retail) 318 5,584
Montauk Renewables, Inc.
*
(Independent Power/
Renewable Electricity Producers) 761 1,111
Monte Rosa Therapeutics, Inc.
*
(Biotechnology) 683 13,079
Montrose Environmental Group, Inc.
*
(Commercial
Services & Supplies) 373 7,852
Moog, Inc. - Class A (Aerospace & Defense) 317 95,515
Motorcar Parts of America, Inc.
*
(Automotive) 151 1,694
Movado Group, Inc. (Textiles, Apparel & Luxury Goods) 172 4,685
M-Tron Industries, Inc.
*
(Electrical Equipment) 37 2,471
Mueller Water Products, Inc. - Class A (Machinery) 1,760 49,086
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 1,524 63,642
MVB Financial Corp. (Banks) 127 3,319
Myers Industries, Inc. (Containers & Packaging) 419 8,636
Myomo , Inc.
*
(Medical Equipment & Devices) 410 352
MYR Group, Inc.
*
(Construction & Engineering) 174 70,437
Myriad Genetics, Inc.
*
(Biotechnology) 1,040 4,940
N-able, Inc.
*
(Software) 804 4,165
Nabors Industries, Ltd.
*
(Energy Equipment & Services) 160 16,418
NACCO Industries, Inc. - Class A (Oil, Gas &
Consumable Fuels) 45 2,168
NANO Nuclear Energy, Inc.
*
(Electrical Equipment) 451 10,544
Common Stocks, continued
Shares Value
Nano-X Imaging, Ltd.
*
(Health Care Providers &
Services) 789 $ 1,349
Napco Security Technologies, Inc. (Electronic
Equipment, Instruments & Components) 390 18,233
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure) 33 3,313
National Bank Holdings Corp. - Class A (Banks) 428 18,276
National Bankshares , Inc. (Banks) 69 2,470
National Beverage Corp.
*
(Beverages) 270 9,239
National CineMedia , Inc. (Media) 750 2,543
National Energy Services Reunited Corp.
*
(Oil & Gas
Services & Equipment) 758 18,904
National Health Investors, Inc. (Health Care REITs) 531 40,839
National HealthCare Corp. (Health Care Providers &
Services) 143 24,780
National Presto Industries, Inc. (Aerospace & Defense) 58 8,111
National Research Corp. (Health Care Providers &
Services) 134 2,206
National Vision Holdings, Inc.
*
(Specialty Retail) 879 20,410
Natural Gas Services Group, Inc. (Energy Equipment &
Services) 114 4,639
Natural Grocers by Vitamin Cottage, Inc. (Consumer
Staples Distribution & Retail) 144 4,170
Nature's Sunshine Products, Inc.
*
(Personal Care
Products) 187 5,079
Navan, Inc.
*
(Hotels, Restaurants & Leisure) 422 7,381
Navient Corp. (Consumer Finance) 767 7,087
Navigator Holdings Ltd. (Transportation & Logistics) 324 7,063
Navitas Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 2,292 37,818
NB Bancorp, Inc. (Banks) 450 8,834
NBT Bancorp, Inc. (Banks) 577 25,209
NCR Atleos Corp.
*
(Financial Services) 826 36,658
NCR Voyix Corp.
*
(Software) 1,570 10,817
Nelnet, Inc. - Class A (Consumer Finance) 146 20,688
Neogen Corp.
*
(Health Care Equipment & Supplies) 2,466 23,180
NeoGenomics , Inc.
*
(Health Care Providers & Services) 1,455 13,473
Neonode , Inc.
*
(Technology Hardware) 145 241
NerdWallet, Inc.
*
- Class A (Consumer Finance) 447 4,845
Nerdy, Inc.
*
(Diversified Consumer Services) 682 610
NET Lease Office Properties (Office REITs) 168 2,194
Net Power, Inc.
*
(Electrical Equipment) 445 850
NETGEAR, Inc.
*
(Communications Equipment) 308 7,783
NetScout Systems, Inc.
*
(Communications Equipment) 788 26,556
NETSTREIT Corp. (Retail REITs) 948 19,500
Neurogene , Inc.
*
(Biotechnology) 128 3,340
Neuronetics , Inc.
*
(Health Care Facilities & Services) 423 821
NeuroPace , Inc.
*
(Health Care Equipment & Supplies) 287 4,839
New Fortress Energy, Inc.
*
(Oil & Gas Producers) 1,982 1,371
New Jersey Resources Corp. (Gas Utilities) 1,141 64,250
New York Community Bancorp, Inc. (Banks) 3,427 47,875
Newmark Group, Inc. - Class A (Real Estate
Management & Development) 1,713 27,614
Newsmax, Inc.
*
(Internet Media & Services) 537 3,383
NewtekOne , Inc. (Financial Services) 278 3,606
NexPoint Diversified Real Estate Trust (Equity REIT
- Diversified) 414 2,244
Nexpoint Real Estate Finance, Inc. (Mortgage REITs) 75 1,082
NexPoint Residential Trust, Inc. (Residential REITs) 254 7,338
NextDecade Corp.
*
(Oil, Gas & Consumable Fuels) 1,978 15,488
Nextdoor Holdings, Inc.
*
(Interactive Media & Services) 2,510 4,016
NextNav , Inc.
*
(Software) 1,068 19,790
NextNRG , Inc.
*
(Oil & Gas Producers) 498 184
Nextpower , Inc.
*
- Class A (Electrical Equipment) 1,646 196,088
Nexxen International Ltd.
*
(Advertising & Marketing) 351 2,577
NI Holdings, Inc.
*
(Insurance) 77 992

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Niagen Bioscience, Inc.
*
(Life Sciences Tools &
Services) 598 $ 2,829
Nicolet Bankshares , Inc. (Banks) 208 30,468
NioCorp Developments Ltd.
*
(Metals & Mining) 1,326 7,916
Nkarta , Inc.
*
(Biotechnology) 530 1,468
NL Industries, Inc. (Commercial Services & Supplies) 96 576
nLight , Inc.
*
(Electronic Equipment, Instruments &
Components) 537 37,509
NMI Holdings, Inc.
*
- Class A (Financial Services) 868 33,600
Noble Corp. PLC (Energy Equipment & Services) 1,425 72,717
Nordic American Tankers, Ltd. (Oil, Gas & Consumable
Fuels) 2,314 12,912
Northeast Bank (Banks) 84 10,445
Northeast Community Bancorp, Inc. (Banks) 140 3,359
Northern Oil and Gas, Inc. (Oil, Gas & Consumable
Fuels) 1,080 29,333
Northfield Bancorp, Inc. (Banks) 417 5,817
Northpointe Bancshares, Inc. (Banking) 232 4,136
Northrim Bancorp, Inc. (Banks) 245 6,010
Northwest Bancshares, Inc. (Banks) 1,638 22,654
Northwest Natural Holding Co. (Gas Utilities) 470 24,910
Northwest Pipe Co.
*
(Construction & Engineering) 107 10,522
NorthWestern Energy Group, Inc. (Multi-Utilities) 696 50,349
Norwood Financial Corp. (Banks) 112 3,278
NovaGold Resources, Inc.
*
(Metals & Mining) 3,170 25,550
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 408 52,848
Novavax, Inc.
*
(Biotechnology) 1,689 13,385
Novocure , Ltd.
*
(Health Care Equipment & Supplies) 1,146 17,431
NPK International, Inc.
*
(Energy Equipment & Services) 925 15,124
Nu Skin Enterprises, Inc. - Class A (Personal Care
Products) 546 3,986
Nurix Therapeutics, Inc.
*
(Biotechnology) 1,147 19,155
NuScale Power Corp.
*
(Electrical Equipment) 1,795 22,366
Nutex Health, Inc.
*
(Software) 57 6,794
Nuvalent , Inc.
*
- Class A (Biotechnology) 564 56,558
Nuvation Bio, Inc.
*
(Pharmaceuticals) 2,721 12,108
Nuvectis Pharma, Inc.
*
(Biotech & Pharma) 175 1,498
NVE Corp. (Semiconductors & Semiconductor
Equipment) 54 4,471
Oak Valley Bancorp (Banks) 77 2,547
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 1,115 41,857
OceanFirst Financial Corp. (Banks) 634 12,090
Octave Specialty Group, Inc.
*
(Insurance) 442 1,958
Ocular Therapeutix , Inc.
*
(Pharmaceuticals) 2,120 19,864
OFG Bancorp (Banks) 486 22,337
Ohio Valley Banc Corp. (Asset Management) 43 1,914
O-I Glass, Inc.
*
(Containers & Packaging) 1,734 15,797
Oil States International, Inc.
*
(Energy Equipment &
Services) 636 7,301
Oil- Dri Corp. of America (Household Products) 112 8,170
Oklo , Inc.
*
(Electric Utilities) 1,376 99,760
Olaplex Holdings, Inc.
*
(Personal Care Products) 1,587 3,222
Old National Bancorp (Banks) 3,951 94,704
Old Second Bancorp, Inc. (Banks) 568 11,706
Olema Pharmaceuticals, Inc.
*
(Biotechnology) 787 11,341
Omada Health, Inc.
*
(Health Care Providers & Services) 376 5,482
Omega Flex, Inc. (Machinery) 40 1,261
Omeros Corp.
*
(Pharmaceuticals) 774 11,300
OmniAb , Inc.
*
(Life Sciences Tools & Services) 1,255 1,744
Omnicell, Inc.
*
(Health Care Equipment & Supplies) 503 20,834
ONE Gas, Inc. (Gas Utilities) 676 60,313
One Liberty Properties, Inc. (Equity REIT - Diversified) 206 4,678
OneSpan , Inc. (Software) 427 4,945
Common Stocks, continued
Shares Value
OneSpaWorld Holdings, Ltd. (Diversified Consumer
Services) 1,127 $ 27,792
OneWater Marine, Inc.
*
(Specialty Retail) 131 1,230
Onity Group, Inc.
*
(Financial Services) 79 3,635
Ooma , Inc.
*
(Software) 286 4,668
OP Bancorp (Banking) 133 1,907
OPAL Fuels, Inc.
*
(Renewable Energy) 242 523
Open Lending Corp.
*
(Capital Markets) 1,144 2,013
OPENLANE, Inc.
*
(Commercial Services & Supplies) 1,187 37,319
OPKO Health, Inc.
*
(Health Care Providers & Services) 4,642 5,222
Oportun Financial Corp.
*
(Specialty Finance) 458 2,789
OppFi , Inc.
*
(Consumer Finance) 294 2,796
OptimizeRx Corp.
*
(Health Care Technology) 178 1,109
Option Care Health, Inc.
*
(Health Care Providers &
Services) 1,800 36,594
Orange County Bancorp, Inc. (Banks) 132 4,501
OraSure Technologies, Inc.
*
(Health Care Equipment &
Supplies) 787 2,392
Orchid Island Capital, Inc. (Mortgage REITs) 2,090 14,693
Organogenesis Holdings, Inc.
*
(Biotechnology) 773 1,817
ORIC Pharmaceuticals, Inc.
*
(Biotechnology) 746 7,370
Origin Bancorp, Inc. (Banks) 334 15,638
Orion Group Holdings, Inc.
*
(Construction &
Engineering) 426 5,802
Orion SA (Chemicals) 626 4,708
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 689 79,166
Orrstown Financial Services, Inc. (Banks) 210 7,715
Orthofix Medical, Inc.
*
(Health Care Equipment &
Supplies) 442 5,198
OrthoPediatrics Corp.
*
(Health Care Equipment &
Supplies) 191 2,876
Oruka Therapeutics Inc
*
(Biotechnology) 435 29,758
Oscar Health, Inc.
*
- Class A (Insurance) 2,288 42,236
OSI Systems, Inc.
*
(Electronic Equipment, Instruments
& Components) 178 51,072
Otter Tail Corp. (Electric Utilities) 435 38,819
Ouster, Inc.
*
(Electronic Equipment, Instruments &
Components) 639 17,227
Outfront Media, Inc. (Specialized REITs) 1,668 51,457
Outset Medical, Inc.
*
(Software) 193 824
Oxford Industries, Inc. (Textiles, Apparel & Luxury
Goods) 160 6,854
P10, Inc. - Class A (Capital Markets) 660 5,234
Pacific Biosciences of California, Inc.
*
(Life Sciences
Tools & Services) 3,116 4,954
Pacira BioSciences , Inc.
*
(Pharmaceuticals) 461 11,751
PACS Group, Inc.
*
(Health Care Providers & Services) 496 16,641
Pagaya Technologies, Ltd.
*
- Class A (Software) 681 9,459
PagerDuty, Inc.
*
(Software) 994 6,610
Pagseguro Digital, Ltd. - Class A (Financial Services) 2,021 20,250
Palladyne AI Corp.
*
(Machinery) 343 2,089
Palomar Holdings, Inc.
*
(Insurance) 297 35,753
Palvella Therapeutics, Inc.
*
(Biotechnology) 87 11,164
PAM Transportation Services, Inc.
*
(Ground
Transportation) 53 535
Pangaea Logistics Solutions, Ltd. (Marine
Transportation) 338 2,589
Papa John's International, Inc. (Hotels, Restaurants &
Leisure) 370 13,390
Par Pacific Holdings, Inc.
*
(Oil, Gas & Consumable
Fuels) 557 36,578
PAR Technology Corp.
*
(Electronic Equipment,
Instruments & Components) 452 6,075
Park Aerospace Corp. (Aerospace & Defense) 205 6,941

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Park National Corp. (Banks) 168 $ 28,928
Parke Bancorp, Inc. (Banks) 110 3,312
Park-Ohio Holdings Corp. (Machinery) 110 3,185
Pathward Financial, Inc. (Banks) 250 21,710
Patria Investments, Ltd. - Class A (Capital Markets) 746 9,631
Patrick Industries, Inc. (Automobile Components) 366 34,038
Patriot National Bancorp, Inc.
*
(Banking) 884 1,083
Patterson-UTI Energy, Inc. (Energy Equipment &
Services) 3,915 47,841
Payoneer Global, Inc.
*
(Financial Services) 3,142 15,647
Paysafe , Ltd.
*
(Financial Services) 357 3,227
Paysign , Inc.
*
(Financial Services) 398 2,611
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 945 40,975
PC Connection, Inc. (Electronic Equipment, Instruments
& Components) 126 8,031
PCB Bancorp (Banks) 121 2,920
PDF Solutions, Inc.
*
(Semiconductors & Semiconductor
Equipment) 359 15,383
Peabody Energy Corp. (Oil, Gas & Consumable Fuels) 1,381 36,817
Peakstone Realty Trust (Office REITs) 416 8,728
Peapack-Gladstone Financial Corp. (Banks) 181 7,557
Pebblebrook Hotel Trust (Hotel & Resort REITs) 1,270 17,844
Pediatrix Medical Group, Inc.
*
(Health Care Providers
& Services) 964 21,700
Peloton Interactive, Inc.
*
- Class A (Leisure Products) 4,469 24,356
Penguin Solutions, Inc.
*
(Semiconductors &
Semiconductor Equipment) 587 17,851
PennyMac Financial Services, Inc. (Financial Services) 329 29,705
PennyMac Mortgage Investment Trust (Mortgage
REITs) 984 11,985
Peoples Bancorp of North Carolina, Inc. (Banks) 47 1,853
Peoples Bancorp, Inc. (Banks) 394 13,554
Peoples Financial Services Corp. (Banks) 105 5,981
Perdoceo Education Corp. (Diversified Consumer
Services) 726 24,640
Perella Weinberg Partners (Capital Markets) 737 16,759
Perimeter Solutions SA
*
(Chemicals) 1,570 47,571
Perma-Fix Environmental Services, Inc.
*
(Commercial
Services & Supplies) 195 2,469
Perpetua Resources Corp.
*
(Metals & Mining) 979 27,030
Personalis , Inc.
*
(Health Care Facilities & Services) 566 3,124
Perspective Therapeutics, Inc.
*
(Biotechnology) 704 2,746
Petco Health & Wellness Co., Inc.
*
(Specialty Retail) 984 2,795
Phathom Pharmaceuticals, Inc.
*
(Pharmaceuticals) 523 5,858
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 231 12,285
Phillips Edison & Co., Inc. (Retail REITs) 1,425 57,235
Phinia , Inc. (Automobile Components) 430 31,025
Phoenix Education Partners, Inc. (Diversified Consumer
Services) 55 1,541
Photronics , Inc.
*
(Semiconductors & Semiconductor
Equipment) 644 31,865
Phreesia, Inc.
*
(Health Care Technology) 655 6,033
Picard Medical, Inc.
*
(Health Care Equipment &
Supplies) 59 27
Piedmont Office Realty Trust, Inc.
*
- Class A (Office
REITs) 1,403 11,729
Pioneer Bancorp, Inc.
*
(Banks) 125 1,779
Piper Sandler Cos (Institutional Financial Services) 788 68,714
Pitney Bowes, Inc. (Commercial Services & Supplies) 1,819 28,122
PJT Partners, Inc. - Class A (Capital Markets) 259 39,560
Planet Labs PBC
*
- Class A (Professional Services) 3,056 112,981
Playstudios , Inc.
*
(Entertainment) 1,011 420
Playtika Holding, Corp. (Entertainment Content) 637 2,329
Common Stocks, continued
Shares Value
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 300 $ 75,174
Plug Power, Inc.
*
(Electrical Equipment) 14,938 46,756
Plumas Bancorp (Banks) 73 3,724
Polaris, Inc. (Leisure Products) 601 39,827
Ponce Financial Group, Inc.
*
(Banks) 223 3,894
Porch Group, Inc.
*
(Software) 988 9,514
Portillo's, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 755 4,719
Portland General Electric Co. (Electric Utilities) 1,278 66,367
Postal Realty Trust, Inc. - Class A (Office REITs) 280 6,126
Powell Industries, Inc. (Electrical Equipment) 323 89,558
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 623 45,298
Power Solutions International, Inc.
*
(Machinery) 97 7,107
Powerfleet , Inc.
*
(Electronic Equipment, Instruments &
Components) 1,405 4,524
PRA Group, Inc.
*
(Consumer Finance) 439 9,566
Prairie Operating Co.
*
(Software) 388 466
Praxis Precision Medicines, Inc.
*
(Biotechnology) 291 92,780
Precigen , Inc.
*
(Biotechnology) 2,035 8,466
Preferred Bank (Banks) 132 12,504
Preformed Line Products Co. (Electrical Equipment) 28 9,303
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 542 30,525
PriceSmart , Inc. (Consumer Staples Distribution &
Retail) 290 45,507
Prime Medicine, Inc.
*
(Biotechnology) 1,162 4,119
PrimeEnergy Resources Corp.
*
(Oil, Gas & Consumable
Fuels) 5 1,108
Primis Financial Corp. (Banks) 237 3,474
Primoris Services Corp. (Construction & Engineering) 610 110,502
Princeton Bancorp, Inc. (Banks) 58 2,075
Priority Technology Holdings, Inc.
*
(Financial Services) 320 1,658
Privia Health Group, Inc.
*
(Health Care Providers &
Services) 1,311 32,578
ProAssurance Corp.
*
(Insurance) 575 14,203
PROCEPT BioRobotics Corp.
*
(Health Care Equipment
& Supplies) 601 14,448
Pro-Dex, Inc.
*
(Medical Equipment & Devices) 23 1,153
Proficient Auto Logistics, Inc.
*
(Ground Transportation) 274 2,014
ProFrac Holding Corp.
*
- Class A (Energy Equipment &
Services) 326 2,458
PROG Holdings, Inc. (Consumer Finance) 443 15,873
Progress Software Corp.
*
(Software) 473 13,173
Progyny, Inc.
*
(Health Care Providers & Services) 847 15,737
ProPetro Holding Corp.
*
(Energy Equipment & Services) 1,106 18,946
Protagonist Therapeutics, Inc.
*
(Biotechnology) 656 64,924
Protalix BioTherapeutics , Inc.
*
(Biotech & Pharma) 826 1,776
Protara Therapeutics, Inc.
*
(Biotech & Pharma) 581 3,097
Prothena Corp. PLC
*
(Biotechnology) 496 5,486
Proto Labs, Inc.
*
(Machinery) 268 17,369
Provident Financial Services, Inc. (Banks) 1,454 32,977
PTC Therapeutics, Inc.
*
(Biotechnology) 888 57,773
Public Policy Holding Company, Inc. (Commercial
Support Services) 47 659
PubMatic, Inc.
*
- Class A (Media) 433 4,235
Pulmonx Corp.
*
(Health Care Equipment & Supplies) 422 540
Pulse Biosciences, Inc.
*
(Health Care Equipment &
Supplies) 199 4,213
Puma Biotechnology, Inc.
*
(Biotechnology) 486 3,650
Pure Cycle Corp.
*
(Water Utilities) 236 2,723
PureCycle Technologies, Inc.
*
(Chemicals) 1,465 10,958
Q2 Holdings, Inc.
*
(Software) 702 35,627
QCR Holdings, Inc. (Banks) 184 16,637
Quad/Graphics, Inc. (Commercial Services & Supplies) 313 2,329
Quaker Chemical Corp. (Chemicals) 156 21,199

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Qualys, Inc.
*
(Software) 408 $ 35,467
Quanex Building Products Corp. (Building Products) 520 10,369
Quanterix Corp.
*
(Life Sciences Tools & Services) 474 1,484
Quantum Computing, Inc.
*
(Software) 2,273 20,503
Quantum-Si, Inc.
*
(Life Sciences Tools & Services) 1,908 1,871
QuidelOrtho Corp.
*
(Health Care Equipment & Supplies) 764 9,397
QuinStreet , Inc.
*
(Interactive Media & Services) 617 7,873
Rackspace Technology, Inc.
*
(IT Services) 971 1,418
Radian Group, Inc. (Financial Services) 1,529 54,784
Radiant Logistics, Inc.
*
(Air Freight & Logistics) 409 3,440
RadNet , Inc.
*
(Health Care Providers & Services) 770 43,544
Ramaco Resources, Inc.
*
- Class A (Metals & Mining) 468 6,950
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 1,217 140,089
Ranger Bermuda Topco Ltd.
*
(Insurance) 31 301
Ranger Energy Services, Inc. (Energy Equipment &
Services) 245 4,278
Ranpak Holdings Corp.
*
(Containers & Packaging) 531 2,703
Rapid7, Inc.
*
(Software) 735 4,337
Rapport Therapeutics, Inc.
*
(Pharmaceuticals) 331 10,966
Rayonier Advanced Materials, Inc.
*
(Chemicals) 727 6,899
RBB Bancorp (Banks) 183 4,414
RCI Hospitality Holdings, Inc. (Hotels, Restaurants &
Leisure) 81 2,027
RCM Technologies, Inc.
*
(Technology Services) 55 1,721
RE/MAX Holdings, Inc.
*
- Class A (Real Estate
Management & Development) 208 2,226
Ready Capital Corp. (Mortgage REITs) 1,654 3,126
Recursion Pharmaceuticals, Inc.
*
- Class A
(Biotechnology) 5,170 17,888
Red Cat Holdings, Inc.
*
(Aerospace & Defense) 1,168 13,689
Red River Bancshares, Inc. (Banks) 57 5,172
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants &
Leisure) 551 29,732
Red Violet, Inc.
*
(Software) 128 4,791
Redwire Corp.
*
(Aerospace & Defense) 1,196 10,991
Redwood Trust, Inc. (Mortgage REITs) 1,430 7,951
REGENXBIO, Inc.
*
(Biotechnology) 533 4,781
Regional Management Corp. (Consumer Finance) 102 3,810
Relay Therapeutics, Inc.
*
(Biotechnology) 1,587 20,568
Remitly Global, Inc.
*
(Financial Services) 1,932 42,291
Renasant Corp. (Banks) 1,063 42,403
Repay Holdings Corp.
*
(Financial Services) 762 2,888
Replimune Group, Inc.
*
(Biotechnology) 810 2,082
ReposiTrak , Inc. (Software) 139 1,359
Republic Bancorp, Inc. - Class A (Banks) 95 7,194
Reservoir Media, Inc.
*
(Entertainment) 230 2,314
Resideo Technologies, Inc.
*
(Building Products) 1,457 60,276
Resolute Holdings Management, Inc.
*
(Asset
Management) 48 6,532
Resources Connection, Inc. (Professional Services) 347 1,471
Revolve Group, Inc.
*
(Specialty Retail) 457 11,631
REX American Resources Corp.
*
(Oil, Gas &
Consumable Fuels) 324 15,714
Rezolute , Inc.
*
(Biotechnology) 819 2,621
Rezolve AI PLC
*
(Software) 2,506 6,440
RGC Resources, Inc. (Gas Utilities) 94 2,137
Rhinebeck Bancorp, Inc.
*
(Banking) 51 833
Rhythm Pharmaceuticals, Inc.
*
(Biotechnology) 597 48,572
Ribbon Communications, Inc.
*
(Communications
Equipment) 1,060 2,798
Richardson Electronics, Ltd. (Electronic Equipment,
Instruments & Components) 137 1,973
Richmond Mutual BanCorp , Inc. (Banking) 94 1,487
Richtech Robotics, Inc.
*
(Machinery) 1,913 4,706
Common Stocks, continued
Shares Value
Rigel Pharmaceuticals, Inc.
*
(Biotechnology) 201 $ 5,809
Rigetti Computing, Inc.
*
(Semiconductors &
Semiconductor Equipment) 3,685 64,303
Riley Exploration Permian, Inc. (Oil, Gas & Consumable
Fuels) 168 6,077
Rimini Street, Inc.
*
(Software) 553 1,886
Riot Platforms, Inc.
*
(Software) 3,933 67,805
Rithm Property Trust, Inc. (Mortgage REITs) 79 1,149
Riverview Bancorp, Inc. (Banking) 230 1,191
RLJ Lodging Trust (Hotel & Resort REITs) 1,400 11,536
Rocket Pharmaceuticals, Inc.
*
(Biotechnology) 957 3,330
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods) 79 2,897
Rogers Corp.
*
(Electronic Equipment, Instruments &
Components) 203 27,557
Root, Inc.
*
- Class A (Insurance) 139 7,573
RPC, Inc. (Energy Equipment & Services) 1,009 7,951
Rumble, Inc.
*
(Internet Media & Services) 1,204 9,067
Rush Enterprises, Inc. - Class A (Trading Companies &
Distributors) 689 51,007
Rush Enterprises, Inc. - Class B (Trading Companies &
Distributors) 97 7,067
Rush Street Interactive, Inc.
*
(Hotels, Restaurants &
Leisure) 1,033 29,027
RXO, Inc.
*
(Ground Transportation) 1,833 36,605
RxSight , Inc.
*
(Health Care Equipment & Supplies) 441 3,118
Ryerson Holding Corp. (Metals & Mining) 496 13,744
Ryman Hospitality Properties, Inc. (Hotel & Resort
REITs) 697 73,247
S&T Bancorp, Inc. (Banks) 421 18,579
Sable Offshore Corp.
*
(Oil, Gas & Consumable Fuels) 1,405 20,162
Sabra Health Care REIT, Inc. (Health Care REITs) 2,810 58,055
Sabre Corp.
*
(Hotels, Restaurants & Leisure) 4,182 7,653
Safe Builders, Inc. (Marine Transportation) 581 3,916
Safehold, Inc. (Specialized REITs) 633 10,141
Safety Insurance Group, Inc. (Insurance) 167 12,552
Sally Beauty Holdings, Inc.
*
(Specialty Retail) 1,119 15,867
Sana Biotechnology, Inc.
*
(Biotechnology) 1,897 6,241
Sanara Medtech , Inc.
*
(Health Care Equipment &
Supplies) 34 646
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) 355 5,520
Sanmina Corp.
*
(Electronic Equipment, Instruments &
Components) 602 131,128
SANUWAVE Health, Inc.
*
(Medical Equipment &
Devices) 84 1,375
Satellogic , Inc.
*
(Telecommunications) 939 6,066
Saul Centers, Inc. (Retail REITs) 139 4,786
Savara , Inc.
*
(Biotechnology) 1,653 8,662
Savers Value Village, Inc.
*
(Broadline Retail) 433 3,659
SB Financial Group, Inc. (Banking) 63 1,313
SBC Medical Group Holdings, Inc.
*
(Health Care
Facilities & Services) 130 429
ScanSource, Inc.
*
(Electronic Equipment, Instruments &
Components) 247 10,157
Scholar Rock Holding Corp.
*
(Biotechnology) 984 45,864
Scholastic Corp. (Media) 233 9,404
Schrodinger, Inc.
*
(Health Care Technology) 634 7,583
Scilex Holding Co.
*
(Biotech & Pharma) 29 308
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels) 508 41,316
Seacoast Banking Corp. of Florida (Banks) 1,095 34,460
SEACOR Marine Holdings, Inc.
*
(Energy Equipment &
Services) 246 1,870
Seadrill, Ltd.
*
(Energy Equipment & Services) 709 35,230
Seaport Entertainment Group, Inc.
*
(Real Estate Owners
& Developers) 84 1,872

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
SeaWorld Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 306 $ 10,787
Security National Financial Corp.
*
- Class A (Specialty
Finance) 183 1,793
Select Energy Services, Inc. - Class A (Energy
Equipment & Services) 1,066 17,834
Select Medical Holdings Corp. (Health Care Providers
& Services) 1,212 19,889
Selective Insurance Group, Inc. (Insurance) 679 57,002
Selectquote , Inc.
*
(Insurance) 1,586 1,459
SELLAS Life Sciences Group, Inc.
*
(Biotech & Pharma) 1,940 9,603
Semtech Corp.
*
(Semiconductors & Semiconductor
Equipment) 1,050 110,303
Seneca Foods Corp.
*
- Class A (Food Products) 52 7,273
Sensient Technologies Corp. (Chemicals) 477 54,206
Septerna , Inc.
*
(Pharmaceuticals) 241 5,726
Serve Robotics, Inc.
*
(Internet Media & Services) 740 6,978
Service Properties Trust (Hotel & Resort REITs) 6,154 9,539
ServisFirst Bancshares, Inc. (Banks) 581 46,259
Seven Hills Realty Trust (Mortgage REITs) 249 2,034
Sezzle , Inc.
*
(Financial Services) 183 14,567
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels) 1,368 15,773
Shake Shack, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 439 44,980
Shenandoah Telecommunications Co. (Diversified
Telecommunication Services) 572 8,998
Shoals Technologies Group, Inc.
*
- Class A (Electrical
Equipment) 1,899 15,078
Shoe Carnival, Inc. (Specialty Retail) 204 3,778
Shore Bancshares, Inc. (Banks) 347 6,697
Shoulder Innovations, Inc.
*
(Health Care Equipment &
Supplies) 117 1,496
Shutterstock, Inc. (Interactive Media & Services) 274 4,431
SI-BONE, Inc.
*
(Health Care Equipment & Supplies) 434 5,377
Siebert Financial Corp.
*
(Asset Management) 163 285
Sierra Bancorp (Banks) 136 4,907
SIGA Technologies, Inc. (Pharmaceuticals) 465 2,139
Sight Sciences, Inc.
*
(Health Care Equipment &
Supplies) 474 1,939
Signet Jewelers, Ltd. (Specialty Retail) 447 39,796
Sila Realty Trust, Inc. (Health Care REITs) 627 19,080
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 368 80,114
Silvaco Group, Inc.
*
(Software) 93 950
Silvercrest Asset Management Group, Inc. - Class A
(Capital Markets) 75 986
Simmons First National Corp. - Class A (Banks) 1,628 34,611
Simulations Plus, Inc.
*
(Health Care Technology) 188 2,664
Sinclair, Inc. (Media) 436 6,780
Sionna Therapeutics, Inc.
*
(Biotechnology) 183 7,082
SiriusPoint , Ltd.
*
(Insurance) 1,157 27,085
SITE Centers Corp. (Retail REITs) 568 3,118
SiTime Corp.
*
(Semiconductors & Semiconductor
Equipment) 254 142,786
Six Flags Entertainment Corp.
*
(Hotels, Restaurants &
Leisure) 1,082 20,320
Skillsoft Corp.
*
(Software) 59 455
Sky Harbour Group Corp.
*
(Transportation
Infrastructure) 240 2,537
Skyward Specialty Insurance Group, Inc.
*
(Insurance) 441 20,043
SkyWater Technology, Inc.
*
(Semiconductors &
Semiconductor Equipment) 401 12,792
SkyWest, Inc.
*
(Passenger Airlines) 456 37,447
SKYX Platforms Corp.
*
(Electrical Equipment) 1,017 1,098
SL Green Realty Corp. (Office REITs) 809 34,310
Common Stocks, continued
Shares Value
Sleep Number Corp.
*
(Specialty Retail) 209 $ 629
Slide Insurance Holdings, Inc.
*
(Insurance) 796 14,845
SM Energy Co. (Oil, Gas & Consumable Fuels) 2,811 87,226
SmartFinancial , Inc. (Banks) 172 7,214
Smartstop Self Storage REIT, Inc. (REITS & Real Estate
Management) 627 19,738
Smith & Wesson Brands, Inc. (Leisure Products) 500 7,770
Smith-Midland Corp.
*
(Construction Materials) 31 1,047
Solaris Energy Infrastructure, Inc. - Class A (Energy
Equipment & Services) 523 38,618
Soleno Therapeutics, Inc.
*
(Biotechnology) 568 30,002
Solesence , Inc.
*
(Household Products) 214 287
Solid Biosciences, Inc.
*
(Biotechnology) 666 4,835
Solid Power, Inc.
*
(Automobile Components) 1,989 6,862
Sonic Automotive, Inc. - Class A (Specialty Retail) 169 13,309
Sonida Senior Living, Inc.
*
(Health Care Providers &
Services) 61 2,316
Sonos, Inc.
*
(Household Durables) 1,346 19,961
Sound Financial Bancorp, Inc. (Banking) 23 946
SoundHound AI, Inc.
*
- Class A (Software) 4,369 34,777
SoundThinking , Inc.
*
(Software) 109 743
South Plains Financial, Inc. (Banks) 140 5,751
Southern California BanCorp (Banks) 254 4,747
Southern First Bancshares, Inc.
*
(Banks) 87 4,898
Southern Missouri Bancorp, Inc. (Banks) 109 7,438
Southland Holdings, Inc.
*
(Construction & Engineering) 145 155
Southside Bancshares, Inc. (Banks) 325 10,735
Southwest Gas Holdings, Inc. (Gas Utilities) 775 72,888
Spectrum Brands Holdings, Inc. (Household Products) 255 21,063
Sphere Entertainment Co.
*
(Entertainment) 306 43,589
Spire Global, Inc.
*
(Professional Services) 330 5,884
Spire, Inc. (Gas Utilities) 658 59,996
Spok Holdings, Inc. (Wireless Telecommunication
Services) 230 2,459
Sprinklr, Inc.
*
- Class A (Software) 1,294 6,366
Sprout Social, Inc.
*
- Class A (Software) 600 3,600
SPS Commerce, Inc.
*
(Software) 430 24,132
SPX Technologies, Inc.
*
(Machinery) 544 119,088
Spyre Therapeutics, Inc.
*
(Biotechnology) 842 62,687
SR Bancorp, Inc. (Banking) 82 1,583
SSR Mining, Inc.
*
(Metals & Mining) 2,296 66,148
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 387 10,201
Stagwell , Inc.
*
(Media) 1,229 7,706
Standard BioTools , Inc.
*
(Life Sciences Tools &
Services) 3,244 3,013
Standard Motor Products, Inc. (Automobile
Components) 239 8,931
Standex International Corp. (Machinery) 136 37,128
Starz Entertainment Corp.
*
(Entertainment) 130 2,384
Stellar Bancorp, Inc. (Banks) 524 19,681
Stepan Co. (Chemicals) 243 12,157
StepStone Group, Inc. - Class A (Capital Markets) 786 41,579
Stereotaxis, Inc.
*
(Health Care Equipment & Supplies) 704 1,316
Sterling Infrastructure, Inc.
*
(Construction &
Engineering) 335 172,732
Steven Madden, Ltd. (Textiles, Apparel & Luxury
Goods) 809 30,386
Stewart Information Services Corp. (Insurance) 339 23,727
Stitch Fix, Inc.
*
- Class A (Specialty Retail) 1,263 4,597
Stock Yards Bancorp, Inc. (Banks) 297 21,482
Stoke Therapeutics, Inc.
*
(Biotechnology) 552 18,061
StoneCo , Ltd. (Financial Services) 2,833 31,106
StoneX Group, Inc.
*
(Capital Markets) 830 88,005

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Strata Critical Medical, Inc.
*
- Class A (Passenger
Airlines) 783 $ 3,931
Strategic Education, Inc. (Diversified Consumer
Services) 259 20,306
Strattec Security Corporation
*
(Automobile Components) 45 3,387
Stratus Properties, Inc.
*
(Real Estate Management &
Development) 75 2,270
Strawberry Fields REIT, Inc. (Health Care REITs) 86 1,064
Stride, Inc.
*
(Diversified Consumer Services) 472 45,860
Strive, Inc.
*
(Capital Markets) 588 9,032
Sturm Ruger & Co., Inc. (Leisure Products) 158 6,854
Summit Hotel Properties, Inc. (Hotel & Resort REITs) 1,203 5,979
Summit Midstream Corp.
*
(Oil & Gas Producers) 98 3,102
Sun Country Airlines Holdings, Inc.
*
(Passenger
Airlines) 576 9,101
SunCoke Energy, Inc. (Metals & Mining) 959 6,540
SunOpta, Inc.
*
(Food Products) 1,081 7,005
Sunrise Realty Trust, Inc. (Mortgage REITs) 115 861
Sunrun, Inc.
*
(Electrical Equipment) 2,561 32,602
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs) 2,053 20,160
Super Group SGHC, Ltd. (Hotels, Restaurants &
Leisure) 1,796 23,276
Superior Group of Cos., Inc. (Textiles, Apparel &
Luxury Goods) 124 1,399
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 623 29,904
Surgery Partners, Inc.
*
(Health Care Providers &
Services) 872 12,234
Sweetgreen, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 1,168 8,036
Sylvamo Corp. (Paper & Forest Products) 376 16,066
Synaptics , Inc.
*
(Semiconductors & Semiconductor
Equipment) 439 41,086
Syndax Pharmaceuticals, Inc.
*
(Biotechnology) 971 20,809
T1 Energy, Inc.
*
(Electrical Equipment) 2,294 11,011
Tactile Systems Technology, Inc.
*
(Health Care
Equipment & Supplies) 249 5,732
Talkspace , Inc.
*
(Health Care Providers & Services) 1,611 8,361
Talos Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 1,433 22,813
Tandem Diabetes Care, Inc.
*
(Health Care Equipment &
Supplies) 764 14,917
Tanger , Inc. (Retail REITs) 1,282 47,537
Tango Therapeutics, Inc.
*
(Biotechnology) 1,251 27,047
Target Hospitality Corp.
*
(Hotels, Restaurants & Leisure) 362 5,263
Tarsus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 446 28,370
Taylor Morrison Home Corp.
*
(Household Durables) 1,083 65,781
Taysha Gene Therapies, Inc.
*
(Biotechnology) 2,493 15,930
Teads Holding Company
*
(Interactive Media & Services) 415 362
TechTarget, Inc.
*
(Media) 327 1,877
Tecnoglass , Inc. (Building Products) 305 13,139
Tectonic Therapeutic, Inc.
*
(Biotech & Pharma) 124 3,468
Teekay Corp. (Transportation & Logistics) 600 8,016
Teekay Tankers, Ltd. - Class A (Transportation &
Logistics) 271 21,287
Tejon Ranch Co.
*
(Real Estate Management &
Development) 238 4,658
Teladoc Health, Inc.
*
(Health Care Technology) 2,008 12,168
Telephone and Data Systems, Inc. (Wireless
Telecommunication Services) 1,123 50,602
Telos Corp.
*
(Software) 576 2,460
Tenable Holdings, Inc.
*
(Software) 1,338 27,951
Tennant Co. (Machinery) 204 16,940
Terawulf , Inc.
*
(Software) 3,887 84,464
Terex Corp. (Machinery) 1,265 78,683
Terns Pharmaceuticals, Inc.
*
(Pharmaceuticals) 1,080 57,165
Terreno Realty Corp. (Industrial REITs) 1,154 75,241
Common Stocks, continued
Shares Value
TETRA Technologies, Inc.
*
(Energy Equipment &
Services) 1,432 $ 13,633
Tevogen Bio Holdings, Inc.
*
(Biotechnology) 8 53
Texas Capital Bancshares, Inc. (Banks) 494 49,746
TG Therapeutics, Inc.
*
(Biotechnology) 1,638 55,332
The Andersons, Inc. (Consumer Staples Distribution &
Retail) 364 28,589
The Arena Group Holdings, Inc.
*
(Advertising &
Marketing) 148 373
The Baldwin Insurance Group, Inc.
*
(Insurance) 1,079 24,515
The Bancorp, Inc.
*
(Banks) 471 28,180
The Bank of NT Butterfield & Son, Ltd. (Banks) 471 26,117
The Beauty Health Co.
*
(Personal Care Products) 1,307 1,113
The Brink's Co. (Commercial Services & Supplies) 470 50,172
The Buckle, Inc. (Specialty Retail) 356 19,797
The Cheesecake Factory, Inc. (Hotels, Restaurants &
Leisure) 522 32,818
The Chefs' Warehouse, Inc.
*
(Consumer Staples
Distribution & Retail) 412 31,971
The Chemours Co. (Chemicals) 1,700 45,815
The E.W. Scripps Co.
*
- Class A (Media) 745 3,569
The Eastern Co. (Machinery) 64 1,399
The Ensign Group, Inc. (Health Care Providers &
Services) 633 118,175
The First Bancorp, Inc. (Banks) 121 3,444
The GEO Group, Inc.
*
(Commercial Services &
Supplies) 1,503 27,821
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 3,113 22,040
The Gorman-Rupp Co. (Machinery) 237 17,950
The Greenbrier Cos., Inc. (Machinery) 341 16,750
The Hackett Group, Inc. (IT Services) 278 3,589
The Hain Celestial Group, Inc.
*
(Food Products) 1,024 669
The Honest Co., Inc.
*
(Personal Care Products) 1,070 3,745
The Joint Corp.
*
(Health Care Providers & Services) 102 905
The Lovesac Co.
*
(Household Durables) 150 2,372
The Macerich Co. (Retail REITs) 2,905 63,126
The Manitowoc Co., Inc.
*
(Machinery) 390 5,300
The Marcus Corp. (Entertainment) 257 4,528
The Oncology Institute, Inc.
*
(Health Care Facilities &
Services) 903 3,486
The Pennant Group, Inc.
*
(Health Care Providers &
Services) 383 11,996
The Real Brokerage, Inc.
*
(Real Estate Management &
Development) 1,596 3,352
The RealReal , Inc.
*
(Specialty Retail) 1,202 14,292
The RMR Group, Inc. - Class A (Real Estate
Management & Development) 178 3,170
The Simply Good Foods Co.
*
(Food Products) 970 12,969
The St. Joe Co. (Real Estate Management &
Development) 430 27,765
The Vita Coco Co., Inc.
*
(Beverages) 538 35,504
The York Water Co. (Water Utilities) 163 4,730
Theravance Biopharma, Inc.
*
(Pharmaceuticals) 433 7,248
Thermon Group Holdings, Inc.
*
(Electrical Equipment) 365 22,079
Third Coast Bancshares, Inc.
*
(Banks) 145 5,414
ThredUp , Inc.
*
- Class A (Specialty Retail) 1,129 4,843
Thryv Holdings, Inc.
*
(Media) 367 1,314
Tidewater, Inc.
*
(Energy Equipment & Services) 555 49,578
Timberland Bancorp, Inc. (Banks) 84 3,350
TimkenSteel Corp.
*
(Metals & Mining) 410 7,888
Tiptree, Inc. (Insurance) 265 4,569
Titan America SA (Construction Materials) 274 4,518
Titan International, Inc.
*
(Machinery) 551 4,199

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Titan Machinery, Inc.
*
(Trading Companies &
Distributors) 239 $ 4,997
Tompkins Financial Corp. (Banks) 152 12,809
Tonix Pharmaceuticals Holding Corp.
*
(Biotech &
Pharma) 153 1,978
Tootsie Roll Industries, Inc. (Food Products) 210 8,866
Torrid Holdings, Inc.
*
(Specialty Retail) 384 660
TowneBank (Banks) 971 34,529
TPG RE Finance Trust, Inc. (Mortgage REITs) 807 6,827
Traeger, Inc.
*
(Home & Office Products) 7 292
Transcat , Inc.
*
(Trading Companies & Distributors) 104 7,914
Transcontinental Realty Investors, Inc.
*
(Real Estate
Management & Development) 12 425
TransMedics Group, Inc.
*
(Health Care Equipment &
Supplies) 379 38,199
Transocean, Ltd.
*
(Energy Equipment & Services) 10,479 71,466
Travelzoo
*
(Internet Media & Services) 71 695
Travere Therapeutics, Inc.
*
(Biotechnology) 930 39,172
Treace Medical Concepts, Inc.
*
(Health Care Equipment
& Supplies) 548 992
Tredegar Corp.
*
(Metals & Mining) 301 2,890
Trevi Therapeutics, Inc.
*
(Pharmaceuticals) 1,077 14,820
Tri Pointe Homes, Inc.
*
(Household Durables) 956 44,827
TriCompany Bancshares (Banks) 341 17,142
TriMas Corp. (Containers & Packaging) 359 13,290
TriNet Group, Inc. (Professional Services) 337 15,428
Trinity Industries, Inc. (Machinery) 907 29,577
TripAdvisor, Inc.
*
(Interactive Media & Services) 1,290 14,358
TriSalus Life Sciences, Inc.
*
(Biotech & Pharma) 319 1,378
Triumph Financial, Inc.
*
(Banks) 256 17,326
Tronox Holdings PLC - Class A (Chemicals) 1,348 13,467
TruBridge , Inc.
*
(Software) 106 2,724
TrueBlue, Inc.
*
(Professional Services) 325 1,784
Trupanion , Inc.
*
(Insurance) 419 10,052
TrustCo Bank Corp. (Banks) 199 9,472
Trustmark Corp. (Banks) 622 27,598
TSS, Inc.
*
(Engineering & Construction) 250 3,830
TTEC Holdings, Inc.
*
(Professional Services) 230 669
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 1,155 182,743
Tucows , Inc.
*
- Class A (IT Services) 76 1,195
TuHURA Biosciences, Inc.
*
(Biotech & Pharma) 487 1,091
Turning Point Brands, Inc. (Tobacco) 207 16,700
Turtle Beach Corp.
*
(Technology Hardware, Storage &
Peripherals) 174 2,004
Tutor Perini Corp. (Construction & Engineering) 502 46,646
Tvardi Therapeutics, Inc.
*
(Biotech & Pharma) 70 221
Twist Bioscience Corp.
*
(Biotechnology) 684 39,980
Two Harbors Investment Corp. (Mortgage REITs) 1,177 13,618
TXNM Energy, Inc. (Electric Utilities) 1,138 67,210
Tyra Biosciences, Inc.
*
(Biotechnology) 292 10,147
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 170 12,107
Udemy, Inc.
*
(Diversified Consumer Services) 1,066 5,053
UFP Industries, Inc. (Building Products) 656 58,705
UFP Technologies, Inc.
*
(Health Care Equipment &
Supplies) 85 16,289
Ultra Clean Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 503 39,309
UMB Financial Corp. (Banks) 819 103,332
UMH Properties, Inc. (Residential REITs) 906 14,088
UniFirst Corp. (Commercial Services & Supplies) 166 42,415
Union Bankshares , Inc. (Banking) 41 1,012
Unisys Corp.
*
(IT Services) 755 1,971
United Bankshares , Inc. (Banks) 1,578 69,132
Common Stocks, continued
Shares Value
United Community Banks, Inc. (Banks) 1,382 $ 46,062
United Fire Group, Inc. (Insurance) 238 9,596
United Natural Foods, Inc.
*
(Consumer Staples
Distribution & Retail) 677 33,864
United States Antimony Corp.
*
(Metals & Mining) 1,342 16,117
United States Lime & Minerals, Inc. (Construction
Materials) 122 13,136
Uniti Group, Inc.
*
(Specialized REITs) 1,886 22,311
Unitil Corp. (Multi-Utilities) 200 10,492
Unity Bancorp, Inc. (Banks) 82 4,287
Universal Corp. (Tobacco) 272 14,574
Universal Health Realty Income Trust (Health Care
REITs) 145 5,902
Universal Insurance Holdings, Inc. (Insurance) 287 11,374
Universal Logistics Holdings, Inc. (Ground
Transportation) 76 1,830
Universal Technical Institute, Inc.
*
(Diversified
Consumer Services) 533 20,003
Univest Financial Corp. (Banks) 316 12,005
Upbound Group, Inc. (Specialty Retail) 592 11,698
Upstart Holdings, Inc.
*
(Consumer Finance) 973 30,727
Upstream Bio, Inc.
*
(Biotechnology) 371 3,406
Upwork, Inc.
*
(Professional Services) 1,388 14,366
Uranium Energy Corp.
*
(Oil, Gas & Consumable Fuels) 5,383 80,154
Urban Edge Properties (Retail REITs) 1,435 31,455
Urban Outfitters, Inc.
*
(Specialty Retail) 736 51,770
UroGen Pharma, Ltd.
*
(Biotechnology) 453 10,795
US Gold Corp.
*
(Metals & Mining) 152 2,496
US Goldmining, Inc.
*
(Metals & Mining) 33 439
USA Rare Earth, Inc.
*
(Metals & Mining) 2,078 53,966
USANA Health Sciences, Inc.
*
(Personal Care Products) 121 2,305
USCB Financial Holdings, Inc. (Banks) 132 2,408
Utah Medical Products, Inc. (Health Care Equipment &
Supplies) 34 2,224
Utz Brands, Inc. (Food Products) 831 6,615
V2X, Inc.
*
(Aerospace & Defense) 299 20,275
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels) 1,169 7,680
Valaris , Ltd.
*
(Energy Equipment & Services) 704 71,793
Valhi, Inc. (Chemicals) 27 406
Valley National Bancorp (Banks) 5,470 74,228
Value Line, Inc. (Capital Markets) 9 317
Vanda Pharmaceuticals, Inc.
*
(Biotechnology) 629 4,466
Varex Imaging Corp.
*
(Health Care Equipment &
Supplies) 471 5,487
Varonis Systems, Inc.
*
(Software) 1,310 34,453
Vaxcyte , Inc.
*
(Biotechnology) 1,401 80,193
Veeco Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 671 33,449
Velocity Financial, Inc.
*
(Financial Services) 131 2,527
Vera Therapeutics, Inc.
*
(Biotechnology) 696 24,785
Veracyte , Inc.
*
(Biotechnology) 884 29,101
Verastem , Inc.
*
(Biotechnology) 757 4,133
Verde Clean Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 50 91
Vericel Corp.
*
(Biotechnology) 568 19,727
Verra Mobility Corp.
*
(Professional Services) 1,800 26,694
Vertex, Inc.
*
- Class A (Software) 790 9,772
Vestis Corp.
*
(Commercial Services & Supplies) 1,033 10,041
Via Transportation, Inc.
*
(Software) 118 1,795
Viad Corp.
*
(Commercial Services & Supplies) 240 10,099
Viant Technology, Inc.
*
- Class A (Software) 172 1,868
Viasat , Inc.
*
(Communications Equipment) 1,394 91,879
Viavi Solutions, Inc.
*
(Communications Equipment) 2,601 136,291
Vicor Corp.
*
(Electrical Equipment) 259 69,741
Victoria's Secret & Co.
*
(Specialty Retail) 781 40,479

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Victory Capital Holdings, Inc. - Class A (Capital
Markets) 507 $ 39,805
Viemed Healthcare, Inc.
*
(Health Care Providers &
Services) 379 3,775
Village Super Market, Inc. - Class A (Consumer Staples
Distribution & Retail) 103 4,438
Vir Biotechnology, Inc.
*
(Biotechnology) 1,052 10,746
Virco Mfg. Corp. (Commercial Services & Supplies) 128 776
Virginia National Bankshares Corp. (Banks) 53 2,237
Viridian Therapeutics, Inc.
*
(Biotechnology) 917 12,361
Virtus Investment Partners, Inc. (Capital Markets) 71 10,334
Vishay Intertechnology , Inc. (Electronic Equipment,
Instruments & Components) 1,366 39,573
Vishay Precision Group, Inc.
*
(Electronic Equipment,
Instruments & Components) 135 8,157
Vistance Networks, Inc. (Communications Equipment) 2,462 31,501
Visteon Corp. (Automobile Components) 309 34,518
Vital Farms, Inc.
*
(Food Products) 391 5,337
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels) 331 6,210
Vivid Seats, Inc.
*
- Class A (Entertainment) 68 456
Vox Royalty Corp. (Metals & Mining) 672 3,454
Voyager Technologies, Inc.
*
(Aerospace & Defense) 541 14,288
Voyager Therapeutics, Inc.
*
(Biotechnology) 527 1,966
Vroom, Inc.
*
(Specialty Finance) 12 180
VSE Corp. (Commercial Services & Supplies) 303 52,018
VTEX
*
(Software) 611 2,297
Vuzix Corp.
*
(Technology Hardware) 765 2,203
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels) 1,123 4,728
Wabash National Corp. (Machinery) 445 3,867
WaFd , Inc. (Banks) 215 6,757
Waldencast PLC
*
- Class A (Personal Care Products) 548 488
Walker & Dunlop, Inc. (Financial Services) 373 18,781
Warby Parker, Inc.
*
- Class A (Specialty Retail) 1,124 24,863
Warrior Met Coal, Inc. (Metals & Mining) 588 52,832
Washington Federal, Inc. (Banks) 860 30,444
Waterstone Financial, Inc. (Financial Services) 172 3,099
Watts Water Technologies, Inc. - Class A (Machinery) 309 92,750
WaVe Life Sciences, Ltd.
*
(Pharmaceuticals) 1,577 11,134
Waystar Holding Corp.
*
(Health Care Technology) 1,241 26,525
WD-40 Co. (Household Products) 153 32,124
Wealthfront Corporation
*
(Asset Management) 396 4,170
Weave Communications, Inc.
*
(Software) 747 3,668
WEBTOON Entertainment, Inc.
*
(Interactive Media &
Services) 202 2,472
Webull Corporation
*
(Capital Markets) 3,128 21,364
Weis Markets, Inc. (Consumer Staples Distribution &
Retail) 155 10,878
Werner Enterprises, Inc. (Ground Transportation) 654 24,113
WesBanco , Inc. (Banks) 1,067 36,683
West Bancorp, Inc. (Banks) 171 4,095
Westamerica Bancorp (Banks) 267 14,637
Western New England Bancorp, Inc. (Banking) 204 2,846
Westrock Coffee Co.
*
(Food Products) 416 2,450
Westwood Holdings Group, Inc. (Asset Management) 84 1,381
Weyco Group, Inc. (Distributors) 68 2,243
Whitefiber , Inc.
*
(IT Services) 125 1,914
Whitestone REIT (Retail REITs) 508 9,622
Willdan Group, Inc.
*
(Professional Services) 159 12,084
Willis Lease Finance Corp. (Trading Companies &
Distributors) 32 6,213
Winmark Corp. (Specialty Retail) 34 12,937
Winnebago Industries, Inc. (Automobiles) 307 10,011
WisdomTree, Inc. (Capital Markets) 1,396 23,732
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury
Goods) 919 15,641
Common Stocks, continued
Shares Value
Workiva, Inc.
*
(Software) 572 $ 30,591
World Acceptance Corp.
*
(Consumer Finance) 26 3,826
World Kinect Corp. (Oil, Gas & Consumable Fuels) 611 16,479
Worthington Enterprises, Inc. (Household Durables) 354 19,212
Worthington Steel, Inc. (Metals & Mining) 371 14,258
WSFS Financial Corp. (Banks) 602 43,326
XCF Global, Inc.
*
(Oil, Gas & Consumable Fuels) 558 223
Xencor , Inc.
*
(Biotechnology) 794 9,472
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs) 1,071 17,425
Xenon Pharmaceuticals, Inc.
*
(Biotech & Pharma) 975 54,639
Xeris Biopharma Holdings, Inc.
*
(Pharmaceuticals) 1,795 10,994
Xerox Holdings Corp. (Technology Hardware, Storage
& Peripherals) 1,331 2,995
XOMA Royalty Corp.
*
(Biotechnology) 110 4,503
Xometry , Inc.
*
- Class A (Trading Companies &
Distributors) 495 25,379
XPEL, Inc.
*
(Automobile Components) 286 13,619
Xperi , Inc.
*
(Software) 514 3,439
Xponential Fitness, Inc.
*
- Class A (Hotels, Restaurants
& Leisure) 314 2,066
Yelp, Inc.
*
(Interactive Media & Services) 667 18,409
Yext , Inc.
*
(Software) 1,148 4,431
York Space Systems, Inc.
*
(Aerospace & Defense) 200 6,632
Zenas Biopharma, Inc.
*
(Biotechnology) 265 5,120
Zeta Global Holdings Corp.
*
- Class A (Software) 2,373 43,711
Zevia PBC
*
- Class A (Beverages) 629 805
Zevra Therapeutics, Inc.
*
(Pharmaceuticals) 628 6,387
Ziff Davis, Inc.
*
(Interactive Media & Services) 442 20,226
ZipRecruiter, Inc.
*
(Interactive Media & Services) 730 2,132
Zspace , Inc.
*
(Software) 1 —
(b)
Zumiez, Inc.
*
(Specialty Retail) 147 3,612
Zurn Elkay Water Solutions Corp. (Building Products) 1,695 88,073
Zymeworks , Inc.
*
(Biotechnology) 562 15,477
TOTAL COMMON STOCKS
  (Cost $17,210,204) 36,972,286
Rights ( 0.0% )
Cartesian Therapeutics, Inc.
*CVR
(Biotechnology) 1,656 –
Chinook Therapeutics
*CVR
(Biotechnology) 750 –
TOTAL RIGHTS
  (Cost $–) –
Trust ( 0.0% )
Interest Units Value
Ferroglobe Representation and Warranty
Insurance
*
(Metals & Mining) 1,320 $ –
TOTAL TRUST
(Cost $–) –
Repurchase Agreements
(c)(d)
( 34.6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $19,308,876 $ 19,307,000 19,307,000
TOTAL REPURCHASE AGREEMENTS
(Cost $19,307,000) 19,307,000
TOTAL INVESTMENT SECURITIES
  (Cost $37,944,801)— 103.4% 57,706,883
Net other assets (liabilities) —  (3.4)% (1,878,347)
NET ASSETS — 100.0% $ 55,828,536

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraSmall-Cap ProFund
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
Amount is less than $0.50.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $9,884,000.
(d)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
CVR
Contingent Value Rights
REIT
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME E-mini Russell 2000 Index Futures Contracts 57 6/22/26 $ 8,002,230 $ 822,956
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
iShares Russell 2000 ETF Goldman Sachs International 5/27/26 3.84% $ 12,286,774 $ 45,457
Russell 2000 Index Goldman Sachs International 5/27/26 4.19% 24,542,523 124,493
$36,829,297 $169,950
iShares Russell 2000 ETF UBS AG 5/27/26 4.44% $8,427,013 $3,410
Russell 2000 Index UBS AG 5/27/26 4.34% 21,745,423 60,980
$30,172,436 $64,390
$67,001,733 $234,340
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
UltraSmall -Cap ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Advertising & Marketing $ 4,389 NM
Aerospace & Defense 637,401 1.1%
Air Freight & Logistics 38,232 0.1%
Apparel & Textile Products 9,454 NM
Asset Management 35,140 0.1%
Automobile Components 478,910 0.9%
Automobiles 10,255 NM
Automotive 57,351 0.1%
Banking 71,697 0.1%
Banks 3,369,946 6.0%
Beverages 48,738 0.1%
Biotech & Pharma 160,796 0.3%
Biotechnology 3,014,474 5.3%
Broadline Retail 25,166 NM
Building Products 426,780 0.8%
Cable & Satellite 4,661 NM
Capital Markets 518,601 0.9%
Chemicals 607,752 1.1%
Commercial Services & Supplies 586,878 1.1%
Commercial Support Services 12,084 NM
Communications Equipment 541,652 1.0%
Construction & Engineering 1,140,878 2.0%
Construction Materials 78,488 0.1%
Consumer Finance 354,967 0.6%
Consumer Staples Distribution & Retail 193,350 0.3%
Containers & Packaging 68,342 0.1%
Distributors 23,881 NM
Diversified Consumer Services 387,717 0.7%
Diversified Telecommunication Services 162,239 0.3%
Electric Utilities 336,723 0.6%
Electrical Equipment 1,465,044 2.5%
Electronic Equipment, Instruments & Components 1,530,392 2.7%
Energy Equipment & Services 940,269 1.7%
Engineering & Construction 13,797 NM
Entertainment 205,276 0.4%
Entertainment Content 3,806 NM
Equity REIT - Diversified 184,375 0.3%
Financial Services 709,632 1.3%
Food Products 204,425 0.4%
Forestry, Paper & Wood Products 3,653 NM
Gas & Water Utilities 50,283 0.1%
Gas Utilities 317,790 0.6%
Ground Transportation 136,097 0.2%
Health Care Equipment & Supplies 777,803 1.4%
Health Care Facilities & Services 31,223 0.1%
Health Care Providers & Services 1,004,029 1.8%
Health Care REITs 376,711 0.7%
Health Care Technology 76,415 0.1%
Home & Office Products 292 NM
Value
% of Net
Assets
Hotel & Resort REITs $ 219,240 0.4%
Hotels, Restaurants & Leisure 535,714 1.0%
Household Durables 567,922 1.0%
Household Products 97,764 0.2%
Independent Power/Renewable Electricity Producers 80,277 0.1%
Industrial REITs 130,392 0.2%
Institutional Financial Services 103,421 0.2%
Insurance 645,039 1.2%
Interactive Media & Services 132,928 0.2%
Internet Media & Services 24,102 NM
IT Services 330,798 0.6%
Leisure Facilities & Services 12,217 NM
Leisure Products 159,920 0.3%
Life Sciences Tools & Services 100,554 0.2%
Machinery 1,346,924 2.4%
Marine Transportation 89,962 0.2%
Media 309,989 0.6%
Medical Equipment & Devices 65,796 0.1%
Metals & Mining 984,283 1.9%
Mortgage REITs 289,663 0.5%
Multi-Utilities 163,245 0.3%
Office REITs 156,436 0.3%
Oil & Gas Producers 22,985 NM
Oil & Gas Services & Equipment 27,808 NM
Oil, Gas & Consumable Fuels 1,286,695 2.3%
Paper & Forest Products 18,479 NM
Passenger Airlines 141,763 0.3%
Personal Care Products 70,661 0.1%
Pharmaceuticals 775,571 1.4%
Prime Broker Cash 1,427,597 2.6%
Professional Services 498,427 0.9%
Real Estate Management & Development 196,406 0.3%
Real Estate Owners & Developers 2,280 NM
Real Estate Services 38,339 0.1%
REITS & Real Estate Management 19,738 NM
Renewable Energy 30,984 0.1%
Residential REITs 97,940 0.2%
Retail - Discretionary 3,719 NM
Retail REITs 432,631 0.8%
Semiconductors 6,221 NM
Semiconductors & Semiconductor Equipment 1,700,140 3.1%
Software 1,664,071 3.0%
Specialized REITs 122,946 0.2%
Specialty Finance 15,276 NM
Specialty Retail 668,139 1.3%
Steel 2,920 NM
Technology Hardware 30,730 0.1%
Technology Hardware, Storage & Peripherals 249,083 0.4%
Technology Services 21,843 NM
Telecommunications 52,565 0.2%

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
UltraSmall-Cap ProFund
Value
% of Net
Assets
Textiles, Apparel & Luxury Goods $ 175,848 0.3%
Tobacco 31,571 0.1%
Trading Companies & Distributors 374,616 0.7%
Transportation & Logistics 36,366 0.1%
Transportation Infrastructure 2,537 NM
Water Utilities 109,847 0.2%
Wholesale - Discretionary 1,549 NM
Wireless Telecommunication Services 56,752 0.1%
Other
**
17,428,653 31.2%
Total $ 55,828,536 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

April 30, 2026 (unaudited) :: Schedule of Portfolio Investments
U.S. Government Plus ProFund
Repurchase Agreements
(a) (b)
( 169 .5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $5,557,540 $ 5,557,000 $ 5,557,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,557,000) 5,557,000
TOTAL INVESTMENT SECURITIES
  (Cost $5,557,000)— 169.5% 5,557,000
Net other assets (liabilities) — ( 69 .5 ) % (2,279,040)
NET ASSETS — 100.0% $ 3,277,960
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $133,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
30-Year U.S. Treasury Bond,
4.75%, due 2/15/56 Citibank North America 5/15/26 3.81% $ 2,411,794 $ (44,244)
30-Year U.S. Treasury Bond,
4.75%, due 2/15/56 Societe Generale 5/15/26 3.88% 1,653,246 (24,875)
$4,065,040 $(69,119)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Utilities UltraSector ProFund
Common Stocks ( 77 .5% )
Shares Value
Alliant Energy Corp. (Electric Utilities) 5,177 $ 380,147
Ameren Corp. (Multi-Utilities) 5,565 632,462
American Electric Power Co., Inc. (Electric Utilities) 10,890 1,493,128
American Water Works Co., Inc. (Water Utilities) 3,932 504,947
Atmos Energy Corp. (Gas Utilities) 3,331 632,823
CenterPoint Energy, Inc. (Multi-Utilities) 13,149 573,954
CMS Energy Corp. (Multi-Utilities) 6,170 473,486
Consolidated Edison, Inc. (Multi-Utilities) 7,267 810,198
Constellation Energy Corp. (Electric Utilities) 6,275 1,964,075
Dominion Energy, Inc. (Multi-Utilities) 17,196 1,109,142
DTE Energy Co. (Multi-Utilities) 4,182 634,368
Duke Energy Corp. (Electric Utilities) 15,658 2,028,494
Edison International (Electric Utilities) 7,748 538,409
Entergy Corp. (Electric Utilities) 9,108 1,073,924
Evergy, Inc. (Electric Utilities) 4,635 383,963
Eversource Energy (Electric Utilities) 7,554 534,068
Exelon Corp. (Electric Utilities) 20,596 947,210
FirstEnergy Corp. (Electric Utilities) 10,470 497,534
NextEra Energy, Inc. (Electric Utilities) 41,933 4,104,403
NiSource, Inc. (Multi-Utilities) 9,635 465,178
NRG Energy, Inc. (Electric Utilities) 4,276 665,260
PG&E Corp. (Electric Utilities) 44,256 735,535
Pinnacle West Capital Corp. (Electric Utilities) 2,410 249,965
PPL Corp. (Electric Utilities) 14,899 557,819
Public Service Enterprise Group, Inc. (Multi-Utilities) 10,050 820,683
Sempra (Multi-Utilities) 13,155 1,251,303
The AES Corp. (Independent Power/Renewable
Electricity Producers) 14,339 207,199
Common Stocks, continued
Shares Value
The Southern Co. (Electric Utilities) 22,180 $ 2,144,806
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 6,413 1,012,227
WEC Energy Group, Inc. (Multi-Utilities) 6,553 772,861
Xcel Energy, Inc. (Electric Utilities) 11,912 988,100
TOTAL COMMON STOCKS
  (Cost $23,192,818) 29,187,671
Repurchase Agreements
(a) (b)
( 22 .9% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.37%-3.52%, dated 4/30/26, due 5/1/26, total to
be received $8,621,838 $ 8,621,000 8,621,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,621,000) 8,621,000
TOTAL INVESTMENT SECURITIES
  (Cost $31,813,818)— 100.4% 37,808,671
Net other assets (liabilities) — ( 0 .4 ) % (156,724)
NET ASSETS — 100.0% $ 37,651,947
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2026, the aggregate amount held in a segregated account was $5,311,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Utilities Select Sector Index Goldman Sachs International 5/26/26 4.39% $ 13,837,077 $ 151,146
S&P Utilities Select Sector Index UBS AG 5/26/26 4.34% 13,661,516 201,624
$27,498,593 $352,770
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of April 30, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Utilities UltraSector ProFund invested in the following industries as of April 30, 2026:
Value
% of Net
Assets
Electric Utilities $ 19,286,840 51.3%
Gas Utilities 632,823 1.7%
Independent Power/Renewable Electricity Producers 1,219,426 3.2%
Multi-Utilities 7,543,635 20.0%
Water Utilities 504,947 1.3%
Other
**
8,464,276 22.5%
Total $ 37,651,947 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2026 (unaudited) :: Consolidated Schedule of Portfolio Investments
Bitcoin ProFund
D
U.S. Government & Agencies ( 59.7% )
Principal
Amount Value
U.S. Treasury Bills, 3.27%
(a)
, 5/12/26
(b)
$ 240,000,000 $ 239,738,249
TOTAL  U.S. GOVERNMENT & AGENCIES
(Cost $239,740,349) 239,738,249
Repurchase Agreements ( 10.8% )
Repurchase Agreements with UMB Bank, N.A.,3.55%,
dated 4/30/26, due 5/1/26, total to be received
$43,464,263 (Collateralized by U.S. Treasury
Notes, 4.25%, due 3/15/27 to 2/26/28, which had an
aggregate value of $44,329,177) 43,459,978 43,459,978
TOTAL REPURCHASE AGREEMENTS
(Cost $43,459,978) 43,459,978
TOTAL INVESTMENT SECURITIES
  (Cost $283,200,327) — 70.5% 283,198,227
Reverse Repurchase Agreements including accrued
interest — (59.7%) (239,761,638)
Net other assets (liabilities) — 89.2% 357,930,596
NET ASSETS — 100.0% $ 401,367,185
(a)
Reflects the effective yield or interest rate in effect at April 30, 2026.
(b)
$239,736,000 of this security has been pledged as collateral for reverse repurchase agreements.
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME Bitcoin Futures Contracts 1,048 6/1/26 $ 402,117,600 $ (3,943,225)

Consolidated Schedule of Portfolio Investments :: April 30, 2026 (unaudited)
Short Bitcoin ProFund
U.S. Government & Agencies ( 53.6% )
Principal
Amount Value
U.S. Treasury Bills, 3.27%
(a)
, 5/12/26
(b)
$ 1,100,000 $ 1,098,800
TOTAL  U.S. GOVERNMENT & AGENCIES
(Cost $1,098,810) 1,098,800
Repurchase Agreements ( 19.1% )
Repurchase Agreements with UMB Bank, N.A.,3.55%,
dated 4/30/26, due 5/1/26, total to be received
$391,388 (Collateralized by U.S. Treasury Notes,
4.13%, due 11/15/27, total value $399,247) 391,349 391,349
TOTAL REPURCHASE AGREEMENTS
(Cost $391,349) 391,349
TOTAL INVESTMENT SECURITIES
  (Cost $1,490,159) — 72.7% 1,490,149
Reverse Repurchase Agreements including accrued
interest — (53.6%) (1,098,908)
Net other assets (liabilities) — 80.9% 1,658,346
NET ASSETS — 100.0% $ 2,049,587
(a)
Reflects the effective yield or interest rate in effect at April 30, 2026.
(b)
$1,098,790 of this security has been pledged as collateral for reverse repurchase agreements.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME Bitcoin Futures Contracts 3 6/1/26 $ (1,151,100) $ 22,425
CME Micro Bitcoin Futures Contracts 117 6/1/26 (897,858) 13,740
$(2,048,958) $36,165

April 30, 2026 (unaudited) :: Consolidated Schedule of Portfolio Investments
Ether ProFund
U.S. Government & Agencies ( 64.1% )
Principal
Amount Value
U.S. Treasury Bills, 3.27%
(a)
, 5/12/26
(b)
$ 6,000,000 $ 5,993,456
TOTAL  U.S. GOVERNMENT & AGENCIES
(Cost $5,993,509) 5,993,456
Repurchase Agreements ( 2.3% )
Repurchase Agreements with UMB Bank, N.A.,3.55%,
dated 4/30/26, due 5/1/26, total to be received
$216,527 (Collateralized by U.S. Treasury Notes,
4.13%, due 11/15/27, total value $220,895) 216,506 216,506
TOTAL REPURCHASE AGREEMENTS
(Cost $216,506) 216,506
TOTAL INVESTMENT SECURITIES
  (Cost $6,210,015) — 66.4% 6,209,962
Reverse Repurchase Agreements including accrued
interest — (64.1%) (5,994,041)
Net other assets (liabilities) — 97.7% 9,128,185
NET ASSETS — 100.0% $ 9,344,106
(a)
Reflects the effective yield or interest rate in effect at April 30, 2026.
(b)
$5,993,400 of this security has been pledged as collateral for reverse repurchase agreements.
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME Ether Futures Contracts 81 6/1/26 $ 9,195,525 $ (222,000)
CME Micro Ether Futures Contracts 654 6/1/26 148,491 (1,086)
$9,344,016 $(223,086)

Appendix :: April 30, 2026 (unaudited)
Repurchase agreements
Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.
As of April 30, 2026, the following ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.
Fund Name
Canadian
Imperial Bank
of Commerce,
3.52% dated
4/30/26, due
5/1/26
1
HSBC
Securities
(USA), Inc.,
3.50% dated
4/30/26, due
5/1/26
2
Natwest
Markets,
LLC, 3.51%
dated 4/30/26,
due 5/1/26
3
RBC Capital
Markets,
LLC, 3.42%
dated 4/30/26,
due 5/1/26
4
Societe
Generale,
3.52% dated
4/30/26, due
5/1/26
5
UMB Bank,
N.A., 3.37%
dated 4/30/26,
due 5/1/26
6
Access Flex Bear High Yield ProFund $62,000 $83,000 $41,000 $14,000 $70,000 $23,000
Access Flex High Yield ProFund 2,987,000 3,982,000 1,991,000 696,000 3,385,000 991,000
Banks UltraSector ProFund 355,000 475,000 237,000 82,000 403,000 127,000
Bear ProFund 1,366,000 1,821,000 910,000 317,000 1,548,000 461,000
Biotechnology UltraSector ProFund 11,603,000 15,471,000 7,735,000 2,707,000 13,150,000 3,847,000
Bull ProFund 2,260,000 3,015,000 1,507,000 526,000 2,561,000 754,000
Communication Services UltraSector
ProFund 1,918,000 2,558,000 1,278,000 447,000 2,173,000 641,000
Consumer Discretionary UltraSector
ProFund 968,000 1,291,000 645,000 226,000 1,097,000 328,000
Consumer Staples UltraSector ProFund 132,000 175,000 87,000 30,000 149,000 51,000
Energy UltraSector ProFund 3,390,000 4,521,000 2,260,000 790,000 3,842,000 1,129,000
Falling U.S. Dollar ProFund 238,000 318,000 158,000 55,000 270,000 85,000
Financials UltraSector ProFund 312,000 417,000 208,000 71,000 354,000 113,000
Health Care UltraSector ProFund 423,000 563,000 281,000 97,000 479,000 148,000
Industrials UltraSector ProFund 385,000 513,000 256,000 89,000 437,000 136,000
Internet UltraSector ProFund 4,650,000 6,200,000 3,100,000 1,085,000 5,270,000 1,544,000
Large-Cap Growth ProFund 5,000 6,000 3,000 1,000 5,000 4,000
Large-Cap Value ProFund 1,000 2,000 1,000 – 2,000 3,000
Materials UltraSector ProFund 2,082,000 2,776,000 1,388,000 484,000 2,360,000 697,000
Mid-Cap Growth ProFund – – – – – 2,000
Mid-Cap ProFund 575,000 768,000 383,000 133,000 653,000 199,000
Nasdaq-100 ProFund 12,871,000 17,163,000 8,580,000 3,003,000 14,589,000 4,265,000
Oil & Gas Equipment & Services
UltraSector ProFund 1,745,000 2,328,000 1,163,000 407,000 1,979,000 585,000
Pharmaceuticals UltraSector ProFund 185,000 246,000 122,000 42,000 210,000 71,000
Precious Metals UltraSector ProFund 4,673,000 6,230,000 3,114,000 1,088,000 5,296,000 1,555,000
Real Estate UltraSector ProFund 171,000 229,000 113,000 39,000 195,000 65,000
Rising Rates Opportunity 10 ProFund 169,000 225,000 112,000 38,000 191,000 64,000
Rising Rates Opportunity ProFund 1,847,000 2,463,000 1,231,000 430,000 2,094,000 619,000
Rising U.S. Dollar ProFund 2,089,000 2,786,000 1,392,000 486,000 2,368,000 698,000
Semiconductor UltraSector ProFund 37,578,000 50,105,000 25,052,000 8,767,000 42,588,000 12,439,000
Short Energy ProFund 210,000 279,000 139,000 48,000 237,000 77,000
Short Nasdaq-100 ProFund 481,000 642,000 320,000 111,000 546,000 168,000
Short Precious Metals ProFund 3,500,000 4,668,000 2,333,000 816,000 3,967,000 1,166,000
Short Real Estate ProFund 164,000 217,000 108,000 36,000 185,000 62,000
Short Small-Cap ProFund 172,000 229,000 114,000 39,000 195,000 66,000
Small-Cap Growth ProFund 1,000 1,000 – – 1,000 4,000
Small-Cap ProFund 388,000 518,000 258,000 89,000 440,000 138,000
Small-Cap Value ProFund 6,000 8,000 4,000 1,000 7,000 5,000
Technology UltraSector ProFund 5,102,000 6,803,000 3,401,000 1,189,000 5,782,000 1,698,000
U.S. Government Plus ProFund 1,181,000 1,576,000 787,000 275,000 1,339,000 399,000
UltraBear ProFund 1,261,000 1,682,000 840,000 293,000 1,430,000 425,000
UltraBull ProFund 14,455,000 19,274,000 9,636,000 3,372,000 16,382,000 4,789,000
UltraChina ProFund 738,000 985,000 492,000 171,000 837,000 251,000
UltraDow 30 ProFund 2,731,000 3,642,000 1,820,000 635,000 3,096,000 913,000
UltraEmerging Markets ProFund 505,000 674,000 336,000 116,000 572,000 175,000
UltraInternational ProFund 1,980,000 2,642,000 1,320,000 461,000 2,246,000 664,000
UltraJapan ProFund 6,055,000 8,073,000 4,036,000 1,412,000 6,862,000 2,010,000
UltraLatin America ProFund 590,000 789,000 393,000 137,000 670,000 204,000
UltraMid-Cap ProFund 2,957,000 3,943,000 1,971,000 689,000 3,351,000 986,000
UltraNasdaq-100 ProFund 77,752,000 103,670,000 51,834,000 18,141,000 88,120,000 25,732,000
UltraShort China ProFund 469,000 626,000 312,000 108,000 532,000 163,000
UltraShort Dow 30 ProFund 225,000 300,000 150,000 51,000 255,000 81,000
UltraShort Emerging Markets ProFund 273,000 364,000 181,000 62,000 309,000 98,000
UltraShort International ProFund 496,000 661,000 330,000 114,000 562,000 171,000
UltraShort Japan ProFund 256,000 342,000 171,000 59,000 290,000 88,000
UltraShort Latin America ProFund 86,000 115,000 56,000 18,000 98,000 38,000
UltraShort Mid-Cap ProFund 82,000 111,000 55,000 18,000 95,000 34,000

April 30, 2026 (unaudited) :: Appendix
Each repurchase agreement was fully collateralized by U.S. government securities as of April 30, 2026, as follows:
(1) U.S. Treasury Notes, 3.375% to 3.625%, due 8/31/2027 to 11/30/2027, which had an aggregate value of $231,806,826.
(2) U.S. Treasury Bonds, 3.875% to 4.875%, due 2/15/2043 to 8/15/2045, which had an aggregate value of $309,097,438.
(3) U.S. Treasury Notes, 3.125% to 3.50%, due 11/15/2028 to 9/30/2029, which had an aggregate value of $154,513,460.
(4) U.S. Treasury Notes, 3.75%, due 6/30/2027, total value $54,032,287.
(5) U.S. Treasury Notes, 1.375% to 3.875%, due 5/31/2027 to 11/15/2031, which had an aggregate value of $262,728,433.
(6) U.S. Treasury Notes, 4.125% to 4.625%, due 11/15/2026 to 2/15/2028, which had an aggregate value of $77,130,997.
Fund Name
Canadian
Imperial Bank
of Commerce,
3.52% dated
4/30/26, due
5/1/26
1
HSBC
Securities
(USA), Inc.,
3.50% dated
4/30/26, due
5/1/26
2
Natwest
Markets,
LLC, 3.51%
dated 4/30/26,
due 5/1/26
3
RBC Capital
Markets,
LLC, 3.42%
dated 4/30/26,
due 5/1/26
4
Societe
Generale,
3.52% dated
4/30/26, due
5/1/26
5
UMB Bank,
N.A., 3.37%
dated 4/30/26,
due 5/1/26
6
UltraShort Nasdaq-100 ProFund 3,586,000 4,781,000 2,390,000 835,000 4,065,000 1,195,000
UltraShort Small-Cap ProFund 586,000 782,000 391,000 136,000 664,000 200,000
UltraSmall-Cap ProFund 4,108,000 5,479,000 2,739,000 958,000 4,657,000 1,366,000
Utilities UltraSector ProFund 1,833,000 2,445,000 1,222,000 427,000 2,078,000 616,000
$227,269,000 $303,051,000 $151,487,000 $52,967,000 $257,588,000 $75,626,000

Appendix :: April 30, 2026 (unaudited)
Reverse Repurchase Agreements
As of April 30, 2026, the ProFunds ' outstanding balances of reverse repurchase agreements were as follows:
Counterparty Interest Rate
Principal
Amount Maturity Value
Value & Accrued
Interest
Bitcoin ProFund UMB Bank N.A. 3.85% $ (239,736,000) 5/1/2026 $ (239,736,000) $ (239,761,638)
Ether ProFund UMB Bank N.A. 3.85% (5,993,400) 5/1/2026 (5,993,400) (5,994,041)
Short Bitcoin ProFund UMB Bank N.A. 3.85% (1,098,790) 5/1/2026 (1,098,790) (1,098,908)
The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements:
Counterparty
Reverse
Repurchase
Agreements
(1)
Collateral
Pledged to
Counterparty
Bitcoin ProFund UMB Bank N.A. $ (239,761,638) $ 239,736,000
Ether ProFund UMB Bank N.A. (5,994,041) 5,993,400
Short Bitcoin ProFund UMB Bank N.A. (1,098,908) 1,098,790
(1)
Represents gross value and accrued interest for the counterparty as reported in the preceding table.